UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT
COMPANIES
Investment Company Act file number 811-10385
Pacific Life Funds
(Exact name of registrant as specified in charter)
700 Newport Center Drive, P.O. Box 7500
Newport Beach, CA 92660

(Address of principal executive offices) (Zip code)
Robin S. Yonis
Vice President and General Counsel of Pacific Life Funds
Pacific Life Fund Advisors LLC
700 Newport Center Drive, P.O. Box 9000
Newport Beach, CA 92660

(Name and address of agent for service)
Copies to:
Anthony H. Zacharski, Esq.
Dechert LLP
90 State House Square
Hartford, CT 06103
Registrant’s telephone number, including area code: 949-219-6767
Date of fiscal year end: March 31
Date of reporting period: September 30, 2010
Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.
A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.
The following is a copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Act (17 CFR 270.30e-1).

As of September 30, 2010

SEMI-ANNUAL REPORT

PACIFIC LIFE FUNDS

TABLE OF CONTENTS

PACIFIC LIFE FUNDS
Schedules of Investments and Notes	A-1
Financial Statements:
Statements of Assets and Liabilities	B-1
Statements of Operations	B-3
Statements of Changes in Net Assets	B-4
Financial Highlights	C-1
Notes to Financial Statements	D-1
Disclosure of Fund Expenses	E-1
Where to Go for More Information	E-3

PACIFIC LIFE FUNDS
PL PORTFOLIO OPTIMIZATION CONSERVATIVE FUND
Schedule of Investments
September 30, 2010 (Unaudited)

	Shares	Value
AFFILIATED MUTUAL FUNDS — 98.3%

PL Floating Rate Loan Fund ‘P’	2,247,075	$22,156,158
PL Inflation Managed Fund ‘P’	3,682,042	39,545,131
PL Managed Bond Fund ‘P’	8,103,855	90,925,257
PL Short Duration Bond Fund ‘P’	2,932,287	29,645,423
PL Comstock Fund ‘P’	777,763	8,096,509
PL Growth LT Fund ‘P’ *	470,209	5,209,917
PL Large-Cap Growth Fund ‘P’ *	645,952	5,038,429
PL Large-Cap Value Fund ‘P’	1,362,531	13,679,811
PL Main Street Core Fund ‘P’	618,087	5,531,874
PL Mid-Cap Equity Fund ‘P’	942,045	8,374,776
PL International Large-Cap Fund ‘P’	413,305	5,753,204
PL International Value Fund ‘P’	661,781	5,889,852

Total Affiliated Mutual Funds (Cost $221,579,498)		239,846,341

SHORT-TERM INVESTMENT — 0.5%

Money Market Fund — 0.5%

BlackRock Liquidity Funds Treasury Trust Fund Portfolio	1,284,899	1,284,899

Total Short-Term Investment (Cost $1,284,899)		1,284,899

TOTAL INVESTMENTS — 98.8% (Cost $222,864,397)		241,131,240

OTHER ASSETS & LIABILITIES, NET — 1.2%		2,862,876

NET ASSETS — 100.0%		$243,994,116

Notes to Schedule of Investments
(a) As of September 30, 2010, the Fund was diversified as a percentage of net assets as follows:

Affiliated Fixed Income Funds	74.7%
Affiliated Equity Funds	23.6%
Short-Term Investment	0.5%

98.8%
Other Assets & Liabilities, Net	1.2%

100.0%

PACIFIC LIFE FUNDS
PL PORTFOLIO OPTIMIZATION MODERATE-CONSERVATIVE FUND
Schedule of Investments
September 30, 2010 (Unaudited)

	Shares	Value
AFFILIATED MUTUAL FUNDS — 98.9%

PL Floating Rate Loan Fund ‘P’	1,494,409	$14,734,872
PL Inflation Managed Fund ‘P’	2,752,009	29,556,576
PL Managed Bond Fund ‘P’	5,193,132	58,266,938
PL Short Duration Bond Fund ‘P’	2,043,701	20,661,813
PL Comstock Fund ‘P’	1,372,073	14,283,276
PL Growth LT Fund ‘P’ *	639,571	7,086,449
PL Large-Cap Growth Fund ‘P’ *	1,234,739	9,630,963
PL Large-Cap Value Fund ‘P’	1,895,577	19,031,591
PL Main Street Core Fund ‘P’	1,332,817	11,928,712
PL Mid-Cap Equity Fund ‘P’	1,075,992	9,565,573
PL Mid-Cap Growth Fund ‘P’	506,601	4,711,387
PL Small-Cap Value Fund ‘P’	274,662	2,428,015
PL International Large-Cap Fund ‘P’	879,514	12,242,837
PL International Value Fund ‘P’	831,904	7,403,949

Total Affiliated Mutual Funds (Cost $207,049,422)		221,532,951

TOTAL INVESTMENTS — 98.9% (Cost $207,049,422)		221,532,951

OTHER ASSETS & LIABILITIES, NET — 1.1%		2,401,283

NET ASSETS — 100.0%		$223,934,234

Notes to Schedule of Investments
(a) As of September 30, 2010, the Fund was diversified as a percentage of net assets as follows:

Affiliated Fixed Income Funds	55.0%
Affiliated Equity Funds	43.9%

98.9%
Other Assets & Liabilities, Net	1.1%

100.0%

(b)	Fair Value Measurements

The following is a summary of the Funds’ holdings as categorized under the three-tier hierarchy of inputs used in valuing the Funds’ assets and liabilities (See Note 10 in Notes to Financial Statements) as of September 30, 2010:

				Level 2	Level 3
		Total Value at	Level 1	Significant	Significant
		September 30, 2010	Quoted Price	Observable Inputs	Unobservable Inputs

PL Portfolio Optimization Conservative Fund
Assets	Affiliated Mutual Funds	$239,846,341	$239,846,341	$—	$—
	Short-Term Investment	1,284,899	1,284,899	—	—

	Total	$241,131,240	$241,131,240	$—	$—

PL Portfolio Optimization Moderate-Conservative Fund
Assets	Affiliated Mutual Funds	$221,532,951	$221,532,951	$—	$—

See Notes to Financial Statements	See explanation of symbol on page A-5

PACIFIC LIFE FUNDS
PL PORTFOLIO OPTIMIZATION MODERATE FUND
Schedule of Investments
September 30, 2010 (Unaudited)

	Shares	Value
AFFILIATED MUTUAL FUNDS — 99.7%

PL Floating Rate Loan Fund ‘P’	3,109,151	$30,656,231
PL Inflation Managed Fund ‘P’	6,354,644	68,248,881
PL Managed Bond Fund ‘P’	9,277,145	104,089,563
PL Short Duration Bond Fund ‘P’	2,998,742	30,317,282
PL Comstock Fund ‘P’	4,947,096	51,499,270
PL Growth LT Fund ‘P’ *	2,946,083	32,642,601
PL Large-Cap Growth Fund ‘P’ *	4,305,420	33,582,277
PL Large-Cap Value Fund ‘P’	7,011,720	70,397,668
PL Main Street Core Fund ‘P’	5,062,234	45,306,997
PL Mid-Cap Equity Fund ‘P’	4,420,984	39,302,545
PL Mid-Cap Growth Fund ‘P’	1,436,018	13,354,971
PL Small-Cap Growth Fund ‘P’ *	706,739	6,777,626
PL Small-Cap Value Fund ‘P’	2,200,010	19,448,092
PL Real Estate Fund ‘P’	1,235,622	12,442,709
PL Emerging Markets Fund ‘P’	1,442,438	19,905,648
PL International Large-Cap Fund ‘P’	2,848,889	39,656,538
PL International Value Fund ‘P’	2,231,549	19,860,785

Total Affiliated Mutual Funds (Cost $613,300,968)		637,489,684

SHORT-TERM INVESTMENT — 0.2%

Money Market Fund — 0.2%

BlackRock Liquidity Funds Treasury Trust Fund Portfolio	1,237,696	1,237,696

Total Short-Term Investment (Cost $1,237,696)		1,237,696

TOTAL INVESTMENTS — 99.9% (Cost $614,538,664)		638,727,380

OTHER ASSETS & LIABILITIES, NET — 0.1%		736,023

NET ASSETS — 100.0%		$639,463,403

Notes to Schedule of Investments
(a) As of September 30, 2010, the Fund was diversified as a percentage of net assets as follows:

Affiliated Equity Funds	63.2%
Affiliated Fixed Income Funds	36.5%
Short-Term Investment	0.2%

99.9%
Other Assets & Liabilities, Net	0.1%

100.0%

PACIFIC LIFE FUNDS
PL PORTFOLIO OPTIMIZATION MODERATE-AGGRESSIVE FUND
Schedule of Investments
September 30, 2010 (Unaudited)

	Shares	Value
AFFILIATED MUTUAL FUNDS — 100.0%

PL Inflation Managed Fund ‘P’	3,752,074	$40,297,276
PL Managed Bond Fund ‘P’	3,556,768	39,906,932
PL Short Duration Bond Fund ‘P’	989,026	9,999,057
PL Comstock Fund ‘P’	4,513,226	46,982,678
PL Growth LT Fund ‘P’ *	3,358,831	37,215,850
PL Large-Cap Growth Fund ‘P’ *	3,514,027	27,409,410
PL Large-Cap Value Fund ‘P’	6,204,193	62,290,095
PL Main Street Core Fund ‘P’	5,317,177	47,588,738
PL Mid-Cap Equity Fund ‘P’	4,840,941	43,035,965
PL Mid-Cap Growth Fund ‘P’	2,385,114	22,181,558
PL Small-Cap Growth Fund ‘P’ *	1,139,352	10,926,387
PL Small-Cap Value Fund ‘P’	3,002,928	26,545,883
PL Real Estate Fund ‘P’	1,541,674	15,524,653
PL Emerging Markets Fund ‘P’	1,595,507	22,017,998
PL International Large-Cap Fund ‘P’	3,099,854	43,149,971
PL International Value Fund ‘P’	3,649,717	32,482,485

Total Affiliated Mutual Funds (Cost $518,628,917)		527,554,936

SHORT-TERM INVESTMENT — 0.0%

Money Market Fund — 0.0%

BlackRock Liquidity Funds Treasury Trust Fund Portfolio	56,462	56,462

Total Short-Term Investment (Cost $56,462)		56,462

TOTAL INVESTMENTS — 100.0% (Cost $518,685,379)		527,611,398

OTHER ASSETS & LIABILITIES, NET — 0.0%		234,595

NET ASSETS — 100.0%		$527,845,993

Notes to Schedule of Investments
(a) As of September 30, 2010, the Fund was diversified as a percentage of net assets as follows:

Affiliated Equity Funds	82.9%
Affiliated Fixed Income Funds	17.1%
Short-Term Investment	0.0%

100.0%
Other Assets & Liabilities, Net	0.0%

100.0%

(b)	Fair Value Measurements

The following is a summary of the Funds’ holdings as categorized under the three-tier hierarchy of inputs used in valuing the Funds’ assets and liabilities (See Note 10 in Notes to Financial Statements) as of September 30, 2010:

				Level 2	Level 3
		Total Value at	Level 1	Significant	Significant
		September 30, 2010	Quoted Price	Observable Inputs	Unobservable Inputs

PL Portfolio Optimization Moderate Fund
Assets	Affiliated Mutual Funds	$637,489,684	$637,489,684	$—	$—
	Short-Term Investment	1,237,696	1,237,696	—	—

	Total	$638,727,380	$638,727,380	$—	$—

PL Portfolio Optimization Moderate-Aggressive Fund
Assets	Affiliated Mutual Funds	$527,554,936	$527,554,936	$—	$—
	Short-Term Investment	56,462	56,462	—	—

	Total	$527,611,398	$527,611,398	$—	$—

See Notes to Financial Statements	See explanation of symbol on page A-5

PACIFIC LIFE FUNDS
PL PORTFOLIO OPTIMIZATION AGGRESSIVE FUND
Schedule of Investments
September 30, 2010 (Unaudited)

	Shares	Value
AFFILIATED MUTUAL FUNDS — 100.1%

PL Managed Bond Fund ‘P’	452,369	$5,075,579
PL Comstock Fund ‘P’	1,790,785	18,642,068
PL Growth LT Fund ‘P’ *	1,515,097	16,787,271
PL Large-Cap Growth Fund ‘P’ *	1,383,505	10,791,338
PL Large-Cap Value Fund ‘P’	2,461,503	24,713,490
PL Main Street Core Fund ‘P’	2,558,515	22,898,712
PL Mid-Cap Equity Fund ‘P’	1,875,524	16,673,406
PL Mid-Cap Growth Fund ‘P’	1,329,055	12,360,212
PL Small-Cap Growth Fund ‘P’ *	1,137,779	10,911,302
PL Small-Cap Value Fund ‘P’	1,646,059	14,551,162
PL Real Estate Fund ‘P’	796,678	8,022,545
PL Emerging Markets Fund ‘P’	774,688	10,690,701
PL International Large-Cap Fund ‘P’	1,375,574	19,147,989
PL International Value Fund ‘P’	1,915,661	17,049,387

Total Affiliated Mutual Funds (Cost $199,033,436)		208,315,162

TOTAL INVESTMENTS — 100.1% (Cost $199,033,436)		208,315,162

OTHER ASSETS & LIABILITIES, NET — (0.1%)		(258,339)

NET ASSETS — 100.0%		$208,056,823

Notes to Schedule of Investments
(a) As of September 30, 2010, the Fund was diversified as a percentage of net assets as follows:

Affiliated Equity Funds	97.7%
Affiliated Fixed Income Funds	2.4%

100.1%
Other Assets & Liabilities, Net	(0.1%)

100.0%

(b)	Fair Value Measurements

The following is a summary of the Fund’s holdings as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities (See Note 10 in Notes to Financial Statements) as of September 30, 2010:

				Level 2	Level 3
		Total Value at	Level 1	Significant	Significant
		September 30, 2010	Quoted Price	Observable Inputs	Unobservable Inputs

Assets	Affiliated Mutual Funds	$208,315,162	$208,315,162	$—	$—

See Notes to Financial Statements	See explanation of symbol on page A-5

PACIFIC LIFE FUNDS
PL MONEY MARKET FUND
Schedule of Investments
September 30, 2010 (Unaudited)

	Principal
	Amount	Value
SHORT-TERM INVESTMENTS — 101.7%

Certificates of Deposit — 6.9%

Bank of Tokyo-Mitsubishi UFJ Ltd NY
0.380% due 10/29/10	$900,000	$900,000
0.380% due 11/01/10	1,500,000	1,500,103
Toronto Dominion Bank NY
0.400% due 10/25/10	1,500,000	1,500,000

		3,900,103

Commercial Paper — 75.3%

Abbott Laboratories
0.150% due 10/12/10	1,700,000	1,699,922
American Honda Finance Corp
0.400% due 11/16/10	350,000	349,822
Archer-Daniels Midland Co
0.200% due 10/28/10	650,000	649,903
0.210% due 10/13/10	2,100,000	2,099,853
Bank of Montreal (Canada)
0.220% due 11/16/10	2,500,000	2,499,297
Bank of Nova Scotia NY
0.405% due 01/19/11	500,000	499,381
ConocoPhillips Qatar Funding Ltd (Cayman)
0.230% due 11/17/10	500,000	499,850
0.250% due 11/12/10	1,700,000	1,699,504
0.260% due 10/08/10	500,000	499,975
Electricite de France SA (France)
0.230% due 10/08/10	800,000	799,964
0.270% due 11/22/10	2,000,000	1,999,220
ENI Finance USA Inc
0.230% due 10/01/10	2,500,000	2,500,000
Google Inc
0.200% due 12/20/10	1,500,000	1,499,333
Harvard University
0.250% due 12/06/10	2,000,000	1,999,083
Hewlett-Packard Co
0.180% due 10/05/10	2,600,000	2,599,948
International Business Machines Corp
0.150% due 10/01/10	1,500,000	1,500,000
National Australia Funding DE Inc
0.255% due 11/08/10	2,400,000	2,399,354
Net Jets Inc
0.190% due 10/07/10	2,000,000	1,999,937
Northwestern University
0.240% due 10/25/10	1,500,000	1,499,760
0.270% due 10/04/10	750,000	749,983
The Coca-Cola Co
0.240% due 11/22/10	1,700,000	1,699,411
The Procter & Gamble Co
0.230% due 10/21/10	500,000	499,936
0.270% due 11/17/10	500,000	499,824
0.270% due 11/24/10	500,000	499,798
Total Capital Canada Ltd (Canada)
0.430% due 01/13/11	500,000	499,379
Toyota Motor Credit Corp
0.310% due 12/17/10	2,250,000	2,248,560
0.420% due 10/18/10	750,000	749,851
Wal-Mart Stores Inc
0.200% due 10/13/10	2,200,000	2,199,853
Washington Gas Light Co
0.190% due 10/04/10	1,500,000	1,499,976
Westpac Banking Corp (Australia)
0.250% due 11/10/10	2,200,000	2,199,388

		42,640,065

U.S. Treasury Bills — 19.4%
0.121% due 11/18/10	2,000,000	1,999,679
0.130% due 11/04/10	2,000,000	1,999,759
0.151% due 12/16/10	2,000,000	1,999,362
0.155% due 12/30/10	2,000,000	1,999,225
0.221% due 10/14/10	1,500,000	1,499,880
0.238% due 10/28/10	1,500,000	1,499,733

		10,997,638

	Shares
Money Market Fund — 0.1%

BlackRock Liquidity Funds Treasury Trust Fund Portfolio	42,335	42,335

Total Short-Term Investments (Amortized Cost $57,580,141)		57,580,141

TOTAL INVESTMENTS — 101.7% (Amortized Cost $57,580,141)		57,580,141

OTHER ASSETS & LIABILITIES, NET — (1.7%)		(963,998)

NET ASSETS — 100.0%		$56,616,143

Notes to Schedule of Investments

(a)	As of September 30, 2010, the Fund was diversified as a percentage of net assets as follows:

Commercial Paper	75.3%
U.S. Treasury Bills	19.4%
Certificates of Deposit	6.9%
Money Market Fund	0.1%

101.7%
Other Assets & Liabilities, Net	(1.7%)

100.0%

(b)	As of September 30, 2010, the Fund’s Standard & Poor’s quality ratings as a percentage of total fixed income investments were as follows:

AAA / U.S. Government & Agency Issues	19.1%
A-1 (Short Term Debt Only)	74.1%
Not Rated	6.8%

100.0%

The Standard & Poor’s quality ratings of the companies shown in the schedule of investments were obtained from published reports and other sources believed to be reliable.

(c)	Short-term securities reflect either the stated coupon rate or the annualized effective yield on the date of purchase for discounted securities.

See Notes to Financial Statements	See explanation of symbol on page A-5

PACIFIC LIFE FUNDS
PL MONEY MARKET FUND
Schedule of Investments (Continued)
September 30, 2010 (Unaudited)

(d)	Fair Value Measurements

The following is a summary of the Fund’s holdings as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities (See Note 10 in Notes to Financial Statements) as of September 30, 2010:

				Level 2	Level 3
		Total Value at	Level 1	Significant	Significant
		September 30, 2010	Quoted Price	Observable Inputs	Unobservable Inputs

Assets	Short-Term Investments	$57,580,141	$42,335	$57,537,806	$—

Explanation of Symbol:

*	Non-income producing securities.

See Notes to Financial Statements

PACIFIC LIFE FUNDS
STATEMENTS OF ASSETS AND LIABILITIES
SEPTEMBER 30, 2010 (Unaudited)

	PL Portfolio Optimization Funds					PL Money
		Moderate-		Moderate-		Market
	Conservative Fund	Conservative Fund	Moderate Fund	Aggressive Fund	Aggressive Fund	Fund

ASSETS
Investments, at cost	$222,864,397	$207,049,422	$614,538,664	$518,685,379	$199,033,436	$57,580,141

Investments in affiliated mutual funds, at value	$239,846,341	$221,532,951	$637,489,684	$527,554,936	$208,315,162	$—
Investments, at value	1,284,899	—	1,237,696	56,462	—	57,580,141
Receivables:
Dividends and interest	—	—	—	—	—	3,256
Fund shares sold	4,511,872	2,776,608	3,612,863	2,079,627	425,310	3,253
Securities sold	—	98,997	—	—	118,899	—
Due from adviser	25,001	25,287	67,636	59,730	26,829	8,077
Prepaid expenses and other assets	17,928	9,576	27,609	18,624	10,554	9,407

Total Assets	245,686,041	224,443,419	642,435,488	529,769,379	208,896,754	57,604,134

LIABILITIES
Payables:
Fund shares redeemed	250,445	255,933	1,278,200	1,469,714	560,648	969,550
Securities purchased	1,284,899	—	1,237,696	56,462	—	—
Due to custodian	—	98,997	—	—	118,899	—
Income distributions	50	75	—	—	—	—
Accrued advisory fees	38,770	35,119	101,705	84,733	33,269	—
Accrued administration fees	29,077	26,339	76,279	63,549	24,952	5
Accrued support service expenses	22,344	23,170	70,781	63,038	25,352	2,614
Accrued custodian fees and expenses	2,564	2,564	2,564	2,564	2,564	4,103
Accrued legal, audit and tax service fees	26,434	27,996	86,470	77,439	31,348	951
Accrued deferred trustee compensation and expenses	1,071	1,677	5,446	5,155	1,995	3,784
Accrued distribution and/or service fees	16,674	15,109	44,326	37,082	13,831	1,522
Accrued transfer agency out-of-pocket expenses	15,976	18,007	58,339	53,822	22,233	3,650
Accrued other	3,621	4,199	10,279	9,828	4,840	1,812

Total Liabilities	1,691,925	509,185	2,972,085	1,923,386	839,931	987,991

NET ASSETS	$243,994,116	$223,934,234	$639,463,403	$527,845,993	$208,056,823	$56,616,143

See Notes to Financial Statements

B-1

PACIFIC LIFE FUNDS
STATEMENTS OF ASSETS AND LIABILITIES (Continued)
SEPTEMBER 30, 2010 (Unaudited)

	PL Portfolio Optimization Funds					PL Money
		Moderate-		Moderate-		Market
	Conservative Fund	Conservative Fund	Moderate Fund	Aggressive Fund	Aggressive Fund	Fund(1)

NET ASSETS CONSIST OF:
Paid-in capital	$230,443,075	$218,977,728	$647,108,845	$565,860,728	$236,781,957	$56,619,660
Undistributed/accumulated net investment income (loss)	601,202	414,000	545,055	(248,178)	(264,340)	(3,690)
Undistributed/accumulated net realized gain (loss)	(5,317,004)	(9,941,023)	(32,379,213)	(46,692,576)	(37,742,520)	173
Net unrealized appreciation (depreciation) on investments	18,266,843	14,483,529	24,188,716	8,926,019	9,281,726	—

NET ASSETS	$243,994,116	$223,934,234	$639,463,403	$527,845,993	$208,056,823	$56,616,143

Class A Shares:
Net Assets	$113,892,834	$105,829,874	$293,720,716	$244,188,035	$106,601,377	$56,616,143
Shares of beneficial interest outstanding	10,583,330	9,842,495	26,756,407	22,595,737	9,935,154	56,626,948
Net Asset Value per share*	$10.76	$10.75	$10.98	$10.81	$10.73	$1.00
Sales Charge — Maximum is 5.50% of offering price	0.63	0.63	0.64	0.63	0.62	—

Maximum offering price per share	$11.39	$11.38	$11.62	$11.44	$11.35	$1.00

Class B Shares:
Net Assets	$19,144,541	$23,170,371	$74,018,103	$71,083,329	$28,904,387	$—
Shares of beneficial interest outstanding	1,795,727	2,173,725	6,801,091	6,658,096	2,748,164	—
Net Asset Value and offering price per share*	$10.66	$10.66	$10.88	$10.68	$10.52	$—

Class C Shares:
Net Assets	$102,254,194	$83,469,103	$244,674,542	$199,362,199	$67,716,407	$—
Shares of beneficial interest outstanding	9,599,872	7,833,433	22,512,680	18,719,356	6,438,345	—
Net Asset Value and offering price per share*	$10.65	$10.66	$10.87	$10.65	$10.52	$—

Class R Shares:
Net Assets	$8,702,547	$11,464,886	$27,050,042	$13,212,430	$4,834,652	$—
Shares of beneficial interest outstanding	811,915	1,069,702	2,474,694	1,225,013	453,005	—
Net Asset Value per share	$10.72	$10.72	$10.93	$10.79	$10.67	$—

*	Redemption price per share is equal to the Net Asset Value per share less any applicable contingent deferred sales charge.

(1)	PL Money Market Fund is not subject to a front-end sales load.
See Notes to Financial Statements

B-2

PACIFIC LIFE FUNDS
STATEMENTS OF OPERATIONS
FOR THE SIX-MONTH PERIOD ENDED SEPTEMBER 30, 2010 (Unaudited)

	PL Portfolio Optimization Funds					PL Money
		Moderate-		Moderate-		Market
	Conservative Fund	Conservative Fund	Moderate Fund	Aggressive Fund	Aggressive Fund	Fund

INVESTMENT INCOME
Dividends from affiliated mutual fund investments	$1,413,695	$1,181,574	$2,859,541	$1,741,008	$489,493	$—
Dividends from mutual fund investments	5	3	128	3	—	—
Interest	—	—	—	—	—	59,722

Total Investment Income	1,413,700	1,181,577	2,859,669	1,741,011	489,493	59,722

EXPENSES
Advisory fees	200,705	193,706	581,296	499,020	197,334	44,395
Administration fees	216,457	213,336	646,377	559,074	221,614	66,592
Support services expenses	28,149	29,469	90,787	80,157	32,379	6,367
Custodian fees and expenses	5,114	5,114	5,114	5,114	5,114	9,455
Shareholder report expenses	10,198	10,673	32,881	29,030	11,725	2,306
Distribution and/or service fees
Class A	115,520	110,927	330,109	286,767	124,073	55,493
Class B (1)	77,768	102,355	340,440	338,976	140,989	—
Class C (1)	422,236	368,211	1,120,541	947,625	326,540	—
Class R (1)	20,722	27,128	62,531	30,717	11,424	—
Transfer agency out-of-pocket expenses	34,397	38,874	126,427	117,910	47,499	6,839
Registration fees	31,318	29,891	39,671	35,510	30,065	14,429
Legal, audit and tax service fees	24,634	25,790	79,453	70,150	28,337	5,573
Trustees’ compensation and expenses	3,895	4,100	12,605	11,106	4,475	959
Other	9,692	10,424	29,921	27,478	11,836	5,655

Total Expenses	1,200,805	1,169,998	3,498,153	3,038,634	1,193,404	218,063
Advisory Fee Waiver	—	—	—	—	—	(44,395)
Adviser Reimbursement and/or Administrator Fee Reduction (2)	(279,254)	(290,448)	(837,669)	(746,072)	(318,656)	(113,015)
Distribution and/or Service Fees Waiver	(109,880)	(113,427)	(350,675)	(308,014)	(122,688)	(906)

Net Expenses	811,671	766,123	2,309,809	1,984,548	752,060	59,747

NET INVESTMENT INCOME (LOSS)	602,029	415,454	549,860	(243,537)	(262,567)	(25)

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net Realized Gain (Loss) On:
Affiliated mutual fund investment transactions	(274,522)	(1,694,072)	(7,668,289)	(7,187,872)	(4,799,381)	—
Investment security transactions	112	111	335	291	116	25
Capital gain distributions from affiliated mutual fund investments	691,498	519,655	1,045,552	581,480	170,410	—

Net Realized Gain (Loss)	417,088	(1,174,306)	(6,622,402)	(6,606,101)	(4,628,855)	25

Net Change In Unrealized Appreciation (Depreciation) On:
Affiliated mutual fund investments	7,433,307	6,910,800	20,638,993	15,963,843	7,297,682	—

Change in Net Unrealized Appreciation (Depreciation)	7,433,307	6,910,800	20,638,993	15,963,843	7,297,682	—

NET GAIN	7,850,395	5,736,494	14,016,591	9,357,742	2,668,827	25

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$8,452,424	$6,151,948	$14,566,451	$9,114,205	$2,406,260	$—

(1)	Class B, C and R shares are offered to the PL Portfolio Optimization Funds only.

(2)	See Note 5 in Notes to Financial Statements.
See Notes to Financial Statements

B-3

PACIFIC LIFE FUNDS
STATEMENTS OF CHANGES IN NET ASSETS

	PL Portfolio Optimization		PL Portfolio Optimization		PL Portfolio Optimization
	Conservative Fund		Moderate-Conservative Fund		Moderate Fund
	Six-Month		Six-Month		Six-Month
	Period Ended		Period Ended		Period Ended
	September 30,	Year Ended	September 30,	Year Ended	September 30,	Year Ended
	2010 (1)	March 31, 2010	2010 (1)	March 31, 2010	2010 (1)	March 31, 2010

OPERATIONS
Net investment income	$602,029	$3,277,105	$415,454	$2,947,406	$549,860	$6,898,619
Net realized gain (loss)	417,088	(2,367,128)	(1,174,306)	(4,826,492)	(6,622,402)	(16,496,114)
Net change in unrealized appreciation	7,433,307	19,660,083	6,910,800	33,278,746	20,638,993	138,905,984

Net Increase in Net Assets Resulting from Operations	8,452,424	20,570,060	6,151,948	31,399,660	14,566,451	129,308,489

DISTRIBUTIONS TO SHAREHOLDERS
Net investment income
Class A	(432,249)	(1,710,474)	(752,728)	(1,614,143)	(2,280,647)	(4,160,973)
Class B	(45,061)	(279,755)	(138,215)	(339,598)	(478,154)	(831,429)
Class C	(270,234)	(1,401,774)	(519,484)	(1,145,058)	(1,587,337)	(2,524,685)
Class R	(32,188)	(191,258)	(88,835)	(225,209)	(201,576)	(401,521)
Net realized gains
Class A	—	(106,162)	—	—	—	—
Class B	—	(23,898)	—	—	—	—
Class C	—	(117,264)	—	—	—	—
Class R	—	(12,184)	—	—	—	—

Net Decrease in Net Assets Resulting from Dividends and Distributions to Shareholders	(779,732)	(3,842,769)	(1,499,262)	(3,324,008)	(4,547,714)	(7,918,608)

CAPITAL SHARE TRANSACTIONS
Proceeds from sale of shares
Class A	64,346,824	50,752,914	37,161,238	40,790,178	70,135,938	93,246,975
Class B	6,706,657	5,817,970	5,522,470	6,690,345	12,692,890	16,242,994
Class C	48,677,488	45,745,410	24,711,117	25,952,657	52,781,460	75,334,134
Class R	1,385,569	5,594,582	2,793,764	6,560,716	6,001,833	13,380,310
Dividends and distribution reinvestments
Class A	330,177	1,558,693	689,211	1,498,188	2,096,070	3,842,035
Class B	41,075	280,171	129,816	318,466	455,357	790,075
Class C	233,144	1,341,548	462,040	1,045,210	1,450,149	2,369,247
Class R	32,105	202,846	88,835	225,209	201,194	400,842
Cost of shares repurchased
Class A	(23,435,796)	(23,064,174)	(12,520,006)	(15,266,919)	(30,714,122)	(40,358,953)
Class B	(1,508,007)	(2,677,685)	(2,113,154)	(3,115,431)	(5,535,081)	(7,808,728)
Class C	(17,390,277)	(24,597,878)	(8,461,230)	(14,008,363)	(24,014,433)	(37,125,941)
Class R	(963,130)	(1,796,648)	(2,108,249)	(2,898,487)	(3,777,141)	(7,339,654)

Net Increase in Net Assets from Capital Share Transactions	78,455,829	59,157,749	46,355,852	47,791,769	81,774,114	112,973,336

NET INCREASE IN NET ASSETS	86,128,521	75,885,040	51,008,538	75,867,421	91,792,851	234,363,217

NET ASSETS
Beginning of Year or Period	157,865,595	81,980,555	172,925,696	97,058,275	547,670,552	313,307,335

End of Year or Period	$243,994,116	$157,865,595	$223,934,234	$172,925,696	$639,463,403	$547,670,552

Undistributed Net Investment Income	$601,202	$778,905	$414,000	$1,497,808	$545,055	$4,542,909

(1)	Unaudited.
See Notes to Financial Statements

B-4

PACIFIC LIFE FUNDS STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	PL Portfolio Optimization		PL Portfolio Optimization		PL Money Market
	Moderate-Aggressive Fund		Aggressive Fund		Fund
	Six-Month		Six-Month		Six-Month
	Period Ended		Period Ended		Period Ended
	September 30,	Year Ended	September 30,	Year Ended	September 30,	Year Ended
	2010 (1)	March 31, 2010	2010 (1)	March 31, 2010	2010 (1)	March 31, 2010

OPERATIONS
Net investment income (loss)	$(243,537)	$3,841,042	$(262,567)	$982,773	$(25)	$(173)
Net realized gain (loss)	(6,606,101)	(30,603,203)	(4,628,855)	(24,928,333)	25	201
Net change in unrealized appreciation (depreciation)	15,963,843	175,714,887	7,297,682	94,510,444	—	—

Net Increase (Decrease) in Net Assets Resulting from Operations	9,114,205	148,952,726	2,406,260	70,564,884	—	28

DISTRIBUTIONS TO SHAREHOLDERS
Net investment income
Class A	(1,602,175)	(2,602,301)	(653,565)	(843,794)	—	(10,057)
Class B	(355,000)	(446,128)	(139,088)	(69,556)	—	—
Class C	(1,010,867)	(1,189,157)	(314,227)	(153,091)	—	—
Class R	(78,864)	(138,865)	(27,172)	(40,677)	—	—

Net Decrease in Net Assets Resulting from Dividends and Distributions to Shareholders	(3,046,906)	(4,376,451)	(1,134,052)	(1,107,118)	—	(10,057)

CAPITAL SHARE TRANSACTIONS
Proceeds from sale of shares
Class A	42,067,289	65,603,064	16,948,846	27,309,375	59,766,177	52,775,972
Class B	8,464,083	11,566,216	2,567,076	4,468,034	—	—
Class C	28,066,332	44,834,816	13,792,109	19,255,411	—	—
Class R	2,441,614	10,113,346	1,064,123	3,407,327	—	—
Dividends and distribution reinvestments
Class A	1,497,191	2,456,310	628,092	807,649	—	9,957
Class B	342,767	430,112	133,256	66,789	—	—
Class C	942,974	1,134,414	294,024	147,013	—	—
Class R	78,864	138,865	27,172	40,677	—	—
Cost of shares repurchased
Class A	(27,794,474)	(35,242,574)	(10,597,700)	(22,695,126)	(37,818,958)	(73,530,933)
Class B	(7,178,951)	(7,692,928)	(2,698,047)	(3,834,070)	—	—
Class C	(21,598,599)	(30,185,514)	(14,759,289)	(19,134,707)	—	—
Class R	(1,665,137)	(7,037,738)	(737,800)	(2,846,769)	—	—

Net Increase (Decrease) in Net Assets from Capital Share Transactions	25,663,953	56,118,389	6,661,862	6,991,603	21,947,219	(20,745,004)

NET INCREASE (DECREASE) IN NET ASSETS	31,731,252	200,694,664	7,934,070	76,449,369	21,947,219	(20,755,033)

NET ASSETS
Beginning of Year or Period	496,114,741	295,420,077	200,122,753	123,673,384	34,668,924	55,423,957

End of Year or Period	$527,845,993	$496,114,741	$208,056,823	$200,122,753	$56,616,143	$34,668,924

Undistributed/Accumulated Net Investment Income (Loss)	$(248,178)	$3,042,265	$(264,340)	$1,132,279	$(3,690)	$(3,665)

(1)	Unaudited.
See Notes to Financial Statements

B-5

PACIFIC LIFE FUNDS
FINANCIAL HIGHLIGHTS
Selected per share, ratios and supplemental data for each year or period were as follows:

			Investment Activities				Distributions				Ratios/Supplemental Data
													Ratios of	Ratios of
							Distributions					Net Assets,	Expenses After	Expenses Before	Ratios of Net
		Net Asset Value,			Net Realized	Total from	from Net	Distributions		Net Asset Value,		End of	Expense Reductions	Expense Reductions	Investment Income	Portfolio
		Beginning of	Net Investment		and Unrealized	Investment	Investment	from	Total	End of	Total	Year or Period	to Average Net	to Average Net	to Average Net	Turnover
For each Year or Period		Year or Period	Income (1)		Gain (Loss)	Operations	Income	Capital Gains	Distributions	Year or Period	Returns (2)	(in thousands)	Assets (3), (4)	Assets (4)	Assets (4)	Rates
PL Portfolio Optimization Conservative Fund

Class A:	4/1/2010 - 9/30/2010 (5)	$10.41	$0.05		$0.35	$0.40	$(0.05)	$—	$(0.05)	$10.76	3.83%	$113,893	0.43%	0.81%	0.98%	10.78%
	4/1/2009 - 3/31/2010	8.84	0.32		1.59	1.91	(0.31)	(0.03)	(0.34)	10.41	21.67%	68,938	0.20%	0.95%	3.20%	20.50%
	4/1/2008 - 3/31/2009	10.55	0.37		(1.50)	(1.13)	(0.55)	(0.03)	(0.58)	8.84	(10.78%)	32,817	0.16%	0.95%	3.91%	26.41%
	4/1/2007 - 3/31/2008	10.51	0.34		0.19	0.53	(0.35)	(0.14)	(0.49)	10.55	5.15%	24,003	0.00%	0.94%	3.20%	43.30%
	4/1/2006 - 3/31/2007	10.34	0.29		0.33	0.62	(0.28)	(0.17)	(0.45)	10.51	6.12%	11,730	0.02%	1.37%	2.77%	35.84%
	4/1/2005 - 3/31/2006	10.18	0.22		0.20	0.42	(0.23)	(0.03)	(0.26)	10.34	4.12%	9,887	0.03%	1.57%	2.17%	66.26%

Class B:	4/1/2010 - 9/30/2010 (5)	$10.34	$0.01		$0.34	$0.35	$(0.03)	$—	$(0.03)	$10.66	3.40%	$19,145	1.17%	1.56%	0.24%	10.78%
	4/1/2009 - 3/31/2010	8.77	0.24		1.60	1.84	(0.24)	(0.03)	(0.27)	10.34	21.07%	13,336	0.95%	1.70%	2.45%	20.50%
	4/1/2008 - 3/31/2009	10.49	0.30		(1.50)	(1.20)	(0.49)	(0.03)	(0.52)	8.77	(11.51%)	8,306	0.91%	1.70%	3.16%	26.41%
	4/1/2007 - 3/31/2008	10.46	0.26		0.19	0.45	(0.28)	(0.14)	(0.42)	10.49	4.42%	4,895	0.75%	1.69%	2.45%	43.30%
	4/1/2006 - 3/31/2007	10.30	0.23		0.33	0.56	(0.23)	(0.17)	(0.40)	10.46	5.52%	2,822	0.58%	1.93%	2.20%	35.84%
	4/1/2005 - 3/31/2006	10.14	0.17		0.20	0.37	(0.18)	(0.03)	(0.21)	10.30	3.56%	1,923	0.53%	2.07%	1.67%	66.26%

Class C:	4/1/2010 - 9/30/2010 (5)	$10.33	$0.01		$0.34	$0.35	$(0.03)	$—	$(0.03)	$10.65	3.42%	$102,254	1.17%	1.56%	0.24%	10.78%
	4/1/2009 - 3/31/2010	8.76	0.24		1.61	1.85	(0.25)	(0.03)	(0.28)	10.33	21.14%	67,620	0.95%	1.70%	2.45%	20.50%
	4/1/2008 - 3/31/2009	10.49	0.30		(1.51)	(1.21)	(0.49)	(0.03)	(0.52)	8.76	(11.63%)	37,659	0.91%	1.70%	3.16%	26.41%
	4/1/2007 - 3/31/2008	10.45	0.26		0.20	0.46	(0.28)	(0.14)	(0.42)	10.49	4.48%	25,841	0.75%	1.69%	2.45%	43.30%
	4/1/2006 - 3/31/2007	10.29	0.23		0.33	0.56	(0.23)	(0.17)	(0.40)	10.45	5.55%	16,322	0.58%	1.93%	2.20%	35.84%
	4/1/2005 - 3/31/2006	10.13	0.17		0.20	0.37	(0.18)	(0.03)	(0.21)	10.29	3.65%	11,342	0.53%	2.07%	1.67%	66.26%

Class R:	4/1/2010 - 9/30/2010 (5)	$10.38	$0.04		$0.34	$0.38	$(0.04)	$—	$(0.04)	$10.72	3.68%	$8,703	0.66%	1.06%	0.75%	10.78%
	4/1/2009 - 3/31/2010	8.81	0.29		1.60	1.89	(0.29)	(0.03)	(0.32)	10.38	21.53%	7,972	0.45%	1.20%	2.95%	20.50%
	4/1/2008 - 3/31/2009	10.53	0.34		(1.50)	(1.16)	(0.53)	(0.03)	(0.56)	8.81	(11.07%)	3,197	0.41%	1.20%	3.66%	26.41%
	4/1/2007 - 3/31/2008	10.50	0.31		0.19	0.50	(0.33)	(0.14)	(0.47)	10.53	4.90%	1,629	0.25%	1.19%	2.95%	43.30%
	4/1/2006 - 3/31/2007	10.33	0.28		0.34	0.62	(0.28)	(0.17)	(0.45)	10.50	6.13%	216	0.10%	1.43%	2.68%	35.84%
	9/30/2005 - 3/31/2006	10.35	0.11		0.09	0.20	(0.21)	(0.01)	(0.22)	10.33	1.90%	10	0.03%	1.57%	2.17%	66.26%

PL Portfolio Optimization Moderate-Conservative Fund

Class A:	4/1/2010 - 9/30/2010 (5)	$10.54	$0.04		$0.26	$0.30	$(0.09)	$—	$(0.09)	$10.75	2.89%	$105,830	0.41%	0.83%	0.81%	5.84%
	4/1/2009 - 3/31/2010	8.36	0.26		2.19	2.45	(0.27)	—	(0.27)	10.54	29.60%	78,160	0.20%	0.95%	2.58%	10.42%
	4/1/2008 - 3/31/2009	10.96	0.30		(2.36)	(2.06)	(0.44)	(0.10)	(0.54)	8.36	(19.15%)	39,518	0.14%	0.92%	3.10%	31.68%
	4/1/2007 - 3/31/2008	11.21	0.28		(0.01)	0.27	(0.34)	(0.18)	(0.52)	10.96	2.31%	50,389	0.00%	0.82%	2.50%	10.38%
	4/1/2006 - 3/31/2007	10.87	0.23		0.61	0.84	(0.25)	(0.25)	(0.50)	11.21	7.93%	36,345	0.01%	1.18%	2.13%	18.25%
	4/1/2005 - 3/31/2006	10.33	0.18		0.57	0.75	(0.19)	(0.02)	(0.21)	10.87	7.23%	28,292	0.02%	1.32%	1.72%	37.91%

Class B:	4/1/2010 - 9/30/2010 (5)	$10.47	$—	(6)	$0.26	$0.26	$(0.07)	$—	$(0.07)	$10.66	2.54%	$23,170	1.16%	1.58%	0.06%	5.84%
	4/1/2009 - 3/31/2010	8.30	0.18		2.20	2.38	(0.21)	—	(0.21)	10.47	28.87%	19,202	0.95%	1.70%	1.83%	10.42%
	4/1/2008 - 3/31/2009	10.89	0.23		(2.36)	(2.13)	(0.36)	(0.10)	(0.46)	8.30	(19.85%)	11,943	0.89%	1.67%	2.35%	31.68%
	4/1/2007 - 3/31/2008	11.15	0.20		(0.02)	0.18	(0.26)	(0.18)	(0.44)	10.89	1.53%	15,092	0.75%	1.57%	1.75%	10.38%
	4/1/2006 - 3/31/2007	10.82	0.17		0.61	0.78	(0.20)	(0.25)	(0.45)	11.15	7.39%	12,098	0.58%	1.75%	1.56%	18.25%
	4/1/2005 - 3/31/2006	10.29	0.13		0.56	0.69	(0.14)	(0.02)	(0.16)	10.82	6.70%	9,058	0.52%	1.82%	1.22%	37.91%

Class C:	4/1/2010 - 9/30/2010 (5)	$10.47	$—	(6)	$0.26	$0.26	$(0.07)	$—	$(0.07)	$10.66	2.55%	$83,469	1.16%	1.58%	0.06%	5.84%
	4/1/2009 - 3/31/2010	8.30	0.18		2.20	2.38	(0.21)	—	(0.21)	10.47	28.87%	65,086	0.95%	1.70%	1.83%	10.42%
	4/1/2008 - 3/31/2009	10.89	0.22		(2.35)	(2.13)	(0.36)	(0.10)	(0.46)	8.30	(19.84%)	40,640	0.89%	1.67%	2.35%	31.68%
	4/1/2007 - 3/31/2008	11.16	0.20		(0.02)	0.18	(0.27)	(0.18)	(0.45)	10.89	1.51%	48,205	0.75%	1.57%	1.75%	10.38%
	4/1/2006 - 3/31/2007	10.83	0.17		0.61	0.78	(0.20)	(0.25)	(0.45)	11.16	7.38%	30,464	0.58%	1.75%	1.56%	18.25%
	4/1/2005 - 3/31/2006	10.29	0.13		0.57	0.70	(0.14)	(0.02)	(0.16)	10.83	6.80%	23,860	0.52%	1.82%	1.22%	37.91%

See Notes to Financial Statements	See explanation of references on C-4

C-1

PACIFIC LIFE FUNDS
FINANCIAL HIGHLIGHTS (Continued)
Selected per share, ratios and supplemental data for each year or period were as follows:

										Ratios/Supplemental Data
												Ratios of	Ratios of
			Investment Activities			Distributions						Expenses After	Expenses Before	Ratios of Net
						Distributions					Net Assets,	Expense	Expense	Investment
		Net Asset Value,		Net Realized	Total from	from Net	Distributions		Net Asset Value,		End of	Reductions to	Reductions to	Income (Loss) to	Portfolio
		Beginning of	Net Investment	and Unrealized	Investment	Investment	from	Total	End of	Total	Year or Period	Average	Average	Average Net	Turnover
For each Year or Period		Year or Period	Income (Loss) (1)	Gain (Loss)	Operations	Income	Capital Gains	Distributions	Year or Period	Returns (2)	(in thousands)	Net Assets (3), (4)	Net Assets (4)	Assets (4)	Rates
PL Portfolio Optimization Moderate-Conservative Fund (Continued)

Class R:	4/1/2010 - 9/30/2010 (5)	$10.51	$0.03	$0.26	$0.29	$(0.08)	$—	$(0.08)	$10.72	2.83%	$11,465	0.66%	1.08%	0.56%	5.84%
	4/1/2009 - 3/31/2010	8.34	0.23	2.20	2.43	(0.26)	—	(0.26)	10.51	29.32%	10,478	0.45%	1.20%	2.33%	10.42%
	4/1/2008 - 3/31/2009	10.94	0.27	(2.36)	(2.09)	(0.41)	(0.10)	(0.51)	8.34	(19.36%)	4,957	0.39%	1.17%	2.85%	31.68%
	4/1/2007 - 3/31/2008	11.20	0.25	(0.01)	0.24	(0.32)	(0.18)	(0.50)	10.94	2.03%	3,031	0.25%	1.07%	2.25%	10.38%
	4/1/2006 - 3/31/2007	10.87	0.22	0.61	0.83	(0.25)	(0.25)	(0.50)	11.20	7.84%	1,373	0.10%	1.25%	2.04%	18.25%
	9/30/2005 - 3/31/2006	10.67	0.09	0.29	0.38	(0.17)	(0.01)	(0.18)	10.87	3.63%	290	0.02%	1.32%	1.72%	37.91%

PL Portfolio Optimization Moderate Fund

Class A:	4/1/2010 - 9/30/2010 (5)	$10.81	$0.03	$0.23	$0.26	$(0.09)	$—	$(0.09)	$10.98	2.50%	$293,721	0.41%	0.82%	0.58%	4.78%
	4/1/2009 - 3/31/2010	7.96	0.20	2.87	3.07	(0.22)	—	(0.22)	10.81	38.85%	247,213	0.20%	0.92%	1.99%	9.43%
	4/1/2008 - 3/31/2009	11.51	0.23	(3.30)	(3.07)	(0.31)	(0.17)	(0.48)	7.96	(27.25%)	137,205	0.14%	0.89%	2.35%	25.95%
	4/1/2007 - 3/31/2008	12.08	0.23	(0.17)	0.06	(0.35)	(0.28)	(0.63)	11.51	0.28%	192,707	0.00%	0.78%	1.90%	5.01%
	4/1/2006 - 3/31/2007	11.56	0.18	0.88	1.06	(0.22)	(0.32)	(0.54)	12.08	9.41%	149,905	0.00%	1.06%	1.51%	8.24%
	4/1/2005 - 3/31/2006	10.54	0.15	1.06	1.21	(0.16)	(0.03)	(0.19)	11.56	11.58%	95,079	0.00%	1.20%	1.33%	26.54%

Class B:	4/1/2010 - 9/30/2010 (5)	$10.74	$(0.01)	$0.22	$0.21	$(0.07)	$—	$(0.07)	$10.88	2.05%	$74,018	1.16%	1.57%	(0.17%)	4.78%
	4/1/2009 - 3/31/2010	7.90	0.12	2.87	2.99	(0.15)	—	(0.15)	10.74	38.14%	65,336	0.95%	1.67%	1.24%	9.43%
	4/1/2008 - 3/31/2009	11.44	0.16	(3.30)	(3.14)	(0.23)	(0.17)	(0.40)	7.90	(27.95%)	40,658	0.89%	1.64%	1.60%	25.95%
	4/1/2007 - 3/31/2008	12.02	0.14	(0.17)	(0.03)	(0.27)	(0.28)	(0.55)	11.44	(0.48%)	56,387	0.75%	1.53%	1.15%	5.01%
	4/1/2006 - 3/31/2007	11.51	0.11	0.89	1.00	(0.17)	(0.32)	(0.49)	12.02	8.88%	43,774	0.57%	1.63%	0.94%	8.24%
	4/1/2005 - 3/31/2006	10.50	0.09	1.07	1.16	(0.12)	(0.03)	(0.15)	11.51	11.10%	31,687	0.50%	1.70%	0.83%	26.54%

Class C:	4/1/2010 - 9/30/2010 (5)	$10.73	$(0.01)	$0.22	$0.21	$(0.07)	$—	$(0.07)	$10.87	2.06%	$244,675	1.16%	1.57%	(0.17%)	4.78%
	4/1/2009 - 3/31/2010	7.88	0.12	2.88	3.00	(0.15)	—	(0.15)	10.73	38.36%	210,889	0.95%	1.67%	1.24%	9.43%
	4/1/2008 - 3/31/2009	11.42	0.16	(3.30)	(3.14)	(0.23)	(0.17)	(0.40)	7.88	(28.02%)	123,122	0.89%	1.64%	1.60%	25.95%
	4/1/2007 - 3/31/2008	12.00	0.14	(0.17)	(0.03)	(0.27)	(0.28)	(0.55)	11.42	(0.46%)	180,421	0.75%	1.53%	1.15%	5.01%
	4/1/2006 - 3/31/2007	11.50	0.11	0.88	0.99	(0.17)	(0.32)	(0.49)	12.00	8.82%	134,695	0.57%	1.63%	0.94%	8.24%
	4/1/2005 - 3/31/2006	10.49	0.09	1.07	1.16	(0.12)	(0.03)	(0.15)	11.50	11.12%	88,774	0.50%	1.70%	0.83%	26.54%

Class R:	4/1/2010 - 9/30/2010 (5)	$10.77	$0.02	$0.23	$0.25	$(0.09)	$—	$(0.09)	$10.93	2.35%	$27,050	0.65%	1.07%	0.33%	4.78%
	4/1/2009 - 3/31/2010	7.93	0.17	2.87	3.04	(0.20)	—	(0.20)	10.77	38.61%	24,232	0.45%	1.17%	1.74%	9.43%
	4/1/2008 - 3/31/2009	11.48	0.20	(3.29)	(3.09)	(0.29)	(0.17)	(0.46)	7.93	(27.48%)	12,323	0.39%	1.14%	2.10%	25.95%
	4/1/2007 - 3/31/2008	12.06	0.20	(0.17)	0.03	(0.33)	(0.28)	(0.61)	11.48	0.05%	7,754	0.25%	1.03%	1.65%	5.01%
	4/1/2006 - 3/31/2007	11.56	0.16	0.88	1.04	(0.22)	(0.32)	(0.54)	12.06	9.24%	2,332	0.11%	1.13%	1.40%	8.24%
	9/30/2005 - 3/31/2006	11.05	0.07	0.60	0.67	(0.15)	(0.01)	(0.16)	11.56	6.16%	13	0.00%	1.20%	1.33%	26.54%

PL Portfolio Optimization Moderate-Aggressive Fund

Class A:	4/1/2010 - 9/30/2010 (5)	$10.68	$0.02	$0.18	$0.20	$(0.07)	$—	$(0.07)	$10.81	1.97%	$244,188	0.40%	0.82%	0.29%	6.67%
	4/1/2009 - 3/31/2010	7.31	0.13	3.38	3.51	(0.14)	—	(0.14)	10.68	48.26%	225,236	0.20%	0.92%	1.33%	13.96%
	4/1/2008 - 3/31/2009	11.79	0.16	(4.21)	(4.05)	(0.19)	(0.24)	(0.43)	7.31	(35.15%)	128,976	0.14%	0.89%	1.63%	22.98%
	4/1/2007 - 3/31/2008	12.74	0.17	(0.41)	(0.24)	(0.33)	(0.38)	(0.71)	11.79	(2.25%)	203,091	0.00%	0.78%	1.30%	5.05%
	4/1/2006 - 3/31/2007	12.02	0.12	1.12	1.24	(0.20)	(0.32)	(0.52)	12.74	10.57%	158,754	0.00%	1.05%	1.02%	6.96%
	4/1/2005 - 3/31/2006	10.66	0.10	1.44	1.54	(0.13)	(0.05)	(0.18)	12.02	14.59%	93,498	0.00%	1.19%	0.86%	27.98%

See Notes to Financial Statements	See explanation of references on C-4

C-2

PACIFIC LIFE FUNDS
FINANCIAL HIGHLIGHTS (Continued)
Selected per share, ratios and supplemental data for each year or period were as follows:

											Ratios/Supplemental Data
													Ratios of	Ratios of
			Investment Activities				Distributions						Expenses After	Expenses Before	Ratios of Net
							Distributions					Net Assets,	Expense	Expense	Investment
		Net Asset Value,			Net Realized	Total from	from Net	Distributions		Net Asset Value,		End of	Reductions to	Reductions to	Income (Loss) to	Portfolio
		Beginning of	Net Investment		and Unrealized	Investment	Investment	from	Total	End of	Total	Year or Period	Average	Average	Average Net	Turnover
For each Year or Period		Year or Period	Income (Loss) (1)		Gain (Loss)	Operations	Income	Capital Gains	Distributions	Year or Period	Returns (2)	(in thousands)	Net Assets (3), (4)	Net Assets (4)	Assets (4)	Rates
PL Portfolio Optimization Moderate-Aggressive Fund (Continued)

Class B:	4/1/2010 - 9/30/2010 (5)	$10.57	$(0.02)		$0.18	$0.16	$(0.05)	$—	$(0.05)	$10.68	1.61%	$71,083	1.15%	1.57%	(0.45%)	6.67%
	4/1/2009 - 3/31/2010	7.21	0.05		3.38	3.43	(0.07)	—	(0.07)	10.57	47.84%	68,751	0.95%	1.67%	0.58%	13.96%
	4/1/2008 - 3/31/2009	11.69	0.08		(4.19)	(4.11)	(0.13)	(0.24)	(0.37)	7.21	(35.97%)	43,587	0.89%	1.64%	0.88%	22.98%
	4/1/2007 - 3/31/2008	12.67	0.07		(0.41)	(0.34)	(0.26)	(0.38)	(0.64)	11.69	(3.04%)	68,162	0.75%	1.53%	0.55%	5.05%
	4/1/2006 - 3/31/2007	11.97	0.05		1.13	1.18	(0.16)	(0.32)	(0.48)	12.67	10.11%	56,938	0.57%	1.62%	0.44%	6.96%
	4/1/2005 - 3/31/2006	10.63	0.04		1.45	1.49	(0.10)	(0.05)	(0.15)	11.97	14.09%	35,154	0.50%	1.69%	0.36%	27.98%

Class C:	4/1/2010 - 9/30/2010 (5)	$10.55	$(0.02)		$0.17	$0.15	$(0.05)	$—	$(0.05)	$10.65	1.52%	$199,362	1.15%	1.57%	(0.45%)	6.67%
	4/1/2009 - 3/31/2010	7.18	0.05		3.39	3.44	(0.07)	—	(0.07)	10.55	48.18%	189,917	0.95%	1.67%	0.58%	13.96%
	4/1/2008 - 3/31/2009	11.67	0.08		(4.20)	(4.12)	(0.13)	(0.24)	(0.37)	7.18	(36.12%)	117,549	0.89%	1.64%	0.88%	22.98%
	4/1/2007 - 3/31/2008	12.65	0.07		(0.41)	(0.34)	(0.26)	(0.38)	(0.64)	11.67	(3.03%)	184,634	0.75%	1.53%	0.55%	5.05%
	4/1/2006 - 3/31/2007	11.95	0.05		1.13	1.18	(0.16)	(0.32)	(0.48)	12.65	10.12%	143,281	0.57%	1.62%	0.44%	6.96%
	4/1/2005 - 3/31/2006	10.61	0.04		1.45	1.49	(0.10)	(0.05)	(0.15)	11.95	14.13%	90,306	0.50%	1.69%	0.36%	27.98%

Class R:	4/1/2010 - 9/30/2010 (5)	$10.67	$—	(6)	$0.19	$0.19	$(0.07)	$—	$(0.07)	$10.79	1.81%	$13,212	0.65%	1.07%	0.05%	6.67%
	4/1/2009 - 3/31/2010	7.30	0.10		3.39	3.49	(0.12)	—	(0.12)	10.67	48.07%	12,211	0.45%	1.17%	1.08%	13.96%
	4/1/2008 - 3/31/2009	11.79	0.13		(4.21)	(4.08)	(0.17)	(0.24)	(0.41)	7.30	(35.38%)	5,307	0.39%	1.14%	1.38%	22.98%
	4/1/2007 - 3/31/2008	12.74	0.13		(0.39)	(0.26)	(0.31)	(0.38)	(0.69)	11.79	(2.39%)	3,147	0.25%	1.03%	1.05%	5.05%
	4/1/2006 - 3/31/2007	12.02	0.11		1.13	1.24	(0.20)	(0.32)	(0.52)	12.74	10.57%	971	0.10%	1.12%	0.92%	6.96%
	9/30/2005 - 3/31/2006	11.28	0.05		0.83	0.88	(0.13)	(0.01)	(0.14)	12.02	7.92%	11	0.00%	1.19%	0.86%	27.98%

PL Portfolio Optimization Aggressive Fund

Class A:	4/1/2010 - 9/30/2010 (5)	$10.66	$—	(6)	$0.14	$0.14	$(0.07)	$—	$(0.07)	$10.73	1.37%	$106,601	0.40%	0.85%	0.09%	12.44%
	4/1/2009 - 3/31/2010	6.92	0.09		3.75	3.84	(0.10)	—	(0.10)	10.66	55.84%	98,669	0.20%	0.94%	0.94%	25.89%
	4/1/2008 - 3/31/2009	12.04	0.09		(4.88)	(4.79)	—	(0.33)	(0.33)	6.92	(40.88%)	59,937	0.14%	0.92%	0.97%	18.16%
	4/1/2007 - 3/31/2008	13.49	0.08		(0.77)	(0.69)	(0.33)	(0.43)	(0.76)	12.04	(5.70%)	96,230	0.00%	0.80%	0.62%	9.66%
	4/1/2006 - 3/31/2007	12.57	0.07		1.46	1.53	(0.19)	(0.42)	(0.61)	13.49	12.53%	75,546	0.00%	1.09%	0.54%	10.14%
	4/1/2005 - 3/31/2006	10.75	0.05		1.94	1.99	(0.11)	(0.06)	(0.17)	12.57	18.59%	39,397	0.00%	1.29%	0.42%	42.51%

Class B:	4/1/2010 - 9/30/2010 (5)	$10.46	$(0.03)		$0.14	$0.11	$(0.05)	$—	$(0.05)	$10.52	1.11%	$28,904	1.15%	1.60%	(0.65%)	12.44%
	4/1/2009 - 3/31/2010	6.72	0.02		3.75	3.77	(0.03)	—	(0.03)	10.46	56.15%	28,776	0.95%	1.69%	0.19%	25.89%
	4/1/2008 - 3/31/2009	11.93	0.02		(4.90)	(4.88)	—	(0.33)	(0.33)	6.72	(42.04%)	18,042	0.89%	1.67%	0.22%	18.16%
	4/1/2007 - 3/31/2008	13.41	(0.02)		(0.78)	(0.80)	(0.25)	(0.43)	(0.68)	11.93	(6.46%)	30,059	0.75%	1.55%	(0.13%)	9.66%
	4/1/2006 - 3/31/2007	12.52	(—	)(6)	1.46	1.46	(0.15)	(0.42)	(0.57)	13.41	12.00%	23,716	0.58%	1.67%	(0.04%)	10.14%
	4/1/2005 - 3/31/2006	10.72	(0.01)		1.94	1.93	(0.07)	(0.06)	(0.13)	12.52	18.11%	12,889	0.50%	1.79%	(0.08%)	42.51%

Class C:	4/1/2010 - 9/30/2010 (5)	$10.46	$(0.03)		$0.14	$0.11	$(0.05)	$—	$(0.05)	$10.52	1.10%	$67,716	1.15%	1.60%	(0.65%)	12.44%
	4/1/2009 - 3/31/2010	6.71	0.02		3.75	3.77	(0.02)	—	(0.02)	10.46	56.11%	68,230	0.95%	1.69%	0.19%	25.89%
	4/1/2008 - 3/31/2009	11.92	0.02		(4.90)	(4.88)	—	(0.33)	(0.33)	6.71	(41.99%)	43,588	0.89%	1.67%	0.22%	18.16%
	4/1/2007 - 3/31/2008	13.40	(0.02)		(0.77)	(0.79)	(0.26)	(0.43)	(0.69)	11.92	(6.44%)	75,389	0.75%	1.55%	(0.13%)	9.66%
	4/1/2006 - 3/31/2007	12.51	(—	)(6)	1.46	1.46	(0.15)	(0.42)	(0.57)	13.40	12.01%	55,389	0.58%	1.67%	(0.04%)	10.14%
	4/1/2005 - 3/31/2006	10.72	(0.01)		1.93	1.92	(0.07)	(0.06)	(0.13)	12.51	18.00%	30,782	0.50%	1.79%	(0.08%)	42.51%

See Notes to Financial Statements	See explanation of references on C-4

C-3

PACIFIC LIFE FUNDS
FINANCIAL HIGHLIGHTS (Continued)
Selected per share, ratios and supplemental data for each year or period were as follows:

														Ratios/Supplemental Data
																Ratios of	Ratios of
			Investment Activities					Distributions								Expenses After	Expenses Before	Ratios of Net
								Distributions							Net Assets,	Expense	Expense	Investment
		Net Asset Value,				Net Realized	Total from	from Net		Distributions			Net Asset Value,		End of	Reductions to	Reductions to	Income (Loss) to		Portfolio
		Beginning of	Net Investment			and Unrealized	Investment	Investment		from	Total		End of	Total	Year or Period	Average	Average	Average Net		Turnover
For each Year or Period		Year or Period	Income (Loss) (1)			Gain (Loss)	Operations	Income		Capital Gains	Distributions		Year or Period	Returns (2)	(in thousands)	Net Assets (3), (4)	Net Assets (4)	Assets (4)		Rates
PL Portfolio Optimization Aggressive Fund (Continued)

Class R:	4/1/2010 - 9/30/2010 (5)	$10.61		$(0.01)		$0.13	$0.12	$(0.06)		$—	$(0.06)		$10.67	1.30%	$4,835	0.65%	1.10%	(0.16%)		12.44%
	4/1/2009 - 3/31/2010	6.88		0.06		3.76	3.82	(0.09)		—	(0.09)		10.61	55.70%	4,448	0.45%	1.19%	0.69%		25.89%
	4/1/2008 - 3/31/2009	12.03		0.06		(4.88)	(4.82)	—		(0.33)	(0.33)		6.88	(41.17%)	2,106	0.39%	1.17%	0.72%		18.16%
	4/1/2007 - 3/31/2008	13.49		0.05		(0.77)	(0.72)	(0.31)		(0.43)	(0.74)		12.03	(5.88%)	1,236	0.25%	1.05%	0.37%		9.66%
	4/1/2006 - 3/31/2007	12.57		0.05		1.48	1.53	(0.19)		(0.42)	(0.61)		13.49	12.53%	382	0.14%	1.17%	0.40%		10.14%
	9/30/2005 - 3/31/2006	11.50		0.02		1.17	1.19	(0.11)		(0.01)	(0.12)		12.57	10.44%	11	0.00%	1.29%	0.42%		42.51%

PL Money Market Fund (7)

Class A:	4/1/2010 - 9/30/2010 (5)	$1.00	$	(—	)(6)	$— (6)	$—	$—		$—	$—		$1.00	0.00%	$56,616	0.27%	0.98%	(—	%)(6)	N/A
	4/1/2009 - 3/31/2010	1.00		(—	)(6)	— (6)	—	(—	)(6)	—	(—	)(6)	1.00	0.03%	34,669	0.36%	1.09%	(—	%)(6)	N/A
	4/1/2008 - 3/31/2009	1.00		0.01		—	0.01	(0.01)		—	(0.01)		1.00	1.27%	55,424	0.78%	1.18%	1.22%		N/A
	4/1/2007 - 3/31/2008	1.00		0.04		—	0.04	(0.04)		—	(0.04)		1.00	3.90%	42,636	0.95%	1.28%	3.68%		N/A
	4/1/2006 - 3/31/2007	1.00		0.04		—	0.04	(0.04)		—	(0.04)		1.00	4.31%	21,098	1.02%	1.58%	4.20%		N/A
	4/1/2005 - 3/31/2006	1.00		0.03		—	0.03	(0.03)		—	(0.03)		1.00	2.76%	19,293	0.94%	1.79%	2.67%		N/A

(1)	Net investment income (loss) per share has been calculated using the average shares method except for the PL Money Market Fund.

(2)	The total returns include reinvestment of all dividends and capital gain distributions, if any, and do not include deductions of any applicable sales charges. Total returns are not annualized for periods less than one full year.

(3)	The ratios of expenses after expense reductions to average net assets are after any adviser expense reimbursements, administrator fee reductions, and distributor fee waivers, as discussed in Note 5 in Notes to Financial Statements. The expense ratios for all the PL Portfolio Optimization Funds do not include expenses of the Underlying Funds (see Note 1 in Notes to Financial Statements) in which the PL Portfolio Optimization Funds invest.

(4)	The ratios are annualized for periods of less than one full year.

(5)	Unaudited.

(6)	Amount represents less than $0.005 per share or less than 0.005%.

(7)	Class B and C shares were converted to Class A shares on June 29, 2005.

See Notes to Financial Statements

C-4

PACIFIC LIFE FUNDS
NOTES TO FINANCIAL STATEMENTS
(Unaudited)
1. ORGANIZATION
     Pacific Life Funds (the “Trust”) is a Delaware statutory trust, which was formed on May 21, 2001, and is registered under the Investment Company Act of 1940 (“1940 Act”), as amended, as an open-end management investment company. As of September 30, 2010, the Trust was comprised of twenty-three separate funds, six of which are presented in this report (each individually, a “Fund”, and collectively the “Funds”): PL Portfolio Optimization Conservative Fund, PL Portfolio Optimization Moderate-Conservative Fund, PL Portfolio Optimization Moderate Fund, PL Portfolio Optimization Moderate-Aggressive Fund, PL Portfolio Optimization Aggressive Fund (collectively, the “Portfolio Optimization Funds”), and PL Money Market Fund.
     The Portfolio Optimization Funds offer Class A, Class B, Class C and Class R shares. Each class is distinguished by its level of distribution and/or service fees and in general: (i) Class A shares are subject to a maximum 5.50% front-end sales charge; (ii) Class B shares are subject to a maximum 5.00% contingent deferred sales charge (“CDSC”); (iii) Class C shares are subject to a maximum 1.00% CDSC; and (iv) Class R shares are sold at net asset value (“NAV”) without an initial sales charge. The sales charge for Class A shares is reduced for purchases of $50,000 or more and may be waived in certain circumstances. There is no sales charge for Class A shares for purchases of $1 million or more, although there is a CDSC of 1% on redemptions of such Class A shares within one year of purchase.
     The PL Money Market Fund offers Class A shares only, which are sold at NAV without an initial sales charge.
     The Portfolio Optimization Funds invest substantially all of their assets in Class P shares of other funds of the Trust (collectively, the “Underlying Funds”).
     The Underlying Funds are not covered by this report. The accounting policies of the Underlying Funds are outlined in the Underlying Funds’ shareholder report which is available without charge by calling 1-800-722-2333, on the Trust’s website at http://www.PacificLife.com, on the Securities and Exchange Commission (the “SEC”) website at http://www.sec.gov, or at the SEC’s Public Reference Room in Washington D.C.
2. SIGNIFICANT ACCOUNTING POLICIES
     The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”) for investment companies. In preparing the financial statements, management is required to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Trust in the preparation of the financial statements.
     A. FUND VALUATION
     Each Fund is divided into shares. The price of a Fund’s shares is called NAV per share. The NAV forms the basis for all transactions involving buying, selling, exchanging or reinvesting shares. Each Fund’s NAV per share is calculated by taking the total fair value of a Fund’s assets (the value of the securities and other investments a Fund holds plus cash or other assets, including interest accrued but not yet received), subtracting a Fund’s liabilities (including accrued expenses, dividends payable and any borrowings of a Fund, and any other liabilities), and dividing by the total number of shares outstanding. The fair value of each security or other investment (each a “Holding” and collectively “Holdings”) is the amount which a Fund might reasonably expect to receive for the Holding upon its current sale in the ordinary course.
     Each Fund’s NAV per share is calculated once a day, every day the New York Stock Exchange (“NYSE”) is open, including days when foreign markets are closed. The value of each Fund (the NAV) is determined as of the time of the close of the NYSE, which is usually 4:00 p.m. Eastern Time.
     Each Fund’s NAV will not be calculated on days when the NYSE is closed. There may be a delay in calculating the NAV if: (i) the NYSE is closed on a day other than a regular holiday or weekend, (ii) trading on the NYSE is restricted, (iii) an emergency exists as determined by the SEC, making the sale of securities or other instruments or determinations of NAV not practicable, or (iv) the SEC permits a delay for the protection of shareholders.
     For purposes of calculating the NAV:
     Portfolio Optimization Funds. The Holdings of each Portfolio Optimization Fund consist primarily of shares of the Underlying Funds, which are valued at their respective NAV’s at the time of computation.
     Money Market Instruments and Short-Term Holdings. The Holdings of the PL Money Market Fund are valued at amortized cost, in accordance with Rule 2a-7 under the 1940 Act. Amortized cost involves valuing a Holding at cost on the date of acquisition and thereafter assuming a constant accretion of a discount or amortization of a premium to maturity, regardless of the impact of fluctuating interest rates on the market value of the instrument. While this method provides consistency in valuation (and may only be used if it approximates market value) it may result in periods during which value, as determined by amortized cost, is higher or lower than the price that would be received if the Fund sold the Holding. Fund Holdings of other funds for temporary cash purposes are valued at their respective NAVs.

D-1

PACIFIC LIFE FUNDS
NOTES TO FINANCIAL STATEMENTS (Continued)
(Unaudited)
     B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME
     Securities transactions are recorded on a trade date basis. Dividend income is recorded on the ex-dividend date. Interest income is recorded on an accrual basis. Interest income includes coupon interest and amortization of premium and discount on debt securities. Accretion of discounts and amortization of premiums are recorded on a daily basis. Realized gains and losses from securities transactions are recorded on the basis of identified cost, which is also used for Federal income tax purposes. Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to distribution and/or service fees (see Note 3). Income, other non-class specific expenses, and realized and unrealized gains and losses on investments are allocated to each class of shares based on its relative daily net assets.
     C. DISTRIBUTIONS TO SHAREHOLDERS
     The Portfolio Optimization Funds currently declare and pay dividends on net investment income at least annually. Dividends for the PL Money Market Fund, if any, are declared daily and paid monthly. Dividends may be declared more or less frequently if advantageous to the specific Fund and its shareholders. All realized capital gains are distributed at least annually for each Fund.
     Dividends on net investment income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. GAAP. These differences are primarily due to differing treatments for foreign currency transactions, passive foreign investment companies, post-October losses, capital loss carryforwards, and losses deferred due to wash sales. Permanent book and tax differences relating to shareholder distributions will result in reclassifications of paid-in capital. Dividends and distributions paid to shareholders are recorded on the ex-dividend date.
     D. EXPENSE ALLOCATION
     General expenses of the Trust are allocated to each Fund in proportion to its relative daily net assets. Expenses directly attributable to a particular Fund are charged directly to that Fund. Class-specific fees are charged directly to the respective share class within each Fund.
     E. INVESTMENTS AND RISKS
     General Investment Risks
     An investment in each Fund represents an indirect investment in the Holdings owned by that Fund. As with any mutual fund, the value of these Holdings may move up or down and as a result, an investment in a Fund at any point in time may be worth more or less than the original investment.
     Investments in a Fund may be affected by general economic and market conditions, government and political events, investor perceptions, changes in interest rates and market liquidity. Events in the financial markets have the potential to cause increased volatility and uncertainty, which may impact the value of the Trust’s assets. Due to interdependencies between markets, events in one market may adversely impact other markets or issuers in unforeseen ways. As a result, the value of a Fund’s Holdings may be adversely affected by events in the markets, either directly or indirectly, and each Fund is exposed to potential decreases in the value of those Holdings. In addition, traditionally liquid investments may experience periods of diminished liquidity. Governmental and regulatory responses to market events may impair the Adviser’s ability to pursue certain investment techniques or strategies and may have unexpected consequences on particular markets, strategies, or investments. Future events may impact a Fund in unforeseen ways, leading a Fund to alter its existing strategies or, potentially, to liquidate and close.
     None of the Funds may invest in illiquid securities and illiquid bank loans (collectively, “Illiquid Holdings”) if as a result of such investment, more than 15% of its net assets (5% of total assets for the PL Money Market Fund), taken at market value at the time of such investment, would be invested in Illiquid Holdings. The term “Illiquid Holdings” for this purpose means holdings that cannot be disposed of within seven days in the ordinary course of business at approximately the amount at which a Fund has valued the Holdings. Illiquid Holdings may be difficult to value and difficult to sell, which means a Fund may not be able to sell such a Holding quickly for its full value. As of September 30, 2010, there were no Illiquid Holdings in the Funds.
     Portfolio Optimization Funds Risks
     The Portfolio Optimization Funds are exposed to the same risks as the Underlying Funds in direct proportion to the allocation of assets among those funds. Allocations among the Underlying Funds are determined using an asset allocation process, which seeks to optimize returns by allocating among different asset classes given various levels of risk tolerance. The allocations of the Portfolio Optimization Funds may not effectively decrease risk or increase returns for investors, and the selection and weighting of allocations to asset classes and/or Underlying Funds may cause them to underperform other funds with a similar investment objective. The Portfolio Optimization Funds are non-diversified as to issuers (i.e. Underlying Funds), and may invest a significant portion of its assets in any Underlying Fund (See Note 6).
     PL Money Market Fund Risks
     Fixed income (debt) Holdings are affected primarily by the financial condition of the companies that have issued them and by changes in interest rates, although the factors noted above may also have a significant impact on fixed income (debt) Holdings. There is a risk that an issuer of a Fund’s fixed income (debt) Holding (including borrowers) may not be able to meet its financial obligations (e.g., may not be able to make principal and/or interest payments when they are due or otherwise default on other financial terms) and/or go bankrupt.

D-2

PACIFIC LIFE FUNDS
NOTES TO FINANCIAL STATEMENTS (Continued)
(Unaudited)
     Foreign Holdings may expose a Fund to potential losses and volatility resulting from changes in unstable political and economic conditions, a lack of information, differences in the way securities markets operate, relatively lower market liquidity, less stringent or different financial reporting and accounting standards and controls, foreign taxation issues and foreign controls on investments. The Holdings of the PL Money Market Fund must be denominated in U.S. dollars.
     F. NEW ACCOUNTING PRONOUNCEMENT
     In January 2010, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update No. 2010-06, Improving Disclosures about Fair Value Measurements, (“ASU”). This ASU amends FASB Accounting Standards Codification (“ASC”) Topic 820, Fair Value Measurements and Disclosures, and requires entities to disclose the amounts and reasons for significant transfers between Levels 1 and 2 in the fair value hierarchy and inputs and valuation techniques used to determine Level 2 and Level 3 fair value measurements (see Note 10), and to separately present purchases, sales, issuances, and settlements in their reconciliation of Level 3 fair value measurements (i.e., to present such items on a gross basis rather than on a net basis). This ASU is effective for interim and annual periods beginning after December 15, 2009, except for the disclosures about purchases, sales issuances, and settlements in the roll forward of activity in Level 3 fair value measurements (which are effective for interim and annual periods beginning after December 15, 2010). The Trust implemented the disclosures required for interim and annual periods beginning after December 15, 2009 (see the Notes to Schedules of Investments section of each Fund’s Schedule of Investments and Note 10). Management is currently evaluating the impact of additional implementation of this ASU will have on the Trust’s financial statement disclosures.
3. INVESTMENT ADVISORY, ADMINISTRATION AND SHAREHOLDER SERVICES, AND DISTRIBUTION AGREEMENTS
     Pursuant to an Investment Advisory Agreement, Pacific Life Fund Advisors LLC (“PLFA”), a wholly-owned subsidiary of Pacific Life Insurance Company (“Pacific Life”), serves as investment adviser to the Trust and manages the Portfolio Optimization Funds. PLFA also does business under the name Pacific Asset Management. Pacific Asset Management manages the PL Money Market Fund. PLFA receives advisory fees from each Fund based on the following advisory fee rates, which are based on an annual percentage of average daily net assets of each Fund:

PL Portfolio Optimization Conservative	0.20%
PL Portfolio Optimization Moderate-Conservative	0.20%
PL Portfolio Optimization Moderate	0.20%
PL Portfolio Optimization Moderate-Aggressive	0.20%
PL Portfolio Optimization Aggressive	0.20%
PL Money Market	See (1)

(1)	An annual rate of 0.20% of the first $250 million of the average daily net assets, 0.15% of the next $250 million, and 0.10% in excess of $500 million.
     Pursuant to an Administration and Shareholder Services Agreement (the “Agreement”), Pacific Life serves as administrator (the “Administrator”) to the Trust. Effective July 1, 2010, the Trust compensated the Administrator for its administrative fee at an annual rate of 0.15% for each of the Portfolio Optimization Funds (which invest in the Underlying Funds that each have an administrative fee of 0.15%) and 0.30% for the PL Money Market Fund. From April 1, 2010 to June 30, 2010, the Trust compensated the Administrator at an annual rate of 0.30% of average daily net assets of each Fund. The Administrative fee is for procuring or providing administrative, transfer agency, and shareholder services. In addition, Pacific Life and PLFA provide support services to the Trust that are outside the scope of the administrator’s and investment adviser’s responsibilities under the respective agreements. Under the support services agreement, the Trust compensated Pacific Life and PLFA for their expenses in providing support services to the Trust in connection with various matters, some of which include the time spent by legal, accounting, and compliance personnel of PLFA (including individuals who may be officers or Trustees of the Trust (“Personnel”)), to attend meetings of the Board and to provide assistance with the coordination and supervision in connection with the services procured for the Trust under the Administration Agreement. Support services do not include any services for which PLFA is responsible pursuant to the Investment Advisory Agreement. The Trust reimbursed Pacific Life and PLFA for these support services on an approximate cost basis.
     Pursuant to a Distribution Agreement, Pacific Select Distributors, Inc. (the “Distributor”), a wholly owned subsidiary of Pacific Life, serves as distributor of the Trust’s shares. The Distributor bears all expenses of providing services, including costs of sales presentations, mailings, advertisements, and other marketing efforts by the Distributor in connection with the distribution or sale of the Trust’s shares and makes distribution and/or service payments to selling groups in connection with the sale of certain of the Trust’s shares and subsequent servicing needs of shareholders provided by selling groups. The Distributor received distribution and service fees pursuant to class-specific distribution

D-3

PACIFIC LIFE FUNDS
NOTES TO FINANCIAL STATEMENTS (Continued)
(Unaudited)
and service plans, each adopted in accordance with Rule 12b-1 under the 1940 Act (together the “12b-1 Plans”) for Class B, C and R shares. The Distributor also received service fees pursuant to a Class A Service Plan (non 12b-1). Under the 12b-1 Plans, each Fund paid to the Distributor both distribution and service fees at an annual rate expressed as a percentage of average daily net assets. The distribution fee was 0.75% for Class B and C shares and 0.25% for R shares. The service fee was 0.25% for Class A, B, C, and R shares. For the period April 1, 2010 through July 1, 2010, the 0.25% service fee for each class of the Portfolio Optimization Funds was waived to avoid duplication of service fees, since the service fees were being charged by both the Portfolio Optimization Funds and the Underlying Funds in which they invest. Effective July 2, 2010, the service fee waiver for each class of the Portfolio Optimization Funds was discontinued in light of changes to the Underlying Funds expense structure, which, among other expenses, eliminated the Underlying Funds’ service fee. The fees were accrued daily.
     For the six-month period ended September 30, 2010, the Distributor, acting as underwriter, received net commissions (upfront sales charges) of $7,182,907 from the sale of Class A shares and received $414,336 in CDSC from redemptions of Class B and C shares.
4. TRUSTEE COMPENSATION
     The Trust pays each independent trustee of the Board retainer fees and specified amounts for various Board and committee services and for chairing the committees.
     Each independent trustee is eligible to participate in the Trust’s Deferred Compensation Plan (the “Deferred Compensation Plan”). The Deferred Compensation Plan allows each independent trustee to voluntarily defer receipt of all or a percentage of fees which otherwise would be payable for services performed. Amounts in the deferral account are obligations of the Trust that are payable in accordance with the Deferred Compensation Plan. Deferral amounts are treated as though equivalent dollar amounts had been invested in shares of certain Funds. An independent trustee who defers compensation has the option to select credit rate options that track the performance of Class A of the corresponding Portfolio Optimization Funds without a sales load and PL Money Market Fund, and/or the corresponding Underlying Funds. Accordingly, the market value appreciation or depreciation of the independent trustee’s deferred compensation accounts will cause the expenses of each Fund to increase or decrease due to market fluctuation. The change in net unrealized appreciation or deprecation on independent trustee’s deferred compensation accounts is included in the Trustees’ compensation and expenses in the Statements of Operations. For the six-month period ended September 30, 2010, the expenses were decreased by $3,275 as a result of the market value depreciation on such accounts. As of September 30, 2010, the total deferred trustee compensation liability was $17,689 for the independent trustees.
5. EXPENSE REDUCTIONS
     To help limit the Trust’s expenses, PLFA, pursuant to an expense limitation agreement dated July 1, 2010, has contractually agreed to reduce its fees or otherwise reimburse each Fund for its operating expenses (including administration fees and organizational expenses, but not including investment advisory fees; distribution and service (12b-1) fees; non 12b-1 service fees; dividends on securities sold short; acquired fund fees and expenses; taxes (including foreign taxes on dividends, interest or gains); interest; brokerage commissions and other transactional expenses; extraordinary expenses such as litigation and other expenses not incurred in the ordinary course of each Fund’s business) that exceed an annual rate based on a percentage of a Fund’s average daily net assets. The current expense cap for the Portfolio Optimization Funds is 0.15% through June 30, 2013 and 0.30% from July 1, 2013 through June 30, 2020. The current expense cap for the PL Money Market Fund is 0.30% through June 30, 2011.
     From April 1, 2010 to July 1, 2010, pursuant to an expense limitation agreement dated July 1, 2008, PLFA reimbursed each Fund for its operational expenses and Pacific Life reduced its administration fee, to the extent that the expense cap was lower than the administration fee. The expense cap from July 1, 2008 to July 1, 2010 was 0.00% for the Portfolio Optimization Funds and 0.30% for the PL Money Market Fund.
     For the PL Money Market Fund, in addition to the above expense cap, PLFA has agreed, temporarily, to reimburse expenses or waive a portion of its fees, to the extent necessary to prevent the Fund’s expenses from exceeding earnings, although there can be no assurance that a negative yield will not occur.
     There is no guarantee that PLFA will continue to cap/reimburse expenses and/or waive a portion of its fees upon the expiration of the applicable expense caps.
     Any expense reimbursements and fee reductions, except for the administration fee reduction of $61,432 to the PL Money Market Fund, is subject to repayment to PLFA and/or Pacific Life, for a period of time as permitted under regulatory and/or accounting guidance (currently 3 years from the end of the fiscal year in which the reimbursement or reduction took place), to the extent such expenses fall below the expense cap in future years. Any amounts repaid to PLFA and/or Pacific Life will have the effect of increasing such expenses of the Fund, but not above the expense cap. The investment adviser expense reimbursement and administrator fee reduction for the six-month period ended September 30, 2010 for each Fund were as follows:

D-4

PACIFIC LIFE FUNDS
NOTES TO FINANCIAL STATEMENTS (Continued)
(Unaudited)

	Investment		Total
	Adviser	Administrator	Reimbursements
	Expense	Fee	and
Funds	Reimbursements	Reductions	Reductions

PL Portfolio Optimization Conservative	$147,397	$131,857	$279,254
PL Portfolio Optimization Moderate-Conservative	154,335	136,113	290,448
PL Portfolio Optimization Moderate	416,859	420,810	837,669
PL Portfolio Optimization Moderate-Aggressive	376,455	369,617	746,072
PL Portfolio Optimization Aggressive	171,430	147,226	318,656
PL Money Market	51,583	61,432	113,015

Total	$1,318,059	$1,267,055	$2,585,114

     The cumulative reimbursement and reduction amounts, if any, as of September 30, 2010 that are subject to repayment for each Fund are as follows:

	Expiration Date
Funds	3/31/2011	3/31/2012	3/31/2013	3/31/2014

PL Portfolio Optimization Conservative	$257,268	$366,006	$592,826	$279,254
PL Portfolio Optimization Moderate-Conservative	575,493	577,457	678,602	290,448
PL Portfolio Optimization Moderate	2,124,615	1,939,507	2,044,114	837,669
PL Portfolio Optimization Moderate-Aggressive	2,302,787	1,999,277	1,951,672	746,072
PL Portfolio Optimization Aggressive	1,080,933	906,385	851,173	318,656
PL Money Market	93,254	165,706	147,762	51,583

Total	$6,434,350	$5,954,338	$6,266,149	$2,523,682

     Due to the current regulatory and/or accounting guidance, all expense reimbursements made by the investment adviser for the period September 28, 2001 (the Pacific Life Funds’ commencement date of operations) to March 31, 2007 expired for future recoupment as of March 31, 2010. Based on the Trust’s experience, the likelihood of repayment by a Fund for the amounts presented in the table above prior to the expiration is considered remote and no liabilities for such repayments were recorded by any Fund as of September 30, 2010. The adviser expense reimbursement and administrator fee reduction is presented in the Statements of Operations.
6. TRANSACTIONS WITH AFFILIATES
     The Funds have incurred $1,672,061 of investment advisory fees (after $44,395 advisory fee waivers for the PL Money Market Fund), $656,395 of administration fees (after $1,267,055 administrator fee reduction), and $267,308 of expenses for support services provided by Pacific Life and PLFA (at approximate cost, see Note 3), for the six-month period ended September 30, 2010. As of September 30, 2010, $293,596, $220,201, and $207,299, respectively, remained payable.
     For the six-month period ended September 30, 2010, the Funds also incurred $4,355,502 of distribution and/or service fees (after distribution and/or service fee waivers of $1,005,590), payable to the Distributor under the 12b-1 Plans and non 12b-1 service plan. As of September 30, 2010, $128,544 remained payable.
     As of September 30, 2010, each of the Portfolio Optimization Funds (aggregate of Classes A, B, C and R) owned shares in each of the affiliated applicable Underlying Funds. A summary of transactions for the six-month period ended September 30, 2010 and total investments by each of the Portfolio Optimization Funds in each Underlying Fund as of September 30, 2010 is as follows:

			Distributions		Net	Change in	As of September 30, 2010
	April 1, 2010	Purchase	Received and	Sales	Realized	Unrealized	Market	Shares	Ownership
Fund/Underlying Fund	Market Value	Cost (1)	Reinvested (2)	Proceeds	Gain (Loss)	Appreciation	Value	Balance	Percentage

PL Portfolio Optimization Conservative Fund
PL Floating Rate Loan	$13,948,940	$8,592,223	$165,489	$629,400	$(20,393)	$99,299	$22,156,158	2,247,075	32.80%
PL Inflation Managed	27,399,176	14,138,918	378,977	4,596,125	(7,542)	2,231,727	39,545,131	3,682,042	22.26%
PL Managed Bond	57,821,043	30,518,768	687,215	2,219,398	690,819	3,426,810	90,925,257	8,103,855	30.48%
PL Short Duration Bond	21,195,054	13,185,826	68,162	5,115,973	6,102	306,252	29,645,423	2,932,287	32.71%
PL Comstock	5,249,495	3,965,235	12,082	1,170,452	11,595	28,554	8,096,509	777,763	5.81%
PL Growth LT	3,334,336	2,249,692	—	463,927	(8,533)	98,349	5,209,917	470,209	5.26%
PL Large-Cap Growth	3,615,993	2,179,296	—	963,278	17,034	189,384	5,038,429	645,952	5.82%
PL Large-Cap Value	8,513,338	7,282,223	31,398	2,116,305	(33,662)	2,819	13,679,811	1,362,531	7.19%
PL Main Street Core	3,306,392	2,787,704	2,824	671,597	(34,759)	141,310	5,531,874	618,087	4.15%
PL Mid-Cap Equity	5,218,666	3,717,241	2,928	904,253	(64,706)	404,900	8,374,776	942,045	7.17%
PL International Large-Cap	3,287,070	3,413,844	39,159	1,223,393	(63,241)	299,765	5,753,204	413,305	4.80%
PL International Value	3,553,342	3,484,802	25,461	1,302,153	(75,738)	204,138	5,889,852	661,781	7.12%

Total	$156,442,845	$95,515,772	$1,413,695	$21,376,254	$416,976	$7,433,307	$239,846,341

D-5

PACIFIC LIFE FUNDS
NOTES TO FINANCIAL STATEMENTS (Continued)
(Unaudited)

						Change in
			Distributions		Net	Unrealized	As of September 30, 2010
	April 1, 2010	Purchase	Received and	Sales	Realized	Appreciation	Market	Shares	Ownership
Fund/Underlying Fund	Market Value	Cost (1)	Reinvested (2)	Proceeds	Gain (Loss)	(Depreciation)	Value	Balance	Percentage

PL Portfolio Optimization Moderate-Conservative Fund
PL Floating Rate Loan	$12,427,676	$2,335,398	$128,265	$175,245	$(4,255)	$23,033	$14,734,872	1,494,409	21.81%
PL Inflation Managed	23,688,489	4,410,721	307,291	535,274	3,480	1,681,869	29,556,576	2,752,009	16.64%
PL Managed Bond	45,254,807	10,531,443	497,098	849,041	484,996	2,347,635	58,266,938	5,193,132	19.54%
PL Short Duration Bond	18,728,389	4,193,702	54,515	2,539,893	5,808	219,292	20,661,813	2,043,701	22.80%
PL Comstock	10,675,296	3,889,265	21,406	145,590	(43,023)	(114,078)	14,283,276	1,372,073	10.24%
PL Growth LT	5,282,950	1,857,938	—	72,294	(9,814)	27,669	7,086,449	639,571	7.16%
PL Large-Cap Growth	5,502,715	3,946,319	—	182,438	(49,410)	413,777	9,630,963	1,234,739	11.14%
PL Large-Cap Value	12,277,896	7,184,447	38,135	192,245	(68,205)	(208,437)	19,031,591	1,895,577	10.01%
PL Main Street Core	12,667,594	3,698,151	8,965	4,360,318	(1,033,325)	947,645	11,928,712	1,332,817	8.96%
PL Mid-Cap Equity	6,643,164	2,886,512	3,523	259,960	(37,946)	330,280	9,565,573	1,075,992	8.18%
PL Mid-Cap Growth	3,301,373	1,107,410	—	167,122	27,325	442,401	4,711,387	506,601	8.96%
PL Small-Cap Value	1,558,992	927,234	3,502	130,914	(9,790)	78,991	2,428,015	274,662	3.86%
PL International Large-Cap	9,271,422	3,705,366	85,907	1,115,295	(214,698)	510,135	12,242,837	879,514	10.21%
PL International Value	5,592,955	2,321,197	32,967	528,198	(225,560)	210,588	7,403,949	831,904	8.95%

	$172,873,718	$52,995,103	$1,181,574	$11,253,827	$(1,174,417)	$6,910,800	$221,532,951

						Change in
			Distributions		Net	Unrealized	As of September 30, 2010
	April 1, 2010	Purchase	Received and	Sales	Realized	Appreciation	Market	Shares	Ownership
Fund/Underlying Fund	Market Value	Cost (1)	Reinvested (2)	Proceeds	Gain (Loss)	(Depreciation)	Value	Balance	Percentage

PL Portfolio Optimization Moderate Fund
PL Floating Rate Loan	$26,756,141	$3,735,996	$282,919	$91,098	$(2,733)	$(24,994)	$30,656,231	3,109,151	45.39%
PL Inflation Managed	57,412,437	8,677,298	769,963	2,582,863	1,688	3,970,358	68,248,881	6,354,644	38.42%
PL Managed Bond	88,899,450	12,821,568	975,847	3,834,769	941,569	4,285,898	104,089,563	9,277,145	34.90%
PL Short Duration Bond	26,096,259	4,485,260	76,205	661,717	905	320,370	30,317,282	2,998,742	33.45%
PL Comstock	44,744,877	7,625,599	83,874	31,035	(15,198)	(908,847)	51,499,270	4,947,096	36.91%
PL Growth LT	27,729,279	5,033,179	—	19,397	(2,168)	(98,292)	32,642,601	2,946,083	32.99%
PL Large-Cap Growth	22,555,165	9,992,930	—	19,397	(8,868)	1,062,447	33,582,277	4,305,420	38.85%
PL Large-Cap Value	54,988,140	16,911,408	160,695	42,673	(19,413)	(1,600,489)	70,397,668	7,011,720	37.03%
PL Main Street Core	50,578,147	5,991,996	33,385	10,766,811	(4,022,189)	3,492,469	45,306,997	5,062,234	34.00%
PL Mid-Cap Equity	32,887,850	5,276,581	15,490	23,276	(11,627)	1,157,527	39,302,545	4,420,984	33.60%
PL Mid-Cap Growth	11,127,446	858,824	—	17,553	109,696	1,276,558	13,354,971	1,436,018	25.39%
PL Small-Cap Growth	5,725,947	964,092	—	89,227	(8,407)	185,221	6,777,626	706,739	23.69%
PL Small-Cap Value	11,191,274	7,539,061	20,540	108,647	(19,846)	825,710	19,448,092	2,200,010	30.89%
PL Real Estate	11,653,763	747,594	23,258	1,018,115	(183,877)	1,220,086	12,442,709	1,235,622	34.57%
PL Emerging Markets	17,229,262	1,501,713	—	1,108,972	14,290	2,269,355	19,905,648	1,442,438	37.83%
PL International Large-Cap	34,217,226	5,722,714	293,017	1,237,442	(401,680)	1,062,703	39,656,538	2,848,889	33.06%
PL International Value	22,828,900	3,737,884	124,348	5,978,381	(2,994,879)	2,142,913	19,860,785	2,231,549	24.02%

	$546,621,563	$101,623,697	$2,859,541	$27,631,373	$(6,622,737)	$20,638,993	$637,489,684

						Change in
			Distributions		Net	Unrealized	As of September 30, 2010
	April 1, 2010	Purchase	Received and	Sales	Realized	Appreciation	Market	Shares	Ownership
Fund/Underlying Fund	Market Value	Cost (1)	Reinvested (2)	Proceeds	Gain (Loss)	(Depreciation)	Value	Balance	Percentage

PL Portfolio Optimization Moderate-Aggressive Fund
PL Inflation Managed	$37,772,773	$3,701,709	$492,194	$4,131,767	$71,802	$2,390,565	$40,297,276	3,752,074	22.68%
PL Managed Bond	33,146,636	6,048,087	355,172	1,641,729	376,406	1,622,360	39,906,932	3,556,768	13.38%
PL Short Duration Bond	9,410,825	1,071,325	26,840	620,095	1,352	108,810	9,999,057	989,026	11.04%
PL Comstock	45,255,401	2,809,704	80,934	68,200	(33,471)	(1,061,690)	46,982,678	4,513,226	33.68%
PL Growth LT	34,822,202	2,765,897	—	53,045	(5,341)	(313,863)	37,215,850	3,358,831	37.62%
PL Large-Cap Growth	20,044,255	6,641,464	—	37,889	(14,352)	775,932	27,409,410	3,514,027	31.71%
PL Large-Cap Value	59,254,893	5,088,153	165,113	90,934	(39,414)	(2,087,716)	62,290,095	6,204,193	32.77%
PL Main Street Core	55,172,436	2,318,616	35,094	9,261,742	(3,476,655)	2,800,989	47,588,738	5,317,177	35.71%
PL Mid-Cap Equity	40,531,478	2,236,711	17,842	962,836	(363,567)	1,576,337	43,035,965	4,840,941	36.79%
PL Mid-Cap Growth	25,488,101	339,239	—	6,011,041	505,617	1,859,642	22,181,558	2,385,114	42.15%
PL Small-Cap Growth	10,493,002	777,038	—	591,075	(75,280)	322,702	10,926,387	1,139,352	38.18%
PL Small-Cap Value	15,488,739	10,469,779	26,909	607,155	(35,508)	1,203,119	26,545,883	3,002,928	42.15%
PL Real Estate	16,023,035	680,020	29,337	2,524,668	(297,858)	1,614,787	15,524,653	1,541,674	43.14%
PL Emerging Markets	20,253,709	425,360	—	1,246,347	51,259	2,534,017	22,017,998	1,595,507	41.85%
PL International Large-Cap	39,891,136	3,225,341	329,714	823,963	(246,121)	773,864	43,149,971	3,099,854	35.97%
PL International Value	34,935,717	2,967,787	181,859	4,421,605	(3,025,261)	1,843,988	32,482,485	3,649,717	39.29%

	$497,984,338	$51,566,230	$1,741,008	$33,094,091	$(6,606,392)	$15,963,843	$527,554,936

D-6

PACIFIC LIFE FUNDS
NOTES TO FINANCIAL STATEMENTS (Continued)
(Unaudited)

						Change in
			Distributions		Net	Unrealized	As of September 30, 2010
	April 1, 2010	Purchase	Received and	Sales	Realized	Appreciation	Market	Shares	Ownership
Fund/Underlying Fund	Market Value	Cost (1)	Reinvested (2)	Proceeds	Gain (Loss)	(Depreciation)	Value	Balance	Percentage

PL Portfolio Optimization Aggressive Fund
PL Managed Bond	$5,575,991	$1,669,214	$60,506	$2,531,055	$93,519	$207,404	$5,075,579	452,369	1.70%
PL Comstock	20,322,078	1,030,371	36,122	2,166,100	(832,760)	252,357	18,642,068	1,790,785	13.36%
PL Growth LT	16,191,792	900,868	—	138,015	(24,745)	(142,629)	16,787,271	1,515,097	16.97%
PL Large-Cap Growth	8,103,722	2,484,035	—	79,928	(19,432)	302,941	10,791,338	1,383,505	12.48%
PL Large-Cap Value	24,030,520	1,748,636	66,522	255,042	(103,913)	(773,233)	24,713,490	2,461,503	13.00%
PL Main Street Core	24,276,726	1,069,655	15,386	2,247,451	(941,855)	726,251	22,898,712	2,558,515	17.18%
PL Mid-Cap Equity	16,162,199	2,192,100	7,205	2,095,120	(724,930)	1,131,952	16,673,406	1,875,524	14.26%
PL Mid-Cap Growth	12,099,420	1,149,153	—	2,193,555	236,084	1,069,110	12,360,212	1,329,055	23.50%
PL Small-Cap Growth	8,353,605	2,681,760	—	491,222	(36,844)	404,003	10,911,302	1,137,779	38.13%
PL Small-Cap Value	9,928,335	4,906,512	17,790	878,969	(30,938)	608,432	14,551,162	1,646,059	23.10%
PL Real Estate	8,312,172	1,666,363	15,781	2,584,478	(8,542)	621,249	8,022,545	796,678	22.29%
PL Emerging Markets	10,221,959	1,751,347	—	2,442,141	364,296	795,240	10,690,701	774,688	20.32%
PL International Large-Cap	20,032,406	2,317,947	171,576	3,473,281	(549,788)	649,129	19,147,989	1,375,574	15.96%
PL International Value	18,012,668	2,423,149	98,605	2,881,388	(2,049,123)	1,445,476	17,049,387	1,915,661	20.62%

	$201,623,593	$27,991,110	$489,493	$24,457,745	$(4,628,971)	$7,297,682	$208,315,162

(1)	Purchased cost excludes distributions received and reinvested.

(2)	Distributions received includes distributions from net investment income from the Underlying Funds.
7. TAX CHARACTER OF DISTRIBUTIONS AND COMPONENTS OF DISTRIBUTABLE EARNINGS
     The tax character of distributions paid during the six-month period ended September 30, 2010, is as follows:

	Distributions Paid From
	Ordinary	Long-Term	Total
Funds	Income	Capital Gains	Distributions

PL Portfolio Optimization Conservative	$779,732	$—	$779,732
PL Portfolio Optimization Moderate-Conservative	1,499,262	—	1,499,262
PL Portfolio Optimization Moderate	4,547,714	—	4,547,714
PL Portfolio Optimization Moderate-Aggressive	3,046,906	—	3,046,906
PL Portfolio Optimization Aggressive	1,134,052	—	1,134,052
     The tax character of distributions paid during the year ended March 31, 2010, were as follows:

	Distributions Paid From
	Ordinary	Long-Term	Total
Funds	Income	Capital Gains	Distributions

PL Portfolio Optimization Conservative	$3,842,769	$—	$3,824,769
PL Portfolio Optimization Moderate-Conservative	3,324,008	—	3,324,008
PL Portfolio Optimization Moderate	7,918,608	—	7,918,608
PL Portfolio Optimization Moderate-Aggressive	4,376,451	—	4,376,451
PL Portfolio Optimization Aggressive	1,107,118	—	1,107,118
PL Money Market	10,032	25	10,057
     As of March 31, 2010, the components of distributable earnings on a tax basis were as follows:

				Net
	Accumulated	Undistributed	Undistributed	Unrealized
	Capital and	Ordinary	Long-Term	Appreciation
Funds	Other Losses	Income	Capital Gains	(Depreciation)

PL Portfolio Optimization Conservative	$(2,150,042)	$779,728	$—	$7,249,486
PL Portfolio Optimization Moderate-Conservative	(5,923,473)	1,499,261	—	4,729,485
PL Portfolio Optimization Moderate	(20,500,686)	4,547,713	—	(1,706,402)
PL Portfolio Optimization Moderate-Aggressive	(33,751,430)	3,046,906	—	(13,372,869)
PL Portfolio Optimization Aggressive	(25,230,267)	1,134,047	—	(5,899,354)
PL Money Market	—	—	148	—
     The components of the accumulated capital and other losses as of March 31, 2010, are summarized in Note 8.
8. FEDERAL INCOME TAX INFORMATION
     Each Fund intends to continue to qualify as a regulated investment company and distribute substantially all its taxable income and capital gains to its shareholders. Each Fund presented in the first table below declared and paid sufficient dividends on net investment income and capital gains distributions during the year ended March 31, 2010, to qualify as a regulated investment company and is not required to pay Federal income tax under Subchapter M of the Internal Revenue Code. Accordingly, no provision for Federal income taxes is required in the financial statements. Required distributions are based on net investment income and net realized gains determined on a tax basis and may differ from such amounts for financial reporting purposes (see Note 2C). In addition, the year in which amounts are distributed may differ from the year in which the net investment income is earned and the net gains are realized by each Fund.

D-7

PACIFIC LIFE FUNDS
NOTES TO FINANCIAL STATEMENTS (Continued)
(Unaudited)
     Net capital loss carryovers and post-October capital losses, if any, as of March 31, 2010, are available to offset future realized capital gains and thereby reduce future capital gains distributions. The net capital loss carryovers and the post-October capital losses deferred as of March 31, 2010, were as follows:

				Post	Accumulated
	Net Capital	Net Capital Loss Carryover		October	Capital and
	Loss	Expiring on March 31,		Capital Loss	Other
Funds	Carryover	2017	2018	Deferral	Losses
PL Portfolio Optimization Conservative	$(2,150,042)	$—	$(2,150,042)	$—	$(2,150,042)
PL Portfolio Optimization Moderate-Conservative	(5,923,473)	(1,171,196)	(4,752,277)	—	(5,923,473)
PL Portfolio Optimization Moderate	(20,500,686)	(3,967,837)	(16,532,849)	—	(20,500,686)
PL Portfolio Optimization Moderate-Aggressive	(33,692,898)	(3,214,516)	(30,478,382)	(58,532)	(33,751,430)
PL Portfolio Optimization Aggressive	(24,940,334)	(2,128,707)	(22,811,627)	(289,933)	(25,230,267)
     The aggregate Federal tax cost of investments and the composition of unrealized appreciation and depreciation on investments as of September 30, 2010, were as follows:

		Gross	Gross	Net Unrealized
	Total Cost of	Unrealized	Unrealized	Appreciation
	Investments	Appreciation	Depreciation	(Depreciation)
Funds	on Tax Basis	on Investments	on Investments	on Investments
PL Portfolio Optimization Conservative	$226,783,784	$14,347,456	$—	$14,347,456
PL Portfolio Optimization Moderate-Conservative	210,960,857	10,572,094	—	10,572,094
PL Portfolio Optimization Moderate	621,747,924	26,248,232	(9,268,776)	16,979,456
PL Portfolio Optimization Moderate-Aggressive	526,649,285	21,749,176	(20,787,063)	962,113
PL Portfolio Optimization Aggressive	209,084,188	7,511,113	(8,280,139)	(769,026)
PL Money Market	57,580,141	—	—	—
     As of and during the year ended March 31, 2010, none of the Funds had liabilities for any unrecognized tax benefits. During the year ended March 31, 2010, none of the Funds incurred any interest or penalties.
     Each Fund’s tax returns remain subject to examination by Federal and State tax authorities (principal state jurisdictions include California and Delaware) for the tax years ended March 31, 2008 through March 31, 2010 for Federal purposes and March 31, 2007 through March 31, 2010 for State purposes.
9. PURCHASES AND SALES OF SECURITIES
     The cost of purchases and proceeds from sales of securities (excluding short-term investments and the PL Money Market Fund since it trades exclusively in short-term debt securities) for the six-month period ended September 30, 2010, is as follows:

Funds	Purchases (1)	Sales (1)

PL Portfolio Optimization Conservative	$97,620,965	$21,376,254
PL Portfolio Optimization Moderate-Conservative	54,696,332	11,253,827
PL Portfolio Optimization Moderate	105,528,790	27,631,373
PL Portfolio Optimization Moderate-Aggressive	53,888,718	33,094,091
PL Portfolio Optimization Aggressive	28,651,013	24,457,745

(1)	All purchases and sales are in non-U.S. Government Securities.
10. FAIR VALUE MEASUREMENTS AND DISCLOSURES
     The Trust characterizes its Holdings as Level 1, Level 2 or Level 3 based upon the various inputs or methodologies used to value the Holdings. The three-tier hierarchy of inputs is summarized in the three broad levels listed below:
•	Level 1 – Quoted prices in active markets for identical Holdings

•	Level 2 – Significant observable market-based inputs, other than Level 1 quoted prices, or unobservable inputs that are corroborated by market data

•	Level 3 – Significant unobservable inputs that are not corroborated by observable market data
     The inputs or methodologies used for valuing each Fund’s Holdings are not necessarily an indication of the risks associated with investing in those Holdings. For example, the PL Money Market Fund’s Holdings are valued using amortized cost in accordance with the rules under the 1940 Act. Generally, amortized cost approximates the current fair value of a Holding, but since the value is not obtained from a quoted price in an active market, such Holdings are reflected as Level 2. For fair valuations using significant unobservable inputs, the Trust provides a reconciliation of the beginning to ending balances for reported market values that presents changes attributable to total realized and unrealized gains or losses, purchase and sales, and transfers in and out of Level 3 during the period. The Trust also provides the amounts and reasons for significant transfers, if any, between Level 1 and Level 2 in the fair value hierarchy (see Note 2F). For the six-month period ended September 30, 2010, there were no transfers between Level 1 and Level 2 for any of the Funds. A summary of each Fund’s Holdings

D-8

PACIFIC LIFE FUNDS
NOTES TO FINANCIAL STATEMENTS (Continued)
(Unaudited)
as of September 30, 2010 as categorized under the three-tier hierarchy of inputs can be found in the Notes to Schedule of Investments section of each Fund’s Schedule of Investments.
11. SHARES OF BENEFICIAL INTEREST
     Each Fund is authorized to issue an unlimited number of shares of beneficial interest with no par value. Changes in shares of beneficial interest of each Fund were as follows:

	PL Portfolio Optimization		PL Portfolio Optimization		PL Portfolio Optimization		PL Portfolio Optimization
	Conservative Fund		Moderate-Conservative Fund		Moderate Fund		Moderate-Aggressive Fund
	Period ended	Year ended	Period ended	Year ended	Period ended	Year ended	Period ended	Year ended
	9/30/2010	3/31/2010	9/30/2010	3/31/2010	9/30/2010	3/31/2010	9/30/2010	3/31/2010

Class A
Shares sold	6,156,362	5,095,105	3,557,062	4,079,611	6,588,204	9,322,499	4,036,820	6,825,323
Dividends and distributions reinvested	32,212	154,810	68,442	151,488	207,944	395,409	154,033	265,252
Shares repurchased	(2,225,544)	(2,343,715)	(1,197,514)	(1,540,865)	(2,898,454)	(4,091,285)	(2,675,242)	(3,652,598)

Net increase	3,963,030	2,906,200	2,427,990	2,690,234	3,897,694	5,626,623	1,515,611	3,437,977
Beginning shares outstanding	6,620,300	3,714,100	7,414,505	4,724,271	22,858,713	17,232,090	21,080,126	17,642,149

Ending shares outstanding	10,583,330	6,620,300	9,842,495	7,414,505	26,756,407	22,858,713	22,595,737	21,080,126

Class B
Shares sold	646,756	585,682	531,278	682,096	1,200,612	1,643,306	819,130	1,225,743
Dividends and distributions reinvested	4,039	27,986	12,982	32,703	45,501	83,625	35,669	49,996
Shares repurchased	(145,345)	(270,707)	(204,629)	(319,317)	(527,214)	(793,232)	(698,489)	(823,019)

Net increase	505,450	342,961	339,631	395,482	718,899	933,699	156,310	452,720
Beginning shares outstanding	1,290,277	947,316	1,834,094	1,438,612	6,082,192	5,148,493	6,501,786	6,049,066

Ending shares outstanding	1,795,727	1,290,277	2,173,725	1,834,094	6,801,091	6,082,192	6,658,096	6,501,786

Class C
Shares sold	4,708,239	4,616,051	2,387,272	2,637,348	5,008,841	7,600,515	2,725,365	4,735,118
Dividends and distributions reinvested	22,947	134,198	46,251	107,346	145,160	250,879	98,431	132,149
Shares repurchased	(1,678,642)	(2,499,753)	(817,955)	(1,423,572)	(2,299,755)	(3,815,913)	(2,108,726)	(3,234,418)

Net increase	3,052,544	2,250,496	1,615,568	1,321,122	2,854,246	4,035,481	715,070	1,632,849
Beginning shares outstanding	6,547,328	4,296,832	6,217,865	4,896,743	19,658,434	15,622,953	18,004,286	16,371,437

Ending shares outstanding	9,599,872	6,547,328	7,833,433	6,217,865	22,512,680	19,658,434	18,719,356	18,004,286

Class R
Shares sold	133,046	573,385	267,305	666,896	565,675	1,380,156	234,961	1,099,903
Dividends and distributions reinvested	3,141	20,183	8,848	22,829	20,039	41,583	8,122	15,130
Shares repurchased	(92,488)	(188,408)	(203,009)	(287,268)	(359,958)	(727,441)	(162,127)	(697,823)

Net increase	43,699	405,160	73,144	402,457	225,756	694,298	80,956	417,210
Beginning shares outstanding	768,216	363,056	996,558	594,101	2,248,938	1,554,640	1,144,057	726,847

Ending shares outstanding	811,915	768,216	1,069,702	996,558	2,474,694	2,248,938	1,225,013	1,144,057

D-9

PACIFIC LIFE FUNDS
NOTES TO FINANCIAL STATEMENTS (Continued)
(Unaudited)

	PL Portfolio Optimization		PL Money
	Aggressive Fund		Market Fund
	Period ended	Year ended	Period ended	Year ended
	9/30/2010	3/31/2010	9/30/2010	3/31/2010

Class A
Shares sold	1,641,133	2,980,430	59,766,177	52,775,972
Dividends and distributions reinvested	66,115	97,909	—	9,957
Shares repurchased	(1,030,857)	(2,484,648)	(37,818,958)	(73,530,933)

Net increase (decrease)	676,391	593,691	21,947,219	(20,745,004)
Beginning shares outstanding	9,258,763	8,665,072	34,679,729	55,424,733

Ending shares outstanding	9,935,154	9,258,763	56,626,948	34,679,729

Class B
Shares sold	252,610	487,134
Dividends and distributions reinvested	14,313	8,236
Shares repurchased	(268,732)	(429,310)

Net increase (decrease)	(1,809)	66,060
Beginning shares outstanding	2,749,973	2,683,913

Ending shares outstanding	2,748,164	2,749,973

Class C
Shares sold	1,373,120	2,128,529
Dividends and distributions reinvested	31,581	18,127
Shares repurchased	(1,487,125)	(2,117,305)

Net increase (decrease)	(82,424)	29,351
Beginning shares outstanding	6,520,769	6,491,418

Ending shares outstanding	6,438,345	6,520,769

Class R
Shares sold	103,502	389,684
Dividends and distributions reinvested	2,875	4,954
Shares repurchased	(72,493)	(281,783)

Net increase	33,884	112,855
Beginning shares outstanding	419,121	306,266

Ending shares outstanding	453,005	419,121

12. INDEMNIFICATIONS
     Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of performance of their duties to the Trust. In addition, the Trust entered into an agreement with each of the trustees which provides that the Trust will indemnify and hold harmless each trustee against any expenses actually and reasonably incurred by any trustee in any proceeding arising out of or in connection with the trustee’s services to the Trust, to the fullest extent permitted by the Trust’s Declaration of Trust and By-Laws, the general trust law of the State of Delaware, the Securities Act of 1933, and the 1940 Act, each as now or hereinafter in force. In the normal course of business, the Trust enters into contracts with service providers and others that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements and agreements is dependent on future claims that may be made against the Trust and/or the trustees and, therefore, cannot be estimated; however, based on experience, the risk of loss from such claims is considered remote.

D-10

PACIFIC LIFE FUNDS
DISCLOSURE OF FUND EXPENSES
(Unaudited)
     We believe it is important for you to understand the impact of fees and expenses regarding your investment. All mutual funds have operating expenses. As a shareholder of a mutual fund, you incur two types of costs: (1) transactions costs such as initial sales charges (loads) on purchase payments and/or contingent deferred sales charges on redemptions; and (2) ongoing costs, which include advisory fees, administration fees, distribution and/or service fees, and other fund expenses. The following example is intended to help you understand your ongoing costs (in dollars) of investing in each fund and to compare these costs with those of other mutual funds. The example is based on an investment of $1,000.00 made at the beginning of the period and held for the entire six-month period from April 1, 2010 to September 30, 2010.
ACTUAL EXPENSES
     The first section of the table for each fund entitled “Actual Fund Return”, provides information about actual account values and actual expenses based on each fund’s actual performance and each fund’s actual expenses, after any applicable adviser expense reimbursement, administrator fee reductions, advisory fee, and distribution and/or service fee waivers. The “Ending Account Value at 09/30/10” column shown is derived from the fund’s actual performance; the “Annualized Expense Ratio” column shows the fund’s actual annualized expense ratio; and the “Expenses Paid During the Period 04/01/10-09/30/10” column shows the dollar amount that would have been paid by you. All the information illustrated in the following table is based on the past six-month period from April 1, 2010 to September 30, 2010.
     You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, for each fund in your account, simply divide that fund’s value by $1,000.00 (for example, an $8,600.00 fund value divided by $1,000.00 = 8.6), then multiply the result by the number given for your fund(s) in the “Expenses Paid During the Period 04/01/10-09/30/10.”
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
     The second section of the table for each fund, entitled “Hypothetical”, provides information about hypothetical account values and hypothetical expenses based on a 5% per year hypothetical rate of return and actual fund’s expenses, after any applicable adviser expense reimbursement, administrator fee reductions, and distributor fee waivers. It assumes that the fund had an annual 5% rate of return before expenses, but that the expense ratio is unchanged. The hypothetical account values and expenses may not be used to estimate the actual ending account values or expenses you paid for the period.
     You may use the hypothetical example information to compare the ongoing costs of investing in the fund compared to other mutual funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other mutual funds.
     Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as initial sales charges (loads) or contingent deferred sales charges. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different mutual funds. In addition, if these other costs were included, your costs would have been higher.

				Expenses
	Beginning	Ending		Paid During
	Account	Account	Annualized	the Period (1)
	Value at	Value at	Expense	04/01/10 -
	04/01/10	09/30/10	Ratio	09/30/10

PL Portfolio Optimization Conservative (2)

Actual Fund Return
Class A	$1,000.00	$1,038.30	0.43%	$2.20
Class B	1,000.00	1,034.00	1.17%	5.97
Class C	1,000.00	1,034.20	1.17%	5.97
Class R	1,000.00	1,036.80	0.66%	3.37

Hypothetical
Class A	$1,000.00	$1,022.91	0.43%	$2.18
Class B	1,000.00	1,019.20	1.17%	5.92
Class C	1,000.00	1,019.20	1.17%	5.92
Class R	1,000.00	1,021.76	0.66%	3.35

PL Portfolio Optimization Moderate- Conservative (2)

Actual Fund Return
Class A	$1,000.00	$1,028.90	0.41%	$2.09
Class B	1,000.00	1,025.40	1.16%	5.89
Class C	1,000.00	1,025.50	1.16%	5.89
Class R	1,000.00	1,028.30	0.66%	3.36

Hypothetical
Class A	$1,000.00	$1,023.01	0.41%	$2.08
Class B	1,000.00	1,019.25	1.16%	5.87
Class C	1,000.00	1,019.25	1.16%	5.87
Class R	1,000.00	1,021.76	0.66%	3.35

PL Portfolio Optimization Moderate (2)

Actual Fund Return
Class A	$1,000.00	$1,025.00	0.41%	$2.08
Class B	1,000.00	1,020.50	1.16%	5.88
Class C	1,000.00	1,020.60	1.16%	5.88
Class R	1,000.00	1,023.50	0.65%	3.30

Hypothetical
Class A	$1,000.00	$1,023.01	0.41%	$2.08
Class B	1,000.00	1,019.25	1.16%	5.87
Class C	1,000.00	1,019.25	1.16%	5.87
Class R	1,000.00	1,021.81	0.65%	3.29

PL Portfolio Optimization Moderate- Aggressive (2)

Actual Fund Return
Class A	$1,000.00	$1,019.70	0.40%	$2.03
Class B	1,000.00	1,016.10	1.15%	5.81
Class C	1,000.00	1,015.20	1.15%	5.81
Class R	1,000.00	1,018.10	0.65%	3.29

Hypothetical
Class A	$1,000.00	$1,023.06	0.40%	$2.03
Class B	1,000.00	1,019.30	1.15%	5.82
Class C	1,000.00	1,019.30	1.15%	5.82
Class R	1,000.00	1,021.81	0.65%	3.29
See explanation of references on page E-2

E-1

PACIFIC LIFE FUNDS
DISCLOSURE OF FUND EXPENSES (Continued)
(Unaudited)

				Expenses
	Beginning	Ending		Paid During
	Account	Account	Annualized	the Period (1)
	Value at	Value at	Expense	04/01/10 -
	04/01/10	09/30/10	Ratio	09/30/10

PL Portfolio Optimization Aggressive (2)

Actual Fund Return
Class A	$1,000.00	$1,013.70	0.40%	$2.02
Class B	1,000.00	1,011.10	1.15%	5.80
Class C	1,000.00	1,011.00	1.15%	5.80
Class R	1,000.00	1,013.00	0.65%	3.28

Hypothetical
Class A	$1,000.00	$1,023.06	0.40%	$2.03
Class B	1,000.00	1,019.30	1.15%	5.82
Class C	1,000.00	1,019.30	1.15%	5.82
Class R	1,000.00	1,021.81	0.65%	3.29

PL Money Market Fund

Actual Fund Return
Class A	$1,000.00	$1,000.00	0.27%	$1.35

Hypothetical
Class A	$1,000.00	$1,023.71	0.27%	$1.37

(1)	Expenses paid during the six-month period are equal to the Fund’s annualized expense ratio (shown in table above), multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, then divided by 365 days.

(2)	The annualized expense ratios for the Portfolio Optimization Funds do not include expenses of the Underlying Funds (see Note 1 in Notes to Financial Statements) in which the Portfolio Optimization Funds invest.

E-2

PACIFIC LIFE FUNDS
WHERE TO GO FOR MORE INFORMATION
(Unaudited)
Availability of Quarterly Holdings
     The Trust files Form N-Q (complete schedules of fund holdings) with the Securities and Exchange Commission (the “SEC”) for the first and third quarters of each fiscal year not later than 60 days after the close of the applicable quarter end. The Trust’s Form N-Q, (when required) is filed pursuant to applicable regulation and is available after filing (i) on the SEC’s Web site at http://www.sec.gov; (ii) for review and copying at the SEC’s Public Reference Room in Washington, D.C. (Information on the operation of the Public Reference Room may be obtained by calling the SEC at 1-800-SEC-0330); and (iii) on the Trust’s Webpage at http://www.PacificLife.com. The SEC may charge you a fee for this information.
Availability of Proxy Voting Record
     By August 31 of each year, the Trust files information regarding how the fund managers voted proxies relating to fund securities during the most recent twelve-month period ended June 30. Such information is available after filing on the Trust’s’ Website and on the SEC’s Website noted below.
Information Relating to Investments Held by the Pacific Life Funds
     For complete descriptions of the various securities and other instruments held by the Trust and their risks, please see the Trust’s prospectus and Statement of Additional Information (“SAI”). For a description of bond ratings, please see the Trust’s SAI. The prospectus and SAI are available as noted below.
Availability of Proxy Voting Policies
     A description of the Proxy Voting Policies and Procedures that the Trust uses to determine how to vote proxies relating to fund securities is described in the Trust’s SAI.
How to obtain Information
     The Trust’s prospectus and SAI (including Proxy Voting Policies) are available:
•	On the Trust’s Website at http://www.PacificLife.com

•	On the SEC’s Website at http://www.sec.gov

•	Upon request by calling, without charge, 1-800-722-2333, 7 a.m. through 5 p.m. Pacific Time

E-3

[THIS PAGE INTENTIONALLY LEFT BLANK]

PACIFIC LIFE FUNDS
SEMI-ANNUAL REPORTS
as of September 30, 2010
Pacific Life Funds
Mailing address:
P.O. Box 9768
Providence, Rl 02940-9768
Form No. 3167-10A

Underlying Funds
Semi-Annual Report
As of September 30, 2010

TABLE OF CONTENTS

PACIFIC LIFE FUNDS
Schedules of Investments and Notes	A-1
Financial Statements:
Statements of Assets and Liabilities	B-1
Statements of Operations	B-7
Statements of Changes in Net Assets	B-10
Statement of Cash Flows	B-15
Financial Highlights	C-1
Notes to Financial Statements	D-1
Disclosure of Fund Expenses	E-1
Approval of Investment Advisory Agreement and Fund Management Agreements	E-3
Where to Go for More Information	E-6

PACIFIC LIFE FUNDS
PL FLOATING RATE LOAN FUND
Schedule of Investments
September 30, 2010 (Unaudited)

	Principal
	Amount	Value
CORPORATE BONDS & NOTES — 1.5%

Materials — 1.5%

Lyondell Chemical Co
11.000% due 05/01/18	$908,657	$1,009,745

Total Corporate Bonds & Notes (Cost $937,058)		1,009,745

SENIOR LOAN NOTES — 93.9%

Consumer Discretionary — 40.0%

Affinion Group Inc Tranche B
5.000% due 10/09/16 §	997,494	981,284
Allison Transmission Inc
3.020% due 08/07/14 §	493,993	464,817
ARAMARK Corp (Non-Extending)
2.164% due 01/26/14 §	838,203	798,127
Facility Deposits (Non-Extending Letter of Credit)
0.106% due 01/26/14 §	67,524	64,296
Asurion Corp (1st Lien) 3.278% due 07/03/14 §	993,741	951,507
Catalina Marketing Corp (Initial Term Loan)
3.006% due 10/01/14 §	949,581	925,248
Cequel Communications LLC due 11/05/13 § ∞	1,000,000	974,107
Charter Communications Operating LLC
Term B-1
2.260% due 03/06/14 §	994,885	972,807
Cumulus Media Inc (Replacement Term Loan)
4.006% due 06/11/14 §	1,024,776	925,501
Dana Holding Corp (Advance)
4.687% due 01/30/15 §	901,354	893,629
Dollar General Corp Tranche B-1
3.108% due 07/07/14 §	426,848	419,978
Education Management LLC Tranche C
2.063% due 06/01/13 §	997,343	923,088
Entercom Radio LLC Term A
2.320% due 06/29/12 §	439,430	424,782
Federal-Mogul Corp
Tranche B
2.198% due 12/29/14 §	655,423	576,055
Tranche C
2.198% due 12/28/15 §	334,399	293,906
Ford Motor Co Tranche B-1
3.030% due 12/15/13 §	921,427	905,014
Isle of Capri Casinos Inc (Initial Term Loan)
5.000% due 11/25/13 §	284,684	273,368
Term A (Delayed Draw Term Loan)
5.000% due 11/25/13 §	100,154	96,173
Term B (Delayed Draw Term Loan)
5.000% due 11/25/13 §	113,874	109,347
Language Line LLC Tranche B
5.500% due 11/04/15 §	498,744	490,951
Las Vegas Sands LLC (Delayed Draw I Term Loan Extending)
3.030% due 11/23/16 §	108,889	99,186
Tranche B Extending
3.030% due 11/23/16 §	538,890	490,913
MCC Iowa LLC Tranche E
4.500% due 10/23/17 §	997,500	982,538
Metro-Goldwyn-Mayer Inc Tranche B
20.500% due 04/09/12 § Ω	1,494,825	659,592
Michaels Stores Inc
Term B-1
2.634% due 10/31/13 §	201,022	194,627
Term B-2
4.884% due 07/31/16 §	743,297	730,186
National Bedding Co LLC (1st Lien)
2.380% due 02/28/13 §	500,000	480,937
Nielsen Finance LLC Term A (Dollar Term Loan)
2.258% due 08/09/13 §	1,000,000	966,038
Orbitz Worldwide Inc
due 07/25/14 § ∞	500,000	477,750
OSI Restaurant Partners LLC
due 06/14/14 § ∞	457,092	420,182
(Pre-Funded Revolving Credit Loan)
due 06/14/13 § ∞	41,547	38,192
Penn National Gaming Inc Term B
2.051% due 10/03/12 §	1,000,000	982,688
Protection One Alarm Monitoring Inc
6.000% due 06/04/16 §	500,000	497,500
Regal Cinemas Corp
3.789% due 11/17/16 §	997,494	990,168
Sabre Inc (Initial Term Loan)
2.335% due 09/30/14 §	981,786	909,840
The Neiman Marcus Group Inc
2.294% due 04/06/13 §	355,058	344,688
The Pep Boys — Manny, Moe and Jack
2.300% due 10/25/13 §	233,834	223,019
The Weather Channel Holding Corp (Replacement Term Loan)
5.000% due 09/14/15 §	242,788	243,916
Travelport LLC (Delayed Draw Term Loan)
2.760% due 08/23/13 §	997,423	962,331
Universal City Development Partners Ltd
5.500% due 11/03/14 §	994,975	1,000,568
Univision Communications Inc (Initial Term Loan)
2.506% due 09/29/14 §	1,732,621	1,522,246
VML US Finance LLC Term B (Delayed Draw Project Loan)
4.780% due 05/25/12 §	151,743	150,356
(Funded Project Loan)
4.780% due 04/11/13 §	677,157	670,967
WideOpenWest Finance LLC Series A (New Term Loan)
6.756% due 06/30/14 §	493,773	483,487

		26,985,900

Consumer Staples — 4.1%

DSW Holdings Inc
4.256% due 03/02/12 §	500,000	479,166
KIK Custom Products Inc (2nd Lien)
5.289% due 12/01/14 §	500,000	335,625
NBTY Inc Term B
due 10/01/17 § ∞	150,000	151,741
Pinnacle Foods Finance LLC
2.758% due 04/02/14 §	500,000	484,610
Rite Aid Corp Tranche 2
2.010% due 06/04/14 §	1,492,347	1,330,481

		2,781,623

Energy — 1.4%

Big West Oil LLC
12.000% due 07/23/15 §	451,389	458,536
Citgo Petroleum Corp Term B
8.000% due 06/24/15 §	493,750	496,459

		954,995

See Notes to Financial Statements	A-1	See explanation of symbols and terms, if any, on page A-56

PACIFIC LIFE FUNDS
PL FLOATING RATE LOAN FUND
Schedule of Investments (Continued)
September 30, 2010 (Unaudited)

	Principal
	Amount	Value
Financials — 4.1%

First Data Corp Tranche B-1 (Initial Term Loan)
3.006% due 09/24/14 §	$527,211	$465,395
HUB International Ltd (Delayed Draw Term Loan)
2.789% due 06/13/14 §	178,675	169,295
(Initial Term Loan)
2.789% due 06/13/14 §	794,884	753,153
Nuveen Investments Inc (1st Lien)
3.371% due 11/13/14 §	1,500,000	1,352,578

		2,740,421

Health Care — 11.7%

Bausch & Lomb Inc (Delayed Draw Term Loan)
3.506% due 04/24/15 §	97,360	93,714
(Parent Term Loan)
3.527% due 04/24/15 §	401,479	386,446
Biomet Inc (Dollar Term Loan)
3.282% due 03/25/15 §	997,429	969,060
CHS/Community Health Systems Inc (Delayed Draw Term Loan)
2.549% due 07/25/14 §	48,671	46,237
(Funded Term Loan)
2.549% due 07/25/14 §	946,837	899,493
DJO Finance LLC
3.256% due 05/20/14 §	498,718	478,769
HCA Inc Tranche B-1
2.539% due 11/18/13 §	1,581,925	1,524,936
Health Management Associates Inc Term B
2.039% due 02/28/14 §	997,245	943,955
IMS Health Inc Tranche B (Dollar Term Loan)
5.250% due 02/26/16 §	495,120	498,575
InVentiv Health Inc Term B
6.500% due 08/04/16 §	500,000	501,328
Multiplan Merger Corp
6.500% due 08/12/17 §	700,000	701,663
Warner Chilcott Co LLC
Term A
6.000% due 10/30/14 §	313,559	312,579
Term B-1
6.250% due 04/30/15 §	151,358	151,602
Term B-2
6.250% due 04/30/15 §	252,039	252,445
Term B-4
6.500% due 02/20/16 §	30,637	30,815
WC Luxco SARL
Term B-3
6.500% due 02/20/16 §	94,363	94,902

		7,886,519

Industrials — 5.2%

AWAS Capital Inc (1st Lien)
2.063% due 03/21/13 §	290,051	287,151
Brand Energy & Infrastructure Services Inc (2nd Lien)
6.425% due 02/07/15 §	500,000	437,500
Delta Air Lines Inc (2nd Lien)
3.507% due 04/30/14 §	496,154	468,245
Hawker Beechcraft Acquisition Co LLC
2.265% due 03/26/14 §	937,858	760,512
(Facility Deposit)
2.289% due 03/26/14 §	56,070	45,467
John Maneely Co
due 12/09/13 § ∞	500,000	488,250
Pinafore LLC Term B
due 09/27/16 § ∞	575,000	580,928
Sensata Technologies BV
2.231% due 04/27/13 §	498,698	480,869

		3,548,922

Information Technology — 5.8%

Brocade Communication Systems Inc (Borrowing)
7.000% due 10/07/13 §	185,937	187,331
CCS Inc
3.256% due 11/14/14 §	488,566	422,609
Fidelity National Information Services Inc Term B
5.250% due 07/18/16 §	200,000	201,768
Freescale Semiconductor Inc (Extended Maturity Term Loan)
4.509% due 12/01/16 §	996,782	913,717
Kronos Inc (2nd Lien)
6.039% due 06/11/15 §	500,000	472,500
Spansion LLC
7.500% due 02/09/15 §	500,000	499,688
SSI Investments II Ltd
6.500% due 02/13/17 §	498,751	503,530
SunGard Data Systems Inc Tranche B
4.038% due 02/28/16 §	733,287	721,027

		3,922,170

Materials — 8.3%

Georgia-Pacific LLC
Term B (Additional Loan)
2.298% due 12/20/12 §	997,409	993,046
Graphic Packaging International Inc Term B
due 05/16/14 § ∞	1,000,000	974,938
Huntsman International LLC Term B (Dollar Term Loan)
1.917% due 04/19/14 §	1,000,000	958,333
Ineos US Finance LLC
Term B-2
due 12/16/13 § ∞	242,629	243,387
Term C-2
due 12/16/14 § ∞	257,371	258,176
Nalco Co
6.500% due 05/13/16 §	493,750	493,801
Smurfit-Stone Container Enterprises Inc (Exit Term Loan)
6.750% due 02/22/16 §	498,750	502,699
Solutia Inc
4.750% due 03/17/17 §	240,625	241,414
TPC Group LLC Term B
2.968% due 06/27/13 §	161,248	160,408
(Incremental Term Loan)
2.970% due 06/27/13 §	821,201	816,924

		5,643,126

Telecommunication Services — 5.5%

Alaska Communications Systems Holdings Inc (Incremental Loan)
2.039% due 02/01/12 §	500,000	490,833
Digicel International Finance Limited
Tranche A-T&T
2.500% due 09/30/12 §	300,024	294,399
Tranche A
2.813% due 03/30/12 §	550,049	539,736
Intelsat Corp
Tranche B-2-A (Incremental Term Loan)
3.033% due 01/03/14 §	333,402	321,706
Tranche B-2-B (Incremental Term Loan)
3.033% due 01/03/14 §	333,299	321,607
Tranche B-2-C (Incremental Term Loan)
3.033% due 01/03/14 §	333,299	321,607

See Notes to Financial Statements	A-2	See explanation of symbols and terms, if any, on page A-56

PACIFIC LIFE FUNDS
PL FLOATING RATE LOAN FUND
Schedule of Investments (Continued)
September 30, 2010 (Unaudited)

	Principal
	Amount	Value
Telesat Canada
Term I (US Term Loan)
3.260% due 10/31/14 §	$459,270	$448,219
Term II (US Term Loan)
3.260% due 10/31/14 §	39,449	38,500
UPC Financing Partnership Facility X
4.251% due 04/16/17 §	1,000,000	972,188

		3,748,795

Utilities — 7.8%

Calpine Corp (1st Priority)
3.165% due 03/29/14 §	110,048	107,733
Coleto Creek Power LP (2nd Lien)
4.256% due 06/28/13 §	957,500	773,979
Dynegy Holdings Inc (Facility Term Loan)
4.010% due 04/02/13 §	1,388,246	1,375,123
(Tranche B)
4.010% due 04/02/13 §	110,896	109,848
New Development Holdings LLC
7.000% due 06/08/17 §	872,813	888,768
NRG Energy Inc (Extended Maturity Term Loan)
3.539% due 08/31/15 §	997,500	997,500
Texas Competitive Electric Holdings Co LLC
Tranche B2 (Initial Term Loan)
3.923% due 10/10/14 §	1,270,529	988,807

		5,241,758

Total Senior Loan Notes
(Cost $62,995,176)		63,454,229

	Shares
SHORT-TERM INVESTMENT — 9.8%

Money Market Fund — 9.8%

BlackRock Liquidity Funds Treasury Trust Fund Portfolio	6,610,065	6,610,065

Total Short-Term Investment (Cost $6,610,065)		6,610,065

TOTAL INVESTMENTS — 105.2% (Cost $70,542,299)		71,074,039

OTHER ASSETS & LIABILITIES, NET — (5.2%)		(3,544,084)

NET ASSETS — 100.0%		$67,529,955

Notes to Schedule of Investments
(a)	As of September 30, 2010, the Fund was diversified as a percentage of net assets as follows:

Consumer Discretionary	40.0%
Health Care	11.7%
Materials	9.8%
Short-Term Investment	9.8%
Utilities	7.8%
Information Technology	5.8%
Telecommunication Services	5.5%
Industrials	5.2%
Consumer Staples	4.1%
Financials	4.1%
Energy	1.4%

105.2%
Other Assets & Liabilities, Net	(5.2%)

100.0%

(b)	As of September 30, 2010, percentage the Fund’s Standard & Poor’s quality ratings on its investments, as a percentage of total fixed income investments were as follows:

BBB	2.8%
BB	47.4%
B	42.0%
CCC	4.4%
D	1.0%
Not Rated	2.4%

100.0%

(c)	Senior loan notes with a total aggregate value of $659,592 or 1.0% of the net assets were in default as of September 30, 2010.
(d)	Fair Value Measurements

The following is a summary of the Fund’s holdings as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities (See Note 11 in Notes to Financial Statements) as of September 30, 2010:

				Level 2	Level 3
		Total Value at	Level 1	Significant	Significant
		September 30, 2010	Quoted Price	Observable Inputs	Unobservable Inputs

Assets	Corporate Bonds & Notes	$1,009,745	$—	$1,009,745	$—
	Senior Loan Notes	63,454,229	—	63,454,229	—
	Short-Term Investment	6,610,065	6,610,065	—	—

	Total	$71,074,039	$6,610,065	$64,463,974	$—

See Notes to Financial Statements	A-3	See explanation of symbols and terms, if any, on page A-56

PACIFIC LIFE FUNDS
PL INFLATION MANAGED FUND
Schedule of Investments
September 30, 2010 (Unaudited)

	Shares		Value
CONVERTIBLE PREFERRED STOCKS — 0.1%

Financials — 0.1%

Wells Fargo & Co 7.500%		100	$100,600

Total Convertible Preferred Stocks (Cost $100,000)			100,600

	Principal
	Amount
CORPORATE BONDS & NOTES — 15.5%

Consumer Discretionary — 0.4%

Pulte Homes Inc 7.875% due 08/01/11		$500,000	517,500
Starwood Hotels & Resorts Worldwide Inc 6.250% due 02/15/13		300,000	320,625

			838,125

Consumer Staples — 0.3%

New Albertsons Inc
7.500% due 02/15/11		500,000	511,875

Energy — 0.1%

Petroleos Mexicanos (Mexico)
5.500% due 01/21/21 ~		100,000	107,000

Financials — 13.2%

American Express Bank FSB
0.386% due 05/29/12 §		300,000	297,348
0.407% due 06/12/12 §		500,000	495,234
American Express Credit Corp
5.875% due 05/02/13		200,000	220,296
7.300% due 08/20/13		210,000	241,554
American International Group Inc
8.175% due 05/15/58 §		200,000	201,500
Banco Santander (Chile)
1.771% due 04/20/12 § ~		300,000	300,005
Bank of America Corp
0.826% due 06/11/12 §	GBP	900,000	1,377,719
Bank of Nova Scotia (Canada)
3.400% due 01/22/15		$100,000	106,950
BNP Paribas/BNP Paribas U.S. Medium-Term
Note Program LLC (France)
2.125% due 12/21/12		200,000	203,780
Countrywide Financial Corp
5.800% due 06/07/12		400,000	425,105
Dexia Credit Local NY (France)
0.693% due 03/05/13 § ~		4,400,000	4,386,936
Ford Motor Credit Co LLC
7.250% due 10/25/11		500,000	525,006
7.500% due 08/01/12		600,000	637,170
General Electric Capital Corp
0.411% due 12/20/13 §		200,000	194,322
General Motors Acceptance Corp
6.000% due 12/15/11		400,000	412,500
7.000% due 02/01/12		600,000	626,250
HBOS PLC (United Kingdom)
6.750% due 05/21/18 ~		300,000	301,847
Merrill Lynch & Co Inc
1.628% due 09/27/12 §	EUR	1,000,000	1,320,195
5.450% due 07/15/14		$300,000	324,414
Metropolitan Life Global Funding I
5.125% due 04/10/13 ~		100,000	108,929
Morgan Stanley
1.188% due 11/29/13 §	EUR	200,000	259,151
1.222% due 04/13/16 §		1,000,000	1,219,744
2.876% due 05/14/13 §		$1,000,000	1,019,861
SLM Corp
3.125% due 09/17/12	EUR	700,000	906,171
Sun Life Financial Global Funding LP
0.784% due 10/06/13 § ~		$1,500,000	1,459,313
The Goldman Sachs Group Inc
1.198% due 02/04/13 §	EUR	1,500,000	1,982,536
5.375% due 02/15/13		500,000	716,299
The Royal Bank of Scotland Group PLC
(United Kingdom)
2.759% due 08/23/13 §		$700,000	714,732
3.000% due 12/09/11 ~		200,000	205,378
4.875% due 03/16/15		400,000	421,367
UBS AG (Switzerland)
1.439% due 02/23/12 §		1,100,000	1,108,072
Wachovia Corp
2.236% due 05/01/13 §		700,000	720,899

			23,440,583

Health Care — 0.8%

Boston Scientific Corp
6.000% due 06/15/11		800,000	822,671
HCA Inc
7.250% due 09/15/20		600,000	643,500

			1,466,171

Industrials — 0.5%

International Lease Finance Corp
5.350% due 03/01/12		500,000	505,625
6.500% due 09/01/14 ~		100,000	107,750
6.750% due 09/01/16 ~		100,000	107,500
7.125% due 09/01/18 ~		200,000	216,500

			937,375

Telecommunication Services — 0.2%

British Telecommunications PLC (United Kingdom)
9.375% due 12/15/10 §		300,000	304,753

Total Corporate Bonds & Notes (Cost $27,293,399)			27,605,882

MORTGAGE-BACKED SECURITIES — 5.5%

Collateralized Mortgage Obligations — Commercial — 0.2%

JPMorgan Chase Commercial Mortgage Securities Corp
5.336% due 05/15/47 “		110,000	114,591
Morgan Stanley Capital I
5.880% due 06/11/49 “ §		100,000	107,140
Wachovia Bank Commercial Mortgage Trust
5.418% due 01/15/45 “ §		210,000	226,978

			448,709

Collateralized Mortgage Obligations — Residential — 5.3%

Arkle Master Issuer PLC (United Kingdom)
1.519% due 05/17/60 “ § ~		500,000	495,878
Bear Stearns Adjustable Rate Mortgage Trust
2.300% due 08/25/35 “ §		35,120	33,732
2.560% due 08/25/35 “ §		59,888	56,810
2.760% due 03/25/35 “ §		119,585	114,258
2.934% due 03/25/35 “ §		37,887	36,407
3.458% due 01/25/35 “ §		3,417,016	3,309,938

See Notes to Financial Statements	A-4	See explanation of symbols and terms, if any, on page A-56

PACIFIC LIFE FUNDS
PL INFLATION MANAGED FUND
Schedule of Investments (Continued)
September 30, 2010 (Unaudited)

	Principal
	Amount		Value
Citigroup Mortgage Loan Trust Inc
2.510% due 08/25/35 “ §		$54,043	$50,946
2.560% due 08/25/35 “ §		45,939	42,898
Countrywide Home Loan Mortgage
Pass-Through Trust
0.596% due 06/25/35 “ § ~		37,516	32,023
4.680% due 01/19/34 “ §		169,919	167,220
Fannie Mae
0.606% due 07/25/37 “ §		1,001,051	1,000,712
0.636% due 07/25/37 “ §		938,910	939,459
0.696% due 05/25/36 “ §		642,098	643,654
0.701% due 02/25/37 “ §		203,180	202,910
GSR Mortgage Loan Trust
2.923% due 09/25/35 “ §		90,027	86,346
MLCC Mortgage Investors Inc
2.279% due 12/25/34 “ §		257,243	246,156
New York Mortgage Trust Inc
5.462% due 05/25/36 “ §		700,000	553,242
Residential Accredit Loans Inc
0.436% due 06/25/46 “ §		178,031	71,187
Structured Asset Mortgage Investments Inc
0.466% due 05/25/46 “ §		159,280	86,489
Wells Fargo Mortgage-Backed Securities Trust
2.931% due 10/25/35 “ §		1,400,000	1,189,019

			9,359,284

Total Mortgage-Backed Securities (Cost $9,435,885)			9,807,993

ASSET-BACKED SECURITIES — 2.9%

Aames Mortgage Investment Trust
0.546% due 10/25/35 “ §		278,106	276,694
Ally Auto Receivables Trust
1.320% due 03/15/12 “ ~		677,511	679,453
AMMC CLO (Cayman)
0.526% due 08/08/17 “ § ~		200,000	191,270
ARES CLO Funds (Cayman)
0.520% due 03/12/18 “ § ~		494,669	470,856
Asset Backed Funding Certificates
0.736% due 06/25/35 “ §		1,449,731	1,428,416
First Franklin Mortgage Loan Asset-Backed Certificates
0.306% due 11/25/36 “ §		72,000	71,186
Ford Credit Auto Owner Trust
1.210% due 01/15/12 “		460,234	461,040
Freddie Mac Structured Pass-Through Securities
0.536% due 09/25/31 “ §		2,826	2,677
Race Point CLO (Cayman)
0.926% due 05/15/15 “ § ~		901,570	863,683
Structured Asset Securities Corp
0.346% due 02/25/37 “ §		349,913	345,917
Wells Fargo Home Equity Trust
0.506% due 12/25/35 “ § ~		19,949	19,913
Wood Street CLO BV (Netherlands)
1.388% due 03/29/21 “ § ~ ∆	EUR	248,182	304,480

Total Asset-Backed Securities (Cost $5,087,238)			5,115,585

U.S. TREASURY OBLIGATIONS — 98.4%

U.S. Treasury Inflation Protected Securities — 97.5%

0.625% due 04/15/13 ^		$1,959,717	2,014,223
1.250% due 04/15/14 ^		2,060,260	2,169,711
1.250% due 07/15/20 ^		5,598,040	5,883,630
1.375% due 07/15/18 ^		606,594	650,240
1.375% due 01/15/20 ^		4,435,860	4,723,153
1.625% due 01/15/15 ^ ‡		8,791,398	9,404,739
1.625% due 01/15/18 ^		1,560,960	1,695,471
1.750% due 01/15/28 ^		3,330,048	3,530,630
1.875% due 07/15/13 ^		3,917,100	4,166,510
1.875% due 07/15/15 ^		9,526,970	10,368,764
1.875% due 07/15/19 ^		7,759,828	8,617,048
2.000% due 04/15/12 ^		1,181,785	1,223,794
2.000% due 01/15/14 ^		12,456,269	13,358,361
2.000% due 07/15/14 ^		1,734,855	1,878,386
2.000% due 01/15/16 ^		2,196,820	2,411,181
2.000% due 01/15/26 ^		4,283,799	4,711,511
2.125% due 01/15/19 ^		6,803,314	7,672,866
2.375% due 04/15/11 ^ ‡		2,196,720	2,225,038
2.375% due 01/15/17 ^		3,567,465	4,027,333
2.375% due 01/15/25 ^		6,858,460	7,886,159
2.375% due 01/15/27 ^ ‡		12,543,771	14,472,997
2.500% due 07/15/16 ^		12,749,074	14,434,632
2.500% due 01/15/29 ^		6,600,230	7,788,271
2.625% due 07/15/17 ^		10,309,004	11,908,692
3.000% due 07/15/12 ^		2,091,580	2,222,793
3.375% due 01/15/12 ^		245,556	257,297
3.375% due 04/15/32 ^		184,233	248,715
3.500% due 01/15/11 ^ ‡		125,260	126,434
3.625% due 04/15/28 ^		4,812,004	6,436,431
3.875% due 04/15/29 ^		12,005,953	16,679,741

			173,194,751

U.S. Treasury Notes — 0.9%

3.375% due 11/15/19		800,000	862,125
3.625% due 08/15/19		700,000	770,000

			1,632,125

Total U.S. Treasury Obligations (Cost $168,070,766)			174,826,876

FOREIGN GOVERNMENT BONDS & NOTES — 2.4%

Australian Government Bond (Australia)
3.000% due 09/20/25	AUD	1,100,000	1,174,966
4.000% due 08/20/15		300,000	489,171
4.000% due 08/20/20		300,000	480,300
Canada Housing Trust (Canada)
2.450% due 12/15/15 ~	CAD	1,200,000	1,177,689
Canadian Government Bond (Canada)
4.250% due 12/01/21		281,040	370,670
New South Wales Treasury Bond (Australia)
2.750% due 11/20/25	AUD	500,000	501,962

Total Foreign Government Bonds & Notes (Cost $3,927,513)			4,194,758

MUNICIPAL BONDS — 0.1%

Tobacco Settlement Finance Authority of WV ‘A’
7.467% due 06/01/47		$95,000	73,791
Tobacco Settlement Financing Corp of RI ‘A’
6.000% due 06/01/23		65,000	65,809

Total Municipal Bonds (Cost $148,409)			139,600

See Notes to Financial Statements	A-5	See explanation of symbols and terms, if any, on page A-56

PACIFIC LIFE FUNDS
PL INFLATION MANAGED FUND
Schedule of Investments (Continued)
September 30, 2010 (Unaudited)

	Shares	Value
SHORT-TERM INVESTMENT — 0.3%

Money Market Fund — 0.3%

Blackrock Liquidity Funds Treasury Trust Fund Portfolio	544,646	$544,646

Total Short-Term Investment (Cost $544,646)		544,646

TOTAL INVESTMENTS — 125.2% (Cost $214,607,856)		222,335,940

OTHER ASSETS & LIABILITIES, NET — (25.2%)		(44,725,023)

NET ASSETS — 100.0%		$177,610,917

Notes to Schedule of Investments
(a)	As of September 30, 2010, the Fund was diversified as a percentage of net assets as follows:

U.S. Treasury Obligations	98.4%
Corporate Bonds & Notes	15.5%
Mortgage-Backed Securities	5.5%
Asset-Backed Securities	2.9%
Foreign Government Bonds & Notes	2.4%
Short-Term Investment	0.3%
Municipal Bonds	0.1%
Convertible Preferred Stocks	0.1%

125.2%
Other Assets & Liabilities, Net	(25.2%)

100.0%

(b)	As of September 30, 2010, the Fund’s Standard & Poor’s quality ratings on its investments as a percentage of total fixed income investments were as follows:

AAA / U.S. Government & Agency Issues	84.3%
AA	3.9%
A	5.3%
BBB	2.6%
BB	0.9%
B	1.2%
Not Rated	1.8%

100.0%

(c)	As of September 30, 2010, 0.2% of the Fund’s net assets were reported illiquid by the portfolio manager under the Trust’s policy.

(d)	Open futures contracts outstanding as of September 30, 2010 were as follows:

	Number of	Notional		Unrealized
Long Futures Outstanding	Contracts	Amount		Appreciation

3-Month Euribor (12/10)	3	EUR	3,000,000	$613
Eurodollar (12/10)	5		$5,000,000	1,188
Eurodollar (03/11)	13		13,000,000	8,375
Eurodollar (03/12)	2		2,000,000	862

				$11,038

(e)	Forward foreign currency contracts outstanding as of September 30, 2010 were as follows:

		Principal
Contracts		Amount			Unrealized
to Buy or		Covered by			Appreciation
to Sell	Currency	Contracts	Expiration	Counterparty	(Depreciation)

Sell	AUD	98,000	10/10	BRC	$(2,746)
Sell	AUD	186,000	10/10	DUB	(14,581)
Sell	AUD	20,482	10/10	RBS	(1,725)
Buy	BRL	151,840	10/10	DUB	4,527
Buy	BRL	1,141,312	10/10	HSB	33,953
Sell	BRL	1,181,144	10/10	HSB	(30,538)
Sell	BRL	112,008	10/10	JPM	(3,794)
Buy	BRL	350,100	12/10	DUB	4,145
Buy	BRL	1,181,144	12/10	HSB	30,564
Sell	CAD	1,478,000	11/10	RBS	8,873
Sell	CHF	6,000	11/10	CIT	(191)
Buy	CNY	305,138	11/10	BRC	(364)
Buy	CNY	490,879	11/10	CIT	(597)
Buy	CNY	1,256,638	11/10	DUB	(1,753)
Buy	CNY	496,274	11/10	MSC	(790)
Buy	CNY	674,636	01/10	DUB	316
Buy	CNY	980,000	01/11	JPM	(78)
Buy	CNY	663,980	01/11	MSC	(558)
Sell	EUR	3,173,000	10/10	BRC	(257,001)
Sell	EUR	212,000	11/10	BRC	(8,151)
Sell	EUR	1,860,000	11/10	DUB	(152,585)

See Notes to Financial Statements	A-6	See explanation of symbols and terms, if any, on page A-56

PACIFIC LIFE FUNDS
PL INFLATION MANAGED FUND
Schedule of Investments (Continued)
September 30, 2010 (Unaudited)

		Principal
Contracts		Amount			Unrealized
to Buy or		Covered by			Appreciation
to Sell	Currency	Contracts	Expiration	Counterparty	(Depreciation)

Sell	GBP	1,156,000	12/10	UBS	$(14,079)
Buy	IDR	4,652,000	11/10	MSC	2,706
Buy	IDR	7,020,000	03/11	CIT	2,194
Buy	IDR	7,023,000	03/11	DUB	2,259
Buy	IDR	9,430,000	03/11	JPM	4,443
Sell	JPY	84,121,000	11/10	MSC	(8,430)
Buy	KRW	206,043,828	11/10	BRC	9,445
Buy	KRW	469,700,672	11/10	CIT	12,459
Buy	KRW	100,037,000	11/10	DUB	2,172
Buy	KRW	35,190,000	11/10	GSC	805
Buy	KRW	294,113,500	11/10	JPM	5,335
Buy	KRW	113,350,000	11/10	JPM	(774)
Buy	KRW	253,210,000	11/10	MSC	5,307
Buy	KRW	79,650,000	11/10	RBS	4,312
Sell	KRW	227,900,000	11/10	RBS	498
Buy	KRW	114,630,000	01/11	CIT	—
Buy	KRW	114,630,000	01/11	DUB	—
Buy	PHP	4,406,000	11/10	DUB	—

					$(364,422)

(f)	Transactions in written options for the six-month period ended September 30, 2010 were as follows:

		Notional	Notional
	Number of	Amount	Amount
	Contracts	in EUR	in $	Premium

Outstanding, March 31, 2010	18	—	59,100,000	$445,261
Call Options Written	19	1,200,000	22,400,000	98,394
Put Options Written	19	1,300,000	39,700,000	278,309
Call Options Closed	—	—	(6,800,000)	(27,436)
Put Options Closed	—	—	(3,800,000)	(19,999)
Call Options Expired	(23)	—	(22,400,000)	(171,300)
Put Options Expired	(23)	—	(35,600,000)	(272,504)

Outstanding, September 30, 2010	10	2,500,000	52,600,000	$330,725

(g)	Premiums received and value of written options outstanding as of September 30, 2010 were as follows:

Credit Default Swaptions Buy Protection (1)

	Exercise	Expiration	Counter-	Notional
Description	Rate	Date	party	Amount		Premium	Value

Call — OTC ITRAXX Europe Index	0.900%	12/15/10	MSC	EUR	1,200,000	$2,966	$(3,044)

Credit Default Swaptions Sell Protection (2)

	Exercise	Expiration	Counter-	Notional
Description	Rate	Date	party	Amount		Premium	Value

Put — OTC ITRAXX Europe Index	1.600%	12/15/10	MSC	EUR	1,200,000	$3,123	$(2,669)
Put — OTC Dow Jones CDX IG15 Index	1.700%	03/16/11	MSC		$100,000	470	(359)
Put — OTC ITRAXX Europe Index	1.800%	03/16/11	MSC	EUR	100,000	719	(711)

						$4,312	$(3,739)

Total Credit Default Swaptions						$7,278	$(6,783)

(1)	If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. The counterparty is only obligated if the swaption is exercised.

(2)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. The Fund is only obligated if the swaption is exercised.

See Notes to Financial Statements	A-7	See explanation of symbols and terms, if any, on page A-56

PACIFIC LIFE FUNDS
PL INFLATION MANAGED FUND
Schedule of Investments (Continued)
September 30, 2010 (Unaudited)
Inflation Floor/Cap Options

	Strike	Exercise	Expiration	Counter-	Notional
Description	Index	Index	Date	party	Amount	Premium	Value

Cap — OTC U.S. CPI Urban Consumers NSA ∆	215.97	Maximum of ((Inflation Adjustment — 1) - 2.500%) or $0	12/07/10	RBS	$1,200,000	$4,200	$(9)
Floor — OTC U.S. CPI Urban Consumers NSA	215.97	Maximum of (-1.000% — (Inflation Adjustment — 1)) or $0	12/14/10	BNP	1,200,000	5,160	—
Floor — OTC U.S. CPI Urban Consumers NSA	215.95	Maximum of ((1+0.00%)[10] - Inflation Adjustment) or $0	03/12/20	CIT	1,200,000	10,320	(15,005)
Floor — OTC U.S. CPI Urban Consumers NSA	216.69	Maximum of ((1+0.00%)[10] - Inflation Adjustment) or $0	04/07/20	CIT	2,000,000	17,720	(25,355)
Floor — OTC U.S. CPI Urban Consumers NSA	217.97	Maximum of ((1+0.00%)[10] - Inflation Adjustment) or $0	09/29/20	CIT	300,000	3,870	(3,870)

						$41,270	$(44,239)

Interest Rate Swaptions

	Pay/Receive
	Floating Rate
	Based on 3-Month	Exercise	Expiration	Counter-	Notional
Description	USD-LIBOR	Rate	Date	party	Amount	Premium	Value

Call — OTC 5-Year Interest Rate Swap	Receive	1.450%	10/29/10	DUB	$3,200,000	$4,606	$(5,924)
Call — OTC 5-Year Interest Rate Swap	Receive	1.450%	10/29/10	MSC	3,500,000	7,350	(6,480)
Call — OTC 5-Year Interest Rate Swap	Receive	1.450%	10/29/10	UBS	3,800,000	9,500	(7,035)
Put — OTC 5-Year Interest Rate Swap	Pay	1.800%	10/29/10	UBS	3,800,000	7,600	(2,666)
Put — OTC 5-Year Interest Rate Swap	Pay	1.950%	10/29/10	CIT	1,600,000	7,920	(308)
Put — OTC 5-Year Interest Rate Swap	Pay	1.950%	10/29/10	MSC	3,500,000	12,600	(674)
Put — OTC 5-Year Interest Rate Swap	Pay	4.000%	12/01/10	RBS	4,100,000	26,445	—
Put — OTC 3-Year Interest Rate Swap	Pay	3.000%	06/18/12	BRC	3,800,000	34,352	(20,359)
Put — OTC 3-Year Interest Rate Swap	Pay	3.000%	06/18/12	CIT	1,900,000	21,651	(10,179)
Put — OTC 3-Year Interest Rate Swap	Pay	3.000%	06/18/12	DUB	1,000,000	11,177	(5,358)
Put — OTC 3-Year Interest Rate Swap	Pay	3.000%	06/18/12	RBS	2,200,000	24,378	(11,787)
Put — OTC 10-Year Interest Rate Swap	Pay	10.000%	07/10/12	MSC	200,000	1,320	(55)
Put — OTC 10-Year Interest Rate Swap	Pay	10.000%	07/10/12	RBS	500,000	3,400	(137)
Put — OTC 2-Year Interest Rate Swap	Pay	2.250%	09/24/12	CIT	600,000	4,087	(4,009)
Put — OTC 2-Year Interest Rate Swap	Pay	2.250%	09/24/12	MSC	300,000	1,920	(2,005)
Put — OTC 2-Year Interest Rate Swap	Pay	2.250%	09/24/12	RBS	12,600,000	101,115	(84,197)

						$279,421	$(161,173)

Options on Exchange-Traded Futures Contracts

	Exercise	Expiration	Counter-	Number of
Description	Price	Date	party	Contracts	Premium	Value

Call — CME Eurodollar Futures (12/10)	$99.50	12/13/10	CIT	5	$1,206	$(406)
Put — CME Eurodollar Futures (12/10)	99.50	12/13/10	CIT	5	1,550	(2,156)

					$2,756	$(2,562)

Total Written Options					$330,725	$(214,757)

(h)	Swap agreements outstanding as of September 30, 2010 were as follows:

Credit Default Swaps on Corporate and Sovereign Issues — Buy Protection (1)

	Fixed Deal			Implied Credit			Upfront	Unrealized
	Pay	Expiration	Counter-	Spread at	Notional		Premiums Paid	Appreciation
Referenced Obligation	Rate	Date	party	09/30/10 (3)	Amount (4)	Value (5)	(Received)	(Depreciation)

New Albertsons Inc 7.250% due 05/01/13	(1.000%)	03/20/11	DUB	1.937%	$500,000	$5,354	$5,035	$319
Pulte Homes Inc 5.250% due 01/15/14	(1.000%)	09/20/11	DUB	1.660%	500,000	3,067	1,858	1,209
Starwood Hotels & Resorts Worldwide Inc 6.750% due 05/15/18	(1.000%)	03/20/13	DUB	1.045%	300,000	244	5,065	(4,821)

						$8,665	$11,958	$(3,293)

See Notes to Financial Statements	A-8	See explanation of symbols and terms, if any, on page A-56

PACIFIC LIFE FUNDS
PL INFLATION MANAGED FUND
Schedule of Investments (Continued)
September 30, 2010 (Unaudited)
Credit Default Swaps on Corporate and Sovereign Issues — Sell Protection (2)

	Fixed Deal			Implied Credit				Upfront	Unrealized
	Receive	Expiration	Counter-	Spread at	Notional			Premiums Paid	Appreciation
Referenced Obligation	Rate	Date	party	09/30/10 (3)	Amount (4)		Value (5)	(Received)	(Depreciation)

General Electric Capital Corp
5.625% due 09/15/17	1.000%	03/20/11	MSC	1.112%		$1,600,000	$(354)	$(13,157)	$12,803
ING Verzekeringen NV
4.000% due 09/18/13	1.400%	06/20/11	DUB	1.657%	EUR	300,000	(584)	—	(584)
Petrobras International
8.375% due 12/10/18	1.000%	09/20/12	DUB	1.240%		$100,000	(441)	(1,240)	799
American International Group Inc
6.250% due 05/01/36	1.950%	03/20/13	DUB	1.637%		1,200,000	9,756	—	9,756
France Government
4.250% due 04/25/19	0.250%	06/20/15	CIT	0.761%		800,000	(18,599)	(16,897)	(1,702)
Republic of Brazil
12.250% due 03/06/30	1.000%	06/20/15	BRC	1.099%		800,000	(3,370)	(6,842)	3,472
Republic of Italy
6.875% due 09/27/23	1.000%	06/20/15	DUB	1.937%		500,000	(20,265)	(12,003)	(8,262)
United Kingdom GILT
4.250% due 06/07/32 ∆	1.000%	06/20/15	GSC	0.610%		1,600,000	29,087	17,606	11,481
Republic of Brazil
12.250% due 03/06/30	1.000%	06/20/15	HSB	1.099%		700,000	(2,948)	(7,024)	4,076

							$(7,718)	$(39,557)	$31,839

Total Credit Default Swaps							$947	$(27,599)	$28,546

(1)	If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)	Implied credit spreads, represented in absolute terms, utilized in determining the value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads, in comparison to narrower credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.

(4)	The maximum potential amount the Fund could be required to make as a seller of credit protection or receive as a buyer of protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)	The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement been closed/sold as of the period end. Increasing values in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.
Interest Rate Swaps

								Upfront
								Premiums	Unrealized
	Counter-	Pay/Receive	Fixed	Expiration	Notional			Paid	Appreciation
Floating Rate Index	party	Floating Rate	Rate	Date	Amount		Value	(Received)	(Depreciation)

France CPI Excluding Tobacco	BRC	Pay	2.103%	10/15/10	EUR	500,000	$22,901	$(416)	$23,317
France CPI Excluding Tobacco ∆	JPM	Pay	2.261%	07/14/11		500,000	31,438	—	31,438
France CPI Excluding Tobacco	JPM	Pay	2.028%	10/15/11		200,000	9,405	—	9,405
BRL — CDI Compounded	MSC	Pay	10.115%	01/02/12	BRL	1,300,000	(25,269)	(18,939)	(6,330)
BRL — CDI Compounded	BRC	Pay	10.680%	01/02/12		800,000	(4,878)	(6,967)	2,089
BRL — CDI Compounded	HSB	Pay	11.140%	01/02/12		500,000	5,238	1,918	3,320
BRL — CDI Compounded	MSC	Pay	11.290%	01/02/12		200,000	(174)	(212)	38
BRL — CDI Compounded	HSB	Pay	11.360%	01/02/12		6,500,000	60,145	3,554	56,591
BRL — CDI Compounded	GSC	Pay	11.670%	01/02/12		200,000	3,410	1,619	1,791
BRL — CDI Compounded	HSB	Pay	14.765%	01/02/12		2,300,000	133,939	15,333	118,606
BRL — CDI Compounded	MER	Pay	14.765%	01/02/12		100,000	5,823	191	5,632
BRL — CDI Compounded	GSC	Pay	11.890%	01/02/13		3,500,000	21,161	2,159	19,002
BRL — CDI Compounded	HSB	Pay	11.890%	01/02/13		1,400,000	8,464	1,943	6,521
BRL — CDI Compounded	MSC	Pay	11.980%	01/02/13		900,000	6,239	—	6,239
BRL — CDI Compounded	UBS	Pay	12.070%	01/02/13		1,900,000	15,791	(6,688)	22,479
BRL — CDI Compounded	BRC	Pay	12.285%	01/02/13		800,000	8,883	2,511	6,372

See Notes to Financial Statements	A-9	See explanation of symbols and terms, if any, on page A-56

PACIFIC LIFE FUNDS
PL INFLATION MANAGED FUND
Schedule of Investments (Continued)
September 30, 2010 (Unaudited)

								Upfront
								Premiums	Unrealized
	Counter-	Pay/Receive	Fixed	Expiration	Notional			Paid	Appreciation
Floating Rate Index	party	Floating Rate	Rate	Date	Amount		Value	(Received)	(Depreciation)

United Kingdom RPI Index ∆	RBS	Pay	3.440%	09/14/12	GBP	300,000	$768	$—	$768
United Kingdom RPI Index ∆	DUB	Pay	3.450%	09/15/12		100,000	243	—	243

Total Interest Rate Swaps							$303,527	$(3,994)	$307,521

Total Swap Agreements							$304,474	$(31,593)	$336,067

(i)	As of September 30, 2010, securities with a total aggregate value of $164,137 and $17,700 in cash were fully or partially segregated with the broker(s)/custodian for open futures contracts.

(j)	Fair Value Measurements

The following is a summary of the Fund’s holdings as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities (See Note 11 in Notes to Financial Statements) as of September 30, 2010:

				Level 2	Level 3
		Total Value at	Level 1	Significant	Significant
		September 30, 2010	Quoted Price	Observable Inputs	Unobservable Inputs

Assets	Convertible Preferred Stocks (1)	$100,600	$100,600	$—	$—
	Corporate Bonds & Notes	27,605,882	—	27,605,882	—
	Mortgage-Backed Securities	9,807,993	—	9,807,993	—
	Asset-Backed Securities	5,115,585	—	3,285,296	1,830,289
	U.S. Treasury Obligations	174,826,876	—	174,826,876	—
	Foreign Government Bonds & Notes	4,194,758	—	4,194,758	—
	Municipal Bonds	139,600	—	139,600	—
	Short-Term Investment	544,646	544,646	—	—
	Derivatives (2)
	Credit Contracts	47,508	—	47,508	—
	Foreign Exchange Contracts	134,313	—	134,313	—
	Interest Rate Contracts	344,886	11,038	332,837	1,011

		526,707	11,038	514,658	1,011

		222,862,647	656,284	220,375,063	1,831,300

Liabilities	Derivatives (2)
	Credit Contracts	(53,344)	—	(46,561)	(6,783)
	Foreign Exchange Contracts	(498,735)	—	(498,735)	—
	Interest Rate Contracts	(238,295)	(2,562)	(195,364)	(40,369)

		(790,374)	(2,562)	(740,660)	(47,152)

	Total	$222,072,273	$653,722	$219,634,403	$1,784,148

The following is a reconciliation of investments for significant unobservable inputs (Level 3) used in valuing the Fund’s assets and liabilities (See Note 11 in Notes to Financial Statements) for the six month period ended September 30, 2010:

								Change in Net
								Unrealized
								Appreciation
					Total Change			(Depreciation)
					in Net	Transfers		on Level 3
	Value,	Net	Accrued	Total Net	Unrealized	In and/		Holdings Held at
	Beginning	Purchases	Discounts	Realized Gains	Appreciation	or Out of	Value,	the End of Period,
	of Period	(Sales)	(Premiums)	(Losses)	(Depreciation)	Level 3	End of Period	if Applicable

Asset-Backed Securities	$1,763,241	$18,482	$171	$13,289	$35,106	$—	$1,830,289	$35,106
Derivatives (2)
Credit Contracts	—	(7,276)	—	—	493	—	(6,783)	493
Interest Rate Contracts	(12,183)	(16,709)	—	—	(10,466)	—	(39,358)	(10,466)

Total	$1,751,058	$(5,503)	$171	$13,289	$25,133	$—	$1,784,148	$25,133

(1)	For equity securities categorized in a single level, refer to the schedule of investments for further industry breakout.

(2)	Investments in derivatives include open futures contracts, swap contracts, written options, and forward foreign currency contracts.

See Notes to Financial Statements	A-10	See explanation of symbols and terms, if any, on page A-56

PACIFIC LIFE FUNDS
PL MANAGED BOND FUND
Schedule of Investments
September 30, 2010 (Unaudited)

	Shares		Value
CONVERTIBLE PREFERRED STOCKS — 1.0%

Financials — 1.0%

American International Group Inc 8.500%		8,300	$71,297
Lehman Brothers Holdings Inc 8.750% Ω		1,500	390
Wells Fargo & Co 7.500%		3,000	3,018,000

			3,089,687

Total Convertible Preferred Stocks (Cost $3,661,903)			3,089,687

PREFERRED STOCKS — 0.0%

Financials — 0.0%

Fannie Mae *		8,000	3,480

Total Preferred Stocks (Cost $200,000)			3,480

	Principal
	Amount
CORPORATE BONDS & NOTES — 26.0%

Consumer Discretionary — 0.0%

General Motors Corp
8.375% due 07/05/33 Ω	EUR	200,000	88,611

Consumer Staples — 0.5%

Kraft Foods Inc
6.125% due 02/01/18		$700,000	826,549
6.875% due 02/01/38		100,000	121,675
Reynolds American Inc
7.625% due 06/01/16		100,000	117,499
Wal-Mart Stores Inc
5.800% due 02/15/18		200,000	240,968
6.500% due 08/15/37		100,000	125,238

			1,431,929

Energy — 1.3%

Colorado Interstate Gas Co
6.800% due 11/15/15		200,000	236,757
Gaz Capital SA (Russia)
8.146% due 04/11/18 ~		500,000	587,500
9.250% due 04/23/19		500,000	625,000
NGPL PipeCo LLC
7.119% due 12/15/17 ~		500,000	543,268
Petrobras International Finance Co (Cayman)
5.875% due 03/01/18		400,000	446,424
Petroleos Mexicanos (Mexico)
5.500% due 01/21/21 ~		600,000	642,000
Ras Laffan Liquefied Natural Gas Co Ltd III
4.500% due 09/30/12 Δ		400,000	422,536
Shell International Finance BV (Netherlands)
5.500% due 03/25/40		100,000	114,887
The Williams Cos Inc
6.375% due 10/01/10 ~		100,000	100,000
TNK-BP Finance SA (Luxembourg)
7.250% due 02/02/20		200,000	219,250

			3,937,622

Financials — 21.0%

Ally Financial Inc
7.500% due 09/15/20 ~		200,000	214,000
American Express Bank FSB
5.500% due 04/16/13		600,000	653,607
American Express Centurion Bank
6.000% due 09/13/17		1,200,000	1,370,750
American General Finance Corp
4.125% due 11/29/13	EUR	1,000,000	1,157,488
American International Group Inc
5.850% due 01/16/18		$800,000	832,000
ANZ National International Ltd (New Zealand)
6.200% due 07/19/13 ~		300,000	333,656
Banco Santander Chile (Chile)
1.771% due 04/20/12 § ~		400,000	400,006
Bank of America Corp
4.500% due 04/01/15		1,900,000	1,996,402
4.875% due 01/15/13		100,000	106,238
5.650% due 05/01/18		700,000	742,798
Bank of China Hong Kong Ltd (Hong Kong)
5.550% due 02/11/20 ~		100,000	105,791
Bank of Montreal (Canada)
2.850% due 06/09/15 ~		100,000	105,403
Barclays Bank PLC (United Kingdom)
5.000% due 09/22/16		100,000	109,612
5.450% due 09/12/12		800,000	866,427
6.050% due 12/04/17 ~		2,700,000	2,932,389
10.179% due 06/12/21 ~		720,000	961,878
BM&FBovespa SA (Brazil)
5.500% due 07/16/20 ~		100,000	106,958
Citigroup Capital XXI
8.300% due 12/21/77 §		2,000,000	2,110,000
Citigroup Inc
2.384% due 08/13/13 §		200,000	201,574
3.625% due 11/30/17 §	EUR	500,000	655,210
5.500% due 04/11/13		$700,000	751,600
5.500% due 10/15/14		1,000,000	1,086,447
5.625% due 08/27/12		50,000	52,864
5.875% due 05/29/37		200,000	199,715
8.500% due 05/22/19		200,000	247,664
Commonwealth Bank of Australia (Australia)
0.948% due 07/12/13 § ~		1,600,000	1,604,459
Danske Bank AS (Denmark)
2.500% due 05/10/12 ~		200,000	204,981
Deutsche Bank AG (Germany)
6.000% due 09/01/17		900,000	1,039,015
Dexia Credit Local (France)
0.940% due 09/23/11 § ~		500,000	501,922
0.961% due 04/29/14 § ~		800,000	797,490
Ford Motor Credit Co LLC
7.250% due 10/25/11		100,000	105,001
7.800% due 06/01/12		900,000	957,586
General Electric Capital Corp
5.875% due 01/14/38		900,000	917,178
6.875% due 01/10/39		200,000	230,449
General Motors Acceptance Corp
6.625% due 05/15/12		300,000	308,990
6.875% due 09/15/11		1,400,000	1,450,750
7.000% due 02/01/12		600,000	621,147
8.300% due 02/12/15 ~		200,000	218,500
HCP Inc
5.950% due 09/15/11		700,000	727,782
ING Bank NV (Netherlands)
1.089% due 03/30/12 § ~		700,000	697,837
Intesa Sanpaolo (Italy)
2.375% due 12/21/12		1,400,000	1,402,591

See Notes to Financial Statements	A-11	See explanation of symbols and terms, if any, on page A-56

PACIFIC LIFE FUNDS
PL MANAGED BOND FUND
Schedule of Investments (Continued)
September 30, 2010 (Unaudited)

	Principal
	Amount		Value
JPMorgan Chase & Co
1.039% due 09/30/13 §		$2,500,000	$2,509,562
7.900% § ±		300,000	322,581
KeyBank NA
7.000% due 02/01/11		400,000	407,255
Keycorp
1.091% due 11/22/10 §	EUR	500,000	686,418
LeasePlan Corp NV (Netherlands)
3.125% due 02/10/12		300,000	419,302
Lehman Brothers Holdings Inc
2.851% due 12/23/08 § Ω		$500,000	110,625
5.625% due 01/24/13 Ω		1,200,000	282,000
6.750% due 12/28/17 Ω		500,000	675
6.875% due 05/02/18 Ω		100,000	24,000
Lloyds TSB Bank PLC (United Kingdom)
12.000% § ~ ±		1,100,000	1,270,111
Macquarie Bank Ltd (Australia)
3.300% due 07/17/14 ~		5,300,000	5,654,570
Merrill Lynch & Co Inc
6.875% due 04/25/18		900,000	1,011,035
Metropolitan Life Global Funding I
5.125% due 04/10/13 ~		300,000	326,786
Morgan Stanley
0.590% due 04/19/12 §		100,000	98,426
5.950% due 12/28/17		1,900,000	2,043,946
Nationwide Building Society (United Kingdom)
6.250% due 02/25/20 ~		300,000	330,786
Nykredit Realkredit AS (Denmark)
2.292% due 04/01/38 §	DKK	747,248	136,347
2.292% due 10/01/38 §		897,789	163,979
Principal Life Income Funding Trusts
5.300% due 04/24/13		$100,000	108,292
Qatari Diar Finance QSC (Qatar)
5.000% due 07/21/20 ~		200,000	210,771
Realkredit Danmark AS (Denmark)
2.450% due 01/01/38 §	DKK	3,211,439	586,410
Regions Bank/Birmingham AL
7.500% due 05/15/18		$300,000	316,547
Regions Financial Corp
0.459% due 06/26/12 §		900,000	860,077
RZD Capital Ltd (Ireland)
5.739% due 04/03/17		500,000	528,375
Santander U.S. Debt SA Unipersonal (Spain)
1.089% due 03/30/12 § ~		1,500,000	1,479,809
SLM Corp
0.492% due 03/15/11 §		600,000	595,151
0.728% due 10/25/11 §		900,000	858,941
1.580% due 10/01/14 §		100,000	76,039
8.000% due 03/25/20		400,000	397,528
State Bank of India/London (India)
4.500% due 07/27/15 ~		1,000,000	1,047,999
Temasek Financial I Ltd (Singapore)
4.300% due 10/25/19 ~		300,000	326,031
The Bear Stearns Cos LLC
6.400% due 10/02/17		400,000	466,578
The Goldman Sachs Group Inc
0.604% due 02/06/12 §		200,000	198,797
6.250% due 09/01/17		1,100,000	1,234,677
6.750% due 10/01/37		1,200,000	1,251,251
The Royal Bank of Scotland Group PLC (United Kingdom)
0.784% due 04/08/11 § ~		400,000	400,331
2.625% due 05/11/12 ~		100,000	102,745
3.000% due 12/09/11 ~		800,000	821,511
3.950% due 09/21/15		400,000	404,761
7.640% § ±		500,000	373,750
TransCapitalInvest Ltd for OJSC AK Transneft (Ireland)
8.700% due 08/07/18 ~		100,000	123,274
UBS AG (Switzerland)
1.439% due 02/23/12 §		300,000	302,201
5.875% due 12/20/17		700,000	793,220
Wachovia Corp
0.656% due 08/01/13 §		300,000	295,995
0.656% due 10/15/11 §		800,000	800,911
Wells Fargo & Co
7.980% § ±		1,700,000	1,797,750

			62,644,281

Health Care — 0.4%

Roche Holdings Inc
7.000% due 03/01/39 ~		400,000	538,350
UnitedHealth Group Inc
6.000% due 02/15/18		400,000	467,644
6.875% due 02/15/38		100,000	120,052

			1,126,046

Industrials — 1.5%

International Lease Finance Corp
0.877% due 07/13/12 §		2,682,000	2,482,172
1.274% due 08/15/11 §	EUR	400,000	526,190
4.950% due 02/01/11		$1,000,000	1,005,000
5.300% due 05/01/12		300,000	302,250
Noble Group Ltd (Bermuda)
6.750% due 01/29/20 ~		200,000	216,152

			4,531,764

Materials — 0.4%

Codelco Inc (Chile)
6.150% due 10/24/36 ~		200,000	238,553
Gerdau Holdings Inc (Brazil)
7.000% due 01/20/20 ~		400,000	449,000
Vale Overseas Ltd (Cayman)
6.250% due 01/23/17		200,000	229,409
6.875% due 11/10/39		100,000	115,081

			1,032,043

Telecommunication Services — 0.5%

AT&T Inc
6.300% due 01/15/38		200,000	226,611
Verizon Wireless Capital LLC
5.250% due 02/01/12		1,300,000	1,376,934

			1,603,545

Utilities — 0.4%

Electricite de France (France)
5.500% due 01/26/14 ~		200,000	225,895
6.500% due 01/26/19 ~		200,000	244,633
6.950% due 01/26/39 ~		200,000	261,841
Entergy Corp
3.625% due 09/15/15		500,000	505,641

			1,238,010

Total Corporate Bonds & Notes (Cost $73,355,169)			77,633,851

CONVERTIBLE CORPORATE BONDS — 0.5%

Energy — 0.5%

Transocean Inc (Switzerland)
1.500% due 12/15/37		1,400,000	1,377,250

Total Convertible Corporate Bonds (Cost $1,301,229)			1,377,250

See Notes to Financial Statements	A-12	See explanation of symbols and terms, if any, on page A-56

PACIFIC LIFE FUNDS
PL MANAGED BOND FUND
Schedule of Investments (Continued)
September 30, 2010 (Unaudited)

	Principal
	Amount		Value
MORTGAGE-BACKED SECURITIES — 31.9%

Collateralized Mortgage Obligations — Commercial — 2.1%

Bear Stearns Commercial Mortgage Securities
5.471% due 01/12/45 “ §		$100,000	$109,589
5.700% due 06/13/50 “		200,000	215,561
Commercial Mortgage Pass-Through Certificates
5.306% due 12/10/46 “		200,000	208,273
Credit Suisse Mortgage Capital Certificates
5.467% due 09/15/39 “		900,000	948,669
5.846% due 03/15/39 “ §		100,000	106,185
Greenwich Capital Commercial Funding Corp
5.444% due 03/10/39 “		400,000	422,319
LB-UBS Commercial Mortgage Trust
5.866% due 09/15/45 “ §		600,000	635,850
Merrill Lynch-Floating Trust
0.796% due 07/09/21 “ § ~		499,897	465,335
Merrill Lynch/Countrywide Commercial Mortgage Trust
5.700% due 06/13/50 “		500,000	524,675
Morgan Stanley Capital I
5.731% due 07/12/44 “ §		1,700,000	1,881,574
Wachovia Bank Commercial Mortgage Trust
0.347% due 09/15/21 “ § ~		306,769	284,980
5.342% due 12/15/43 “		600,000	590,004

			6,393,014

Collateralized Mortgage Obligations — Residential — 4.8%

Adjustable Rate Mortgage Trust
3.113% due 05/25/35 “ §		26,132	25,961
Arran Residential Mortgages Funding (United Kingdom)
2.403% due 05/16/47 “ § ~	EUR	1,000,000	1,361,419
Banc of America Funding Corp
2.893% due 05/25/35 “ §		$178,111	177,403
Banc of America Mortgage Securities Inc
2.924% due 07/25/33 “ §		84,749	82,626
5.000% due 05/25/34 “		38,345	39,298
Bear Stearns Adjustable Rate Mortgage Trust
2.550% due 10/25/35 “ §		463,521	409,970
2.560% due 08/25/35 “ §		76,779	72,833
2.775% due 08/25/33 “ §		190,093	185,176
2.934% due 03/25/35 “ §		167,149	160,620
Bear Stearns Alt-A Trust
2.848% due 05/25/35 “ §		67,488	52,987
2.984% due 09/25/35 “ §		81,254	61,770
5.386% due 11/25/36 “ §		107,050	66,547
Chevy Chase Mortgage Funding Corp
0.506% due 08/25/35 “ § ~		87,382	54,381
Citigroup Mortgage Loan Trust Inc
2.560% due 08/25/35 “ §		91,878	85,796
2.650% due 12/25/35 “ §		150,321	145,100
Countrywide Alternative Loan Trust
3.834% due 06/25/37 “ §		421,221	263,490
Countrywide Home Loan Mortgage Pass-Through Trust
0.576% due 03/25/35 “ §		39,656	25,144
0.596% due 06/25/35 “ § ~		187,579	160,114
Credit Suisse First Boston Mortgage Securities Corp
0.962% due 03/25/32 “ § ~		7,114	5,986
6.000% due 11/25/35 “		144,810	122,014
Downey Saving and Loan Association Mortgage Loan Trust
0.437% due 04/19/48 “ §		603,651	243,207
Fannie Mae
0.456% due 10/27/37 “ §		3,400,000	3,394,839
0.566% due 04/25/37 “ §		223,478	223,254
0.706% due 09/25/35 “ §		396,270	396,248
1.625% due 11/25/23 “ §		364,680	367,195
4.250% due 07/25/17 “		151,408	156,484
4.500% due 04/25/17 — 10/25/17 “		261,036	269,562
5.000% due 01/25/17 “		71,557	72,450
6.000% due 03/25/31 “		962,225	985,310
Freddie Mac
1.586% due 10/25/44 “ §		58,863	61,181
1.786% due 07/25/44 “ §		313,632	314,550
4.500% due 06/15/17 — 10/15/19 “		236,115	240,388
5.000% due 04/15/18 — 04/15/30 “		637,953	650,115
5.500% due 03/15/17 “		24,608	25,330
8.000% due 04/15/30 “		365,592	435,058
GMAC Mortgage Corp Loan Trust
5.500% due 09/25/34 “		14,333	14,607
Harborview Mortgage Loan Trust
0.427% due 12/19/36 “ §		818,535	523,903
0.447% due 01/19/38 “ §		251,775	158,120
0.477% due 05/19/35 “ §		43,774	27,458
JPMorgan Mortgage Trust
5.022% due 02/25/35 “ §		69,935	70,932
5.750% due 01/25/36 “		100,447	90,895
Mellon Residential Funding Corp
0.737% due 06/15/30 “ §		14,329	13,973
Merrill Lynch Mortgage Investors Inc
0.466% due 02/25/36 “ §		55,430	43,240
Residential Accredit Loans Inc
0.436% due 06/25/46 “ §		118,687	47,458
6.000% due 06/25/36 “		366,848	237,934
Residential Asset Securitization Trust
0.656% due 05/25/33 “ §		23,839	20,805
Structured Asset Mortgage Investments Inc
0.476% due 05/25/36 “ §		258,838	147,474
Structured Asset Securities Corp
2.640% due 08/25/32 “ §		29,477	28,783
2.841% due 10/25/35 “ § ~		98,263	79,147
Washington Mutual Mortgage Pass-Through Certificates
0.566% due 01/25/45 “ §		34,070	28,509
0.576% due 01/25/45 “ §		34,545	28,370
0.796% due 12/25/27 “ §		90,809	81,868
1.770% due 08/25/42 “ §		5,892	5,223
3.003% due 02/27/34 “ §		11,720	11,675
3.253% due 09/25/46 “ §		119,796	86,970
5.777% due 02/25/37 “ §		600,000	508,774
Washington Mutual Pass-Through Certificates (IO) ~
0.000% due 12/25/27 “ §		92,321	5,078
Wells Fargo Mortgage-Backed Securities Trust
2.883% due 12/25/34 “ §		163,744	160,247
2.889% due 07/25/35 “ §		54,706	54,723
3.424% due 04/25/36 “ §		177,454	168,893
4.500% due 11/25/18 “		106,428	108,309
5.300% due 08/25/36 “ §		35,871	35,569

			14,182,743

Fannie Mae — 20.4%

1.586% due 10/01/44 “ §		56,471	56,746
2.521% due 09/01/35 “ §		227,938	238,371
2.753% due 11/01/34 “ §		211,505	220,048
3.268% due 11/01/32 “ §		220,248	230,962
3.359% due 12/01/35 “ §		68,147	71,393
4.000% due 10/13/40 — 11/10/40 “		2,000,000	2,052,812
4.500% due 11/01/39 — 10/13/40 “		32,000,011	33,331,343
4.656% due 12/01/36 “ §		24,948	26,047
5.000% due 03/01/35 — 10/13/40 “		3,702,210	3,903,291
5.500% due 12/01/20 — 10/13/40 “		12,051,903	12,890,021
6.000% due 09/01/22 — 10/13/40 “		7,121,958	7,685,108
6.500% due 03/01/17 “		56,939	61,851

			60,767,993

See Notes to Financial Statements	A-13	See explanation of symbols and terms, if any, on page A-56

PACIFIC LIFE FUNDS
PL MANAGED BOND FUND
Schedule of Investments (Continued)
September 30, 2010 (Unaudited)

	Principal
	Amount		Value
Freddie Mac — 4.0%

2.635% due 06/01/35 “ §		$371,621	$388,794
2.658% due 11/01/31 “ §		8,659	9,009
2.669% due 04/01/32 “ §		29,039	30,332
4.500% due 10/13/40 “		1,000,000	1,039,844
4.755% due 09/01/35 “ §		221,912	231,034
4.946% due 09/01/35 “ §		27,583	28,700
5.500% due 03/01/23 — 10/13/40 “		9,518,581	10,098,114
6.000% due 12/01/22 — 03/01/23 “		164,204	179,725

			12,005,552

Government National Mortgage Association — 0.6%

6.500% due 11/15/36 -10/15/38 “		1,690,923	1,863,027

Total Mortgage-Backed Securities (Cost $94,806,405)			95,212,329

ASSET-BACKED SECURITIES — 0.3%

Ally Auto Receivables Trust
1.320% due 03/15/12 “ ~		123,184	123,537
Asset Backed Funding Certificates
0.606% due 06/25/34 “ §		138,554	107,699
Bear Stearns Asset Backed Securities Trust
3.502% due 10/25/36 “ §		197,694	149,435
Carrington Mortgage Loan Trust
0.416% due 01/25/36 “ §		53,166	52,977
Long Beach Mortgage Loan Trust
0.536% due 10/25/34 “ §		18,554	15,809
Park Place Securities Inc
0.516% due 09/25/35 “ §		138,718	126,325
SBI Heloc Trust
0.426% due 08/25/36 “ § ~		8,434	8,383
Securitized Asset-Backed Receivables LLC Trust
0.386% due 05/25/37 “ §		198,033	150,955
SLM Student Loan Trust
0.498% due 10/25/16 “ §		89,055	89,032
Small Business Administration
4.754% due 08/10/14 “		51,490	54,902
Structured Asset Securities Corp
0.306% due 10/25/36 “ §		21,599	21,463

Total Asset-Backed Securities (Cost $1,037,387)			900,517

U.S. GOVERNMENT AGENCY ISSUES — 1.3%

Fannie Mae
1.125% due 09/30/13		1,700,000	1,714,047
4.625% due 10/15/13		1,800,000	2,003,461

Total U.S. Government Agency Issues (Cost $3,696,547)			3,717,508

U.S. TREASURY OBLIGATIONS — 34.5%

U.S. Treasury Inflation Protected Securities — 1.5%

1.250% due 07/15/20 ^		99,965	105,065
2.000% due 01/15/26 ^		1,757,456	1,932,927
2.375% due 01/15/25 ^		2,081,826	2,393,775
2.500% due 01/15/29 ^		101,542	119,820

			4,551,587

U.S. Treasury Notes — 33.0%

0.375% due 08/31/12		5,400,000	5,396,414
0.625% due 06/30/12		1,000,000	1,004,217
0.625% due 07/31/12		8,200,000	8,235,563
1.250% due 08/31/15		700,000	700,109
1.750% due 07/31/15		1,900,000	1,946,468
1.875% due 06/30/15		10,500,000	10,824,030
1.875% due 08/31/17		600,000	599,719
1.875% due 09/30/17		3,500,000	3,491,934
2.125% due 05/31/15		6,900,000	7,196,472
2.375% due 07/31/17		9,800,000	10,126,154
2.500% due 04/30/15		4,700,000	4,984,204
2.500% due 06/30/17 ‡		20,000,000	20,840,620
2.750% due 11/30/16		2,200,000	2,338,532
2.750% due 05/31/17		5,900,000	6,243,858
3.000% due 02/28/17		2,600,000	2,797,236
3.125% due 10/31/16		100,000	108,578
3.125% due 01/31/17		800,000	867,188
3.125% due 04/30/17		3,200,000	3,464,250
3.250% due 12/31/16		900,000	982,687
3.250% due 03/31/17		4,600,000	5,017,593
3.375% due 11/15/19		200,000	215,531
9.250% due 02/15/16		400,000	563,281
9.875% due 11/15/15		200,000	285,000

			98,229,638

Total U.S. Treasury Obligations (Cost $99,658,602)			102,781,225

FOREIGN GOVERNMENT BONDS & NOTES — 1.4%

Banco Nacional de Desenvolvimento Economico e Social
4.125% due 09/15/17 ~ Δ	EUR	100,000	137,003
Canada Housing Trust No 1 (Canada)
3.350% due 12/15/20 ~	CAD	700,000	692,271
Canadian Government Bond (Canada)
2.000% due 12/01/14		500,000	489,343
2.500% due 09/01/13		600,000	598,758
Export-Import Bank of Korea (South Korea)
0.510% due 10/04/11 § ~		$800,000	800,915
5.125% due 06/29/20		100,000	108,077
Province of Ontario Canada (Canada)
4.600% due 06/02/39	CAD	100,000	103,436
4.700% due 06/02/37		400,000	417,316
Republic of Panama (Panama)
9.375% due 04/01/29		$40,000	60,800
Societe de Financement de l’Economie Francaise (France)
2.125% due 05/20/12	EUR	300,000	415,540
3.375% due 05/05/14 ~		$200,000	215,357
United Mexican States (Mexico)
5.950% due 03/19/19		100,000	117,850
6.050% due 01/11/40		100,000	115,000

Total Foreign Government Bonds & Notes (Cost $4,125,558)			4,271,666

MUNICIPAL BONDS — 3.1%

Buckeye Tobacco Settlement Financing Authority OH ‘A2’
5.875% due 06/01/47		1,100,000	806,300
City of North Las Vegas NV Build America Bonds
6.572% due 06/01/40		900,000	946,602

See Notes to Financial Statements	A-14	See explanation of symbols and terms, if any, on page A-56

PACIFIC LIFE FUNDS
PL MANAGED BOND FUND
Schedule of Investments (Continued)
September 30, 2010 (Unaudited)

	Principal
	Amount	Value
Clark County NV Airport ‘C’
6.820% due 07/01/45	$200,000	$221,990
Los Angeles Unified School District CA ‘A1’
4.500% due 01/01/28	400,000	405,548
North Carolina Turnpike Authority ‘B’
6.700% due 01/01/39	100,000	108,612
Southern California Public Power Authority Build America Bonds
5.943% due 07/01/40	1,600,000	1,651,920
State of California
5.650% due 04/01/39 §	100,000	107,756
7.500% due 04/01/34	100,000	108,898
7.550% due 04/01/39	100,000	108,851
State of Illinois
4.071% due 01/01/14	200,000	207,372
Tobacco Securitization Authority of Southern California ‘A1’
5.000% due 06/01/37	800,000	615,752
Tobacco Settlement Finance Authority of WV ‘A’
7.467% due 06/01/47	850,000	660,237
University of Arizona
6.423% due 08/01/35	2,700,000	2,777,490
University of California
6.270% due 05/15/31	500,000	523,645

Total Municipal Bonds (Cost $9,395,619)		9,250,973

SHORT-TERM INVESTMENTS — 17.9%

U.S. Government Agency Issues — 5.7%

Fannie Mae
0.240% due 10/13/10	4,000,000	3,999,827
0.240% due 11/08/10	13,000,000	12,998,353

		16,998,180

U.S. Treasury Bills — 0.0%

0.266% due 10/21/10 ‡	80,000	79,994

Repurchase Agreements — 11.8%

Barclays PLC 0.190% due 10/01/10 (Dated 09/30/10, repurchase price of $29,800,157; collateralized by U.S. Treasury Bonds: 4.500% due 08/15/39 and value $30,421,698)	29,800,000	29,800,000
Credit Suisse Group AG 0.170% due 10/06/10 (Dated 09/28/10, repurchase price of $4,000,151; collateralized by U.S. Treasury Notes: 3.125% due 08/31/13 and value $4,093,579)	4,000,000	4,000,000
Credit Suisse Group AG 0.200% due 10/01/10 (Dated 09/30/10, repurchase price of $1,500,008; collateralized by U.S. Treasury Notes: 0.375% due 09/30/12 and value $1,535,559)	1,500,000	1,500,000

		35,300,000

	Shares
Money Market Fund — 0.4%

BlackRock Liquidity Funds Treasury Trust Fund Portfolio	1,055,520	1,055,520

Total Short-Term Investments (Cost $53,431,901)		53,433,694

TOTAL INVESTMENTS — 117.9% (Cost $344,670,320)		351,672,180

OTHER ASSETS & LIABILITIES, NET — (17.9%)		(53,366,866)

NET ASSETS — 100.0%		$298,305,314

Notes to Schedule of Investments

(a)	As of September 30, 2010, the Fund was diversified as a percentage of net assets as follows:

U.S. Treasury Obligations	34.5%
Mortgage-Backed Securities	31.9%
Corporate Bonds & Notes	26.0%
Short-Term Investments	17.9%
Municipal Bonds	3.1%
Foreign Government Bonds & Notes	1.4%
U.S. Government Agency Issues	1.3%
Equity Securities	1.0%
Convertible Corporate Bonds	0.5%
Asset-Backed Securities	0.3%

117.9%
Other Assets & Liabilities, Net	(17.9%)

100.0%

(b)	As of September 30, 2010, the Fund’s Standard & Poor’s quality ratings on its investments as a percentage of total fixed income were as follows:

AAA / U.S. Government & Agency Issues	71.3%
AA	4.5%
A	9.8%
BBB	5.7%
BB	2.3%
B	1.6%
CCC	0.6%
C	0.1%
D	0.1%
Not Rated	4.0%

100.0%

(c)	Short-term securities reflect either the stated coupon rate or the annualized effective yield on the date of purchase for discounted securities.

(d)	Securities with a total aggregate value of $506,301 or 0.2% of the net assets were in default as of September 30, 2010.

(e)	As of September 30, 2010, 0.4% of the Fund’s net assets were reported illiquid by the portfolio manager under the Trust’s policy.

See Notes to Financial Statements	A-15	See explanation of symbols and terms, if any, on page A-56

PACIFIC LIFE FUNDS
PL MANAGED BOND FUND
Schedule of Investments (Continued)
September 30, 2010 (Unaudited)
(f)	Open futures contracts outstanding as of September 30, 2010 were as follows:

	Number of	Notional	Unrealized
Long Futures Outstanding	Contracts	Amount	Appreciation

Eurodollar (12/10)	120	$120,000,000	$166,125
Eurodollar (03/11)	112	112,000,000	79,500
Eurodollar (06/11)	51	51,000,000	33,675
Eurodollar (09/11)	21	21,000,000	12,075
Eurodollar (12/11)	12	12,000,000	7,150
Eurodollar (03/12)	12	12,000,000	8,750
Eurodollar (06/12)	12	12,000,000	10,200
U.S. Treasury 5-Year Notes (12/10)	19	1,900,000	25,086

			$342,561

(g)	Forward foreign currency contracts outstanding as of September 30, 2010 were as follows:

		Principal
Contracts		Amount			Unrealized
to Buy or		Covered by			Appreciation
to Sell	Currency	Contracts	Expiration	Counterparty	(Depreciation)

Buy	AUD	1,185,000	10/10	RBS	$91,484
Buy	AUD	77,000	10/10	UBS	448
Buy	BRL	711,000	10/10	DUB	19,850
Buy	BRL	3,406,200	10/10	HSB	111,385
Buy	BRL	2,539,292	10/10	JPM	86,004
Buy	BRL	355,700	10/10	MSC	10,043
Buy	BRL	176,800	10/10	RBC	4,402
Buy	BRL	1,606,410	10/10	RBS	48,596
Sell	BRL	7,373,082	10/10	HSB	(188,480)
Sell	BRL	1,422,320	10/10	MSC	(40,834)
Buy	BRL	7,812,597	12/10	HSB	194,873
Buy	BRL	1,422,320	12/10	MSC	40,060
Buy	BRL	173,310	12/10	RBS	1,058
Buy	BRL	92,975	09/11	MSC	752
Buy	CAD	103,223	10/10	BNP	324
Buy	CAD	103,000	11/10	CIT	270
Buy	CAD	103,000	11/10	CIT	(279)
Buy	CAD	1,230,000	11/10	DUB	(1,344)
Buy	CAD	308,000	11/10	JPM	(607)
Sell	CAD	698,000	11/10	CSF	(14,664)
Sell	CAD	528,000	11/10	MSC	(10,871)
Sell	CAD	184,000	11/10	RBS	1,105
Buy	CNY	205,638	11/10	BRC	(245)
Buy	CNY	331,675	11/10	CIT	(403)
Buy	CNY	846,372	11/10	DUB	(1,181)
Buy	CNY	330,850	11/10	MSC	(526)
Buy	CNY	4,516,754	04/11	BRC	(3,921)
Buy	CNY	2,732,816	04/11	DUB	3,232
Buy	CNY	1,972,760	04/11	HSB	(1,839)
Buy	CNY	1,000,375	04/11	MSC	(818)
Sell	DKK	4,741,000	11/10	CIT	(34,651)
Sell	EUR	3,856,000	10/10	BRC	(312,321)
Buy	EUR	967,000	11/10	DUB	79,328
Sell	EUR	126,000	11/10	BRC	(9,386)
Sell	EUR	1,000,000	11/10	UBS	(15,395)
Buy	GBP	100,000	10/10	CIT	(806)
Buy	GBP	300,000	10/10	HSB	(2,656)
Buy	GBP	400,000	12/10	CIT	1,410
Buy	GBP	106,000	12/10	RBS	(780)
Sell	GBP	500,000	12/10	UBS	(6,090)
Buy	IDR	1,717,873,000	10/10	CIT	22,248
Buy	IDR	203,400,000	10/10	RBS	2,763
Buy	IDR	397,332,000	10/10	UBS	4,466
Sell	IDR	696,605,000	10/10	BRC	(87)
Sell	IDR	714,200,000	10/10	CIT	(323)
Sell	IDR	907,800,000	10/10	HSB	(245)
Buy	IDR	902,000,000	11/10	BRC	81
Buy	IDR	896,500,000	11/10	BRC	(529)
Buy	IDR	901,500,000	11/10	HSB	26
Buy	IDR	367,720,000	04/11	CIT	(185)
Buy	IDR	976,805,000	07/11	BRC	(1,580)

See Notes to Financial Statements	A-16	See explanation of symbols and terms, if any, on page A-56

PACIFIC LIFE FUNDS
PL MANAGED BOND FUND
Schedule of Investments (Continued)
September 30, 2010 (Unaudited)

		Principal
Contracts		Amount			Unrealized
to Buy or		Covered by			Appreciation
to Sell	Currency	Contracts	Expiration	Counterparty	(Depreciation)

Buy	IDR	476,900,000	07/11	CIT	$703
Buy	IDR	714,200,000	07/11	CIT	(889)
Buy	IDR	948,750,000	07/11	HSB	868
Buy	IDR	1,186,800,000	07/11	HSB	(1,681)
Buy	IDR	283,200,000	07/11	JPM	109
Buy	IDR	189,000,000	07/11	RBS	94
Buy	INR	4,658,000	11/10	BRC	2,838
Buy	INR	4,523,000	11/10	BRC	(142)
Sell	JPY	276,566,000	11/10	MSC	(27,715)
Buy	KRW	10,210,000	11/10	BRC	217
Buy	KRW	214,960,961	11/10	CIT	3,395
Buy	KRW	101,724,000	11/10	DUB	2,402
Buy	KRW	23,460,000	11/10	GSC	537
Buy	KRW	215,300,500	11/10	JPM	3,746
Buy	KRW	41,839,600	11/10	JPM	(374)
Buy	KRW	262,677,000	11/10	MSC	6,524
Buy	KRW	138,965,400	11/10	MSC	(1,351)
Buy	KRW	116,150,000	11/10	RBS	1,677
Sell	KRW	65,202,211	11/10	BRC	(3,248)
Sell	KRW	435,830,000	11/10	CIT	(27,573)
Sell	KRW	150,350,000	11/10	JPM	(10,003)
Sell	KRW	29,300,000	11/10	RBS	(1,586)
Buy	KRW	345,428,000	01/11	MSC	1,516
Buy	KRW	113,910,000	01/11	MSC	(571)
Buy	MXN	9,926,598	02/11	BRC	5,627
Buy	MXN	3,806,350	02/11	MSC	(2,153)
Buy	MYR	390,167	10/10	BRC	11,327
Buy	MYR	465,638	10/10	CIT	12,484
Buy	MYR	186,000	10/10	DUB	2,972
Sell	MYR	160,000	10/10	BRC	(15)
Buy	MYR	160,000	02/11	BRC	(116)
Buy	MYR	310,000	02/11	HSB	(441)
Buy	PHP	2,223,000	11/10	BRC	2,573
Buy	PHP	7,172,000	11/10	CIT	7,765
Buy	PHP	8,804,000	11/10	CIT	(352)
Buy	PHP	2,130,000	11/10	DUB	2,515
Buy	PHP	8,972,000	06/11	JPM	(822)
Buy	SGD	132,160	03/11	CIT	493
Buy	SGD	131,906	03/11	HSB	300
Buy	TRY	151,500	01/11	CIT	2,583
Buy	TRY	147,550	01/11	HSB	(91)
Buy	TRY	302,380	01/11	JPM	4,747
Buy	TWD	231,000	10/10	BRC	9
Buy	TWD	2,692,215	10/10	BRC	(812)
Buy	TWD	638,000	10/10	CIT	87
Buy	TWD	46,245	10/10	CIT	(7)
Buy	TWD	2,262,270	10/10	DUB	(577)
Buy	TWD	104,455	01/11	DUB	31
Buy	TWD	344,000	01/11	DUB	(89)
Buy	TWD	274,000	01/11	JPM	110
Buy	TWD	423,000	01/11	MSC	103
Buy	TWD	229,000	01/11	UBS	118
Buy	ZAR	718,750	10/10	BRC	2,646
Buy	ZAR	733,010	10/10	HSB	4,683
Buy	ZAR	723,080	10/10	JPM	3,264
Buy	ZAR	731,575	10/10	MSC	4,478
Buy	ZAR	2,164,794	10/10	UBS	9,158
Buy	ZAR	760,150	09/11	BRC	3,342

					$98,595

See Notes to Financial Statements	A-17	See explanation of symbols and terms, if any, on page A-56

PACIFIC LIFE FUNDS
PL MANAGED BOND FUND
Schedule of Investments (Continued)
September 30, 2010 (Unaudited)

(h)	Transactions in written options for the six-month period ended September 30, 2010 were as follows:

	Number of	Notional Amount
	Contracts	in $	Premium

Outstanding, March 31, 2010	401	86,200,000	$836,411
Call Options Written	45	22,600,000	125,943
Put Options Written	43	69,700,000	676,535
Call Options Closed	(30)	(6,600,000)	(42,314)
Call Options Expired	(100)	(34,400,000)	(237,315)
Put Options Expired	(359)	(54,800,000)	(634,055)

Outstanding, September 30, 2010	—	82,700,000	$725,205

(i)	Premiums received and value of written options outstanding as of September 30, 2010 were as follows:
Inflation Floor/Cap Options

	Strike	Exercise	Expiration	Counter-	Notional
Description	Index	Index	Date	party	Amount	Premium	Value

Floor — OTC U.S. CPI Urban Consumers NSA	215.95	Maximum of ((1+0.00%)[10] -
		Inflation Adjustment) or $0	03/12/20	CIT	$1,200,000	$10,320	$(15,005)
Floor — OTC U.S. CPI Urban Consumers NSA	217.97	Maximum of ((1+0.00%)[10] -
		Inflation Adjustment) or $0	09/29/20	CIT	600,000	7,740	(7,740)

						$18,060	$(22,745)

Interest Rate Swaptions

	Pay/Receive
	Floating Rate
	Based on 3-Month	Exercise	Expiration	Counter-	Notional
Description	USD-LIBOR	Rate	Date	party	Amount	Premium	Value

Call — OTC 5-Year Interest Rate Swap	Receive	1.450%	10/29/10	CIT	$600,000	$900	$(1,111)
Call — OTC 5-Year Interest Rate Swap	Receive	1.450%	10/29/10	DUB	2,500,000	3,598	(4,628)
Call — OTC 5-Year Interest Rate Swap	Receive	1.450%	10/29/10	MSC	2,600,000	5,460	(4,813)
Put — OTC 5-Year Interest Rate Swap	Pay	1.950%	10/29/10	CIT	1,500,000	7,425	(289)
Put — OTC 5-Year Interest Rate Swap	Pay	1.950%	10/29/10	MSC	2,600,000	9,360	(500)
Call — OTC 10-Year Interest Rate Swap	Receive	3.250%	10/29/10	MSC	2,100,000	14,070	(123,497)
Call — OTC 10-Year Interest Rate Swap	Receive	3.250%	10/29/10	RBS	4,900,000	24,010	(288,159)
Put — OTC 10-Year Interest Rate Swap	Pay	5.000%	10/29/10	MSC	2,100,000	16,800	—
Put — OTC 10-Year Interest Rate Swap	Pay	5.000%	10/29/10	RBS	4,900,000	48,510	—
Put — OTC 5-Year Interest Rate Swap	Pay	4.000%	12/01/10	RBS	1,500,000	9,675	—
Call — OTC 5-Year Interest Rate Swap	Receive	1.500%	12/13/10	MSC	2,100,000	5,827	(9,222)
Put — OTC 5-Year Interest Rate Swap	Pay	2.100%	12/13/10	MSC	2,100,000	9,450	(2,774)
Put — OTC 10-Year Interest Rate Swap	Pay	4.000%	06/13/11	BRC	400,000	5,620	(2,279)
Put — OTC 10-Year Interest Rate Swap	Pay	4.000%	06/13/11	DUB	1,600,000	21,840	(9,114)
Put — OTC 10-Year Interest Rate Swap	Pay	4.000%	06/13/11	RBS	900,000	12,721	(5,127)
Put — OTC 3-Year Interest Rate Swap	Pay	2.750%	06/18/12	DUB	6,200,000	64,360	(41,175)
Put — OTC 3-Year Interest Rate Swap	Pay	2.750%	06/18/12	RBS	4,400,000	43,120	(29,221)
Put — OTC 3-Year Interest Rate Swap	Pay	3.000%	06/18/12	BRC	4,300,000	38,951	(23,038)
Put — OTC 3-Year Interest Rate Swap	Pay	3.000%	06/18/12	CIT	3,100,000	34,590	(16,609)
Put — OTC 3-Year Interest Rate Swap	Pay	3.000%	06/18/12	DUB	1,900,000	21,236	(10,180)
Put — OTC 3-Year Interest Rate Swap	Pay	3.000%	06/18/12	RBS	6,600,000	55,422	(35,360)
Put — OTC 10-Year Interest Rate Swap	Pay	10.000%	07/10/12	MSC	1,200,000	7,230	(328)
Put — OTC 5-Year Interest Rate Swap	Pay	3.250%	07/16/12	CIT	3,800,000	93,949	(54,025)
Put — OTC 5-Year Interest Rate Swap	Pay	3.250%	07/16/12	RBS	1,200,000	30,132	(17,061)
Put — OTC 2-Year Interest Rate Swap	Pay	2.250%	09/24/12	CIT	700,000	4,769	(4,678)
Put — OTC 2-Year Interest Rate Swap	Pay	2.250%	09/24/12	MSC	900,000	5,760	(6,014)
Put — OTC 2-Year Interest Rate Swap	Pay	2.250%	09/24/12	RBS	14,200,000	112,360	(94,888)

						$707,145	$(784,090)

Total Written Options						$725,205	$(806,835)

See Notes to Financial Statements	A-18	See explanation of symbols and terms, if any, on page A-56

PACIFIC LIFE FUNDS
PL MANAGED BOND FUND
Schedule of Investments (Continued)
September 30, 2010 (Unaudited)
(j)	Swap agreements outstanding as of September 30, 2010 were as follows:
    Credit Default Swaps on Corporate and Sovereign Issues — Buy Protection (1)

Upfront
	Fixed Deal			Implied Credit			Premiums
	Pay	Expiration	Counter-	Spread at	Notional		Paid	Unrealized
Referenced Obligation	Rate	Date	party	09/30/10 (3)	Amount (4)	Value (5)	(Received)	Appreciation

Health Care Properties 5.950% due 09/15/11	(0.460%)	09/20/11	JPM	1.132%	$700,000	$4,488	$—	$4,488

Credit Default Swaps on Corporate and Sovereign Issues — Sell Protection (2)

							Upfront
	Fixed Deal			Implied Credit			Premiums	Unrealized
	Receive	Expiration	Counter-	Spread at	Notional		Paid	Appreciation
Referenced Obligation	Rate	Date	party	09/30/10 (3)	Amount (4)	Value (5)	(Received)	(Depreciation)

General Electric Capital Corp 6.000% due 06/15/12	1.500%	09/20/11	DUB	1.228%	$100,000	$311	$—	$311
General Electric Capital Corp 5.625% due 09/15/17	4.000%	12/20/13	CIT	1.681%	200,000	14,635	—	14,635
General Electric Capital Corp 5.625% due 09/15/17	4.230%	12/20/13	DUB	1.681%	200,000	16,077	—	16,077
General Electric Capital Corp 5.625% due 09/15/17	4.325%	12/20/13	CIT	1.681%	200,000	16,672	—	16,672
General Electric Capital Corp 6.000% due 06/15/12	4.400%	12/20/13	BRC	1.681%	200,000	17,161	—	17,161
General Electric Capital Corp 6.000% due 06/15/12	4.500%	12/20/13	BRC	1.681%	300,000	26,655	—	26,655
General Electric Capital Corp 6.000% due 06/15/12	4.700%	12/20/13	BRC	1.681%	400,000	38,046	—	38,046
General Electric Capital Corp 5.625% due 09/15/17	4.750%	12/20/13	DUB	1.681%	400,000	38,673	—	38,673
American International Group 6.250% due 05/01/36	5.000%	12/20/13	DUB	1.855%	500,000	49,315	(46,250)	95,565
United Mexican States 7.500% due 04/08/33	1.000%	03/20/15	BRC	1.121%	400,000	(1,976)	(8,999)	7,023
United Mexican States 7.500% due 04/08/33	1.000%	03/20/15	CIT	1.121%	400,000	(1,976)	(9,184)	7,208
Japanese Government Bond 2.000% due 03/21/22 Δ	1.000%	03/20/15	DUB	0.500%	1,000,000	22,267	11,616	10,651
United Mexican States 7.500% due 04/08/33	1.000%	03/20/15	DUB	1.121%	200,000	(988)	(4,592)	3,604
Brazil Government 12.250% due 03/06/30	1.000%	06/20/15	DUB	1.099%	1,000,000	(4,267)	(10,975)	6,708
United Kingdom GILT 4.250% due 06/07/32 Δ	1.000%	06/20/15	GSC	0.610%	1,100,000	19,997	10,163	9,834
Brazil Government 12.250% due 03/06/30	1.000%	06/20/15	HSB	1.099%	1,000,000	(3,582)	(10,975)	7,393
Brazil Government 12.250% due 03/06/30	1.000%	09/20/15	BRC	1.128%	1,000,000	(5,798)	(7,735)	1,937
United Mexican States 7.500% due 04/08/33	1.000%	09/20/15	BRC	1.180%	1,000,000	(8,274)	(7,735)	(539)
Brazil Government 12.250% due 03/06/30	1.000%	09/20/15	HSB	1.128%	600,000	(3,479)	(5,961)	2,482
Brazil Government 12.250% due 03/06/30	1.000%	09/20/15	UBS	1.128%	500,000	(2,899)	(4,731)	1,832
Reynolds American Inc 7.625% due 06/01/16	1.280%	06/20/17	DUB	1.533%	200,000	(3,002)	—	(3,002)

						$223,568	$(95,358)	$318,926

Credit Default Swaps on Credit Indices — Sell Protection (2)

						Upfront
	Fixed Deal					Premiums	Unrealized
	Receive	Expiration	Counter-	Notional		Paid	Appreciation
Referenced Obligation	Rate	Date	party	Amount (4)	Value (5)	(Received)	(Depreciation)

Dow Jones CDX NA HY-8 5Y	0.483%	06/20/12	BRC	$770,352	$91	$—	$91
Dow Jones CDX NA HY-9 5Y Δ	2.080%	12/20/12	MER	1,444,065	43,699	—	43,699
Dow Jones CDX NA EM13 5Y	5.000%	06/20/15	BRC	400,000	49,569	45,500	4,069
Dow Jones CDX NA EM13 5Y	5.000%	06/20/15	DUB	900,000	111,531	117,500	(5,969)
Dow Jones CDX NA EM13 5Y	5.000%	06/20/15	HSB	1,200,000	159,448	135,550	23,898
Dow Jones CDX NA EM13 5Y Δ	5.000%	06/20/15	MER	900,000	121,306	101,250	20,056
Dow Jones CDX NA IG-15 5Y	1.000%	12/20/15	CIT	2,000,000	(5,984)	(8,319)	2,335
Dow Jones CDX NA IG-15 5Y	1.000%	12/20/15	DUB	1,000,000	(2,862)	(3,413)	551
Dow Jones CDX NA IG-15 5Y	1.000%	12/20/15	GSC	200,000	(599)	(944)	345
Dow Jones CDX NA EM14 5Y Δ	5.000%	12/20/15	BRC	900,000	119,531	112,150	7,381
Dow Jones CDX NA HY-15 5Y	5.000%	12/20/15	CIT	200,000	(4,974)	(5,312)	338
Dow Jones CDX NA EM14 5Y Δ	5.000%	12/20/15	DUB	500,000	66,415	63,850	2,565
Dow Jones CDX NA EM14 5Y Δ	5.000%	12/20/15	HSB	200,000	26,565	26,100	465
Dow Jones CDX NA EM14 5Y Δ	5.000%	12/20/15	MER	400,000	53,129	52,000	1,129
Dow Jones CDX NA IG-9 10Y	0.548%	12/20/17	GSC	96,450	985	—	985

					$737,850	$635,912	$101,938

Total Credit Default Swaps					$965,906	$540,554	$425,352

(1)	If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

See Notes to Financial Statements	A-19	See explanation of symbols and terms, if any, on page A-56

PACIFIC LIFE FUNDS
PL MANAGED BOND FUND
Schedule of Investments (Continued)
September 30, 2010 (Unaudited)

(3)	Implied credit spreads, represented in absolute terms, utilized in determining the value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads, in comparison to narrower credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.

(4)	The maximum potential amount the Fund could be required to make as a seller of credit protection or receive as a buyer of protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)	The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement been closed/sold as of the period end. Increasing values in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.
Interest Rate Swaps

							Upfront
							Premiums	Unrealized
	Counter-	Pay/Receive	Fixed	Expiration	Notional		Paid	Appreciation
Floating Rate Index	party	Floating Rate	Rate	Date	Amount	Value	(Received)	(Depreciation)

3-Month Australian Bank Bill	CIT	Pay	4.500%	06/15/11	AUD 100,000	$(243)	$115	$(358)
3-Month Australian Bank Bill	DUB	Pay	4.500%	06/15/11	4,720,000	(11,442)	4,828	(16,270)
3-Month Australian Bank Bill	MSC	Pay	4.500%	06/15/11	3,600,000	(8,946)	3,423	(12,369)
6-Month Australian Bank Bill	CSF	Pay	6.250%	09/15/11	1,200,000	13,417	129	13,288
BRL — CDI Compounded	MSC	Pay	10.115%	01/02/12	BRL 8,900,000	(172,994)	(199,363)	26,369
BRL — CDI Compounded	GSC	Pay	10.150%	01/02/12	6,100,000	(113,779)	(23,781)	(89,998)
BRL — CDI Compounded	UBS	Pay	10.575%	01/02/12	1,200,000	(9,937)	(31,680)	21,743
BRL — CDI Compounded	BRC	Pay	10.600%	01/02/12	1,500,000	5,375	—	5,375
BRL — CDI Compounded	HSB	Pay	10.610%	01/02/12	1,400,000	5,199	—	5,199
BRL — CDI Compounded	BRC	Pay	10.680%	01/02/12	5,600,000	(34,144)	(65,567)	31,423
BRL — CDI Compounded	BRC	Pay	10.835%	01/02/12	600,000	4,059	1,014	3,045
BRL — CDI Compounded	GSC	Pay	10.990%	01/02/12	600,000	3,923	840	3,083
BRL — CDI Compounded	HSB	Pay	11.140%	01/02/12	900,000	9,428	4,636	4,792
BRL — CDI Compounded	HSB	Pay	11.360%	01/02/12	800,000	7,402	3,212	4,190
BRL — CDI Compounded Δ	MSC	Pay	11.630%	01/02/12	4,200,000	20,010	(1,547)	21,557
BRL — CDI Compounded	RBS	Pay	12.080%	01/02/12	400,000	3,011	748	2,263
BRL — CDI Compounded	MER	Pay	12.540%	01/02/12	4,000,000	117,094	(20,439)	137,533
BRL — CDI Compounded	MSC	Pay	12.540%	01/02/12	900,000	26,346	(6,048)	32,394
BRL — CDI Compounded	UBS	Pay	12.540%	01/02/12	3,000,000	87,820	(14,783)	102,603
BRL — CDI Compounded	HSB	Pay	14.765%	01/02/12	100,000	5,824	667	5,157
BRL — CDI Compounded	MER	Pay	14.765%	01/02/12	200,000	11,647	1,029	10,618
6-Month Australian Bank Bill	UBS	Pay	6.000%	09/15/12	AUD 6,100,000	89,864	—	89,864
BRL — CDI Compounded	HSB	Pay	11.880%	01/02/13	BRL 1,300,000	5,976	(989)	6,965
BRL — CDI Compounded	GSC	Pay	11.890%	01/02/13	200,000	1,209	314	895
BRL — CDI Compounded	HSB	Pay	11.890%	01/02/13	2,000,000	12,092	4,283	7,809
BRL — CDI Compounded	BRC	Pay	11.910%	01/02/13	1,000,000	5,421	2,348	3,073
BRL — CDI Compounded	GSC	Pay	11.930%	01/02/13	900,000	5,619	(1,293)	6,912
BRL — CDI Compounded	MSC	Pay	11.980%	01/02/13	600,000	4,159	935	3,224
BRL — CDI Compounded	HSB	Pay	12.300%	01/02/13	1,300,000	14,815	3,928	10,887
BRL — CDI Compounded Δ	MSC	Pay	12.590%	01/02/13	2,400,000	24,823	9,023	15,800
BRL — CDI Compounded Δ	MSC	Pay	11.890%	01/02/14	3,500,000	7,707	(21)	7,728
BRL — CDI Compounded	UBS	Pay	12.250%	01/02/14	600,000	6,525	1,667	4,858
BRL — CDI Compounded	MSC	Pay	12.510%	01/02/14	200,000	2,960	920	2,040
BRL — CDI Compounded	HSB	Pay	12.540%	01/02/14	100,000	1,521	648	873
BRL — CDI Compounded	GSC	Pay	12.650%	01/02/14	1,200,000	20,139	9,626	10,513
28-Day Mexico Interbank TIIE Banxico	HSB	Pay	7.330%	01/28/15	MXN 3,200,000	16,115	1,414	14,701
6-Month EUR-LIBOR	BRC	Pay	2.000%	09/15/15	EUR 1,700,000	5,455	(14,748)	20,203
6-Month EUR-LIBOR	MSC	Pay	2.000%	09/15/15	2,900,000	9,303	(18,102)	27,405
28-Day Mexico Interbank TIIE Banxico	GSC	Pay	8.170%	11/04/16	MXN 1,200,000	10,445	1,757	8,688
3-Month Canadian Bank Bill	RBS	Pay	5.700%	12/18/24	CAD 2,100,000	70,275	(1,439)	71,714

Total Interest Rate Swaps						$283,493	$(342,296)	$625,789

Total Swap Agreements						$1,249,399	$198,258	$1,051,141

(k)	As of September 30, 2010, securities with total aggregate values of $79,994 and $341,786 were fully or partially segregated with the broker(s)/custodian as collateral for open futures contracts and swap contracts, respectively.

See Notes to Financial Statements	A-20	See explanation of symbols and terms, if any, on page A-56

PACIFIC LIFE FUNDS
PL MANAGED BOND FUND
Schedule of Investments (Continued)
September 30, 2010 (Unaudited)

(l)	Fair Value Measurements
The following is a summary of the Fund’s holdings as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities (See Note 11 in Notes to Financial Statements) as of September 30, 2010:

				Level 2	Level 3
		Total Value at	Level 1	Significant	Significant
		September 30, 2010	Quoted Price	Observable Inputs	Unobservable Inputs

Assets	Convertible Preferred Stocks (1)	$3,089,687	$3,089,687	$—	$—
	Preferred Stocks (1)	3,480	3,480	—	—
	Corporate Bonds & Notes	77,633,851	—	77,633,851	—
	Convertible Corporate Bonds	1,377,250	—	1,377,250	—
	Mortgage-Backed Securities	95,212,329	—	93,845,832	1,366,497
	Asset-Backed Securities	900,517	—	900,517	—
	U.S. Government Agency Issues	3,717,508	—	3,717,508	—
	U.S. Treasury Obligations	102,781,225	—	102,781,225	—
	Foreign Government Bonds & Notes	4,271,666	—	4,271,666	—
	Municipal Bonds	9,250,973	—	9,250,973	—
	Short-Term Investments	53,433,694	1,055,520	52,378,174	—
	Derivatives (2)
	Credit Contracts	1,016,566	—	1,016,566	—
	Foreign Exchange Contracts	830,249	—	830,249	—
	Interest Rate Contracts	977,539	342,561	634,978	—

		2,824,354	342,561	2,481,793	—

		354,496,534	4,491,248	348,638,789	1,366,497

Liabilities	Derivatives (2)
	Credit Contracts	(50,660)	—	(50,660)	—
	Foreign Exchange Contracts	(731,654)	—	(731,654)	—
	Interest Rate Contracts	(1,158,320)	—	(1,143,315)	(15,005)

		(1,940,634)	—	(1,925,629)	(15,005)

	Total	$352,555,900	$4,491,248	$346,713,160	$1,351,492

The following is a reconciliation of investments for significant unobservable inputs (Level 3) used in valuing the Fund’s assets and liabilities (See Note 11 in Notes to Financial Statements) for the six month period ended September 30, 2010:

								Change in Net
								Unrealized
								Appreciation
					Total Change			(Depreciation)
					in Net	Transfers		on Level 3
	Value,	Net	Accrued	Total Net	Unrealized	In and/		Holdings Held at
	Beginning	Purchases	Discounts	Realized	Appreciation	or Out of	Value,	the End of Period,
	of Period	(Sales)	(Premiums)	Gains (Losses)	(Depreciation)	Level 3	End of Period	if Applicable

Mortgage-Backed Securities	$—	$1,339,154	$—	$—	$27,343	$—	$1,366,497	$27,343
Derivatives (2)
Credit Contracts	(7,024)	—	—	8,972	(1,948)	—	—	—
Interest Rate Contracts	(9,872)	—	—	—	(5,133)	—	(15,005)	(5,133)

	$(16,896)	$1,339,154	$—	$8,972	$20,262	$—	$1,351,492	$22,210

(1)	For equity securities categorized in a single level, refer to the schedule of investments for further industry breakout.

(2)	Investments in derivatives include open futures contracts, swap contracts, written options, and forward foreign currency contracts.

See Notes to Financial Statements	A-21	See explanation of symbols and terms, if any, on page A-56

PACIFIC LIFE FUNDS
PL SHORT DURATION BOND FUND
Schedule of Investments
September 30, 2010 (Unaudited)

	Principal
	Amount	Value
CORPORATE BONDS & NOTES — 39.4%

Consumer Discretionary — 2.9%

Comcast Cable Communications Holdings Inc
8.375% due 03/15/13	$650,000	$755,318
Cox Communications Inc
7.125% due 10/01/12	325,000	359,908
NBC Universal Inc
2.100% due 04/01/14 ~ ∆	250,000	251,456
Reed Elsevier Capital Inc
4.625% due 06/15/12	500,000	524,292
Thomson Reuters Corp (Canada)
5.700% due 10/01/14	250,000	287,033
Time Warner Cable Inc
5.400% due 07/02/12	381,000	408,334

		2,586,341

Consumer Staples — 2.7%

Anheuser-Busch InBev Worldwide Inc
3.000% due 10/15/12	375,000	389,485
7.200% due 01/15/14 ~	175,000	204,109
General Mills Inc
5.250% due 08/15/13	200,000	223,402
6.000% due 02/15/12	200,000	213,410
Kellogg Co
5.125% due 12/03/12	300,000	326,100
Kraft Foods Inc
2.625% due 05/08/13	275,000	285,254
6.000% due 02/11/13	75,000	83,350
Philip Morris International Inc
6.875% due 03/17/14	325,000	383,589
The Kroger Co
6.750% due 04/15/12	100,000	108,436
Wal-Mart Stores Inc
3.200% due 05/15/14	250,000	267,987

		2,485,122

Energy — 1.5%

BP Capital Markets PLC (United Kingdom)
3.125% due 10/01/15	225,000	226,442
Enterprise Products Operating LLC
4.600% due 08/01/12	150,000	158,031
6.375% due 02/01/13	100,000	109,090
7.625% due 02/15/12	100,000	107,575
Williams Partners LP
3.800% due 02/15/15 ~	325,000	342,415
XTO Energy Inc
5.900% due 08/01/12	100,000	109,157
7.500% due 04/15/12	300,000	330,691

		1,383,401

Financials — 23.9%

Banco Bilbao Vizcaya Argentaria
2.450% due 06/22/12	2,400,000	2,460,379
Bank of America Corp
0.490% due 06/22/12 §	1,200,000	1,205,744
Bank of Tokyo-Mitsubishi UFJ Ltd (Japan)
2.600% due 01/22/13 ~	125,000	128,924
BB&T Corp
3.850% due 07/27/12	250,000	262,098
BRFkredit AS (Denmark)
2.050% due 04/15/13 ~	800,000	820,712
Citigroup Funding Inc
2.125% due 07/12/12	1,000,000	1,028,304
Citigroup Inc
2.125% due 04/30/12	2,300,000	2,359,453
Commonwealth Bank of Australia (Australia)
2.500% due 12/10/12 ~	100,000	103,989
FIH Erhvervsbank (Denmark)
2.000% due 06/12/13 ~	800,000	818,786
General Electric Capital Corp
2.000% due 09/28/12	800,000	822,270
2.125% due 12/21/12	1,200,000	1,238,854
General Motors Acceptance Corp LLC
1.750% due 10/30/12	1,600,000	1,637,672
2.200% due 12/19/12	500,000	517,103
HSBC Finance Corp
0.628% due 08/09/11 §	100,000	99,902
0.768% due 04/24/12 §	250,000	248,067
Intesa Sanpaolo (Italy)
2.375% due 12/21/12	275,000	275,509
Kreditanstalt fuer Wiederaufbau (Germany)
3.750% due 06/27/11	800,000	820,368
Lloyds TSB Bank PLC (United Kingdom)
4.375% due 01/12/15 ~	150,000	153,808
MassMutual Global Funding II
0.789% due 09/27/13 § ~ ∆	450,000	449,735
MetLife Inc
2.375% due 02/06/14	125,000	126,453
Metropolitan Life Global Funding I
2.500% due 01/11/13 ~	525,000	537,886
5.125% due 06/10/14 ~	250,000	277,676
Prudential Financial Inc
2.750% due 01/14/13	325,000	333,142
5.100% due 09/20/14	100,000	109,447
Rabobank Nederland NV (Netherlands)
4.200% due 05/13/14 ~	150,000	159,965
Reinsurance Group of America Inc
6.750% due 12/15/11	175,000	183,196
Simon Property Group LP
4.200% due 02/01/15	275,000	295,493
Sovereign Bank
5.125% due 03/15/13	350,000	366,891
Standard Chartered PLC (United Kingdom)
3.850% due 04/27/15 ~	175,000	182,776
Sun Life Financial Global Funding LP
0.784% due 10/06/13 § ~	375,000	364,828
Suncorp-Metway Ltd (Australia)
1.776% due 04/15/11 § ~	900,000	905,653
The Bear Stearns Cos Inc LLC
6.950% due 08/10/12	500,000	552,923
The Royal Bank of Scotland PLC (United Kingdom)
3.400% due 08/23/13	225,000	230,829
US Central Federal Credit Union
1.900% due 10/19/12	300,000	307,827
Wachovia Corp
5.500% due 05/01/13	475,000	522,539
Waddell & Reed Financial Inc
5.600% due 01/15/11	150,000	152,044
WEA Finance LLC
5.400% due 10/01/12 ~	375,000	400,171
Western Corporate Federal Credit Union
1.750% due 11/02/12	200,000	204,593

		21,666,009

Health Care — 1.5%

Express Scripts Inc
5.250% due 06/15/12	225,000	240,304
Merck & Co Inc
1.875% due 06/30/11	125,000	126,453
Novartis Capital Corp
1.900% due 04/24/13	400,000	410,890
Roche Holdings Inc
5.000% due 03/01/14 ~	225,000	251,829
St. Jude Medical Inc
2.200% due 09/15/13	350,000	358,443

		1,387,919

See Notes to Financial Statements	A-22	See explanation of symbols and terms, if any, on page A-56

PACIFIC LIFE FUNDS
PL SHORT DURATION BOND FUND
Schedule of Investments (Continued)
September 30, 2010 (Unaudited)

	Principal
	Amount	Value
Industrials — 1.0%

CSX Corp
6.750% due 03/15/11	$100,000	$102,530
Tyco International Finance SA (Luxembourg)
6.000% due 11/15/13	300,000	340,262
Waste Management Inc
5.000% due 03/15/14	150,000	165,178
6.375% due 11/15/12	250,000	274,416

		882,386

Information Technology — 1.1%

Dell Inc
1.400% due 09/10/13	275,000	276,246
Fiserv Inc
6.125% due 11/20/12	350,000	382,111
Hewlett-Packard Co
2.250% due 05/27/11	350,000	354,647

		1,013,004

Telecommunication Services — 3.1%

Rogers Communications Inc (Canada)
5.500% due 03/15/14	50,000	56,107
6.250% due 06/15/13	50,000	56,304
6.375% due 03/01/14	125,000	144,142
7.875% due 05/01/12	150,000	165,688
Telecom Italia Capital SA (Luxembourg)
5.250% due 11/15/13	375,000	403,224
Telefonica Emisiones SAU (Spain)
5.855% due 02/04/13	450,000	491,343
Verizon Wireless Capital LLC
3.750% due 05/20/11	775,000	790,468
7.375% due 11/15/13	100,000	118,428
Vodafone Group PLC (United Kingdom)
5.350% due 02/27/12	550,000	582,702

		2,808,406

Utilities — 1.7%

CenterPoint Energy Resources Corp
7.875% due 04/01/13	75,000	86,418
Duke Energy Corp
6.300% due 02/01/14	225,000	257,307
Enel Finance International SA (Luxembourg)
5.700% due 01/15/13 ~ ∆	250,000	269,848
FirstEnergy Corp
6.450% due 11/15/11	5,000	5,241
Georgia Power Co
1.300% due 09/15/13	325,000	326,031
MidAmerican Energy Holdings Co
5.000% due 02/15/14	250,000	274,470
Progress Energy Inc
6.050% due 03/15/14	150,000	170,954
Southern Co
0.918% due 10/21/11 §	125,000	125,468

		1,515,737

Total Corporate Bonds & Notes (Cost $34,955,465)		35,728,325

MORTGAGE-BACKED SECURITIES — 12.3%

Collateralized Mortgage Obligations — Residential — 1.9%

Citimortgage Alternative Loan Trust
6.000% due 12/25/36 “	512,461	382,385
Fannie Mae
5.000% due 08/25/19 “	956,049	1,042,557
Structured Adjustable Rate Mortgage Loan Trust
2.698% due 11/25/34 “ §	315,774	283,585

		1,708,527

Fannie Mae — 8.5%

2.640% due 09/01/34 “ §	1,086,582	1,135,615
2.753% due 11/01/34 “ §	872,459	907,697
3.500% due 12/01/10 “	4,000,000	4,096,248
5.000% due 01/01/20 “	8,540	9,114
6.000% due 10/01/21 “	1,449,051	1,571,251

		7,719,925

Freddie Mac — 0.7%

5.000% due 11/01/16 — 10/01/39 “	564,621	602,849
5.500% due 01/01/20 “	48,899	52,847

		655,696

Government National Mortgage Association — 1.2%

4.000% due 12/01/10 “	1,000,000	1,033,750

Total Mortgage-Backed Securities (Cost $11,121,671)		11,117,898

ASSET-BACKED SECURITIES — 8.6%

Bank of America Auto Trust
1.670% due 12/16/13 “ ~ ∆	500,000	505,595
College Loan Corp Trust
0.598% due 07/25/24 “ §	1,000,000	993,081
0.658% due 04/25/21 “ §	1,000,000	995,783
Collegiate Funding Services Education Loan Trust I
0.379% due 12/28/21 “ §	450,364	444,146
Ford Credit Auto Owner Trust
1.510% due 01/15/14 “	600,000	605,746
Nelnet Education Loan Funding Inc
0.418% due 11/25/15 “ §	271,301	271,076
Northstar Education Finance Inc
0.608% due 04/28/16 “ §	719,254	688,060
0.658% due 04/28/17 “ §	420,000	417,295
SLM Student Loan Trust
0.498% due 07/25/17 “ §	461,522	459,408
0.528% due 07/25/18 “ §	1,500,000	1,494,329
0.898% due 10/27/14 “ §	191,491	191,744
Suntrust Student Loan Trust
0.588% due 07/28/20 “ § ∆	685,954	683,691

Total Asset-Backed Securities (Cost $7,743,887)		7,749,954

See Notes to Financial Statements	A-23	See explanation of symbols and terms, if any, on page A-56

PACIFIC LIFE FUNDS
PL SHORT DURATION BOND FUND
Schedule of Investments (Continued)
September 30, 2010 (Unaudited)

	Principal
	Amount	Value
U.S. GOVERNMENT AGENCY ISSUES — 8.6%

Fannie Mae
2.050% due 04/26/13	$1,500,000	$1,511,681
3.125% due 01/21/15	1,500,000	1,510,979
Federal Home Loan Bank
0.497% due 10/13/11 §	3,000,000	3,001,254
3.125% due 06/10/11 ‡	700,000	712,383
Freddie Mac
4.500% due 01/15/13	1,000,000	1,088,156

Total U.S. Government Agency Issues (Cost $7,796,110)		7,824,453

U.S. TREASURY OBLIGATIONS — 29.7%

U.S. Treasury Inflation Protected Securities — 1.9%

2.375% due 04/15/11 ^	329,508	333,756
3.000% due 07/15/12 ^	1,333,761	1,417,433

		1,751,189

U.S. Treasury Bonds — 0.3%
3.875% due 08/15/40	100,000	103,375
4.375% due 11/15/39	100,000	112,172

		215,547

U.S. Treasury Notes — 27.5%
0.625% due 06/30/12	1,600,000	1,606,747
0.625% due 07/31/12	900,000	903,903
0.750% due 05/31/12	4,600,000	4,628,732
0.875% due 01/31/12	1,300,000	1,309,598
1.000% due 03/31/12	3,500,000	3,534,986
1.000% due 04/30/12	9,300,000	9,395,567
1.250% due 09/30/15	400,000	399,562
1.375% due 03/15/13	900,000	918,708
1.500% due 12/31/13	2,200,000	2,255,517

		24,953,320

Total U.S. Treasury Obligations (Cost $26,668,561)		26,920,056

Shares
SHORT-TERM INVESTMENTS — 6.2%

Money Market Fund — 0.6%

BlackRock Liquidity Funds Treasury Trust Fund Portfolio	552,951	552,951

	Principal
	Amount
Repurchase Agreement — 5.6%

Bank of America Corp
0.300% due 10/01/10 (Dated 09/30/10, repurchase price of $5,100,043, collateralized by U.S. Government Agency instruments 0.000% -1.750% due 11/15/10 — 03/08/13 and value $5,202,750)	$5,100,000	5,100,000

Total Short-Term Investments (Cost $5,652,951)		5,652,951

TOTAL INVESTMENTS — 104.8% (Cost $93,938,645)		94,993,637

OTHER ASSETS & LIABILITIES, NET — (4.8%)		(4,346,373)

NET ASSETS — 100.0%		$90,647,264

Notes to Schedule of Investments

(a)	As of September 30, 2010, the Fund was diversified as a percentage of net assets as follows:

Corporate Bonds & Notes	39.4%
U.S. Treasury Obligations	29.7%
Mortgage-Backed Securities	12.3%
U.S. Government Agency Issues	8.6%
Asset-Backed Securities	8.6%
Short-Term Investments	6.2%

104.8%
Other Assets & Liabilities, Net	(4.8%)

100.0%

(b)	As of September 30, 2010, the Fund’s Standard & Poor’s quality ratings on its investments as a percentage of total fixed income were as follows:

AAA / U.S. Government & Agency Issues	71.2%
A-1	5.4%
AA	3.4%
A	9.5%
BBB	8.5%
Not Rated	2.0%

100.0%

(c)	Short-term securities reflect either the stated coupon rate or the annualized effective yield on the date of purchase for discounted securities.

See Notes to Financial Statements	A-24	See explanation of symbols and terms, if any, on page A-56

PACIFIC LIFE FUNDS
PL SHORT DURATION BOND FUND
Schedule of Investments (Continued)
September 30, 2010 (Unaudited)

(d)	Open futures Contracts outstanding as of September 30, 2010 were as follows:

			Unrealized
	Number of	Notional	Appreciation
Long Futures Outstanding	Contracts	Amount	(Depreciation)
Eurodollar (12/10)	4	$4,000,000	$5,090
U.S. Treasury 2-Year Notes (12/10)	106	21,200,000	42,179
U.S. Treasury 5-Year Notes (12/10)	3	300,000	2,946

Short Futures Outstanding
Eurodollar (03/11)	3	3,000,000	(6,045)
Eurodollar (06/11)	3	3,000,000	(8,295)
Eurodollar (09/11)	4	4,000,000	(13,760)
Eurodollar (12/11)	4	4,000,000	(16,060)
U.S. Treasury 10-Year Notes (12/10)	4	400,000	493
U.S. Treasury 10-Year Notes (12/10)	4	400,000	(2,301)
U.S. Treasury 30-Year Bonds (12/10)	4	400,000	83
U.S. Treasury 30-Year Bonds (12/10)	2	200,000	(253)
U.S. Treasury Ultra Long Bonds (12/10)	1	100,000	1,319

			$5,396

(e)	As of September 30, 2010, securities with a total aggregate value of $335,838 were fully or partially segregated with the broker(s)/ custodian as collateral for open futures contracts.

(f)	As of September 30, 2010, 2.4% of the Fund’s net assets were reported illiquid by the portfolio manager under the Trust’s policy.

(g)	Fair Value Measurements

The following is a summary of the Fund’s holdings as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities (See Note 11 in Notes to Financial Statements) as of September 30, 2010:

				Level 2	Level 3
		Total Value at	Level 1	Significant	Significant
		September 30, 2010	Quoted Price	Observable Inputs	Unobservable Inputs

Assets	Corporate Bonds & Notes	$35,728,325	$—	$35,728,325	$—
	Mortgage-Backed Securities	11,117,898	—	11,117,898	—
	Asset-Backed Securities	7,749,954	—	7,749,954	—
	U.S. Government Agency Issues	7,824,453	—	7,824,453	—
	U.S. Treasury Obligations	26,920,056	—	26,920,056	—
	Short-Term Investments	5,652,951	552,951	5,100,000	—
	Derivatives (1)
	Interest Rate Contracts	52,110	52,110	—	—

		95,045,747	605,061	94,440,686	—

Liabilities	Derivatives (1)
	Interest Rate Contracts	(46,714)	(46,714)	—	—

	Total	$94,999,033	$558,347	$94,440,686	$—

(1)	Investments in derivatives include open futures contracts.

See Notes to Financial Statements	A-25	See explanation of symbols and terms, if any, on page A-56

PACIFIC LIFE FUNDS
PL COMSTOCK FUND
Schedule of Investments
September 30, 2010 (Unaudited)

	Shares	Value
COMMON STOCKS — 94.0%

Consumer Discretionary — 15.1%

Comcast Corp ‘A’	349,709	$6,322,739
DIRECTV ‘A’ *	25,445	1,059,275
J.C. Penney Co Inc	25,930	704,777
Lowe’s Cos Inc	61,271	1,365,731
Macy’s Inc	18,887	436,101
News Corp ‘B’	122,852	1,850,151
Target Corp	8,626	460,973
The Home Depot Inc	41,363	1,310,380
Time Warner Cable Inc	38,950	2,102,911
Time Warner Inc	48,672	1,491,797
Viacom Inc ‘B’	108,313	3,919,848

		21,024,683

Consumer Staples — 9.9%

Avon Products Inc	25,988	834,475
CVS Caremark Corp	65,396	2,058,012
Kraft Foods Inc ‘A’	107,428	3,315,228
PepsiCo Inc	6,846	454,848
Philip Morris International Inc	17,234	965,449
The Coca-Cola Co	20,286	1,187,137
The Procter & Gamble Co	7,197	431,604
Unilever NV ‘NY’ (Netherlands)	70,562	2,108,393
Wal-Mart Stores Inc	45,048	2,410,969

		13,766,115

Energy — 9.4%

BP PLC ADR (United Kingdom)	18,548	763,621
Chevron Corp	35,991	2,917,071
ConocoPhillips	39,302	2,257,114
Halliburton Co	75,182	2,486,269
Noble Corp (Switzerland)	15,080	509,553
Royal Dutch Shell PLC ADR ‘A’ (United Kingdom)	35,741	2,155,182
Total SA ADR (France)	19,784	1,020,854
Weatherford International Ltd (Switzerland) *	58,740	1,004,454

		13,114,118

Financials — 21.0%

Aflac Inc	15,346	793,542
Bank of America Corp	211,304	2,770,196
Citigroup Inc *	456,828	1,781,629
JPMorgan Chase & Co	108,412	4,127,245
MetLife Inc	51,777	1,990,826
Morgan Stanley	21,094	520,600
State Street Corp	13,802	519,783
The Bank of New York Mellon Corp	104,260	2,724,314
The Chubb Corp	88,963	5,070,001
The Goldman Sachs Group Inc	9,073	1,311,774
The PNC Financial Services Group Inc	34,114	1,770,858
The Travelers Cos Inc	55,668	2,900,303
Torchmark Corp	19,320	1,026,665
U.S. Bancorp	44,491	961,895
Wells Fargo & Co	43,857	1,102,126

		29,371,757

Health Care — 12.7%

Abbott Laboratories	24,143	1,261,230
Bristol-Myers Squibb Co	112,448	3,048,465
Cardinal Health Inc	52,035	1,719,236
GlaxoSmithKline PLC ADR (United Kingdom)	22,834	902,400
Merck & Co Inc	59,630	2,194,980
Pfizer Inc	242,502	4,163,759
Roche Holding AG ADR (Switzerland)	27,821	949,531
UnitedHealth Group Inc	68,728	2,413,040
WellPoint Inc *	18,658	1,056,789

		17,709,430

Industrials — 6.2%

Emerson Electric Co	19,100	1,005,806
General Electric Co	121,880	1,980,550
Honeywell International Inc	36,722	1,613,565
Ingersoll-Rand PLC (Ireland)	43,206	1,542,886
Textron Inc	39,539	812,922
Tyco International Ltd (Switzerland)	45,500	1,671,215

		8,626,944

Information Technology — 10.3%

Accenture PLC ‘A’ (Ireland)	19,321	820,949
Cisco Systems Inc *	53,900	1,180,410
Dell Inc *	113,144	1,466,346
eBay Inc *	167,376	4,083,974
Hewlett-Packard Co	35,867	1,508,925
Intel Corp	84,414	1,623,281
KLA-Tencor Corp	20,786	732,291
Microsoft Corp	13,400	328,166
The Western Union Co	22,939	405,332
Yahoo! Inc *	154,099	2,183,583

		14,333,257

Materials — 4.4%

Alcoa Inc	152,714	1,849,367
E.I. du Pont de Nemours & Co	17,632	786,740
International Paper Co	162,467	3,533,657

		6,169,764

Telecommunication Services — 3.4%

AT&T Inc	53,107	1,518,860
Verizon Communications Inc	60,179	1,961,234
Vodafone Group PLC ADR (United Kingdom)	53,986	1,339,393

		4,819,487

Utilities — 1.6%

American Electric Power Co Inc	18,327	663,987
FirstEnergy Corp	27,980	1,078,349
Sempra Energy	9,054	487,105

		2,229,441

Total Common Stocks (Cost $118,101,247)		131,164,996

SHORT-TERM INVESTMENT — 5.9%

Money Market Fund — 5.9%

BlackRock Liquidity Funds Treasury Trust Fund Portfolio	8,185,757	8,185,757

Total Short-Term Investment (Cost $8,185,757)		8,185,757

TOTAL INVESTMENTS — 99.9% (Cost $126,287,004)		139,350,753

OTHER ASSETS & LIABILITIES, NET — 0.1%		192,821

NET ASSETS — 100.0%		$139,543,574

See Notes to Financial Statements	A-26	See explanation of symbols and terms, if any, on page A-56

PACIFIC LIFE FUNDS
PL COMSTOCK FUND
Schedule of Investments (Continued)
September 30, 2010 (Unaudited)
Notes to Schedule of Investments

(a)	As of September 30, 2010, the Fund was diversified as a percentage of net assets as follows:

Financials	21.0%
Consumer Discretionary	15.1%
Health Care	12.7%
Information Technology	10.3%
Consumer Staples	9.9%
Energy	9.4%
Industrials	6.2%
Short-Term Investment	5.9%
Materials	4.4%
Telecommunication Services	3.4%
Utilities	1.6%

99.9%
Other Assets & Liabilities, Net	0.1%

100.0%

(b)	Fair Value Measurements

The following is a summary of the Fund’s holdings as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities (See Note 11 in Notes to Financial Statements) as of September 30, 2010:

				Level 2	Level 3
		Total Value at	Level 1	Significant	Significant
		September 30, 2010	Quoted Price	Observable Inputs	Unobservable Inputs

Assets	Common Stocks (1)	$131,164,996	$131,164,996	$—	$—
	Short-Term Investment	8,185,757	8,185,757	—	—

	Total	$139,350,753	$139,350,753	$—	$—

(1)	For equity securities categorized in a single level, refer to the schedule of investments for further industry breakout.

See Notes to Financial Statements	A-27	See explanation of symbols and terms, if any, on page A-56

PACIFIC LIFE FUNDS
PL GROWTH LT FUND
Schedule of Investments
September 30, 2010 (Unaudited)

	Shares	Value
COMMON STOCKS — 94.5%

Consumer Discretionary — 6.2%

CBS Corp ‘B’	70,690	$1,121,143
Crown Ltd (Australia)	94,990	770,857
Kohl’s Corp *	10,135	533,912
Lamar Advertising Co ‘A’ *	10,050	319,791
Limited Brands Inc	30,960	829,109
McDonald’s Corp	14,996	1,117,352
The Home Depot Inc	20,385	645,797
The Walt Disney Co	23,860	790,005

		6,127,966

Consumer Staples — 12.0%

Anheuser-Busch InBev NV (Belgium)	86,678	5,102,679
Anheuser-Busch InBev NV Strip VVPR (Belgium) *	110,992	454
Coca-Cola Enterprises Inc	28,045	869,395
Colgate-Palmolive Co	15,150	1,164,429
Diageo PLC (United Kingdom)	66,767	1,149,092
General Mills Inc	10,670	389,882
Philip Morris International Inc	26,850	1,504,137
Tesco PLC (United Kingdom)	65,190	434,855
Walgreen Co	37,880	1,268,980

		11,883,903

Energy — 7.7%

Apache Corp	11,360	1,110,554
EOG Resources Inc	24,745	2,300,543
Halliburton Co	12,160	402,131
Occidental Petroleum Corp	48,560	3,802,248

		7,615,476

Financials — 6.4%

Aflac Inc	12,820	662,922
CME Group Inc ‘A’	1,740	453,183
ICICI Bank Ltd ADR (India)	16,565	825,765
JPMorgan Chase & Co	31,483	1,198,558
Morgan Stanley	11,375	280,735
Prudential PLC (United Kingdom)	45,986	459,530
T. Rowe Price Group Inc	24,000	1,201,560
The Goldman Sachs Group Inc	8,815	1,274,473

		6,356,726

Health Care — 12.1%

Abbott Laboratories	18,345	958,343
Bristol-Myers Squibb Co	76,040	2,061,444
Celgene Corp *	56,510	3,255,541
Covidien PLC (Ireland)	46,345	1,862,606
Genzyme Corp *	12,605	892,308
Gilead Sciences Inc *	30,970	1,102,842
Medco Health Solutions Inc *	12,185	634,351
St. Jude Medical Inc *	20,828	819,373
UnitedHealth Group Inc	11,245	394,812

		11,981,620

Industrials — 11.8%

C.H. Robinson Worldwide Inc	15,385	1,075,719
Canadian National Railway Co (Canada)	20,226	1,294,869
Danaher Corp	39,360	1,598,410
Emerson Electric Co	22,315	1,175,108
Expeditors International of Washington Inc	18,820	870,049
FedEx Corp	5,390	460,845
Illinois Tool Works Inc	11,860	557,657
Precision Castparts Corp	9,285	1,182,445
Raytheon Co	5,160	235,864
Tyco International Ltd (Switzerland)	47,865	1,758,081
United Parcel Service Inc ‘B’	8,430	562,197
United Technologies Corp	6,770	482,227
Verisk Analytics Inc ‘A’ *	15,225	426,452

		11,679,923

Information Technology — 28.8%

Amphenol Corp ‘A’	21,318	1,044,156
Apple Inc *	18,016	5,112,040
Cisco Systems Inc *	157,970	3,459,543
eBay Inc *	136,195	3,323,158
Global Payments Inc	8,000	343,120
Google Inc ‘A’ *	3,965	2,084,757
International Business Machines Corp	30,570	4,100,660
Marvell Technology Group Ltd (Bermuda) *	74,705	1,308,085
Microsoft Corp	21,065	515,882
Motorola Inc *	50,960	434,689
Oracle Corp	116,725	3,134,066
Taiwan Semiconductor Manufacturing Co Ltd (Taiwan)	327,453	648,030
Texas Instruments Inc	31,674	859,632
The Western Union Co	22,830	403,406
Tyco Electronics Ltd (Switzerland)	15,035	439,323
Yahoo! Inc *	92,890	1,316,251

		28,526,798

Materials — 4.8%

Newmont Mining Corp	27,625	1,735,126
Nucor Corp	25,080	958,056
Praxair Inc	14,390	1,298,841
The Mosaic Co	12,503	734,676

		4,726,699

Telecommunication Services — 4.7%

Crown Castle International Corp *	104,150	4,598,222

Total Common Stocks (Cost $75,969,182)		93,497,333

	Principal
	Amount
SHORT-TERM INVESTMENTS — 5.2%

U.S. Government Agency Issues — 4.7%

Federal Home Loan Bank
0.010% due 10/01/10	$4,700,000	4,700,000

	Shares
Money Market Fund — 0.5%

BlackRock Liquidity Funds Treasury Trust Fund Portfolio	482,600	482,600

Total Short-Term Investments (Cost $5,182,600)		5,182,600

TOTAL INVESTMENTS — 99.7% (Cost $81,151,782)		98,679,933

OTHER ASSETS & LIABILITIES, NET — 0.3%		254,388

NET ASSETS — 100.0%		$98,934,321

See Notes to Financial Statements	A-28	See explanation of symbols and terms, if any, on page A-56

PACIFIC LIFE FUNDS
PL GROWTH LT FUND
Schedule of Investments (Continued)
September 30, 2010 (Unaudited)
Notes to Schedule of Investments

(a)	As of September 30, 2010, the Fund was diversified as a percentage of net assets as follows:

Information Technology	28.8%
Health Care	12.1%
Consumer Staples	12.0%
Industrials	11.8%
Energy	7.7%
Financials	6.4%
Consumer Discretionary	6.2%
Short-Term Investments	5.2%
Materials	4.8%
Telecommunication Services	4.7%

99.7%
Other Assets & Liabilities, Net	0.3%

100.0%

(b)	Short-term securities reflect either the stated coupon rate or the annualized effective yield on the date of purchase for discounted securities.

(c)	Forward foreign currency contracts outstanding as of September 30, 2010 were as follows:

		Principal
Contracts		Amount			Unrealized
to Buy or		Covered by			Appreciation
to Sell	Currency	Contracts	Expiration	Counterparty	(Depreciation)

Buy	AUD	25,000	10/10	CSF	$473
Sell	AUD	25,000	10/10	HSB	(1,987)
Buy	AUD	75,000	11/10	CSF	1,429
Sell	AUD	75,000	11/10	CSF	(1,729)
Buy	EUR	895,000	10/10	CSF	5,456
Sell	EUR	1,315,000	10/10	HSB	(68,833)
Sell	EUR	750,000	11/10	JPM	359
Sell	EUR	330,000	11/10	CSF	(18,908)
Sell	GBP	188,000	10/10	HSB	4,266
Sell	GBP	408,000	11/10	CSF	(5,739)
Sell	GBP	268,000	11/10	JPM	2,708

					$(82,505)

(d)	Fair Value Measurements

The following is a summary of the Fund’s holdings as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities (See Note 11 in Notes to Financial Statements) as of September 30, 2010:

				Level 2	Level 3
		Total Value at	Level 1	Significant	Significant
		September 30, 2010	Quoted Price	Observable Inputs	Unobservable Inputs

Assets	Common Stocks
	Consumer Discretionary	$6,127,966	$5,357,109	$770,857	$—
	Consumer Staples	11,883,903	5,197,277	6,686,626	—
	Energy	7,615,476	7,615,476	—	—
	Financials	6,356,726	5,897,196	459,530	—
	Health Care	11,981,620	11,981,620	—	—
	Industrials	11,679,923	11,679,923	—	—
	Information Technology	28,526,798	27,878,768	648,030	—
	Materials	4,726,699	4,726,699	—	—
	Telecommunication Services	4,598,222	4,598,222	—	—

		93,497,333	84,932,290	8,565,043	—
	Short-Term Investments	5,182,600	482,600	4,700,000	—
	Derivatives (1)
	Foreign Exchange Contracts	14,691	—	14,691	—

		98,694,624	85,414,890	13,279,734	—

Liabilities	Derivatives (1)
	Foreign Exchange Contracts	(97,196)	—	(97,196)	—

	Total	$98,597,428	$85,414,890	$13,182,538	$—

(1)	Investments in derivatives include forward foreign currency contracts.

See Notes to Financial Statements	A-29	See explanation of symbols and terms, if any, on page A-56

PACIFIC LIFE FUNDS
PL LARGE-CAP GROWTH FUND
Schedule of Investments
September 30, 2010 (Unaudited)

	Shares	Value
COMMON STOCKS — 97.5%

Consumer Discretionary — 17.9%

Amazon.com Inc *	28,300	$4,444,798
Apollo Group Inc ‘A’ *	8,900	457,015
Discovery Communications Inc ‘A’ *	32,700	1,424,085
Focus Media Holding Ltd ADR (Cayman) *	27,000	656,100
International Game Technology	74,800	1,080,860
Las Vegas Sands Corp *	28,500	993,225
McDonald’s Corp	41,800	3,114,518
Nike Inc ‘B’	13,600	1,089,904
priceline.com Inc *	6,300	2,194,542

		15,455,047

Consumer Staples — 4.7%

Colgate-Palmolive Co	7,200	553,392
General Mills Inc	39,500	1,443,330
Kellogg Co	40,300	2,035,553

		4,032,275

Energy — 6.2%

Anadarko Petroleum Corp	19,578	1,116,925
Apache Corp	8,700	850,512
Concho Resources Inc *	16,800	1,111,656
Occidental Petroleum Corp	14,500	1,135,350
Schlumberger Ltd (Netherlands)	11,900	733,159
Southwestern Energy Co *	11,500	384,560

		5,332,162

Financials — 5.1%

BlackRock Inc	5,100	868,275
CME Group Inc ‘A’	4,100	1,067,845
IntercontinentalExchange Inc *	12,400	1,298,528
The Goldman Sachs Group Inc	8,100	1,171,098

		4,405,746

Health Care — 9.6%

Allergan Inc	46,300	3,080,339
Covidien PLC (Ireland)	40,500	1,627,695
Express Scripts Inc *	21,200	1,032,440
Life Technologies Corp *	22,100	1,031,849
Medco Health Solutions Inc *	28,700	1,494,122

		8,266,445

Industrials — 10.7%

C.H. Robinson Worldwide Inc	13,200	922,944
Danaher Corp	26,000	1,055,860
Illinois Tool Works Inc	32,700	1,537,554
Parker-Hannifin Corp	12,100	847,726
Roper Industries Inc	16,100	1,049,398
Union Pacific Corp	13,600	1,112,480
United Technologies Corp	28,500	2,030,055
Verisk Analytics Inc ‘A’ *	26,200	733,862

		9,289,879

Information Technology — 34.0%

Apple Inc *	21,700	6,157,375
Baidu Inc ADR (Cayman) *	10,700	1,098,034
Cisco Systems Inc *	138,300	3,028,770
EMC Corp *	120,300	2,443,293
Google Inc ‘A’ *	7,000	3,680,530
Juniper Networks Inc *	39,800	1,207,930
MasterCard Inc ‘A’	10,200	2,284,800
NetApp Inc *	24,200	1,204,918
Oracle Corp	64,000	1,718,400
QUALCOMM Inc	59,800	2,698,176
Red Hat Inc *	30,000	1,230,000
Teradata Corp *	31,300	1,206,928
Visa Inc ‘A’	19,200	1,425,792

		29,384,946

Materials — 5.5%

Praxair Inc	18,100	1,633,706
The Mosaic Co	23,500	1,380,860
The Sherwin-Williams Co	22,700	1,705,678

		4,720,244

Telecommunication Services — 3.8%

American Tower Corp ‘A’ *	16,700	856,042
Crown Castle International Corp *	55,900	2,467,985

		3,324,027

Total Common Stocks (Cost $71,116,061)		84,210,771

EXCHANGE-TRADED FUND — 1.8%

iShares Russell 1000 Growth Index Fund	31,100	1,597,607

Total Exchange-Traded Fund (Cost $1,515,658)		1,597,607

SHORT-TERM INVESTMENT — 0.8%

Money Market Fund — 0.8%

BlackRock Liquidity Funds Treasury Trust Fund Portfolio	678,811	678,811

Total Short-Term Investment (Cost $678,811)		678,811

TOTAL INVESTMENTS — 100.1% (Cost $73,310,530)		86,487,189

OTHER ASSETS & LIABILITIES, NET — (0.1%)		(76,472)

NET ASSETS — 100.0%		$86,410,717

See Notes to Financial Statements	A-30	See explanation of symbols and terms, if any, on page A-56

PACIFIC LIFE FUNDS
PL LARGE-CAP GROWTH FUND
Schedule of Investments (Continued)
September 30, 2010 (Unaudited)
Notes to Schedule of Investments

(a)	As of September 30, 2010, the Fund was diversified as a percentage of net assets as follows:

Information Technology	34.0%
Consumer Discretionary	17.9%
Industrials	10.7%
Health Care	9.6%
Energy	6.2%
Materials	5.5%
Financials	5.1%
Consumer Staples	4.7%
Telecommunication Services	3.8%
Exchange-Traded Fund	1.8%
Short-Term Investment	0.8%

100.1%
Other Assets & Liabilities, Net	(0.1%)

100.0%

(b)	Fair Value Measurements

The following is a summary of the Fund’s holdings as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities (See Note 11 in Notes to Financial Statements) as of September 30, 2010:

				Level 2	Level 3
		Total Value at	Level 1	Significant	Significant
		September 30, 2010	Quoted Price	Observable Inputs	Unobservable Inputs

Assets	Common Stocks (1)	$84,210,771	$84,210,771	$—	$—
	Exchange-Traded Fund	1,597,607	1,597,607	—	—
	Short-Term Investment	678,811	678,811	—	—

	Total	$86,487,189	$86,487,189	$—	$—

(1)	For equity securities categorized in a single level, refer to the schedule of investments for further industry breakout.

See Notes to Financial Statements	A-31	See explanation of symbols and terms, if any, on page A-56

PACIFIC LIFE FUNDS
PL LARGE-CAP VALUE FUND
Schedule of Investments
September 30, 2010 (Unaudited)

	Shares	Value
COMMON STOCKS — 96.8%

Consumer Discretionary — 16.1%

DISH Network Corp ‘A’	181,583	$3,479,130
McDonald’s Corp	40,640	3,028,086
News Corp ‘A’	405,154	5,291,311
SES SA FDR (Luxembourg)	159,543	3,840,652
Target Corp	38,470	2,055,837
The Home Depot Inc	78,920	2,500,186
Time Warner Cable Inc	90,771	4,900,726
Time Warner Inc	182,219	5,585,012

		30,680,940

Consumer Staples — 13.1%

Altria Group Inc	81,780	1,964,356
CVS Caremark Corp	68,573	2,157,992
Kimberly-Clark Corp	87,255	5,675,938
Lorillard Inc	25,790	2,071,195
Philip Morris International Inc	109,189	6,116,768
The Procter & Gamble Co	29,499	1,769,055
Unilever PLC ADR (United Kingdom)	74,300	2,162,130
Wal-Mart Stores Inc	55,280	2,958,586

		24,876,020

Energy — 13.5%

Apache Corp	19,280	1,884,813
El Paso Corp	401,281	4,967,859
Exxon Mobil Corp	66,411	4,103,536
Halliburton Co	75,807	2,506,937
Royal Dutch Shell PLC ADR ‘A’ (United Kingdom)	41,722	2,515,837
Suncor Energy Inc (Canada)	84,805	2,760,403
Total SA ADR (France)	83,299	4,298,228
Transocean Ltd (Switzerland) *	39,590	2,545,241

		25,582,854

Financials — 21.4%

American Express Co	79,800	3,353,994
Bank of America Corp	383,997	5,034,201
JPMorgan Chase & Co	159,275	6,063,599
Loews Corp	75,620	2,865,998
Marsh & McLennan Cos Inc	116,935	2,820,472
Morgan Stanley	102,529	2,530,416
State Street Corp	46,146	1,737,858
The Bank of New York Mellon Corp	59,041	1,542,741
The Charles Schwab Corp	136,210	1,893,319
The Chubb Corp	34,066	1,941,421
The Progressive Corp	102,850	2,146,480
The Travelers Cos Inc	53,283	2,776,044
Wells Fargo & Co	233,689	5,872,605

		40,579,148

Health Care — 9.0%

Abbott Laboratories	47,540	2,483,490
Johnson & Johnson	58,492	3,624,164
Merck & Co Inc	63,080	2,321,975
Novartis AG ADR (Switzerland)	59,650	3,440,016
Pfizer Inc	115,090	1,976,095
Roche Holding AG (Switzerland)	9,750	1,332,163
WellPoint Inc *	35,317	2,000,355

		17,178,258

Industrials — 8.0%

General Electric Co	252,030	4,095,487
Honeywell International Inc	88,148	3,873,223
Raytheon Co	67,079	3,066,181
United Technologies Corp	58,167	4,143,235

		15,178,126

Information Technology — 5.4%

Hewlett-Packard Co	69,794	2,936,234
International Business Machines Corp	31,915	4,281,078
Microsoft Corp	122,930	3,010,556

		10,227,868

Materials — 3.0%

Air Products & Chemicals Inc	47,350	3,921,527
Crown Holdings Inc *	65,249	1,870,036

		5,791,563

Telecommunication Services — 5.2%

AT&T Inc	99,340	2,841,124
CenturyLink Inc	102,550	4,046,623
Verizon Communications Inc	93,930	3,061,179

		9,948,926

Utilities — 2.1%

Sempra Energy	73,718	3,966,028

Total Common Stocks (Cost $170,175,972)		184,009,731

SHORT-TERM INVESTMENT — 4.4%

Money Market Fund — 4.4%

BlackRock Liquidity Funds Treasury Trust Fund Portfolio	8,315,642	8,315,642

Total Short-Term Investment (Cost $8,315,642)		8,315,642

TOTAL INVESTMENTS — 101.2% (Cost $178,491,614)		192,325,373

OTHER ASSETS & LIABILITIES, NET — (1.2%)		(2,253,088)

NET ASSETS — 100.0%		$190,072,285

Notes to Schedule of Investments

(a)	As of September 30, 2010, the Fund was diversified as a percentage of net assets as follows:

Financials	21.4%
Consumer Discretionary	16.1%
Energy	13.5%
Consumer Staples	13.1%
Health Care	9.0%
Industrials	8.0%
Information Technology	5.4%
Telecommunication Services	5.2%
Short-Term Investment	4.4%
Materials	3.0%
Utilities	2.1%

101.2%
Other Assets & Liabilities, Net	(1.2%)

100.0%

See Notes to Financial Statements	A-32	See explanation of symbols and terms, if any, on page A-56

PACIFIC LIFE FUNDS
PL LARGE-CAP VALUE FUND
Schedule of Investments (Continued)
September 30, 2010 (Unaudited)

(b)	Fair Value Measurements

The following is a summary of the Fund’s holdings as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities (See Note 11 in Notes to Financial Statements) as of September 30, 2010:

				Level 2	Level 3
		Total Value at	Level 1	Significant	Significant
		September 30, 2010	Quoted Price	Observable Inputs	Unobservable Inputs

Assets	Common Stocks
	Consumer Discretionary	$30,680,940	$26,840,288	$3,840,652	$—
	Consumer Staples	24,876,020	24,876,020	—	—
	Energy	25,582,854	25,582,854	—	—
	Financials	40,579,148	40,579,148	—	—
	Health Care	17,178,258	15,846,095	1,332,163	—
	Industrials	15,178,126	15,178,126	—	—
	Information Technology	10,227,868	10,227,868	—	—
	Materials	5,791,563	5,791,563	—	—
	Telecommunication Services	9,948,926	9,948,926	—	—
	Utilities	3,966,028	3,966,028	—	—

		184,009,731	178,836,916	5,172,815	—
	Short-Term Investment	8,315,642	8,315,642	—	—

	Total	$192,325,373	$187,152,558	$5,172,815	$—

See Notes to Financial Statements	A-33	See explanation of symbols and terms, if any, on page A-56

PACIFIC LIFE FUNDS
PL MAIN STREET® CORE FUND
Schedule of Investments
September 30, 2010 (Unaudited)

	Shares	Value
COMMON STOCKS — 97.5%

Consumer Discretionary — 12.8%

AutoZone Inc *	7,540	$1,725,981
Ford Motor Co *	344,252	4,213,644
Hyatt Hotels Corp ‘A’ *	50,708	1,895,972
McDonald’s Corp	49,002	3,651,139
Target Corp	12,400	662,656
The McGraw-Hill Cos Inc	85,398	2,823,258
The Washington Post Co ‘B’	2,292	915,448
Time Warner Cable Inc	22,494	1,214,451

		17,102,549

Consumer Staples — 9.3%

General Mills Inc	74,260	2,713,460
Mead Johnson Nutrition Co	37,620	2,140,954
Philip Morris International Inc	123,640	6,926,313
Sara Lee Corp	43,790	588,100

		12,368,827

Energy — 10.4%

Chevron Corp	61,344	4,971,931
Enterprise Products Partners LP	44,206	1,753,652
Noble Energy Inc	19,658	1,476,119
Occidental Petroleum Corp	57,308	4,487,216
Plains All American Pipeline LP	19,222	1,209,256

		13,898,174

Financials — 16.7%

Aflac Inc	38,708	2,001,591
Bank of America Corp	204,370	2,679,291
CIT Group Inc *	117,900	4,812,678
Citigroup Inc *	752,824	2,936,014
Lincoln National Corp	17,300	413,816
Marshall & Ilsley Corp	49,100	345,664
State Street Corp	63,412	2,388,096
The Goldman Sachs Group Inc	10,982	1,587,778
The Progressive Corp	71,188	1,485,694
Wells Fargo & Co	144,640	3,634,803

		22,285,425

Health Care — 12.1%

Abbott Laboratories	53,270	2,782,825
Celgene Corp *	34,032	1,960,584
Express Scripts Inc *	28,786	1,401,878
Human Genome Sciences Inc *	33,612	1,001,301
Medtronic Inc	43,030	1,444,947
Merck & Co Inc	86,360	3,178,912
Perrigo Co	6,226	399,834
Teva Pharmaceutical Industries Ltd ADR (Israel)	28,938	1,526,479
WellPoint Inc *	44,160	2,501,222

		16,197,982

Industrials — 10.9%

General Electric Co	84,090	1,366,462
KBR Inc	47,490	1,170,154
Precision Castparts Corp	17,044	2,170,553
Republic Services Inc	87,440	2,666,046
The Boeing Co	24,898	1,656,713
Tyco International Ltd (Switzerland)	85,905	3,155,291
United Parcel Service Inc ‘B’	26,916	1,795,028
Verisk Analytics Inc ‘A’ *	18,150	508,381

		14,488,628

Information Technology — 18.6%

Apple Inc *	23,352	6,626,130
Check Point Software Technologies Ltd (Israel) *	56,774	2,096,664
eBay Inc *	174,880	4,267,072
Google Inc ‘A’ *	6,296	3,310,374
Marvell Technology Group Ltd (Bermuda) *	53,520	937,135
Microsoft Corp	114,112	2,794,603
QUALCOMM Inc	89,342	4,031,111
Western Digital Corp *	24,530	696,407

		24,759,496

Materials — 1.6%

Praxair Inc	23,982	2,164,615

Telecommunication Services — 2.1%

America Movil SAB de CV ‘L’ ADR (Mexico)	51,290	2,735,296

Utilities — 3.0%

The AES Corp *	355,678	4,036,945

Total Common Stocks (Cost $112,973,232)		130,037,937

SHORT-TERM INVESTMENT — 2.0%

Money Market Fund — 2.0%

BlackRock Liquidity Funds Treasury Trust Fund Portfolio	2,632,535	2,632,535

Total Short-Term Investment (Cost $2,632,535)		2,632,535

TOTAL INVESTMENTS — 99.5% (Cost $115,605,767)		132,670,472

OTHER ASSETS & LIABILITIES, NET — 0.5%		642,942

NET ASSETS — 100.0%		$133,313,414

Notes to Schedule of Investments

(a)	As of September 30, 2010, the Fund was diversified as a percentage of net assets as follows:

Information Technology	18.6%
Financials	16.7%
Consumer Discretionary	12.8%
Health Care	12.1%
Industrials	10.9%
Energy	10.4%
Consumer Staples	9.3%
Utilities	3.0%
Telecommunication Services	2.1%
Short-Term Investment	2.0%
Materials	1.6%

99.5%
Other Assets & Liabilities, Net	0.5%

100.0%

See Notes to Financial Statements	A-34	See explanation of symbols and terms, if any, on page A-56

PACIFIC LIFE FUNDS
PL MAIN STREET CORE FUND
Schedule of Investments (Continued)
September 30, 2010 (Unaudited)

(b)	Fair Value Measurements

The following is a summary of the Fund’s holdings as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities (See Note 11 in Notes to Financial Statements) as of September 30, 2010:

				Level 2	Level 3
		Total Value at	Level 1	Significant	Significant
		September 30, 2010	Quoted Price	Observable Inputs	Unobservable Inputs

Assets	Common Stocks (1)	$130,037,937	$130,037,937	$—	$—
	Short-Term Investment	2,632,535	2,632,535	—	—

	Total	$132,670,472	$132,670,472	$—	$—

(1)	For equity securities categorized in a single level, refer to the schedule of investments for further industry breakout.

See Notes to Financial Statements	A-35	See explanation of symbols and terms, if any, on page A-56

PACIFIC LIFE FUNDS
PL MID-CAP EQUITY FUND
Schedule of Investments
September 30, 2010 (Unaudited)

	Shares	Value
CONVERTIBLE PREFERRED STOCKS — 0.5%

Industrials — 0.5%

Better Place LLC ‘B’ 8.000% * Δ +	191,233	$573,700

Total Convertible Preferred Stocks (Cost $573,700)		573,700

COMMON STOCKS — 95.5%

Consumer Discretionary — 14.2%

AutoZone Inc *	8,850	2,025,853
Big Lots Inc *	17,200	571,900
Cablevision Systems Corp ‘A’	50,700	1,327,833
Darden Restaurants Inc	31,600	1,351,848
J.Crew Group Inc *	37,900	1,274,198
Lear Corp *	10,400	820,872
Mattel Inc	136,900	3,211,674
Newell Rubbermaid Inc	180,800	3,220,048
Stanley Black & Decker Inc	25,000	1,532,000
The TJX Cos Inc	29,500	1,316,585

		16,652,811

Consumer Staples — 7.7%

Avon Products Inc	56,500	1,814,215
Campbell Soup Co	47,100	1,683,825
McCormick & Co Inc	25,000	1,051,000
Molson Coors Brewing Co ‘B’	49,300	2,327,946
Ralcorp Holdings Inc *	36,550	2,137,444

		9,014,430

Energy — 8.2%

Arch Coal Inc	45,900	1,225,989
Holly Corp	51,700	1,486,375
Massey Energy Co	14,630	453,823
Murphy Oil Corp	19,400	1,201,248
Noble Energy Inc	15,500	1,163,895
Rowan Cos Inc *	27,300	828,828
The Williams Cos Inc	89,770	1,715,505
Tidewater Inc	34,250	1,534,743

		9,610,406

Financials — 14.9%

Ameriprise Financial Inc	81,260	3,846,036
City National Corp	49,850	2,645,539
Digital Realty Trust Inc REIT	22,200	1,369,740
Fifth Third Bancorp	118,400	1,424,352
KeyCorp	155,900	1,240,964
NYSE Euronext	48,800	1,394,216
PartnerRe Ltd (Bermuda)	18,950	1,519,411
Public Storage REIT	10,050	975,252
The Macerich Co REIT	41,100	1,765,245
UDR Inc REIT	56,350	1,190,112

		17,370,867

Health Care — 7.7%

CareFusion Corp *	86,050	2,137,482
Hospira Inc *	33,300	1,898,433
Life Technologies Corp *	19,437	907,513
Teleflex Inc	22,600	1,283,228
Warner Chilcott PLC ‘A’ (Ireland)	47,500	1,065,900
Zimmer Holdings Inc *	33,300	1,742,589

		9,035,145

Industrials — 12.7%

Corrections Corp of America *	68,350	1,686,878
Dover Corp	75,290	3,930,891
Equifax Inc	53,000	1,653,600
Foster Wheeler AG (Switzerland) *	50,950	1,246,237
Joy Global Inc	14,300	1,005,576
Parker-Hannifin Corp	35,050	2,455,603
Rockwell Collins Inc	49,600	2,889,200

		14,867,985

Information Technology — 14.7%

Analog Devices Inc	77,250	2,424,105
BMC Software Inc *	55,200	2,234,496
Ingram Micro Inc ‘A’ *	128,740	2,170,556
Intuit Inc *	22,150	970,391
Lexmark International Inc ‘A’ *	18,000	803,160
NetApp Inc *	25,000	1,244,750
NeuStar Inc ‘A’ *	39,700	986,942
Seagate Technology PLC (Ireland) *	79,900	941,222
SMART Technologies Inc ‘A’ (Canada) *	27,976	379,075
Symantec Corp *	104,900	1,591,333
Tellabs Inc	116,400	867,180
Teradata Corp *	22,600	871,456
Xilinx Inc	65,500	1,742,955

		17,227,621

Materials — 9.7%

Air Products & Chemicals Inc	12,200	1,010,404
Ball Corp	71,010	4,178,938
Cliffs Natural Resources Inc	23,350	1,492,532
Compass Minerals International Inc	22,200	1,700,964
Eastman Chemical Co	25,600	1,894,400
Packaging Corp of America	48,250	1,117,953

		11,395,191

Utilities — 5.7%

Allegheny Energy Inc	52,850	1,295,882
American Electric Power Co Inc	74,800	2,710,004
Energen Corp	36,150	1,652,778
EQT Corp	26,400	951,984

		6,610,648

Total Common Stocks (Cost $95,519,053)		111,785,104

SHORT-TERM INVESTMENT — 3.2%

Money Market Fund — 3.2%

BlackRock Liquidity Funds Treasury Trust Fund Portfolio	3,767,213	3,767,213

Total Short-Term Investment (Cost $3,767,213)		3,767,213

TOTAL INVESTMENTS — 99.2% (Cost $99,859,966)		116,126,017

OTHER ASSETS & LIABILITIES, NET — 0.8%		891,371

NET ASSETS — 100.0%		$117,017,388

See Notes to Financial Statements	A-36	See explanation of symbols and terms, if any, on page A-56

PACIFIC LIFE FUNDS
PL MID-CAP EQUITY FUND
Schedule of Investments (Continued)
September 30, 2010 (Unaudited)
Notes to Schedule of Investments

(a)	As of September 30, 2010, the Fund was diversified as a percentage of net assets as follows:

Financials	14.9%
Information Technology	14.7%
Consumer Discretionary	14.2%
Industrials	13.2%
Materials	9.7%
Energy	8.2%
Health Care	7.7%
Consumer Staples	7.7%
Utilities	5.7%
Short-Term Investment	3.2%

99.2%
Other Assets & Liabilities, Net	0.8%

100.0%

(b)	As of September 30, 2010, 0.5% of the Fund’s net assets were reported illiquid by the portfolio manager under the Trust’s policy.

(c)	A security with a total aggregate value of $573,700 or 0.5% of the net assets was valued under the fair value procedures established by the Trust’s Board of Trustees.

(d)	Fair Value Measurements

The following is a summary of the Fund’s holdings as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities (See Note 11 in Notes to Financial Statements) as of September 30, 2010:

				Level 2	Level 3
		Total Value at	Level 1	Significant	Significant
		September 30, 2010	Quoted Price	Observable Inputs	Unobservable Inputs

Assets	Convertible Preferred Stocks (1)	$573,700	$—	$—	$573,700
	Common Stocks (1)	111,785,104	111,785,104	—	—
	Short-Term Investment	3,767,213	3,767,213	—	—

	Total	$116,126,017	$115,552,317	$—	$573,700

The following is a reconciliation of investments for significant unobservable inputs (level 3) used in valuing the Fund’s assets and liabilities (See Note 11 in Notes to Financial Statements) for the six-month period ended September 30, 2010:

Change in Net
Unrealized
Appreciation
				Total Change			(Depreciation)
				in Net	Transfers		on Level 3
	Value,	Net	Total Net	Unrealized	In and/		Holdings Held at
	Beginning	Purchases	Realized	Appreciation	or Out of	Value,	the End of Period,
	of Period	(Sales)	Gains (Losses)	(Depreciation)	Level 3	End of Period	if Applicable

Convertible Preferred Stocks (1)	$573,700	$—	$—	$—	$—	$573,700	$—

(1)	For equity securities categorized in a single level, refer to the schedule of investments for further industry breakout.

See Notes to Financial Statements	A-37	See explanation of symbols and terms, if any, on page A-56

PACIFIC LIFE FUNDS
PL MID-CAP GROWTH FUND
Schedule of Investments
September 30, 2010 (Unaudited)

	Shares	Value
CONVERTIBLE PREFERRED STOCKS — 0.6%

Industrials — 0.6%

Better Place LLC ‘B’ 8.000% * Δ +	98,662	$295,986

Total Convertible Preferred Stocks (Cost $295,986)		295,986

COMMON STOCKS — 97.2%

Consumer Discretionary — 28.1%

Chipotle Mexican Grill Inc *	1,419	244,068
Ctrip.com International Ltd ADR (Cayman) *	35,058	1,674,019
Discovery Communications Inc ‘C’ *	14,270	544,971
Dollar Tree Inc *	2,905	141,648
Gafisa SA ADR (Brazil)	31,505	488,012
Groupe Aeroplan Inc (Canada)	42,018	516,190
Las Vegas Sands Corp *	48,165	1,678,550
Li & Fung Ltd (Bermuda)	284,200	1,592,042
Morningstar Inc *	14,844	661,449
Naspers Ltd ‘N’ (South Africa)	16,758	817,753
Netflix Inc *	7,992	1,295,983
New Oriental Education & Technology Group ADR (Cayman) *	7,748	756,050
NVR Inc *	802	519,319
priceline.com Inc *	4,932	1,718,013
Sears Holdings Corp *	4,182	301,689
Strayer Education Inc	2,583	450,733
Wynn Resorts Ltd	16,350	1,418,689

		14,819,178

Consumer Staples — 3.4%

Coca-Cola Enterprises Inc	17,033	528,023
Mead Johnson Nutrition Co	21,977	1,250,711
Natura Cosmeticos SA (Brazil)	200	5,403

		1,784,137

Energy — 4.0%

Petrohawk Energy Corp *	11,168	180,252
Range Resources Corp	19,712	751,619
Ultra Petroleum Corp (Canada) *	28,674	1,203,735

		2,135,606

Financials — 9.1%

Calamos Asset Management Inc ‘A’	21,362	245,663
CIT Group Inc *	11,730	478,819
Greenhill & Co Inc	10,332	819,534
IntercontinentalExchange Inc *	5,440	569,677
Leucadia National Corp *	32,549	768,807
Moody’s Corp	8,833	220,648
MSCI Inc ‘A’ *	34,727	1,153,284
T. Rowe Price Group Inc	10,356	518,473

		4,774,905

Health Care — 8.4%

Gen-Probe Inc *	16,666	807,634
IDEXX Laboratories Inc *	10,950	675,834
Illumina Inc *	28,297	1,392,212
Intuitive Surgical Inc *	1,753	497,396
Ironwood Pharmaceuticals Inc ‘A’ *	33,504	341,071
Techne Corp	11,379	702,426

		4,416,573

Industrials — 18.5%

C.H. Robinson Worldwide Inc	11,325	791,844
Covanta Holding Corp	43,913	691,630
Edenred (France) *	63,655	1,260,882
Expeditors International of Washington Inc	23,494	1,086,128
Fastenal Co	13,696	728,490
IHS Inc ‘A’ *	9,532	648,176
Intertek Group PLC (United Kingdom)	41,309	1,189,880
Schindler Holding AG (Switzerland)	9,903	1,063,084
Stericycle Inc *	11,089	770,464
The Corporate Executive Board Co	12,106	382,065
Verisk Analytics Inc ‘A’ *	39,369	1,102,726

		9,715,369

Information Technology — 19.2%

Akamai Technologies Inc *	15,065	755,962
Alibaba.com Ltd (Cayman) *	303,100	629,419
ARM Holdings PLC ADR (United Kingdom)	26,919	505,000
Autodesk Inc *	19,520	624,054
Citrix Systems Inc *	5,097	347,819
FactSet Research Systems Inc	1,031	83,645
Gartner Inc *	24,761	728,964
Red Hat Inc *	22,726	931,766
Redecard SA (Brazil)	47,316	738,823
Rovi Corp *	10,652	536,967
salesforce.com inc *	14,939	1,670,180
Solera Holdings Inc	26,069	1,151,207
Teradata Corp *	37,124	1,431,501

		10,135,307

Materials — 5.6%

Intrepid Potash Inc *	18,880	492,202
Lynas Corp Ltd (Australia) *	215,955	285,960
Martin Marietta Materials Inc	8,552	658,247
Nalco Holding Co	27,809	701,065
Rockwood Holdings Inc *	19,800	623,106
Texas Industries Inc	5,353	168,727

		2,929,307

Telecommunication Services — 0.9%

Millicom International Cellular SA (Luxembourg)	4,889	469,100

Total Common Stocks (Cost $37,329,458)		51,179,482

SHORT-TERM INVESTMENT — 1.1%

Money Market Fund — 1.1%

BlackRock Liquidity Funds Treasury Trust Fund Portfolio	602,996	602,996

Total Short-Term Investment (Cost $602,996)		602,996

TOTAL INVESTMENTS — 98.9% (Cost $38,228,440)		52,078,464

OTHER ASSETS & LIABILITIES, NET — 1.1%		556,686

NET ASSETS — 100.0%		$52,635,150

See Notes to Financial Statements	A-38	See explanation of symbols and terms, if any, on page A-56

PACIFIC LIFE FUNDS
PL MID-CAP GROWTH FUND
Schedule of Investments (Continued)
September 30, 2010 (Unaudited)
Notes to Schedule of Investments

(a)	As of September 30, 2010, the Fund was diversified as a percentage of net assets as follows:

Consumer Discretionary	28.1%
Information Technology	19.2%
Industrials	19.1%
Financials	9.1%
Health Care	8.4%
Materials	5.6%
Energy	4.0%
Consumer Staples	3.4%
Short-Term Investment	1.1%
Telecommunication Services	0.9%

98.9%
Other Assets & Liabilities, Net	1.1%

100.0%

(b)	Securities with a total aggregate value of $295,986 or 0.6% of the net assets were valued under the fair value procedures established by the Trust’s Board of Trustees.

(c)	As of September 30, 2010, 0.6% of the Fund’s net assets were reported illiquid by the portfolio manager under the Trust’s policy.

(d)	Fair Value Measurements

The following is a summary of the Fund’s holdings as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities (See Note 11 in Notes to Financial Statements) as of September 30, 2010:

				Level 2	Level 3
		Total Value at	Level 1	Significant	Significant
		September 30, 2010	Quoted Price	Observable Inputs	Unobservable Inputs

Assets	Convertible Preferred Stocks (1)	$295,986	$—	$—	$295,986
	Common Stocks
	Consumer Discretionary	14,819,178	12,409,383	2,409,795	—
	Consumer Staples	1,784,137	1,784,137	—	—
	Energy	2,135,606	2,135,606	—	—
	Financials	4,774,905	4,774,905	—	—
	Health Care	4,416,573	4,416,573	—	—
	Industrials	9,715,369	7,462,405	2,252,964	—
	Information Technology	10,135,307	9,505,888	629,419	—
	Materials	2,929,307	2,643,347	285,960	—
	Telecommunication Services	469,100	469,100	—	—

		51,179,482	45,601,344	5,578,138	—
	Short-Term Investment	602,996	602,996	—	—

	Total	$52,078,464	$46,204,340	$5,578,138	$295,986

The following is a reconciliation of investments for significant unobservable inputs (level 3) used in valuing the Fund’s assets and liabilities (See Note 11 in Notes to Financial Statements) for the six-month period ended September 30, 2010:

Change in Net
Unrealized
Appreciation
(Depreciation)
				Total Change	Transfers		on Level 3
	Value,	Net	Total Net	in Net	In and/		Holdings Held at
	Beginning	Purchases	Realized	Unrealized	or Out of	Value,	the End of Period,
	of Period	(Sales)	Gains (Losses)	Depreciation	Level 3	End of Period	if Applicable

Convertible Preferred Stocks (1)	$816,515	$—	$—	$(179,458)	$(341,071)	$295,986	$—

(1)	For equity securities categorized in a single level, refer to the schedule of investments for further industry breakout.

See Notes to Financial Statements	A-39	See explanation of symbols and terms, if any, on page A-56

PACIFIC LIFE FUNDS
PL SMALL-CAP GROWTH FUND
Schedule of Investments
September 30, 2010 (Unaudited)

	Shares	Value
COMMON STOCKS — 95.5%

Consumer Discretionary — 18.2%

Aeropostale Inc *	5,380	$125,085
American Public Education Inc *	5,750	188,945
AnnTaylor Stores Corp *	17,350	351,164
Carter’s Inc *	7,700	202,741
Coldwater Creek Inc *	25,750	135,703
Dana Holding Corp *	23,200	285,824
Gaylord Entertainment Co *	8,950	272,975
Grand Canyon Education Inc *	8,700	190,791
Interval Leisure Group Inc *	17,165	231,213
Life Time Fitness Inc *	6,020	237,609
LKQ Corp *	14,600	303,680
McCormick & Schmick’s Seafood Restaurants Inc *	11,075	86,164
Phillips-Van Heusen Corp	2,450	147,392
Shutterfly Inc *	11,375	295,636
Sotheby’s	7,900	290,878
The Cheesecake Factory Inc *	8,800	232,936
The Children’s Place Retail Stores Inc *	5,730	279,452
Tupperware Brands Corp	6,575	300,872
Ulta Salon, Cosmetics & Fragrance Inc *	9,800	286,160
Valassis Communications Inc *	6,250	211,813
Williams-Sonoma Inc	9,200	291,640
WMS Industries Inc *	6,390	243,267

		5,191,940

Consumer Staples — 2.3%

Diamond Foods Inc	5,600	229,544
Flowers Foods Inc	7,205	178,972
The Hain Celestial Group Inc *	8,035	192,679
United Natural Foods Inc *	2,100	69,552

		670,747

Energy — 3.2%

Cal Dive International Inc *	18,950	103,657
Concho Resources Inc *	2,150	142,266
Dril-Quip Inc *	2,015	125,152
Mariner Energy Inc *	5,040	122,119
Patriot Coal Corp *	15,520	177,083
Quicksilver Resources Inc *	10,595	133,497
Rosetta Resources Inc *	5,300	124,497

		928,271

Financials — 3.7%

Greenhill & Co Inc	3,750	297,450
Investors Bancorp Inc *	14,550	172,272
Ocwen Financial Corp *	16,250	164,775
Platinum Underwriters Holdings Ltd (Bermuda)	4,760	207,155
Signature Bank *	5,300	205,852

		1,047,504

Health Care — 18.6%

Acorda Therapeutics Inc *	3,050	100,711
AGA Medical Holdings Inc *	8,350	116,566
Alexion Pharmaceuticals Inc *	3,950	254,222
AMERIGROUP Corp *	6,740	286,248
ArthroCare Corp *	4,700	127,746
Auxilium Pharmaceuticals Inc *	8,555	211,993
Bruker Corp *	20,440	286,773
Catalyst Health Solutions Inc *	7,700	271,117
Cubist Pharmaceuticals Inc *	4,750	111,103
Gentiva Health Services Inc *	8,980	196,213
Human Genome Sciences Inc *	5,548	165,275
Incyte Corp Ltd *	4,500	71,955
Insulet Corp *	16,120	227,937
LifePoint Hospitals Inc *	7,950	278,727
MedAssets Inc *	10,850	228,284
Medicis Pharmaceutical Corp ‘A’	7,780	230,677
Medidata Solutions Inc *	17,300	332,160
NuVasive Inc *	5,150	180,971
Optimer Pharmaceuticals Inc *	21,110	193,579
PAREXEL International Corp *	12,475	288,547
Savient Pharmaceuticals Inc *	11,845	270,895
Select Medical Holdings Corp *	21,350	164,395
Sirona Dental Systems Inc *	5,300	191,012
Thoratec Corp *	5,320	196,734
United Therapeutics Corp *	3,460	193,795
Wright Medical Group Inc *	10,460	150,729

		5,328,364

Industrials — 17.9%

Actuant Corp ‘A’	15,245	350,025
Aecom Technology Corp *	7,785	188,864
AirTran Holdings Inc *	35,130	258,206
BE Aerospace Inc *	8,395	254,452
CLARCOR Inc	6,590	254,572
Clean Harbors Inc *	3,550	240,513
Dollar Thrifty Automotive Group Inc *	5,900	295,826
Esterline Technologies Corp *	5,930	339,374
FTI Consulting Inc *	5,610	194,611
Genesee & Wyoming Inc ‘A’ *	7,120	308,937
GrafTech International Ltd *	17,150	268,055
ICF International Inc *	7,450	186,772
RBC Bearings Inc *	9,965	338,611
Resources Connection Inc	11,175	153,768
Tetra Tech Inc *	7,850	164,615
The Geo Group Inc *	13,830	322,931
Towers Watson & Co ‘A’	5,750	282,785
Waste Connections Inc *	8,440	334,730
Woodward Governor Co	11,530	373,803

		5,111,450

Information Technology — 24.8%

Acme Packet Inc *	2,900	110,026
ANSYS Inc *	3,170	133,933
Applied Micro Circuits Corp *	23,250	232,500
Aruba Networks Inc *	13,100	279,554
Atheros Communications Inc *	7,745	204,081
Cadence Design Systems Inc *	27,000	206,010
Concur Technologies Inc *	5,150	254,616
Finisar Corp *	18,400	345,736
GSI Commerce Inc *	11,340	280,098
Informatica Corp *	7,347	282,198
LogMeIn Inc *	7,615	273,988
Mellanox Technologies Ltd (Israel) *	8,990	176,564
Monolithic Power Systems Inc *	11,195	182,814
Netlogic Microsystems Inc *	7,130	196,645
NICE Systems Ltd ADR (Israel) *	10,145	317,437
Novellus Systems Inc *	12,300	326,934
OpenTable Inc *	5,390	366,951
Pegasystems Inc	7,830	243,122
QLIK Technologies Inc *	8,400	185,220
QLogic Corp *	14,750	260,190
Riverbed Technology Inc *	6,650	303,107
Skyworks Solutions Inc *	12,230	252,916
SMART Technologies Inc ‘A’ (Canada) *	6,500	88,075
Solera Holdings Inc	6,865	303,158
SRA International Inc ‘A’ *	5,150	101,558
Taleo Corp ‘A’ *	9,174	265,954
The Ultimate Software Group Inc *	6,000	231,840
VanceInfo Technologies Inc ADR (Cayman) *	7,681	248,404
VistaPrint NV (Netherlands) *	4,875	188,419
Wright Express Corp *	7,465	266,575

		7,108,623

See Notes to Financial Statements	A-40	See explanation of symbols and terms, if any, on page A-56

PACIFIC LIFE FUNDS
PL SMALL-CAP GROWTH FUND
Schedule of Investments (Continued)
September 30, 2010 (Unaudited)

	Shares	Value
Materials — 4.0%

Gammon Gold Inc (Canada) *	16,200	$113,562
Kraton Performance Polymers Inc *	5,400	146,609
Louisiana-Pacific Corp *	23,750	179,787
Rockwood Holdings Inc *	9,050	284,803
Silgan Holdings Inc	6,390	202,562
Solutia Inc *	5,350	85,706
STR Holdings Inc *	5,750	123,854

		1,136,883

Telecommunication Services — 1.6%

SBA Communications Corp ‘A’ *	4,150	167,244
Syniverse Holdings Inc *	13,085	296,636

		463,880

Utilities — 1.2%

ITC Holdings Corp	5,280	328,679

Total Common Stocks (Cost $21,063,688)		27,316,341

SHORT-TERM INVESTMENT — 5.1%

Money Market Fund — 5.1%

BlackRock Liquidity Funds Treasury Trust Fund Portfolio	1,462,084	1,462,084

Total Short-Term Investment (Cost $1,462,084)		1,462,084

TOTAL INVESTMENTS — 100.6% (Cost $22,525,772)		28,778,425

OTHER ASSETS & LIABILITIES, NET — (0.6%)		(169,511)

NET ASSETS — 100.0%		$28,608,914

Notes to Schedule of Investments

(a)	As of September 30, 2010, the Fund was diversified as a percentage of net assets as follows:

Information Technology	24.8%
Health Care	18.6%
Consumer Discretionary	18.2%
Industrials	17.9%
Short-Term Investment	5.1%
Materials	4.0%
Financials	3.7%
Energy	3.2%
Consumer Staples	2.3%
Telecommunication Services	1.6%
Utilities	1.2%

100.6%
Other Assets & Liabilities, Net	(0.6%)

100.0%

(b)	Fair Value Measurements

The following is a summary of the Fund’s holdings as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities (See Note 11 in Notes to Financial Statements) as of September 30, 2010:

				Level 2	Level 3
		Total Value at	Level 1	Significant	Significant
		September 30, 2010	Quoted Price	Observable Inputs	Unobservable Inputs

Assets	Common Stocks (1)	$27,316,341	$27,316,341	$—	$—
	Short-Term Investment	1,462,084	1,462,084	—	—

	Total	$28,778,425	$28,778,425	$—	$—

(1)	For equity securities categorized in a single level, refer to the schedule of investments for further industry breakout.

See Notes to Financial Statements	A-41	See explanation of symbols and terms, if any, on page A-56

PACIFIC LIFE FUNDS
PL SMALL-CAP VALUE FUND
Schedule of Investments
September 30, 2010 (Unaudited)

	Shares	Value
COMMON STOCKS — 93.3%

Consumer Discretionary — 9.0%

Aaron’s Inc	33,400	$616,230
Bob Evans Farms Inc	5,800	162,806
Brown Shoe Co Inc	4,461	51,168
Dover Downs Gaming & Entertainment Inc	3,800	12,920
Hillenbrand Inc	12,200	262,422
International Speedway Corp ‘A’	15,000	366,000
Jones Apparel Group Inc	24,600	483,144
PetMed Express Inc	11,900	208,250
Phillips-Van Heusen Corp	11,800	709,888
RadioShack Corp	29,700	633,501
Sturm Ruger & Co Inc	11,800	160,952
The Buckle Inc	23,500	623,690
The Pep Boys-Manny, Moe & Jack	6,600	69,828
Weight Watchers International Inc	20,100	626,919
Wolverine World Wide Inc	22,500	652,725

		5,640,443

Consumer Staples — 8.6%

Cal-Maine Foods Inc	11,000	318,780
Casey’s General Stores Inc	15,900	663,825
Cia Cervecerias Unidas SA ADR (Chile)	4,800	267,120
Corn Products International Inc	20,500	768,750
Del Monte Foods Co	54,100	709,251
Embotelladora Andina SA ‘B’ ADR (Chile)	8,400	240,660
Ruddick Corp	16,800	582,624
Sanderson Farms Inc	13,300	575,757
The Andersons Inc	6,609	250,481
Universal Corp	14,000	561,260
Vector Group Ltd	7,033	131,508
WD-40 Co	6,200	235,724
Weis Markets Inc	3,600	140,868

		5,446,608

Energy — 15.5%

Alliance Resource Partners LP	4,200	245,028
Berry Petroleum Co ‘A’	21,200	672,676
Buckeye Partners LP	9,500	603,250
Cimarex Energy Co	11,100	734,598
El Paso Pipeline Partners LP	11,000	352,770
EXCO Resources Inc	42,600	633,462
Frontline Ltd (Bermuda)	22,100	628,303
Holly Corp	25,400	730,250
Linn Energy LLC	26,200	837,352
Magellan Midstream Partners LP	13,700	704,865
NuStar Energy LP	9,000	555,570
Ship Finance International Ltd (Bermuda)	16,700	324,481
Southern Union Co	27,200	654,432
Sunoco Logistics Partners LP	4,200	330,330
TC Pipelines LP	3,600	167,580
Tidewater Inc	14,500	649,745
TransMontaigne Partners LP	4,200	144,228
Tsakos Energy Navigation Ltd (Bermuda)	11,000	146,520
World Fuel Services Corp	24,800	645,048

		9,760,488

Financials — 13.4%

Advance America Cash Advance Centers Inc	23,700	95,511
American Equity Investment Life Holding Co	15,800	161,792
American Financial Group Inc	23,300	712,514
American Physicians Capital Inc	3,300	136,818
Bank of Hawaii Corp	14,200	637,864
Cash America International Inc	16,300	570,500
Chimera Investment Corp REIT	148,500	586,575
CommonWealth REIT	11,350	290,560
CreXus Investment Corp REIT	8,000	96,240
Cullen/Frost Bankers Inc	11,400	614,118
Delphi Financial Group Inc ‘A’	22,500	562,275
Equity One Inc REIT	19,200	324,096
Federated Investors Inc ‘B’	26,300	598,588
Franklin Street Properties Corp REIT	30,200	375,084
Healthcare Realty Trust Inc REIT	23,500	549,665
Infinity Property & Casualty Corp	4,300	209,711
Montpelier Re Holdings Ltd (Bermuda)	4,000	69,280
Prosperity Bancshares Inc	6,400	207,808
PS Business Parks Inc REIT	7,100	401,647
Raymond James Financial Inc	20,800	526,864
RLI Corp	7,100	402,002
Sovran Self Storage Inc REIT	8,600	325,940

		8,455,452

Health Care — 6.8%

Invacare Corp	13,700	363,187
Owens & Minor Inc	22,600	643,196
PerkinElmer Inc	29,550	683,787
STERIS Corp	20,800	690,976
Teleflex Inc	11,700	664,326
The Cooper Cos Inc	16,900	781,118
West Pharmaceutical Services Inc	13,700	470,047

		4,296,637

Industrials — 11.1%

Baltic Trading Ltd	8,600	94,686
Barnes Group Inc	22,100	388,739
Belden Inc	18,400	485,392
Bucyrus International Inc	11,300	783,655
Crane Co	18,900	717,066
Cubic Corp	5,300	216,240
Curtiss-Wright Corp	17,000	515,100
Elbit Systems Ltd (Israel)	1,700	90,151
Ennis Inc	14,300	255,827
Great Lakes Dredge & Dock Co	4,900	28,469
Harsco Corp	20,000	491,600
KBR Inc	27,800	684,992
SkyWest Inc	21,000	293,160
The Brink’s Co	22,200	510,600
Triumph Group Inc	8,600	641,474
UniFirst Corp	3,900	172,185
Valmont Industries Inc	8,900	644,360

		7,013,696

Information Technology — 2.3%

AVX Corp	2,700	37,314
Diebold Inc	21,200	659,108
Himax Technologies Inc ADR (Cayman)	20,500	50,840
Jabil Circuit Inc	45,600	657,096
Micrel Inc	1,600	15,776

		1,420,134

Materials — 13.5%

AMCOL International Corp	7,800	204,282
Bemis Co Inc	22,300	708,025
CF Industries Holdings Inc	1,038	99,129
Compass Minerals International Inc	9,500	727,890
HudBay Minerals Inc (Canada)	47,200	672,057
IAMGOLD Corp (Canada)	43,500	770,385
Innophos Holdings Inc	9,400	311,140
International Flavors & Fragrances Inc	15,900	771,468
Methanex Corp (Canada)	18,500	453,065
Royal Gold Inc	17,100	852,264
RPM International Inc	34,500	687,240
Sensient Technologies Corp	20,600	628,094

See Notes to Financial Statements	A-42	See explanation of symbols and terms, if any, on page A-56

PACIFIC LIFE FUNDS
PL SMALL-CAP VALUE FUND
Schedule of Investments (Continued)
September 30, 2010 (Unaudited)

	Shares	Value
Sonoco Products Co	21,700	$725,648
The Lubrizol Corp	8,500	900,745

		8,511,432

Telecommunication Services — 0.2%

Partner Communications Co Ltd ADR (Israel)	6,300	115,038

Utilities — 12.9%

AGL Resources Inc	15,800	606,088
American Water Works Co Inc	25,300	588,731
AmeriGas Partners LP	3,400	152,354
Atmos Energy Corp	21,100	617,175
Avista Corp	15,900	331,992
Cleco Corp	21,000	622,020
Energen Corp	13,600	621,792
National Fuel Gas Co	14,500	751,245
OGE Energy Corp	15,800	629,946
Southwest Gas Corp	13,000	436,670
Suburban Propane Partners LP	7,000	381,010
UGI Corp	21,100	603,671
Vectren Corp	21,400	553,618
Westar Energy Inc	24,300	588,789
WGL Holdings Inc	16,400	619,592

		8,104,693

Total Common Stocks (Cost $51,570,043)		58,764,621

SHORT-TERM INVESTMENT — 7.0%

Money Market Fund — 7.0%

BlackRock Liquidity Funds Treasury Trust Fund Portfolio	4,379,551	4,379,551

Total Short-Term Investment (Cost $4,379,551)		4,379,551

TOTAL INVESTMENTS — 100.3% (Cost $55,949,594)		63,144,172

OTHER ASSETS & LIABILITIES, NET — (0.3%)		(161,361)

NET ASSETS — 100.0%		$62,982,811

Notes to Schedule of Investments
(a)	As of September 30, 2010, the Fund was diversified as a percentage of net assets as follows:

Energy	15.5%
Materials	13.5%
Financials	13.4%
Utilities	12.9%
Industrials	11.1%
Consumer Discretionary	9.0%
Consumer Staples	8.6%
Short-Term Investment	7.0%
Health Care	6.8%
Information Technology	2.3%
Telecommunication Services	0.2%

100.3%
Other Assets & Liabilities, Net	(0.3%)

100.0%

(b)	Fair Value Measurements

The following is a summary of the Fund’s holdings as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities (See Note 11 in Notes to Financial Statements) as of September 30, 2010:

				Level 2	Level 3
		Total Value at	Level 1	Significant	Significant
		September 30, 2010	Quoted Price	Observable Inputs	Unobservable Inputs

Assets	Common Stocks (1)	$58,764,621	$58,764,621	$—	$—
	Short-Term Investment	4,379,551	4,379,551	—	—

	Total	$63,144,172	$63,144,172	$—	$—

(1)	For equity securities categorized in a single level, refer to the schedule of investments for further industry breakout.

See Notes to Financial Statements	A-43	See explanation of symbols and terms, if any, on page A-56

PACIFIC LIFE FUNDS
PL REAL ESTATE FUND
Schedule of Investments
September 30, 2010 (Unaudited)

	Shares	Value
COMMON STOCKS — 95.0%

Consumer Discretionary — 4.2%

Starwood Hotels & Resorts Worldwide Inc	28,447	$1,494,890

Financials — 89.6%

Acadia Realty Trust REIT	21,533	409,127
AMB Property Corp REIT	31,426	831,846
American Campus Communities Inc REIT	2,310	70,316
Apartment Investment & Management Co ‘A’ REIT	9,210	196,910
AvalonBay Communities Inc REIT	12,979	1,348,907
BioMed Realty Trust Inc REIT	4,425	79,296
Boston Properties Inc REIT	21,479	1,785,334
Brookfield Properties Corp (Canada)	67,159	1,042,308
Camden Property Trust REIT	18,126	869,504
Colony Financial Inc REIT	4,930	91,106
CommonWealth REIT	2,497	63,923
Coresite Realty Corp REIT *	4,080	66,871
Cousins Properties Inc REIT	65,746	469,426
CreXus Investment Corp REIT	6,780	81,563
DCT Industrial Trust Inc REIT	46,000	220,340
Digital Realty Trust Inc REIT	2,840	175,228
Douglas Emmett Inc REIT	5,150	90,177
Duke Realty Corp REIT	15,250	176,748
Equity Lifestyle Properties Inc REIT	11,934	650,164
Equity One Inc REIT	281	4,743
Equity Residential REIT	64,945	3,089,434
Federal Realty Investment Trust REIT	5,928	484,080
Forest City Enterprises Inc ‘A’ *	64,093	822,313
HCP Inc REIT	30,800	1,108,184
Healthcare Realty Trust Inc REIT	31,699	741,440
Host Hotels & Resorts Inc REIT	148,002	2,143,069
Hudson Pacific Properties Inc REIT	9,670	158,298
Kilroy Realty Corp REIT	3,654	121,094
Kite Realty Group Trust REIT	10,500	46,620
Lexington Realty Trust REIT	2,670	19,117
Liberty Property Trust REIT	8,604	274,468
LTC Properties Inc REIT	2,480	63,290
Mack-Cali Realty Corp REIT	26,119	854,352
Nationwide Health Properties Inc REIT	4,510	174,402
Parkway Properties Inc REIT	1,280	18,944
Plum Creek Timber Co Inc REIT	32,179	1,135,919
Post Properties Inc REIT	8,160	227,827
PS Business Parks Inc REIT	3,671	207,668
Public Storage REIT	17,397	1,688,205
Rayonier Inc REIT	3,920	196,470
Regency Centers Corp REIT	43,761	1,727,247
Retail Opportunity Investments Corp	29,913	286,267
Senior Housing Properties Trust REIT	25,763	605,431
Simon Property Group Inc REIT	43,937	4,074,717
Sovran Self Storage Inc REIT	2,912	110,365
Starwood Property Trust Inc REIT	14,290	283,942
Taubman Centers Inc REIT	2,423	108,090
The Macerich Co REIT	3,812	163,725
Ventas Inc REIT	7,830	403,793
Vornado Realty Trust REIT	24,401	2,087,018
Winthrop Realty Trust REIT	8,790	108,645

		32,258,271

Health Care — 1.2%

Assisted Living Concepts Inc ‘A’ *	12,210	371,673
Capital Senior Living Corp *	12,030	64,121

		435,794

Total Common Stocks (Cost $22,586,163)		34,188,955

SHORT-TERM INVESTMENT — 5.6%

Money Market Fund — 5.6%

BlackRock Liquidity Funds Treasury Trust Fund Portfolio	2,011,284	2,011,284

Total Short-Term Investment (Cost $2,011,284)		2,011,284

TOTAL INVESTMENTS — 100.6% (Cost $24,597,447)		36,200,239

OTHER ASSETS & LIABILITIES, NET — (0.6%)		(211,573)

NET ASSETS — 100.0%		$35,988,666

Notes to Schedule of Investments
(a)	As of September 30, 2010, the Fund was diversified by property sector as a percentage of net assets as follows:

Specialized	23.4%
Retail	19.4%
Residential	17.8%
Diversified	9.8%
Office	9.5%
Real Estate Operating Companies	5.6%
Hotels, Resort & Cruise Lines	4.2%
Industrial	2.9%
Mortgage	1.2%
Health Care Facilities	1.2%

95.0%
Short-Term Investment	5.6%
Other Assets & Liabilities, Net	(0.6%)

100.0%

See Notes to Financial Statements	A-44	See explanation of symbols and terms, if any, on page A-56

PACIFIC LIFE FUNDS
PL REAL ESTATE FUND
Schedule of Investments (Continued)
September 30, 2010 (Unaudited)
(b)	Fair Value Measurements

The following is a summary of the Fund’s holdings as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities (See Note 11 in Notes to Financial Statements) as of September 30, 2010:

				Level 2	Level 3
		Total Value at	Level 1	Significant	Significant
		September 30, 2010	Quoted Price	Observable Inputs	Unobservable Inputs

Assets	Common Stocks (1)	$34,188,955	$34,188,955	$—	$—
	Short-Term Investment	2,011,284	2,011,284	—	—

	Total	$36,200,239	$36,200,239	$—	$—

(1)	For equity securities categorized in a single level, refer to the schedule of investments for further industry breakout.

See Notes to Financial Statements	A-45	See explanation of symbols and terms, if any, on page A-56

PACIFIC LIFE FUNDS
PL EMERGING MARKETS FUND
Schedule of Investments
September 30, 2010 (Unaudited)

	Shares	Value
PREFERRED STOCKS — 7.8%

Brazil — 7.8%

Anhanguera Educacional Participacoes SA	11,500	$203,901
Cia de Bebidas das Americas ADR	4,000	495,120
Lojas Americanas SA	74,840	676,745
Petroleo Brasileiro SA ADR	51,400	1,686,948
Vale SA ADR	36,040	1,000,110

		4,062,824

Total Preferred Stocks (Cost $2,870,409)		4,062,824

COMMON STOCKS — 87.5%

Bermuda — 0.7%

Credicorp Ltd	2,430	276,777
Dairy Farm International Holdings Ltd	15,400	117,040

		393,817

Brazil — 6.7%

B2W Cia Global do Varejo	21,200	389,794
BM&F BOVESPA SA	61,816	517,325
Cyrela Brazil Realty SA Empreendimentos e Participacoes	22,800	321,652
Diagnosticos da America SA	25,900	307,218
Embraer-Empresa Brasileira de Aeronautica SA ADR	19,570	555,592
Estacio Participacoes SA	6,500	74,527
Fleury SA	1,000	12,405
MRV Engenharia e Participacoes SA	28,300	271,794
Multiplan Empreendimentos Imobiliarios SA	9,400	199,833
Natura Cosmeticos SA	33,300	899,612

		3,549,752

Canada — 1.0%

Niko Resources Ltd	2,448	240,922
Pacific Rubiales Energy Corp *	10,018	281,680

		522,602

Cayman -2.1%

Ambow Education Holding Ltd ADR *	7,440	74,102
Baidu Inc ADR *	2,530	259,629
Ctrip.com International Ltd ADR *	5,730	273,608
Mindray Medical International Ltd ADR	1,620	47,903
Tencent Holdings Ltd	15,000	326,711
Tingyi Holding Corp	44,000	120,902

		1,102,855

Chile — 1.0%

Banco Santander Chile SA	1,931,299	179,693
Cencosud SA	50,297	340,582

		520,275

China -1.6%

China Shenhua Energy Co Ltd ‘H’	66,000	271,801
PetroChina Co Ltd ‘H’	422,000	490,655
Shanghai Zhenhua Heavy Industry Co Ltd ‘B’ *	130,090	71,329

		833,785

Colombia — 1.0%

Almacenes Exito SA	3,698	45,939
Almacenes Exito SA GDR ~	9,500	118,127
BanColombia SA ADR	5,360	351,777

		515,843

Denmark — 1.0%

Carlsberg AS ‘B’	5,079	528,456

Egypt — 1.7%

Commercial International Bank SAE	65,456	492,557
Eastern Co SAE	3,596	80,003
Egyptian Financial Group-Hermes Holding	62,591	319,735

		892,295

France — 0.6%

CFAO SA	8,580	342,658

Hong Kong — 8.8%

China Mobile Ltd	60,500	618,910
China Resources Enterprise Ltd	151,000	682,305
CNOOC Ltd	639,000	1,240,271
Hang Lung Group Ltd	35,000	228,218
Hang Lung Properties Ltd	157,000	764,566
Hong Kong Exchanges & Clearing Ltd	55,600	1,093,084

		4,627,354

India — 12.8%

Asian Paints Ltd	1,200	71,230
Colgate Palmolive India Ltd	6,900	133,961
Divi’s Laboratories Ltd	15,744	241,842
HDFC Bank Ltd ADR	4,060	748,542
Hindustan Unilever Ltd	108,660	745,871
Housing Development Finance Corp	55,692	907,519
ICICI Bank Ltd ADR	11,090	552,837
Infosys Technologies Ltd	31,152	2,109,835
Sun Pharmaceutical Industries Ltd *	4,848	217,949
Tata Consultancy Services Ltd	28,446	585,650
Zee Entertainment Enterprises Ltd	60,893	406,566

		6,721,802

Indonesia — 2.6%

P.T. Astra International Tbk	62,400	395,989
P.T. Bank Central Asia Tbk	294,000	220,543
P.T. Telekomunikasi Indonesia Tbk	470,900	485,730
P.T. Unilever Indonesia Tbk	134,500	253,878

		1,356,140

Kenya — 0.1%

East African Breweries Ltd	15,205	35,400

Luxembourg — 1.2%

Tenaris SA ADR	15,780	606,268

Mexico — 9.3%

America Movil SAB de CV ‘L’ ADR	36,030	1,921,480
Corporacion GEO SAB de CV ‘B’ *	38,715	110,846
Fomento Economico Mexicano SAB de CV	118,431	602,321
Fomento Economico Mexicano SAB de CV ADR	11,950	606,224
Grupo Financiero Inbursa SAB de CV ‘O’	29,948	118,113
Grupo Modelo SAB de CV ‘C’	97,681	540,276
Grupo Televisa SA ADR	15,620	295,530
Impulsora del Desarrollo y el Empleo en America Latina SAB de CV *	86,000	104,415
SARE Holding SAB de CV ‘B’ *	155,018	34,075
Wal-Mart de Mexico SAB de CV ‘V’	232,476	584,804

		4,918,084

See Notes to Financial Statements	A-46	See explanation of symbols and terms, if any, on page A-56

PACIFIC LIFE FUNDS
PL EMERGING MARKETS FUND
Schedule of Investments (Continued)
September 30, 2010 (Unaudited)

	Shares	Value
Nigeria — 0.3%

Nigerian Breweries PLC	340,600	$164,371

Norway — 0.4%

DNO International ASA *	131,068	202,230

Philippines — 3.2%

Jollibee Foods Corp	111,800	234,209
Philippine Long Distance Telephone Co	4,100	244,218
SM Investments Corp	23,070	299,122
SM Prime Holdings Inc	3,112,460	893,012

		1,670,561

Russia — 4.1%

Magnit OJSC	11,420	1,333,372
NovaTek OAO GDR (LI)	5,500	473,662
NovaTek OAO GDR (OTC)~ ∆	4,000	344,482

		2,151,516

South Africa — 5.6%

Anglo Platinum Ltd *	6,126	579,525
Impala Platinum Holdings Ltd	37,319	961,275
JSE Ltd	2,751	29,029
MTN Group Ltd	34,315	619,742
Standard Bank Group Ltd	46,178	732,993

		2,922,564

South Korea — 4.4%

MegaStudy Co Ltd	1,725	255,574
NHN Corp *	8,100	1,392,227
Shinsegae Co Ltd	1,314	693,606

		2,341,407

Taiwan — 6.0%

Epistar Corp	212,000	669,950
HTC Corp	32,772	744,367
MediaTek Inc	49,684	697,175
Synnex Technology International Corp	84,118	195,198
Taiwan Semiconductor Manufacturing Co Ltd	420,993	833,145

		3,139,835

Thailand — 0.2%

Siam Commercial Bank PCL	36,000	122,768

Turkey — 3.0%

Anadolu Efes Biracilik Ve Malt Sanayii AS	9,738	152,075
BIM Birlesik Magazalar AS	11,101	320,389
Enka Insaat ve Sanayi AS	133,850	582,857
Haci Omer Sabanci Holding AS	96,005	496,215
Turkiye Garanti Bankasi AS	959	5,557

		1,557,093

United Arab Emirates — 0.7%

DP World Ltd	701,950	365,206

United Kingdom — 6.6%

Anglo American PLC	26,807	1,064,091
Antofagasta PLC	5,060	98,364
Cairn Energy PLC *	66,200	472,429
SABMiller PLC	39,900	1,277,340
Tullow Oil PLC	28,530	571,114

		3,483,338

United States — 0.8%

Sohu.com Inc *	7,710	444,250

Total Common Stocks (Cost $27,600,534)		46,032,525

EQUITY-LINKED STRUCTURED SECURITIES — 0.1%

Vietnam — 0.1%

UBS AG (for Vietnam Dairy Products) Exp 02/12/12 * Δ	11,700	53,126

Total Equity-Linked Structured Securities (Cost $54,617)		53,126

SHORT-TERM INVESTMENT — 3.7%

Money Market Fund — 3.7%

BlackRock Liquidity Funds Treasury Trust Fund Portfolio	1,958,333	1,958,333

Total Short-Term Investment (Cost $1,958,333)		1,958,333

TOTAL INVESTMENTS — 99.1% (Cost $32,483,893)		52,106,808

OTHER ASSETS & LIABILITIES, NET — 0.9%		493,481

NET ASSETS — 100.0%		$52,600,289

Notes to Schedule of Investments
(a)	As of September 30, 2010, the Fund was diversified as a percentage of net assets as follows:

Consumer Staples	20.7%
Financials	17.7%
Information Technology	15.7%
Energy	13.1%
Consumer Discretionary	8.3%
Telecommunication Services	7.4%
Materials	7.2%
Industrials	3.7%
Short-Term Investment	3.7%
Health Care	1.6%

99.1%
Other Assets & Liabilities, Net	0.9%

100.0%

See Notes to Financial Statements	A-47	See explanation of symbols and terms, if any, on page A-56

PACIFIC LIFE FUNDS
PL EMERGING MARKETS FUND
Schedule of Investments (Continued)
September 30, 2010 (Unaudited)
(b)	As of September 30, 2010, the Fund was diversified by geographical region as a percentage of net assets as follows:

Brazil	14.5%
India	12.8%
Mexico	9.3%
Hong Kong	8.8%
United Kingdom	6.6%
Taiwan	6.0%
South Africa	5.6%
United States	4.5%
South Korea	4.4%
Russia	4.1%
Philippines	3.2%
Turkey	3.0%
Indonesia	2.6%
Cayman	2.1%
Egypt	1.7%
China	1.6%
Luxembourg	1.2%
Denmark	1.0%
Canada	1.0%
Chile	1.0%
Colombia	1.0%
Others (each less than 1.0%)	3.1%

99.1%
Other Assets & Liabilities, Net	0.9%

100.0%

(c)	As of September 30, 2010, 0.8% of the Fund’s net assets were reported illiquid by the portfolio manager under the Trust’s policy.

(d)	Fair Value Measurements

The following is a summary of the Fund’s holdings as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities (See Note 11 in Notes to Financial Statements) as of September 30, 2010:

				Level 2	Level 3
		Total Value at	Level 1	Significant	Significant
		September 30, 2010	Quoted Price	Observable Inputs	Unobservable Inputs

Assets	Preferred Stocks (1)	$4,062,824	$4,062,824	$—	$—
	Common Stocks
	Bermuda	393,817	393,817	—	—
	Brazil	3,549,752	3,549,752	—	—
	Canada	522,602	522,602	—	—
	Cayman	1,102,855	655,242	447,613	—
	Chile	520,275	520,275	—	—
	China	833,785	—	833,785	—
	Colombia	515,843	515,843	—	—
	Denmark	528,456	—	528,456	—
	Egypt	892,295	—	892,295	—
	France	342,658	—	342,658	—
	Hong Kong	4,627,354	—	4,627,354	—
	India	6,721,802	1,301,379	5,420,423	—
	Indonesia	1,356,140	—	1,356,140	—
	Kenya	35,400	35,400	—	—
	Luxembourg	606,268	606,268	—	—
	Mexico	4,918,084	4,918,084	—	—
	Nigeria	164,371	164,371	—	—
	Norway	202,230	—	202,230	—
	Philippines	1,670,561	—	1,670,561	—
	Russia	2,151,516	—	2,151,516	—
	South Africa	2,922,564	29,029	2,893,535	—
	South Korea	2,341,407	—	2,341,407	—
	Taiwan	3,139,835	—	3,139,835	—
	Thailand	122,768	—	122,768	—
	Turkey	1,557,093	—	1,557,093	—
	United Arab Emirates	365,206	—	365,206	—
	United Kingdom	3,483,338	—	3,483,338	—
	United States	444,250	444,250	—	—

		46,032,525	13,656,312	32,376,213	—
	Equity-Linked Structured Securities	53,126	—	53,126	—
	Short-Term Investment	1,958,333	1,958,333	—	—

	Total	$52,106,808	$19,677,469	$32,429,339	$—

(1)	For equity securities categorized in a single level, refer to the schedule of investments for further geographical region breakout.

See Notes to Financial Statements	A-48	See explanation of symbols and terms, if any, on page A-56

PACIFIC LIFE FUNDS
PL INTERNATIONAL LARGE-CAP FUND
Schedule of Investments
September 30, 2010 (Unaudited)

	Shares	Value
COMMON STOCKS — 98.6%

Austria — 0.4%

Erste Group Bank AG	11,383	$457,402

Bermuda — 2.0%

Esprit Holdings Ltd	227,300	1,231,115
Li & Fung Ltd	217,200	1,216,719

		2,447,834

Brazil — 0.7%

Banco Santander Brasil SA ADR	57,090	786,129

Canada — 2.9%

Canadian National Railway Co	55,140	3,530,063

Czech Republic — 0.7%

Komercni Banka AS	3,738	810,717

France — 14.5%

Air Liquide SA	20,412	2,496,506
AXA SA	61,440	1,077,130
Danone SA	29,725	1,781,506
Legrand SA	23,430	792,794
LVMH Moet Hennessy Louis Vuitton SA	30,880	4,535,614
Pernod-Ricard SA	21,068	1,762,424
Schneider Electric SA	30,443	3,867,547
Total SA	20,000	1,033,419

		17,346,940

Germany — 11.2%

Bayer AG	23,329	1,626,036
Beiersdorf AG	32,780	2,006,465
Deutsche Boerse AG	23,500	1,568,122
E.ON AG	15,394	453,992
Linde AG	36,200	4,708,641
MAN SE	10,188	1,109,117
Merck KGaA	11,730	985,006
SAP AG	20,340	1,005,991

		13,463,370

Hong Kong — 1.2%

China Unicom Ltd	376,000	549,844
CNOOC Ltd	486,000	943,304

		1,493,148

India — 3.1%

ICICI Bank Ltd ADR	33,190	1,654,522
Infosys Technologies Ltd ADR	31,070	2,091,322

		3,745,844

Japan — 10.9%

Aeon Credit Service Co Ltd	30,900	333,528
Canon Inc	34,350	1,604,353
Denso Corp	27,300	811,025
FANUC Ltd	11,400	1,455,101
Hirose Electric Co Ltd	2,700	272,622
HOYA Corp	90,900	2,219,906
INPEX Corp	347	1,632,322
Konica Minolta Holdings Inc	63,000	617,499
Lawson Inc	32,900	1,505,362
Nomura Holdings Inc	129,900	624,945
Shin-Etsu Chemical Co Ltd	40,000	1,951,887

		13,028,550

Mexico — 0.3%

America Movil SAB de CV ‘L’ ADR	6,630	353,578

Netherlands — 10.5%

Akzo Nobel NV	33,840	2,086,670
Heineken NV	72,380	3,754,529
ING Groep NV CVA *	202,590	2,100,989
Randstad Holding NV *	31,180	1,416,658
TNT NV	48,683	1,310,163
Wolters Kluwer NV	90,190	1,895,386

		12,564,395

Singapore — 1.2%

Keppel Corp Ltd	45,000	307,204
Singapore Telecommunications Ltd	486,380	1,160,787

		1,467,991

South Africa — 0.9%

MTN Group Ltd	59,170	1,068,633

South Korea — 1.4%

Samsung Electronics Co Ltd	2,430	1,654,853

Spain — 0.9%

Banco Santander SA	42,746	542,544
Red Electrica Corp SA	10,145	477,775

		1,020,319

Sweden — 0.9%

Svenska Cellulosa AB ‘B’	66,800	1,018,068

Switzerland — 13.1%

Actelion Ltd *	10,201	408,627
Cie Financiere Richemont SA ‘A’	44,634	2,153,540
Givaudan SA	1,170	1,197,333
Julius Baer Group Ltd	61,093	2,225,482
Nestle SA	81,154	4,326,112
Roche Holding AG	22,440	3,066,023
Sonova Holding AG	4,898	598,764
Swiss Reinsurance Co Ltd	17,105	750,325
UBS AG (XVTX) *	58,869	1,002,288

		15,728,494

Taiwan — 1.2%

Taiwan Semiconductor Manufacturing Co Ltd ADR	146,400	1,484,496

United Kingdom — 18.7%

BG Group PLC	33,550	590,718
Burberry Group PLC	61,930	1,013,620
Diageo PLC	160,190	2,756,947
Hays PLC	354,190	629,431
HSBC Holdings PLC (LI)	354,889	3,590,031
Ladbrokes PLC	112,787	237,766
Reckitt Benckiser Group PLC	73,424	4,043,992
Royal Dutch Shell PLC ‘A’ (LI)	60,340	1,818,327
Smiths Group PLC	76,880	1,474,596
Standard Chartered PLC	80,817	2,320,612

See Notes to Financial Statements	A-49	See explanation of symbols and terms, if any, on page A-56

PACIFIC LIFE FUNDS
PL INTERNATIONAL LARGE-CAP FUND
Schedule of Investments (Continued)
September 30, 2010 (Unaudited)

	Shares	Value
Tesco PLC	265,717	$1,772,486
William Hill PLC	110,910	289,668
WPP PLC	167,850	1,861,034

		22,399,228

United States — 1.9%

Synthes Inc	20,000	2,314,894

Total Common Stocks (Cost $100,354,865)		118,184,946

	Principal
	Amount
SHORT-TERM INVESTMENTS — 4.6%

Commercial Paper — 4.6%

General Electric Co 0.120% due 10/01/10	$2,404,000	2,404,000
JPMorgan Chase & Co 0.010% due 10/01/10	3,133,000	3,133,000

		5,537,000

	Shares
Money Market Fund — 0.0%

BlackRock Liquidity Funds Treasury Trust Fund Portfolio	14,760	14,760

Total Short-Term Investments (Cost $5,551,760)		5,551,760

TOTAL INVESTMENTS — 103.2% (Cost $105,906,625)		123,736,706

OTHER ASSETS & LIABILITIES, NET — (3.2%)		(3,801,051)

NET ASSETS — 100.0%		$119,935,655

Notes to Schedule of Investments
(a)	As of September 30, 2010, the Fund was diversified as a percentage of net assets as follows:

Consumer Staples	19.8%
Financials	16.6%
Industrials	13.3%
Consumer Discretionary	12.7%
Materials	11.2%
Information Technology	9.1%
Health Care	7.5%
Energy	5.0%
Short-Term Investments	4.6%
Telecommunication Services	2.6%
Utilities	0.8%

103.2%
Other Assets & Liabilities, Net	(3.2%)

100.0%

(b)	As of September 30, 2010, the Fund was diversified by geographical region as a percentage of net assets as follows:

United Kingdom	18.7%
France	14.5%
Switzerland	13.1%
Germany	11.2%
Japan	10.9%
Netherlands	10.5%
United States	6.5%
India	3.1%
Canada	2.9%
Bermuda	2.0%
South Korea	1.4%
Hong Kong	1.2%
Taiwan	1.2%
Singapore	1.2%
Others (each less than 1.0%)	4.8%

103.2%
Other Assets & Liabilities, Net	(3.2%)

100.0%

(c)	Short-Term securities reflect either the stated coupon rate or the annualized effective yield on the date of purchase for discounted securities.

See Notes to Financial Statements	A-50	See explanation of symbols and terms, if any, on page A-56

PACIFIC LIFE FUNDS
PL INTERNATIONAL LARGE-CAP FUND
Schedule of Investments (Continued)
September 30, 2010 (Unaudited)
(d)	Fair Value Measurements

The following is a summary of the Fund’s holdings as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities (See Note 11 in Notes to Financial Statements) as of September 30, 2010:

				Level 2	Level 3
		Total Value at	Level 1	Significant	Significant
		September 30, 2010	Quoted Price	Observable Inputs	Unobservable Inputs

Assets	Common Stocks
	Austria	$457,402	$—	$457,402	$—
	Bermuda	2,447,834	—	2,447,834	—
	Brazil	786,129	786,129	—	—
	Canada	3,530,063	3,530,063	—	—
	Czech Republic	810,717	—	810,717	—
	France	17,346,940	—	17,346,940	—
	Germany	13,463,370	2,006,465	11,456,905	—
	Hong Kong	1,493,148	—	1,493,148	—
	India	3,745,844	3,745,844	—	—
	Japan	13,028,550	—	13,028,550	—
	Mexico	353,578	353,578	—	—
	Netherlands	12,564,395	—	12,564,395	—
	Singapore	1,467,991	—	1,467,991	—
	South Africa	1,068,633	—	1,068,633	—
	South Korea	1,654,853	—	1,654,853	—
	Spain	1,020,319	—	1,020,319	—
	Sweden	1,018,068	—	1,018,068
	Switzerland	15,728,494	—	15,728,494	—
	Taiwan	1,484,496	1,484,496	—	—
	United Kingdom	22,399,228	—	22,399,228	—
	United States	2,314,894	—	2,314,894	—

		118,184,946	11,906,575	106,278,371	—
	Short-Term Investments	5,551,760	14,760	5,537,000	—

	Total	$123,736,706	$11,921,335	$111,815,371	$—

See Notes to Financial Statements	A-51	See explanation of symbols and terms, if any, on page A-56

PACIFIC LIFE FUNDS
PL INTERNATIONAL VALUE FUND
Schedule of Investments
September 30, 2010 (Unaudited)

	Shares	Value
PREFERRED STOCKS — 0.7%

Brazil — 0.7%

Vale SA ADR	21,000	$582,750

Total Preferred Stocks (Cost $471,907)		582,750

COMMON STOCKS — 96.0%

Australia — 4.2%

Australia & New Zealand Banking Group Ltd	17,700	405,355
BHP Billiton Ltd	11,800	449,785
Boral Ltd	84,900	378,844
Challenger Financial Services Group Ltd	55,600	227,882
Incitec Pivot Ltd	145,742	507,327
National Australia Bank Ltd	60,822	1,490,328

		3,459,521

Austria — 0.6%

OMV AG	12,700	475,774

Belgium — 1.6%

Delhaize Group SA	10,400	755,684
KBC Groep NV *	12,000	538,624

		1,294,308

Bermuda — 1.3%

Esprit Holdings Ltd	126,501	685,162
Noble Group Ltd	281,272	404,233

		1,089,395

Canada — 5.0%

Agrium Inc	9,400	705,297
Lundin Mining Corp *	84,800	423,629
National Bank of Canada	6,200	391,259
Nexen Inc	44,077	886,766
Penn West Energy Trust	34,674	694,895
Suncor Energy Inc	19,912	648,316
The Toronto-Dominion Bank	5,300	383,502

		4,133,664

Cayman — 0.1%

Evergrande Real Estate Group Ltd	364,000	122,560

China — 0.7%

Bank of China Ltd ‘H’	508,000	265,384
China Petroleum & Chemical Corp ‘H’	332,000	292,918

		558,302

Denmark — 0.8%

Danske Bank AS *	27,000	648,172

Finland — 0.4%

Cargotec OYJ ‘B’	6,900	298,739

France — 14.2%

Arkema SA	8,000	408,789
BNP Paribas	19,219	1,371,687
Bouygues SA	28,900	1,245,114
Cap Gemini SA	15,200	763,127
Casino Guichard-Perrachon SA	2,934	268,846
Cie Generale de Geophysique-Veritas *	15,500	340,018
Electricite de France SA	18,200	785,630
France Telecom SA	39,200	847,833
Lagardere SCA	14,500	567,675
PPR	3,800	616,512
Renault SA *	16,000	824,650
Sanofi-Aventis SA	18,101	1,204,909
Societe Generale	13,627	787,954
Vallourec SA	4,814	478,761
Vivendi SA	45,560	1,248,724

		11,760,229

Germany — 9.2%

Allianz SE	11,610	1,311,668
Bayer AG	18,100	1,261,574
Bayerische Motoren Werke AG	16,600	1,164,397
Deutsche Bank AG	13,100	717,160
E.ON AG	47,396	1,397,777
Muenchener Rueckversicherungs AG	6,561	908,581
ThyssenKrupp AG	26,400	860,732

		7,621,889

Hong Kong — 0.6%

New World Development Ltd	260,688	523,675

Ireland — 0.3%

Smurfit Kappa Group PLC *	21,700	218,024

Italy — 3.6%

ENI SPA	41,089	887,826
Telecom Italia SPA	542,500	759,971
Telecom Italia SPA RSP	233,000	262,927
UniCredit SPA	405,630	1,038,783

		2,949,507

Japan — 22.2%

Aeon Co Ltd	27,300	292,685
Air Water Inc	10,000	118,852
Asahi Breweries Ltd	13,200	264,402
Asahi Glass Co Ltd	56,000	571,124
DIC Corp	114,000	201,259
Dowa Holdings Co Ltd	35,000	208,419
East Japan Railway Co	9,200	555,849
ITOCHU Corp	60,000	549,174
Japan Tobacco Inc	297	989,622
JFE Holdings Inc	12,400	379,368
JX Holdings Inc *	92,460	536,515
KDDI Corp	95	454,163
Konami Corp	10,800	190,668
Konica Minolta Holdings Inc	40,500	396,964
Mitsubishi Corp	39,200	931,357
Mitsubishi Materials Corp *	142,000	408,306
Mitsubishi Tanabe Pharma Corp	23,000	375,027
Mitsui & Co Ltd	50,500	750,882
Mitsui Fudosan Co Ltd	49,000	826,750
Namco Bandai Holdings Inc	12,100	112,139
NGK Spark Plug Co Ltd	27,000	361,656
Nippon Shokubai Co Ltd	22,000	191,503
Nippon Telegraph & Telephone Corp	22,500	985,551
Nissan Motor Co Ltd	100,400	879,245
ORIX Corp	9,810	750,837
Sharp Corp	77,000	767,537
Sony Corp	30,800	950,847
Sumitomo Electric Industries Ltd	41,700	508,574

See Notes to Financial Statements	A-52	See explanation of symbols and terms, if any, on page A-56

PACIFIC LIFE FUNDS
PL INTERNATIONAL VALUE FUND
Schedule of Investments (Continued)
September 30, 2010 (Unaudited)

	Shares	Value
Sumitomo Mitsui Financial Group Inc	25,300	$737,290
Sumitomo Realty & Development Co Ltd	21,000	434,652
The Tokyo Electric Power Co Inc	35,100	857,303
Tokyo Gas Co Ltd	117,000	532,115
Toshiba Corp	211,000	1,020,398
Zeon Corp	31,000	257,384

		18,348,417

Netherlands — 0.3%

Randstad Holding NV *	4,600	209,000

New Zealand — 0.3%

Telecom Corp of New Zealand Ltd (ASX)	191,460	286,973

Norway — 1.2%

DnB NOR ASA	48,200	657,958
Petroleum Geo-Services ASA *	26,150	299,901

		957,859

Poland — 0.4%

KGHM Polska Miedz SA	7,300	293,654

Russia — 0.9%

Gazprom OAO ADR	21,700	454,615
Lukoil OAO ADR	5,150	292,005

		746,620

South Korea — 1.0%

KB Financial Group Inc ADR	6,600	282,942
Samsung Electronics Co Ltd GDR ~	1,650	562,179

		845,121

Spain — 1.4%

Iberdrola SA	1,307	10,078
Telefonica SA	45,500	1,129,363

		1,139,441

Sweden — 0.6%

Electrolux AB ‘B’	21,700	534,991

Switzerland — 2.0%

Novartis AG	28,927	1,664,979

Taiwan — 0.5%

AU Optronics Corp ADR *	42,100	440,366

United Kingdom — 22.6%

AstraZeneca PLC	29,922	1,518,850
Aviva PLC	123,900	776,662
BAE Systems PLC	158,900	855,675
Barclays PLC	217,483	1,022,230
BP PLC	259,498	1,775,497
British American Tobacco PLC	21,300	795,462
FirstGroup PLC	53,500	305,117
Imperial Tobacco Group PLC	26,800	799,460
Inchcape PLC *	41,230	202,172
Kazakhmys PLC	24,700	563,473
Marks & Spencer Group PLC	133,900	817,890
Old Mutual PLC	280,500	612,174
Premier Foods PLC *	310,100	79,445
Rentokil Initial PLC *	219,300	354,970
Rio Tinto PLC	30,800	1,804,363
Royal Dutch Shell PLC ‘A’ (XAMS)	76,735	2,322,580
Thomas Cook Group PLC	93,500	252,729
TUI Travel PLC	93,400	314,621
Vodafone Group PLC	695,171	1,715,229
Xstrata PLC	94,660	1,813,235

		18,701,834

Total Common Stocks (Cost $76,593,726)		79,323,014

SHORT-TERM INVESTMENT — 3.3%

Money Market Fund — 3.3%

BlackRock Liquidity Funds Treasury
Trust Fund Portfolio	2,751,043	2,751,043

Total Short-Term Investment (Cost $2,751,043)		2,751,043

TOTAL INVESTMENTS — 100.0% (Cost $79,816,676)		82,656,807

OTHER ASSETS & LIABILITIES, NET — 0.0%		12,989

NET ASSETS — 100.00%		$82,669,796

Notes to Schedule of Investments
(a)	As of September 30, 2010, the Fund was diversified as a percentage of net assets as follows:

Financials	20.8%
Materials	13.0%
Consumer Discretionary	12.6%
Energy	12.0%
Industrials	9.7%
Telecommunication Services	7.8%
Health Care	7.3%
Consumer Staples	5.1%
Utilities	4.3%
Information Technology	4.1%
Short-Term Investment	3.3%

100.0%
Other Assets & Liabilities, Net	0.0%

100.0%

See Notes to Financial Statements	A-53	See explanation of symbols and terms, if any, on page A-56

PACIFIC LIFE FUNDS
PL INTERNATIONAL VALUE FUND
Schedule of Investments (Continued)
September 30, 2010 (Unaudited)
(b)	As of September 30, 2010, the Fund was diversified by geographical region as a percentage of net assets as follows:

United Kingdom	22.6%
Japan	22.2%
France	14.2%
Germany	9.2%
Canada	5.0%
Australia	4.2%
Italy	3.6%
United States	3.3%
Switzerland	2.0%
Belgium	1.6%
Spain	1.4%
Bermuda	1.3%
Norway	1.2%
South Korea	1.0%
Others (each less than 1.0%)	7.2%

100.0%
Other Assets & Liabilities, Net	0.0%

100.0%

(c)	Open futures contracts outstanding as of September 30, 2010 were as follows:

				Net
	Number of	Notional		Unrealized
Long Futures Outstanding	Contracts	Amount		Depreciation

Dow Jones EURO STOXX 50 (12/10)	10	EUR	280,000	$(8,469)

(d)	As of September 30, 2010, $220,462 in cash was segregated with the broker(s)/custodian for open futures contracts.
(e)	Forward foreign currency contracts outstanding as of September 30, 2010 were as follows:

		Principal
Contracts		Amount			Unrealized
to Buy or		Covered by			Appreciation
to Sell	Currency	Contracts	Expiration	Counterparty	(Depreciation)

Buy	CAD	236,000	12/10	GSC	$44
Sell	CAD	2,701,000	12/10	GSC	(17,426)

					$(17,382)

See Notes to Financial Statements	A-54	See explanation of symbols and terms, if any, on page A-56

PACIFIC LIFE FUNDS
PL INTERNATIONAL VALUE FUND
Schedule of Investments (Continued)
September 30, 2010 (Unaudited)
(f) Fair Value Measurements
The following is a summary of the Fund’s holdings as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities (See Note 11 in Notes to Financial Statements) as of September 30, 2010:

				Level 2	Level 3
		Total Value at	Level 1	Significant	Significant
		September 30, 2010	Quoted Price	Observable Inputs	Unobservable Inputs

Assets	Preferred Stocks (1)	$582,750	$582,750	$—	$—
	Common Stocks
	Australia	3,459,521	—	3,459,521	—
	Austria	475,774	—	475,774	—
	Belgium	1,294,308	—	1,294,308	—
	Bermuda	1,089,395	—	1,089,395	—
	Canada	4,133,664	4,133,664	—	—
	Cayman Islands	122,560	—	122,560	—
	China	558,302	—	558,302	—
	Denmark	648,172	—	648,172	—
	Finland	298,739	—	298,739	—
	France	11,760,229	—	11,760,229	—
	Germany	7,621,889	—	7,621,889	—
	Hong Kong	523,675	—	523,675	—
	Ireland	218,024	218,024	—	—
	Italy	2,949,507	—	2,949,507	—
	Japan	18,348,417	—	18,348,417	—
	Netherlands	209,000	—	209,000	—
	New Zealand	286,973	—	286,973	—
	Norway	957,859	—	957,859	—
	Poland	293,654	—	293,654	—
	Russia	746,620	746,620	—	—
	South Korea	845,121	845,121	—	—
	Spain	1,139,441	—	1,139,441	—
	Sweden	534,991	—	534,991	—
	Switzerland	1,664,979	—	1,664,979	—
	Taiwan	440,366	440,366	—	—
	United Kingdom	18,701,834	—	18,701,834	—

		79,323,014	6,383,795	72,939,219	—
	Short-Term Investment	2,751,043	2,751,043	—	—
	Derivatives (2)
	Foreign Exchange Contracts	44	—	44	—

		82,656,851	9,717,588	72,939,263	—
Liabilities	Derivatives (2)
	Equity Contracts	(8,469)	(8,469)	—	—
	Foreign Exchange Contracts	(17,426)	—	(17,426)	—

		(25,895)	(8,469)	(17,426)	—

	Total	$82,630,956	$9,709,119	$72,921,837	$—

(1)	For equity securities categorized in a single level, refer to the schedule of investments for further geographical region breakout.

(2)	Investments in derivatives include open futures contracts, and forward foreign currency contracts.

See Notes to Financial Statements	A-55	See explanation of symbols and terms, if any, on page A-56

PACIFIC LIFE FUNDS
Schedule of Investments (Continued)
Explanation of Symbols and Terms
September 30, 2010 (Unaudited)
Explanation of Symbols:

*	Non-income producing securities.

"	Pass-through securities backed by a pool of mortgages or other loans on which principal payments are periodically made. Therefore, the effective maturity is shorter than the stated maturity.

^	Securities with their principal amount adjusted for inflation.

§	Variable rate securities. The rate shown is based on the latest available information as of September 30, 2010.

Ω	Securities were in default as of September 30, 2010.

±	The security is a perpetual bond and has no definite maturity date.

∞	Unsettled position. Contract rates do not take effect until settlement date.

~	Securities are not registered under the Securities Act of 1933 (1933 Act). These securities are either (1) exempt from registration pursuant to Rule 144A of the 1933 Act and may only be sold to “qualified institutional buyers”, or (2) the securities comply with Regulation S rules governing offers and sales made outside the United States without registration under the 1933 Act and contain certain restrictions as to public resale.

‡	Securities were fully or partially segregated with the broker(s)/custodian as collateral for securities sold short, delayed delivery securities, futures contracts, written option contracts and/or swap contracts, if any, as of September 30, 2010.

Δ	Illiquid holdings. Holdings were reported as illiquid by the portfolio manager or adviser pursuant to the Trust’s policy and procedures (See Note 2F in Notes to Financial Statements).

+	The fair values of these holdings were determined by the Board of Trustees (“Board”), a Board approved valuation committee, or a delegate of the Board in good faith in accordance with the procedures established by the Board and the provisions of the Investment Company Act of 1940 (See Note 2A in Notes to Financial Statements).

Counterparty Abbreviations:

BOA	Bank of America

BRC	Barclays

BNP	BNP Paribas

CIT	Citigroup

CSF	Credit Suisse

DUB	Deutsche Bank

GSC	Goldman Sachs

HSB	HSBC

JPM	JPMorgan Chase

MER	Merrill Lynch

MSC	Morgan Stanley

RBC	Royal Bank of Canada

RBS	Royal Bank of Scotland

UBS	UBS

Currency Abbreviations:

AUD	Australian Dollar

BRL	Brazilian Real

CAD	Canadian Dollar

CHF	Swiss Franc

CNY	Chinese Renminbi

DKK	Danish Krone

EUR	Euro

GBP	British Pound

IDR	Indonesian Rupiah

INR	Indian Rupee

JPY	Japanese Yen

KRW	Korean Won

MXN	Mexican Peso

MYR	Malaysian Ringitt

PHP	Philippine Peso

SGD	Singapore Dollar

TRY	Turkish Lira

TWD	Taiwan Dollar

USD	United States Dollar

ZAR	South African Rand

Other Abbreviations:

ADR	American Depositary Receipt

CBOT	Chicago Board of Trade

CPI	Consumer Price Index

CLO	Collateralized Loan Obligation

CME	Chicago Mercantile Exchange

CVA	Certificaten Van Aandelen (Dutch Certificate)

FDR	Fiduciary Depositary Receipt

GDR	Global Depositary Receipt

LI	London Stock Exchange

LIBOR	London Interbank Offered Rate

‘NY’	New York Shares

OTC	Over the Counter

REIT	Real Estate Investment Trust

RSP	Riparmio shares (Savings shares on Italian Stock Exchanges)

SDR	Swedish Depositary Receipt

VVPR	Verminderde Voorheffing Precompte Reduit (Belgium dividend coupon)

XAMS	Amsterdam Stock Exchange

XVTX	Virt-X Pan European Stock Exchange
Note: The descriptions and Standard & Poor’s quality ratings of the companies shown in the schedules of investments were obtained from published reports and other sources believed to be reliable.

See Notes to Financial Statements	A-56

PACIFIC LIFE FUNDS
STATEMENTS OF ASSETS AND LIABILITIES
SEPTEMBER 30, 2010 (Unaudited)

	PL Floating	PL Inflation	PL Managed	PL Short Duration			PL Large-Cap
	Rate Loan	Managed	Bond	Bond	PL Comstock	PL Growth LT	Growth
	Fund	Fund	Fund	Fund	Fund	Fund	Fund

ASSETS
Investments and repurchase agreements, at cost	$70,542,299	$214,607,856	$344,670,320	$93,938,645	$126,287,004	$81,151,782	$73,310,530

Investments, at value	$71,074,039	$222,335,940	$316,372,180	$89,893,637	$139,350,753	$98,679,933	$86,487,189
Repurchase agreements, at value	—	—	35,300,000	5,100,000	—	—	—
Cash (1)	44,238	17,700	—	—	—	—	—
Foreign currency held, at value (2)	—	163,881	201,702	—	—	—	—
Receivables:
Dividends and interest	153,433	1,108,660	1,779,332	453,212	214,370	130,814	42,857
Foreign tax reclaim	—	—	—	—	—	29,035	—
Fund shares sold	136,147	—	286,011	—	289,842	89,405	63,968
Securities sold	973,944	488,895	4,411,992	2,011,199	36,803	401,084	1,320,731
Variation margin	—	—	2,771	7,311	—	—	—
Due from adviser	8,485	28,983	46,063	14,026	14,527	12,178	7,675
Forward foreign currency contracts appreciation	—	134,313	830,249	—	—	14,691	—
Prepaid expenses and other assets	483	1,570	2,406	711	1,485	1,039	3,173
Swap contracts, at value	—	381,356	1,651,544	—	—	—	—

Total Assets	72,390,769	224,661,298	360,884,250	97,480,096	139,907,780	99,358,179	87,925,593

LIABILITIES
Payables:
Due to brokers (3)	—	—	800,000	—	—	—	—
Fund shares redeemed	—	43,160	112,864	154	—	—	—
Securities purchased	4,800,622	46,067,597	59,463,110	6,748,449	213,871	228,938	1,424,397
Variation margin	—	400	—	—	—	—	—
Accrued advisory fees	35,378	58,753	97,485	30,432	82,668	42,993	48,988
Accrued administration fees	8,164	22,032	36,557	11,412	16,534	11,725	10,135
Accrued support service expenses	1,390	10,879	19,332	6,248	6,758	5,859	4,732
Accrued custodian fees and expenses	3,554	5,851	22,053	3,941	7,105	9,661	4,573
Accrued legal, audit and tax service fees	6,335	25,002	40,075	12,771	18,491	14,004	9,222
Accrued deferred trustee compensation and expenses	124	2,544	8,423	1,260	3,324	3,257	6,222
Accrued transfer agency out-of-pocket expenses	4,349	12,568	20,228	6,569	9,297	6,598	4,422
Accrued other	898	11,221	18,175	11,596	6,158	3,627	2,185
Forward foreign currency contracts depreciation	—	498,735	731,654	—	—	97,196	—
Outstanding options written, at value (premiums received $330,725 and $725,205, respectively)	—	214,757	806,835	—	—	—	—
Swap contracts, at value	—	76,882	402,145	—	—	—	—

Total Liabilities	4,860,814	47,050,381	62,578,936	6,832,832	364,206	423,858	1,514,876

NET ASSETS	$67,529,955	$177,610,917	$298,305,314	$90,647,264	$139,543,574	$98,934,321	$86,410,717

(1)	Includes margin deposits of $17,700 segregated for futures contracts in the PL Inflation Managed Fund.

(2)	The cost of foreign currency for the PL Inflation Managed Fund and the PL Managed Bond Funds were $161,047 and $201,924, respectively.

(3)	The PL Managed Bond Fund received cash collateral to mitigate risk of loss to certain counterparties, which will be repaid based on master netting arrangements between the Fund and the counterparty. The Fund invests such cash collateral in investment securities (See Note 12 in Notes to Financial Statements).
See Notes to Financial Statements

PACIFIC LIFE FUNDS
STATEMENTS OF ASSETS AND LIABILITIES (Continued)
SEPTEMBER 30, 2010 (Unaudited)

	PL Floating	PL Inflation	PL Managed	PL Short Duration			PL Large-Cap
	Rate Loan	Managed	Bond	Bond	PL Comstock	PL Growth LT	Growth
	Fund	Fund	Fund	Fund	Fund	Fund	Fund

NET ASSETS CONSIST OF:
Paid-in capital	$67,328,417	$169,519,794	$280,165,411	$89,129,291	$164,063,599	$109,563,067	$79,000,083
Undistributed/accumulated net investment income (loss)	701,342	542,562	927,925	249,007	709,502	112,390	(31,582)
Undistributed/accumulated net realized gain (loss)	(1,031,544)	(279,474)	8,793,843	208,578	(38,293,276)	(28,190,658)	(5,734,443)
Net unrealized appreciation on investments and assets and liabilities in foreign currencies	531,740	7,828,035	8,418,135	1,060,388	13,063,749	17,449,522	13,176,659

NET ASSETS	$67,529,955	$177,610,917	$298,305,314	$90,647,264	$139,543,574	$98,934,321	$86,410,717

Class P Shares:
Net Assets	$67,529,955	$177,610,917	$298,305,314	$90,647,264	$139,543,574	$98,934,321	$86,410,717
Shares of beneficial interest outstanding	6,850,635	16,540,769	26,583,268	8,963,756	13,400,942	8,929,791	11,083,643
Net Asset Value and offering price per share	$9.86	$10.74	$11.22	$10.11	$10.41	$11.08	$7.80
See Notes to Financial Statements

PACIFIC LIFE FUNDS
STATEMENTS OF ASSETS AND LIABILITIES (Continued)
SEPTEMBER 30, 2010 (Unaudited)

	PL Large-Cap	PL Main Street	PL Mid-Cap	PL Mid-Cap	PL Small-Cap	PL Small-Cap
	Value	Core	Equity	Growth	Growth	Value	PL Real Estate
	Fund	Fund	Fund	Fund	Fund	Fund	Fund

ASSETS
Investments, at cost	$178,491,614	$115,605,767	$99,859,966	$38,228,440	$22,525,772	$55,949,594	$24,597,447

Investments, at value	$192,325,373	$132,670,472	$116,126,017	$52,078,464	$28,778,425	$63,144,172	$36,200,239
Receivables:
Dividends and interest	308,350	174,420	32,929	25,096	3,360	87,429	81,219
Foreign tax reclaim	17,254	—	—	—	—	—	—
Fund shares sold	506,637	241,842	245,066	8,796	25,209	83,778	40,843
Securities sold	—	340,257	1,913,257	1,886,342	363,558	95,425	2,568
Due from adviser	16,907	19,617	11,476	7,600	5,006	5,464	5,356
Prepaid expenses and other assets	1,878	1,665	1,184	667	2,802	452	473

Total Assets	193,176,399	133,448,273	118,329,929	54,006,965	29,178,360	63,416,720	36,330,698

LIABILITIES
Payables:
Fund shares redeemed	—	—	14,426	41,105	—	5,796	—
Securities purchased	2,921,959	—	1,182,881	1,266,194	536,315	366,178	294,264
Income distributions	—	—	—	—	—	—	38
Accrued advisory fees	97,553	47,404	59,792	29,341	13,265	37,282	26,052
Accrued administration fees	22,512	15,801	13,798	6,288	3,316	7,456	4,342
Accrued support service expenses	8,846	11,071	7,739	4,153	—	2,606	2,419
Accrued custodian fees and expenses	4,125	19,964	4,753	6,040	7,045	4,516	5,023
Accrued legal, audit and tax service fees	25,053	22,234	15,735	8,120	3,836	5,424	4,840
Accrued deferred trustee compensation and expenses	4,571	1,471	961	3,245	1,975	—	467
Accrued transfer agency out-of-pocket expenses	11,690	10,352	7,214	4,252	1,720	2,640	2,423
Accrued other	7,805	6,562	5,242	3,077	1,974	2,011	2,164

Total Liabilities	3,104,114	134,859	1,312,541	1,371,815	569,446	433,909	342,032

NET ASSETS	$190,072,285	$133,313,414	$117,017,388	$52,635,150	$28,608,914	$62,982,811	$35,988,666

See Notes to Financial Statements

PACIFIC LIFE FUNDS
STATEMENTS OF ASSETS AND LIABILITIES (Continued)
SEPTEMBER 30, 2010 (Unaudited)

	PL Large-Cap	PL Main Street	PL Mid-Cap	PL Mid-Cap	PL Small-Cap	PL Small-Cap
	Value	Core	Equity	Growth	Growth	Value	PL Real Estate
	Fund	Fund	Fund	Fund	Fund	Fund	Fund

NET ASSETS CONSIST OF:
Paid-in capital	$192,851,603	$151,011,875	$125,120,914	$36,184,803	$33,583,229	$64,380,385	$37,408,217
Undistributed/accumulated net investment income (loss)	1,173,017	562,241	612,808	80,499	(90,937)	442,695	117,848
Undistributed/accumulated net realized gain (loss)	(17,788,094)	(35,325,407)	(24,982,385)	2,519,656	(11,136,031)	(9,034,771)	(13,140,191)
Net unrealized appreciation on investments and assets and liabilities in foreign currencies	13,835,759	17,064,705	16,266,051	13,850,192	6,252,653	7,194,502	11,602,792

NET ASSETS	$190,072,285	$133,313,414	$117,017,388	$52,635,150	$28,608,914	$62,982,811	$35,988,666

Class P Shares:
Net Assets	$190,072,285	$133,313,414	$117,017,388	$52,635,150	$28,608,914	$62,982,811	$35,988,666
Shares of beneficial interest outstanding	18,935,523	14,888,831	13,155,485	5,656,788	2,983,870	7,123,659	3,573,973
Net Asset Value and offering price per share	$10.04	$8.95	$8.89	$9.30	$9.59	$8.84	$10.07
See Notes to Financial Statements

PACIFIC LIFE FUNDS
STATEMENTS OF ASSETS AND LIABILITIES (Continued)
SEPTEMBER 30, 2010 (Unaudited)

	PL Emerging	PLInternational	PL International
	Markets	Large-Cap	Value
	Fund	Fund	Fund

ASSETS
Investments, at cost	$32,483,893	$105,906,625	$79,816,676

Investments, at value	$52,106,808	$123,736,706	$82,656,807
Cash (1)	—	—	173,881
Foreign currency held, at value (1), (2)	298,918	329	93,777
Receivables:
Dividends and interest	49,612	288,529	257,933
Foreign tax reclaim	509	194,528	125,923
Fund shares sold	73,141	260,038	228,336
Securities sold	451,000	—	605,804
Due from adviser	22,969	19,885	16,176
Forward foreign currency contracts appreciation	—	—	44
Prepaid expenses and other assets	570	3,029	1,106

Total Assets	53,003,527	124,503,044	84,159,787

LIABILITIES
Payables:
Fund shares redeemed	—	—	397
Securities purchased	287,756	4,418,384	1,357,677
Variation margin	—	—	8,452
Deferred foreign capital gains tax	9,358	—	—
Accrued advisory fees	32,115	79,340	41,666
Accrued administration fees	6,022	14,001	9,615
Accrued support service expenses	2,634	—	5,741
Accrued custodian fees and expenses	47,881	24,010	21,204
Accrued legal, audit and tax service fees	7,214	15,928	12,807
Accrued deferred trustee compensation and expenses	769	2,623	3,856
Accrued transfer agency out-of-pocket expenses	3,373	7,290	5,838
Accrued other	6,116	5,813	5,312
Forward foreign currency contracts depreciation	—	—	17,426

Total Liabilities	403,238	4,567,389	1,489,991

NET ASSETS	$52,600,289	$119,935,655	$82,669,796

(1)	Includes margin deposits of $220,462 held as collateral for futures contracts in the PL International Value Fund.

(2)	The cost of foreign currency for the PL Emerging Markets Fund, the PL International Large-Cap Fund and the PL International Value Fund was $297,807, $330 and $90,790 respectively.
See Notes to Financial Statements

PACIFIC LIFE FUNDS
STATEMENTS OF ASSETS AND LIABILITIES (Continued)
SEPTEMBER 30, 2010 (Unaudited)

	PL Emerging	PL International	PL International
	Markets	Large-Cap	Value
	Fund	Fund	Fund

NET ASSETS CONSIST OF:
Paid-in capital	$37,363,500	$117,955,655	$129,512,590
Undistributed net investment income	349,238	942,104	902,047
Accumulated net realized loss	(4,726,584)	(16,812,156)	(50,570,725)
Net unrealized appreciation on investments and assets and liabilities in foreign currencies	19,614,135	17,850,052	2,825,884

NET ASSETS	$52,600,289	$119,935,655	$82,669,796

Class P Shares:
Net Assets	$52,600,289	$119,935,655	$82,669,796
Shares of beneficial interest outstanding	3,812,634	8,617,136	9,290,613
Net Asset Value and offering price per share	$13.80	$13.92	$8.90
See Notes to Financial Statements

PACIFIC LIFE FUNDS
STATEMENTS OF OPERATIONS
FOR THE SIX-MONTH PERIOD ENDED SEPTEMBER 30, 2010 (Unaudited)

	PL Floating	PL Inflation	PL Managed	PL Short Duration			PL Large-Cap
	Rate Loan	Managed	Bond	Bond	PL Comstock	PL Growth LT	Growth
	Fund	Fund	Fund	Fund	Fund	Fund	Fund

INVESTMENT INCOME
Dividends, net of foreign taxes withheld	$191	$3,756	$138,969	$95	$1,411,803	$636,058	$330,123
Interest, net of foreign taxes withheld	1,585,378	2,540,455	3,876,607	790,573	1,632	3,142	—

Total Investment Income	1,585,569	2,544,211	4,015,576	790,668	1,413,435	639,200	330,123

EXPENSES
Advisory fees	226,470	338,544	548,071	175,665	479,235	247,321	253,506
Administration fees	66,515	187,730	302,277	97,297	142,954	100,556	73,112
Support services expenses	9,292	26,284	42,480	13,543	20,438	14,598	9,556
Custodian fees and expenses	10,165	24,369	51,330	11,400	13,378	18,632	9,906
Shareholder report expenses	3,366	9,521	15,387	4,905	7,402	5,287	3,461
Service fees	35,367	101,347	161,350	52,373	78,546	55,205	37,381
Transfer agency out-of-pocket expenses	9,321	26,812	42,813	13,614	20,843	14,886	9,790
Registration fees	571	9,106	10,100	8,465	9,091	8,382	8,076
Legal, audit and tax service fees	8,132	23,003	37,178	11,852	17,887	12,776	8,363
Trustees’ compensation and expenses	1,268	3,668	5,886	1,915	2,821	2,020	1,367
Interest on securities sold short	—	96	—	—	—	—	—
Other	6,996	51,331	74,791	26,429	8,428	7,791	4,469

Total Expenses	377,463	801,811	1,291,663	417,458	801,023	487,454	418,987
Advisory Fee Waiver	(16,049)	—	—	—	—	—	(8,450)
Adviser Reimbursement	(49,111)	(174,094)	(279,965)	(92,123)	(100,288)	(84,372)	(54,988)

Net Expenses	312,303	627,717	1,011,698	325,335	700,735	403,082	355,549

NET INVESTMENT INCOME (LOSS)	1,273,266	1,916,494	3,003,878	465,333	712,700	236,118	(25,426)

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net Realized Gain (Loss) On:
Investment security transactions	115,816	6,236,135	3,441,039	360,270	219,705	(83,858)	774,815
Closed short positions	—	1,489	(89,766)	—	—	—	—
Futures contracts and swap transactions	—	15,229	5,021,755	(19,264)	—	—	—
Written option transactions	—	415,094	746,299	—	—	—	—
Foreign currency transactions	—	391,091	48,331	—	—	139,409	—

Net Realized Gain	115,816	7,059,038	9,167,658	341,006	219,705	55,551	774,815

Net Change In Unrealized Appreciation (Depreciation) On:
Investment securities	(748,859)	4,236,099	7,012,672	446,836	(3,608,297)	(736,347)	1,708,631
Futures contracts and swaps	—	40,659	(1,395,967)	(11,538)	—	—	—
Written options	—	(195,672)	(576,711)	—	—	—	—
Foreign currencies	—	(674,745)	(38,541)	—	—	(200,746)	—

Change in Net Unrealized Appreciation (Depreciation)	(748,859)	3,406,341	5,001,453	435,298	(3,608,297)	(937,093)	1,708,631

NET GAIN (LOSS)	(633,043)	10,465,379	14,169,111	776,304	(3,388,592)	(881,542)	2,483,446

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$640,223	$12,381,873	$17,172,989	$1,241,637	$(2,675,892)	$(645,424)	$2,458,020

Foreign taxes withheld on dividends and interest	$—	$346	$1,091	$—	$16,198	$22,766	$142

See Notes to Financial Statements

PACIFIC LIFE FUNDS
STATEMENTS OF OPERATIONS (Continued)
FOR THE SIX-MONTH PERIOD ENDED SEPTEMBER 30, 2010 (Unaudited)

	PL Large-Cap	PL Main Street	PL Mid-Cap	PL Mid-Cap	PL Small-Cap	PL Small-Cap
	Value	Core	Equity	Growth	Growth	Value	PL Real Estate
	Fund	Fund	Fund	Fund	Fund	Fund	Fund

INVESTMENT INCOME
Dividends, net of foreign taxes withheld	$2,011,889	$1,114,970	$1,129,276	$365,371	$29,361	$679,671	$382,501

Total Investment Income	2,011,889	1,114,970	1,129,276	365,371	29,361	679,671	382,501

EXPENSES
Advisory fees	546,987	306,165	337,456	182,694	74,978	174,047	157,634
Administration fees	186,607	155,743	115,470	59,651	27,967	48,879	39,512
Support services expenses	26,011	23,093	16,455	9,026	3,981	6,104	5,573
Custodian fees and expenses	8,778	26,496	10,508	11,558	13,236	9,122	10,565
Shareholder report expenses	9,420	8,364	5,959	3,268	1,441	2,210	2,018
Service fees	100,687	89,480	62,664	34,231	15,398	23,449	22,072
Transfer agency out-of-pocket expenses	26,515	23,344	16,610	9,336	4,097	6,174	5,656
Registration fees	9,084	1,420	8,194	8,041	7,729	374	7,527
Legal, audit and tax service fees	22,764	20,210	14,401	7,899	3,483	5,341	4,877
Trustees’ compensation and expenses	3,619	3,155	2,279	1,280	551	827	781
Other	9,878	8,553	7,209	5,166	4,468	4,548	3,499

Total Expenses	950,350	666,023	597,205	332,150	157,329	281,075	259,714
Adviser Reimbursement	(116,069)	(114,635)	(81,615)	(55,574)	(38,986)	(34,700)	(40,496)

Net Expenses	834,281	551,388	515,590	276,576	118,343	246,375	219,218

NET INVESTMENT INCOME (LOSS)	1,177,608	563,582	613,686	88,795	(88,982)	433,296	163,283

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net Realized Gain (Loss) On:
Investment security transactions	(936,801)	2,700,137	3,582,164	2,782,377	699,002	1,083,138	2,043,818
Foreign currency transactions	(2,023)	—	—	(10,741)	—	(1,507)	(63)

Net Realized Gain (Loss)	(938,824)	2,700,137	3,582,164	2,771,636	699,002	1,081,631	2,043,755

Net Change In Unrealized Appreciation (Depreciation) On:
Investment securities	(5,151,364)	(4,536,921)	(702,062)	2,570,169	72,831	1,177,890	805,209
Foreign currencies	1,173	—	—	168	—	(76)	—

Change in Net Unrealized Appreciation (Depreciation)	(5,150,191)	(4,536,921)	(702,062)	2,570,337	72,831	1,177,814	805,209

NET GAIN (LOSS)	(6,089,015)	(1,836,784)	2,880,102	5,341,973	771,833	2,259,445	2,848,964

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(4,911,407)	$(1,273,202)	$3,493,788	$5,430,768	$682,851	$2,692,741	$3,012,247

Foreign taxes withheld on dividends	$43,793	$2,353	$—	$13,406	$—	$4,437	$2,568

See Notes to Financial Statements

PACIFIC LIFE FUNDS
STATEMENTS OF OPERATIONS (Continued)
FOR THE SIX-MONTH PERIOD ENDED SEPTEMBER 30, 2010 (Unaudited)

	PL Emerging	PL International	PL International
	Markets	Large-Cap	Value
	Fund	Fund	Fund

INVESTMENT INCOME
Dividends, net of foreign taxes withheld	$629,163	$1,583,537	$1,469,294
Interest, net of foreign taxes withheld	—	2,697	102

Total Investment Income	629,163	1,586,234	1,469,396

EXPENSES
Advisory fees	190,351	456,758	259,882
Administration fees	53,185	119,686	90,685
Support services expenses	7,433	16,455	13,270
Custodian fees and expenses	86,441	55,090	35,430
Shareholder report expenses	2,692	5,960	4,806
Service fees	29,158	65,158	51,214
Transfer agency out-of-pocket expenses	7,531	16,793	13,537
Registration fees	458	8,497	8,300
Legal, audit and tax service fees	6,505	14,400	11,613
Trustees’ compensation and expenses	1,018	2,294	1,886
Other	22,183	11,100	17,636

Total Expenses	406,955	772,191	508,259
Adviser Reimbursement	(134,261)	(130,589)	(106,478)

Net Expenses	272,694	641,602	401,781

NET INVESTMENT INCOME	356,469	944,632	1,067,615

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net Realized Gain (Loss) On:
Investment security transactions (1)	1,939,996	(2,808,972)	(2,272,588)
Futures contracts and swap transactions	—	—	20,669
Foreign currency transactions	(9,889)	(25,804)	88,246

Net Realized Gain (Loss)	1,930,107	(2,834,776)	(2,163,673)

Net Change In Unrealized Appreciation (Depreciation) On:
Investment securities (1)	3,720,042	4,468,422	(1,149,199)
Futures contracts and swaps	—	—	(15,085)
Foreign currencies	(910)	15,473	(9,629)

Change in Net Unrealized Appreciation (Depreciation)	3,719,132	4,483,895	(1,173,913)

NET GAIN (LOSS)	5,649,239	1,649,119	(3,337,586)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$6,005,708	$2,593,751	$(2,269,971)

Foreign taxes withheld on dividends and interest	$67,632	$223,316	$224,574

(1)	Change in unrealized appreciation (depreciation) on securities for the PL Emerging Markets Fund are net of increase in deferred foreign capital gains tax of $9,359. No foreign tax was withheld on realized and change in unrealized capital gain for all other funds.
See Notes to Financial Statements

PACIFIC LIFE FUNDS
STATEMENTS OF CHANGES IN NET ASSETS

	PL Floating Rate		PL Inflation		PL Managed		PL Short Duration
	Loan Fund (1)		Managed Fund (1)		Bond Fund (1)		Bond Fund (1)
	Six-Month		Six-Month		Six-Month		Six-Month
	Period Ended		Period Ended		Period Ended		Period Ended
	September 30,	Year Ended	September 30,	Year Ended	September 30,	Year Ended	September 30,	Year Ended
	2010 (2)	March 31, 2010	2010 (2)	March 31, 2010	2010 (2)	March 31, 2010	2010 (2)	March 31, 2010

OPERATIONS
Net investment income	$1,273,266	$1,954,305	$1,916,494	$3,385,754	$3,003,878	$5,411,682	$465,333	$1,123,333
Net realized gain	115,816	955,953	7,059,038	5,658,554	9,167,658	10,759,370	341,006	1,036,747
Net change in unrealized appreciation (depreciation)	(748,859)	5,926,475	3,406,341	1,561,622	5,001,453	13,386,144	435,298	714,924

Net Increase in Net Assets Resulting from Operations	640,223	8,836,733	12,381,873	10,605,930	17,172,989	29,557,196	1,241,637	2,875,004

DISTRIBUTIONS TO SHAREHOLDERS
Net investment income
Class A	(576,673)	(1,975,960)	(1,981,141)	(4,584,817)	(2,619,779)	(9,085,139)	(226,394)	(1,199,020)
Net realized gains
Class A	—	—	—	—	(2,540,364)	(4,569,759)	—	—

Net Decrease in Net Assets Resulting from Dividends and Distributions to Shareholders	(576,673)	(1,975,960)	(1,981,141)	(4,584,817)	(5,160,143)	(13,654,898)	(226,394)	(1,199,020)

CAPITAL SHARE TRANSACTIONS
Proceeds from sale of shares
Class A	7,659,141	21,175,293	20,082,422	62,656,627	33,695,419	76,725,391	14,306,748	35,040,145
Class P	6,980,165	—	10,846,232	—	27,893,660	—	8,629,366	—
Dividends and distribution reinvestments
Class A	576,673	1,975,960	1,978,436	4,569,314	5,154,057	13,624,292	226,240	1,198,965
Cost of shares repurchased
Class A	(232,057)	(4,701,222)	(4,960,351)	(5,059,940)	(7,768,096)	(8,018,991)	(952,151)	(9,596,640)
Class P	(639,377)	—	(10,189,713)	—	(8,640,051)	—	(8,251,838)	—
Share class conversions
Class A (1)	(59,055,247)	—	(169,787,788)	—	(268,664,284)	—	(89,594,322)	—
Class P (1)	59,055,247	—	169,787,788	—	268,664,284	—	89,594,322	—

Net Increase in Net Assets from Capital Share Transactions	14,344,545	18,450,031	17,757,026	62,166,001	50,334,989	82,330,692	13,958,365	26,642,470

NET INCREASE IN NET ASSETS	14,408,095	25,310,804	28,157,758	68,187,114	62,347,835	98,232,990	14,973,608	28,318,454

NET ASSETS
Beginning of Year or Period	53,121,860	27,811,056	149,453,159	81,266,045	235,957,479	137,724,489	75,673,656	47,355,202

End of Year or Period	$67,529,955	$53,121,860	$177,610,917	$149,453,159	$298,305,314	$235,957,479	$90,647,264	$75,673,656

Undistributed Net Investment Income	$701,342	$4,749	$542,562	$607,209	$927,925	$543,826	$249,007	$10,068

(1)	Class A shares were converted to Class P shares on July 2, 2010 (see Note 1 in Notes to Financial Statements).

(2)	Unaudited.
See Notes to Financial Statements

PACIFIC LIFE FUNDS
STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	PL Comstock		PL Growth LT		PL Large-Cap Growth		PL Large-Cap Value
	Fund (1)		Fund (1)		Fund (1)		Fund (1)
	Six-Month		Six-Month		Six-Month		Six-Month
	Period Ended		Period Ended		Period Ended		Period Ended
	September 30,	Year Ended	September 30,	Year Ended	September 30,	Year Ended	September 30,	Year Ended
	2010 (2)	March 31, 2010	2010 (2)	March 31, 2010	2010 (2)	March 31, 2010	2010 (2)	March 31, 2010

OPERATIONS
Net investment income (loss)	$712,700	$961,704	$236,118	$153,170	$(25,426)	$(162,469)	$1,177,608	$1,848,996
Net realized gain (loss)	219,705	(6,318,818)	55,551	(4,637,879)	774,815	3,605,421	(938,824)	(3,573,288)
Net change in unrealized appreciation (depreciation)	(3,608,297)	47,994,902	(937,093)	34,435,525	1,708,631	10,919,592	(5,150,191)	40,575,133

Net Increase (Decrease) in Net Assets Resulting from Operations	(2,675,892)	42,637,788	(645,424)	29,950,816	2,458,020	14,362,544	(4,911,407)	38,850,841

DISTRIBUTIONS TO SHAREHOLDERS
Net investment income
Class A	(236,849)	(1,052,848)	—	(1,426,742)	—	—	(467,480)	(1,750,061)

Net Decrease in Net Assets Resulting from Dividends and Distributions to Shareholders	(236,849)	(1,052,848)	—	(1,426,742)	—	—	(467,480)	(1,750,061)

CAPITAL SHARE TRANSACTIONS
Proceeds from sale of shares
Class A	8,415,520	17,633,612	5,457,542	12,826,646	4,037,967	32,510,333	14,633,209	62,793,290
Class P	10,904,655	—	7,350,029	—	21,206,076	—	23,581,658	—
Dividends and distribution reinvestments
Class A	236,711	1,052,607	—	1,426,397	—	—	467,255	1,748,702
Cost of shares repurchased
Class A	(1,921,221)	(6,963,843)	(1,796,334)	(27,715,411)	(1,396,630)	(2,281,361)	(3,090,654)	(2,262,396)
Class P	(3,348,469)	—	(650,949)	—	(1,000,823)	—	(2,452,005)	—
Share class conversions
Class A (1)	(119,192,019)	—	(82,580,720)	—	(56,182,987)	—	(153,219,431)	—
Class P (1)	119,192,019	—	82,580,720	—	56,182,987	—	153,219,431	—

Net Increase (Decrease) in Net Assets from Capital Share Transactions	14,287,196	11,722,376	10,360,288	(13,462,368)	22,846,590	30,228,972	33,139,463	62,279,596

NET INCREASE IN NET ASSETS	11,374,455	53,307,316	9,714,864	15,061,706	25,304,610	44,591,516	27,760,576	99,380,376

NET ASSETS
Beginning of Year or Period	128,169,119	74,861,803	89,219,457	74,157,751	61,106,107	16,514,591	162,311,709	62,931,333

End of Year or Period	$139,543,574	$128,169,119	$98,934,321	$89,219,457	$86,410,717	$61,106,107	$190,072,285	$162,311,709

Undistributed/Accumulated Net Investment Income (Loss)	$709,502	$233,651	$112,390	$(123,728)	$(31,582)	$(6,156)	$1,173,017	$462,889

(1)	Class A shares were converted to Class P shares on July 2, 2010 (see Note 1 in Notes to Financial Statements).

(2)	Unaudited.
See Notes to Financial Statements

PACIFIC LIFE FUNDS
STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	PL Main Street Core		PL Mid-Cap Equity		PL Mid-Cap Growth		PL Small-Cap Growth
	Fund (1)		Fund (1)		Fund (1)		Fund (1)
	Six-Month		Six-Month		Six-Month		Six-Month
	Period Ended		Period Ended		Period Ended		Period Ended
	September 30,	Year Ended	September 30,	Year Ended	September 30,	Year Ended	September 30,	Year Ended
	2010 (2)	March 31, 2010	2010 (2)	March 31, 2010	2010 (2)	March 31, 2010	2010 (2)	March 31, 2010

OPERATIONS
Net investment income (loss)	$563,582	$1,046,278	$613,686	$367,394	$88,795	$(175,601)	$(88,982)	$(190,619)
Net realized gain (loss)	2,700,137	(14,377,544)	3,582,164	2,654,681	2,771,636	2,074,733	699,002	64,515
Net change in unrealized appreciation (depreciation)	(4,536,921)	56,194,577	(702,062)	35,083,900	2,570,337	17,555,720	72,831	11,316,545

Net Increase (Decrease) in Net Assets Resulting from Operations	(1,273,202)	42,863,311	3,493,788	38,105,975	5,430,768	19,454,852	682,851	11,190,441

DISTRIBUTIONS TO SHAREHOLDERS
Net investment income
Class A	(95,654)	(1,045,156)	(47,048)	(432,366)	—	—	—	—
Net realized gains
Class A	—	—	—	—	(524,490)	(614,615)	—	—

Net Decrease in Net Assets Resulting from Dividends and Distributions to Shareholders	(95,654)	(1,045,156)	(47,048)	(432,366)	(524,490)	(614,615)	—	—

CAPITAL SHARE TRANSACTIONS
Proceeds from sale of shares
Class A	8,538,755	25,816,890	7,987,693	8,843,524	997,962	20,304,644	241,073	3,883,828
Class P	7,290,384	—	8,321,453	—	2,456,662	—	4,181,814	—
Dividends and distribution reinvestments
Class A	95,654	1,045,156	47,047	432,363	523,636	613,939	—	—
Cost of shares repurchased
Class A	(125,274)	(7,912,859)	(3,190,726)	(4,434,390)	(5,043,424)	(3,637,248)	(2,114,592)	(13,429,355)
Class P	(27,145,661)	—	(1,244,972)	—	(6,200,233)	—	(73,629)	—
Share class conversions
Class A (1)	(136,507,682)	—	(96,440,538)	—	(48,202,865)	—	(21,274,966)	—
Class P (1)	136,507,682	—	96,440,538	—	48,202,865	—	21,274,966	—

Net Increase (Decrease) in Net Assets from Capital Share Transactions	(11,346,142)	18,949,187	11,920,495	4,841,497	(7,265,397)	17,281,335	2,234,666	(9,545,527)

NET INCREASE (DECREASE) IN NET ASSETS	(12,714,998)	60,767,342	15,367,235	42,515,106	(2,359,119)	36,121,572	2,917,517	1,644,914

NET ASSETS
Beginning of Year or Period	146,028,412	85,261,070	101,650,153	59,135,047	54,994,269	18,872,697	25,691,397	24,046,483

End of Year or Period	$133,313,414	$146,028,412	$117,017,388	$101,650,153	$52,635,150	$54,994,269	$28,608,914	$25,691,397

Undistributed/Accumulated Net Investment Income (Loss)	$562,241	$94,313	$612,808	$46,170	$80,499	$(8,296)	$(90,937)	$(1,955)

(1)	Class A shares were converted to Class P shares on July 2, 2010 (see Note 1 in Notes to Financial Statements).

(2)	Unaudited.
See Notes to Financial Statements

PACIFIC LIFE FUNDS
STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	PL Small-Cap Value		PL Real Estate		PL Emerging Markets		PL International Large-Cap
	Fund (1)		Fund (1)		Fund (1)		Fund (1)
	Six-Month		Six-Month		Six-Month		Six-Month
	Period Ended		Period Ended		Period Ended		Period Ended
	September 30,	Year Ended	September 30,	Year Ended	September 30,	Year Ended	September 30,	Year Ended
	2010 (2)	March 31, 2010	2010 (2)	March 31, 2010	2010 (2)	March 31, 2010	2010 (2)	March 31, 2010

OPERATIONS
Net investment income	$433,296	$600,102	$163,283	$513,836	$356,469	$229,192	$944,632	$1,115,334
Net realized gain (loss)	1,081,631	(4,303,623)	2,043,755	(6,918,840)	1,930,107	(711,695)	(2,834,776)	(6,136,387)
Net change in unrealized appreciation	1,177,814	18,077,190	805,209	26,784,376	3,719,132	23,987,304	4,483,895	39,313,505

Net Increase in Net Assets Resulting from Operations	2,692,741	14,373,669	3,012,247	20,379,372	6,005,708	23,504,801	2,593,751	34,292,452

DISTRIBUTIONS TO SHAREHOLDERS
Net investment income
Class A	(68,741)	(491,572)	(68,821)	(485,508)	—	(243,918)	(926,192)	(975,278)

Net Decrease in Net Assets Resulting from Dividends and Distributions to Shareholders	(68,741)	(491,572)	(68,821)	(485,508)	—	(243,918)	(926,192)	(975,278)

CAPITAL SHARE TRANSACTIONS
Proceeds from sale of shares
Class A	1,360,677	4,741,243	179,622	5,319,973	763,496	5,677,562	11,388,585	20,864,545
Class P	22,488,181	—	2,914,356	—	2,922,858	—	6,996,628	—
Dividends and distribution reinvestments
Class A	68,740	491,572	68,818	485,465	—	243,918	925,856	975,153
Cost of shares repurchased
Class A	(1,398,444)	(7,959,638)	(3,964,447)	(10,121,953)	(95,644)	(12,289,022)	(1,280,976)	(12,278,526)
Class P	(333,511)	—	(2,505,135)	—	(4,709,749)	—	(7,764,199)	—
Share class conversions
Class A (1)	(35,260,361)	—	(31,360,853)	—	(45,487,862)	—	(105,495,716)	—
Class P(1)	35,260,361	—	31,360,853	—	45,487,862	—	105,495,716	—

Net Increase (Decrease) in Net Assets from Capital Share Transactions	22,185,643	(2,726,823)	(3,306,786)	(4,316,515)	(1,119,039)	(6,367,542)	10,265,894	9,561,172

NET INCREASE (DECREASE) IN NET ASSETS	24,809,643	11,155,274	(363,360)	15,577,349	4,886,669	16,893,341	11,933,453	42,878,346

NET ASSETS
Beginning of Year or Period	38,173,168	27,017,894	36,352,026	20,774,677	47,713,620	30,820,279	108,002,202	65,123,856

End of Year or Period	$62,982,811	$38,173,168	$35,988,666	$36,352,026	$52,600,289	$47,713,620	$119,935,655	$108,002,202

Undistributed/Accumulated Net Investment Income (Loss)	$442,695	$78,140	$117,848	$23,386	$349,238	$(7,231)	$942,104	$923,664

(1)	Class A shares were converted to Class P shares on July 2, 2010 (see Note 1 in Notes to Financial Statements).

(2)	Unaudited.
See Notes to Financial Statements

PACIFIC LIFE FUNDS
STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	PL International Value
	Fund (1)
	Six-Month
	Period Ended
	September 30,	Year Ended
	2010 (2)	March 31, 2010

OPERATIONS
Net investment income	$1,067,615	$1,848,094
Net realized loss	(2,163,673)	(25,094,512)
Net change in unrealized appreciation (depreciation)	(1,173,913)	57,686,947

Net Increase (Decrease) in Net Assets Resulting from Operations	(2,269,971)	34,440,529

DISTRIBUTIONS TO SHAREHOLDERS
Net investment income
Class A	(468,259)	(1,330,371)

Net Decrease in Net Assets Resulting from Dividends and Distributions to Shareholders	(468,259)	(1,330,371)

CAPITAL SHARE TRANSACTIONS
Proceeds from sale of shares
Class A	10,276,598	17,693,878
Class P	4,658,220	—
Dividends and distribution reinvestments
Class A	468,104	1,329,963
Cost of shares repurchased
Class A	(1,331,608)	(44,454,169)
Class P	(14,947,221)	—
Share class conversions
Class A (1)	(80,620,211)	—
Class P(1)	80,620,211	—

Net Decrease in Net Assets from Capital Share Transactions	(875,907)	(25,430,328)

NET INCREASE (DECREASE) IN NET ASSETS	(3,614,137)	7,679,830

NET ASSETS
Beginning of Year or Period	86,283,933	78,604,103

End of Year or Period	$82,669,796	$86,283,933

Undistributed Net Investment Income	$902,047	$302,691

(1)	Class A shares were converted to Class P shares on July 2, 2010 (see Note 1 in Notes to Financial Statements).

(2)	Unaudited.
See Notes to Financial Statements

PACIFIC LIFE FUNDS
STATEMENT OF CASH FLOWS (1)
FOR THE SIX-MONTH PERIOD ENDED SEPTEMBER 30, 2010

PL Floating
Rate Loan
Fund
CASH FLOWS FROM OPERATING ACTIVITIES:
Net increase in net assets from operations	$640,223
Adjustments to reconcile net increase in net assets from operations to net cash used in operating activities:
Purchases of long-term securities	(46,323,853)
Proceeds from disposition of long-term securities	29,071,915
Proceeds of short-term securities, net	1,472,264
Decrease in receivable for securities sold	2,399,939
Decrease in dividends and interest receivable	29,282
Decrease in due from adviser	14,817
Decrease in prepaid expense and other assets	1,304
Decrease in payable for securities purchased	(1,110,286)
Increase in accrued advisory fees	2,611
Decrease in accrued administration fees	(4,943)
Decrease in accrued support service expenses	(2,592)
Decrease in accrued custodian fees and expenses	(1,462)
Decrease in accrued legal, audit and tax service fees	(2,952)
Increase in deferred trustee compensation and expenses	43
Decrease in distribution and/or service fees	(2,517)
Decrease in accrued transfer agency out-of-pocket expenses	(105)
Decrease in accrued other liabilities	(2,794)
Net amortization on investments	(510,205)
Net realized gain on investment security transactions	(115,816)
Change in net unrealized depreciation on investments securities	748,859

Net cash flow used in operating activities	(13,696,268)

CASH FLOWS FROM FINANCING ACTIVITIES: (2)
Proceeds from shares sold	14,607,500
Payment of shares redeemed	(871,434)

Net cash flow provided by financing activities	13,736,066

NET INCREASE IN CASH	39,798

CASH:
Beginning of the period	4,440

End of the period	$44,238

(1)	Information on financial transactions which have been settled through the receipt or disbursement of cash is presented in the Statement of Cash Flows. The cash amount shown in the Statement of Cash Flows is the amount included within the Statement of Assets and Liabilities and includes cash on hand at its custodian bank and does not include any short-term investments. The PL Floating Rate Loan Fund has not met the exemption criteria under the Financial Accounting Standards Board Accounting Standards Codification Topic 230, Statement of Cash Flows, and therefore includes a Statement of Cash Flows. All other funds have met the exemption criteria.

(2)	Non-cash financing activities include reinvestment of dividends of $576,673.
See Notes to Financial Statements

PACIFIC LIFE FUNDS
FINANCIAL HIGHLIGHTS (1)
Selected per share, ratios and supplemental data for each year or period were as follows:

		Investment Activities			Distributions				Ratios/Supplemental Data
											Ratios of	Ratios of
					Distributions					Net assets,	Expenses After	Expenses Before	Ratios of Net
	Net Asset Value,		Net Realized	Total from	from Net	Distributions		Net Asset Value,		End of	Expense Reductions	Expense Reductions	Investment Income	Portfolio
	Beginning of	Net Investment	And Unrealized	Investment	Investment	from	Total	End of		Year or Period	to Average	to Average Net	To Average Net	Turnover
For each Year or Period	Year or Period	Income (2)	Gain (Loss)	Operations	Income	Capital Gains	Distributions	Year or Period	Total Returns (3)	(in thousands)	Net Assets (4), (5)	Assets (5)	Assets (5)	Rates

PL Floating Rate Loan Fund
4/1/2010 — 9/30/2010 (6)	$9.88	$0.21	$(0.13)	$0.08	$(0.10)	$—	$(0.10)	$9.86	0.80%	$67,530	1.03%	1.25%	4.22%	52.04%
4/1/2009 — 3/31/2010	8.18	0.45	1.70	2.15	(0.45)	—	(0.45)	9.88	26.70%	53,122	1.30%	1.54%	4.78%	118.03%
6/30/2008 — 3/31/2009	10.00	0.39	(1.82)	(1.43)	(0.39)	—	(0.39)	8.18	(14.37%)	27,811	1.30%	1.53%	5.90%	56.30%

PL Inflation Managed Fund
4/1/2010 — 9/30/2010 (6)	$10.10	$0.12	$0.64	$0.76	$(0.12)	$—	$(0.12)	$10.74	7.62%	$177,611	0.74%	0.95%	2.26%	221.64%
4/1/2009 — 3/31/2010	9.59	0.29	0.62	0.91	(0.40)	—	(0.40)	10.10	9.68%	149,453	0.95%	1.21%	2.90%	299.61%
4/1/2008 — 3/31/2009	11.08	0.39	(0.80)	(0.41)	(0.41)	(0.67)	(1.08)	9.59	(3.85%)	81,266	1.01%	1.35%	3.94%	745.76%
4/1/2007 — 3/31/2008	10.13	0.49	0.95	1.44	(0.49)	—	(0.49)	11.08	14.80%	122,386	1.15%	1.49%	4.77%	474.46%
4/1/2006 — 3/31/2007	10.00	0.26	0.14	0.40	(0.27)	—	(0.27)	10.13	4.15%	82,340	1.39%	1.78%	2.60%	356.40%
4/1/2005 — 3/31/2006	10.51	0.33	(0.36)	(0.03)	(0.47)	(0.01)	(0.48)	10.00	(0.44%)	66,103	1.55%	1.89%	3.21%	188.82%

PL Managed Bond Fund
4/1/2010 — 9/30/2010 (6)	$10.75	$0.12	$0.56	$0.68	$(0.11)	$(0.10)	$(0.21)	$11.22	6.40%	$298,305	0.74%	0.94%	2.19%	170.45%
4/1/2009 — 3/31/2010	9.70	0.30	1.48	1.78	(0.50)	(0.23)	(0.73)	10.75	18.68%	235,957	0.95%	1.22%	2.86%	351.53%
4/1/2008 — 3/31/2009	10.73	0.43	(0.45)	(0.02)	(0.55)	(0.46)	(1.01)	9.70	0.07%	137,724	1.01%	1.30%	4.36%	441.01%
4/1/2007 — 3/31/2008	10.16	0.42	0.53	0.95	(0.37)	(0.01)	(0.38)	10.73	9.44%	175,800	1.15%	1.50%	4.05%	424.71%
4/1/2006 — 3/31/2007	9.98	0.35	0.22	0.57	(0.39)	—	(0.39)	10.16	5.90%	101,940	1.39%	1.82%	3.49%	477.64%
4/1/2005 — 3/31/2006	10.03	0.29	(0.07)	0.22	(0.27)	—	(0.27)	9.98	2.19%	68,825	1.55%	2.00%	2.84%	534.38%

PL Short Duration Bond Fund
4/1/2010 — 9/30/2010 (6)	$10.00	$0.05	$0.09	$0.14	$(0.03)	$—	$(0.03)	$10.11	1.37%	$90,647	0.74%	0.95%	1.06%	51.77%
4/1/2009 — 3/31/2010	9.69	0.18	0.33	0.51	(0.20)	—	(0.20)	10.00	5.27%	75,674	0.95%	1.22%	1.84%	167.12%
4/1/2008 — 3/31/2009	10.22	0.32	(0.25)	0.07	(0.31)	(0.29)	(0.60)	9.69	0.75%	47,355	1.02%	1.26%	3.20%	146.36%
4/1/2007 — 3/31/2008	9.81	0.35	0.41	0.76	(0.35)	—	(0.35)	10.22	7.86%	83,683	1.15%	1.42%	3.48%	41.74%
4/1/2006 — 3/31/2007	9.76	0.32	0.04	0.36	(0.31)	—	(0.31)	9.81	3.76%	66,823	1.39%	1.75%	3.28%	77.84%
4/1/2005 — 3/31/2006	9.85	0.19	(0.09)	0.10	(0.19)	—	(0.19)	9.76	1.03%	44,945	1.55%	1.93%	1.97%	91.81%

PL Comstock Fund
4/1/2010 — 9/30/2010 (6)	$10.69	$0.06	$(0.32)	$(0.26)	$(0.02)	$—	$(0.02)	$10.41	(2.43%)	$139,544	1.10%	1.25%	1.12%	11.91%
4/1/2009 — 3/31/2010	6.95	0.09	3.74	3.83	(0.09)	—	(0.09)	10.69	55.34%	128,169	1.30%	1.51%	0.93%	27.65%
4/1/2008 — 3/31/2009	11.84	0.16	(4.89)	(4.73)	(0.16)	—	(0.16)	6.95	(40.11%)	74,862	1.37%	1.58%	1.68%	59.96%
4/1/2007 — 3/31/2008	14.11	0.15	(1.95)	(1.80)	(0.12)	(0.35)	(0.47)	11.84	(13.16%)	124,271	1.50%	1.77%	1.09%	23.28%
4/1/2006 — 3/31/2007	12.92	0.12	1.55	1.67	(0.11)	(0.37)	(0.48)	14.11	13.21%	83,788	1.74%	2.11%	0.92%	40.11%
4/1/2005 — 3/31/2006	12.58	0.10	0.83	0.93	(0.06)	(0.53)	(0.59)	12.92	7.62%	62,447	1.90%	2.25%	0.79%	22.40%

PL Growth LT Fund
4/1/2010 — 9/30/2010 (6)	$11.21	$0.03	$(0.16)	$(0.13)	$—	$—	$—	$11.08	(1.16%)	$98,934	0.90%	1.08%	0.53%	25.21%
4/1/2009 — 3/31/2010	7.74	0.02	3.60	3.62	(0.15)	—	(0.15)	11.21	47.26%	89,219	1.10%	1.37%	0.19%	60.31%
4/1/2008 — 3/31/2009	12.63	0.03	(4.63)	(4.60)	—	(0.29)	(0.29)	7.74	(37.27%)	74,158	1.15%	1.42%	0.32%	80.89%
4/1/2007 — 3/31/2008	13.10	0.05	(0.22)	(0.17)	(0.05)	(0.25)	(0.30)	12.63	(1.55%)	77,196	1.30%	1.66%	0.36%	81.50%
4/1/2006 — 3/31/2007	12.23	(0.01)	0.98	0.97	—	(0.10)	(0.10)	13.10	7.95%	61,954	1.54%	1.95%	(0.08%)	37.99%
4/1/2005 — 3/31/2006	10.64	(0.05)	1.64	1.59	—	—	—	12.23	14.94%	43,733	1.70%	2.15%	(0.44%)	69.48%

See Notes to Financial Statements	See explanation of references on C-4

PACIFIC LIFE FUNDS
FINANCIAL HIGHLIGHTS (Continued) (1)
Selected per share, ratios and supplemental data for each year or period were as follows:

		Investment Activities					Distributions									Ratios/Supplemental Data
																		Ratios of	Ratios of
							Distributions										Net assets,	Expenses After	Expenses Before	Ratios of Net
	Net Asset Value,				Net Realized	Total from	from Net			Distributions					Net Asset Value,		End of	Expense Reductions	Expense Reductions	Investment Income (Loss)		Portfolio
	Beginning of	Net Investment			and Unrealized	Investment	Investment			from		Total			End of		Year or Period	to Average	to Average Net	to Average Net		Turnover
For each Year or Period	Year or Period	Income (Loss) (2)			Gain (Loss)	Operations	Income			Capital Gains		Distributions			Year or Period	Total Returns (3)	(in thousands)	Net Assets (4), (5)	Assets (5)	Assets (5)		Rates

PL Large-Cap Growth Fund (7)
4/1/2010 — 09/30/2010 (6)	$7.71	$	(—	)(8)	$0.09	$0.09		$—		$—			$—		$7.80	1.17%	$86,411	1.05%	1.24%	(0.08%)		46.19%
4/1/2009 — 3/31/2010	5.44		(0.03)		2.30	2.27		—		—			—		7.71	41.73%	61,106	1.28%	1.59%	(0.38%)		115.83%
4/1/2008 — 3/31/2009	9.24		(0.05)		(3.75)	(3.80)		—		—			—		5.44	(41.13%)	16,515	1.37%	1.81%	(0.61%)		179.61%
4/1/2007 — 3/31/2008	9.43		(0.08)		(0.11)	(0.19)		—		—			—		9.24	(2.01%)	26,235	1.50%	1.92%	(0.79%)		178.83%
4/1/2006 — 3/31/2007	10.85		(0.09)		(0.40)	(0.49)		—		(0.93)			(0.93)		9.43	(3.80%)	29,713	1.73%	2.43%	(0.93%)		147.66%
4/1/2005 — 3/31/2006	10.14		(0.07)		0.78	0.71		—		—			—		10.85	7.00%	19,366	1.90%	2.58%	(0.62%)		160.96%

PL Large-Cap Value Fund
4/1/2010 — 09/30/2010 (6)	$10.42		$0.07		$(0.42)	$(0.35)		$(0.03)		$—			$(0.03)		$10.04	(3.35%)	$190,072	0.99%	1.13%	1.40%		7.38%
4/1/2009 — 3/31/2010	7.35		0.14		3.07	3.21		(0.14)		—			(0.14)		10.42	43.79%	162,312	1.20%	1.38%	1.52%		16.28%
4/1/2008 — 3/31/2009	11.59		0.16		(4.27)	(4.11)		(0.12)		(0.01)			(0.13)		7.35	(35.61%)	62,931	1.25%	1.48%	1.63%		38.49%
4/1/2007 — 3/31/2008	13.03		0.10		(1.21)	(1.11)		(0.08)		(0.25)			(0.33)		11.59	(8.80%)	68,901	1.40%	1.69%	0.79%		24.35%
4/1/2006 — 3/31/2007	12.67		0.06		1.37	1.43		(0.04)		(1.03)			(1.07)		13.03	12.09%	56,601	1.63%	2.05%	0.50%		19.58%
4/1/2005 — 3/31/2006	11.30		0.02		1.38	1.40		(0.03)		(—	)(8)		(0.03)		12.67	12.47%	34,459	1.80%	2.25%	0.20%		77.07%

PL Main Street Core Fund
4/1/2010 — 09/30/2010 (6)	$9.00		$0.04		$(0.08)	$(0.04)		$(0.01)		$—			$(0.01)		$8.95	(0.49%)	$133,313	0.81%	0.98%	0.83%		33.35%
4/1/2009 — 3/31/2010	6.11		0.07		2.89	2.96		(0.07)		—			(0.07)		9.00	48.57%	146,028	1.00%	1.23%	0.89%		130.37%
4/1/2008 — 3/31/2009	9.91		0.09		(3.81)	(3.72)		(0.08)		—			(0.08)		6.11	(37.66%)	85,261	1.06%	1.41%	1.07%		101.22%
4/1/2007 — 3/31/2008	11.46		0.08		(0.94)	(0.86)		(0.08)		(0.61)			(0.69)		9.91	(8.29%)	111,936	1.20%	1.50%	0.69%		126.84%
4/1/2006 — 3/31/2007	10.67		0.05		0.92	0.97		(0.03)		(0.15)			(0.18)		11.46	9.23%	87,136	1.43%	1.88%	0.54%		107.36%
9/30/2005 — 3/31/2006	10.00		0.01		0.67	0.68		(0.01)		—			(0.01)		10.67	6.85%	53,930	1.60%	2.00%	0.29%		42.30%

PL Mid-Cap Equity Fund (9)
4/1/2010 — 9/30/2010 (6)	$8.66		$0.05		$0.18	$0.23	$	(—	)(8)	$—		$	(—	)(8)	$8.89	2.71%	$117,017	0.99%	1.15%	1.08%		39.80%
4/1/2009 — 3/31/2010	5.33		0.03		3.34	3.37		(0.04)		—			(0.04)		8.66	63.29%	101,650	1.20%	1.41%	0.44%		74.00%
4/1/2008 — 3/31/2009	8.92		0.07		(3.58)	(3.51)		(0.08)		(—	)(8)		(0.08)		5.33	(39.44%)	59,135	1.26%	1.52%	1.01%		82.26%
4/1/2007 — 3/31/2008	11.62		0.06		(1.61)	(1.55)		(0.03)		(1.12)			(1.15)		8.92	(14.81%)	85,208	1.40%	1.69%	0.55%		70.09%
4/1/2006 — 3/31/2007	10.54		(—	)(8)	1.51	1.51		—		(0.43)			(0.43)		11.62	14.80%	71,181	1.60%	2.01%	(—%	)(8)	74.07%
4/1/2005 — 3/31/2006	9.90		(0.02)		1.30	1.28		(0.01)		(0.63)			(0.64)		10.54	13.11%	23,992	1.80%	2.44%	(0.16%)		112.93%

PL Mid-Cap Growth Fund
4/1/2010 — 09/30/2010 (6)	$8.41		$0.01		$0.96	$0.97		$—		$(0.08)			$(0.08)		$9.30	11.74%	$52,635	1.06%	1.27%	0.34%		23.49%
4/1/2009 — 3/31/2010	4.98		(0.03)		3.56	3.53		—		(0.10)			(0.10)		8.41	70.89%	54,994	1.25%	1.53%	(0.42%)		31.79%
4/1/2008 — 3/31/2009	9.31		(0.05)		(3.57)	(3.62)		—		(0.71)			(0.71)		4.98	(40.02%)	18,873	1.34%	1.80%	(0.60%)		47.92%
4/1/2007 — 3/31/2008	10.93		(0.02)		0.66	0.64		—		(2.26)			(2.26)		9.31	3.48%	50,189	1.45%	1.80%	(0.19%)		77.63%
4/1/2006 — 3/31/2007	11.67		(0.07)		0.31	0.24		—		(0.98)			(0.98)		10.93	2.64%	63,462	1.68%	2.08%	(0.64%)		60.08%
4/1/2005 — 3/31/2006	8.93		(0.11)		2.85	2.74		—		—			—		11.67	30.68%	39,980	1.85%	2.29%	(1.04%)		107.64%

PL Small-Cap Growth Fund (10)
4/1/2010 — 9/30/2010 (6)	$9.41		$(0.03)		$0.21	$0.18		$—		$—			$—		$9.59	1.91%	$28,609	0.95%	1.26%	(0.71)%		33.50%
4/1/2009 — 3/31/2010	5.88		(0.06)		3.59	3.53		—		—			—		9.41	60.03%	25,691	1.15%	1.56%	(0.81%)		87.50%
4/1/2008 — 3/31/2009	9.12		(0.07)		(3.17)	(3.24)		—		—			—		5.88	(35.53%)	24,046	1.28%	1.71%	(0.96%)		72.93%
4/1/2007 — 3/31/2008	11.24		(0.12)		(0.62)	(0.74)		—		(1.38)			(1.38)		9.12	(8.81%)	37,258	1.55%	1.90%	(1.07%)		163.56%
4/1/2006 — 3/31/2007	11.22		(0.08)		0.11	0.03		—		(0.01)			(0.01)		11.24	0.28%	41,378	1.78%	2.24%	(0.74%)		52.87%
4/1/2005 — 3/31/2006	11.78		(0.10)		1.62	1.52		—		(2.08)			(2.08)		11.22	15.01%	24,218	1.95%	2.95%	(0.99%)		132.27%

See Notes to Financial Statements	See explanation of references on C-4

PACIFIC LIFE FUNDS
FINANCIAL HIGHLIGHTS (Continued) (1)
Selected per share, ratios and supplemental data for each year or period were as follows:

		Investment Activities				Distributions						Ratios/Supplemental Data
														Ratios of	Ratios of
						Distributions							Net assets,	Expenses After	Expenses Before	Ratios of Net
	Net Asset Value,			Net Realized	Total from	from Net		Distributions			Net Asset Value,		End of	Expense Reductions	Expense Reductions	Investment Income (Loss)	Portfolio
	Beginning of	Net Investment		and Unrealized	Investment	Investment		from		Total	End of		Year or Period	to Average	to Average Net	to Average Net	Turnover
For each Year or Period	Year or Period	Income (Loss) (2)		Gain (Loss)	Operations	Income		Capital Gains		Distributions	Year or Period	Total Returns (3)	(in thousands)	Net Assets (4), (5)	Assets (5)	Assets (5)	Rates

PL Small-Cap Value Fund
4/1/2010 — 9/30/2010 (6)	$8.57	$0.08		$0.21	$0.29	$(0.02)		$—		$(0.02)	$8.84	3.35%	$62,983	1.06%	1.21%	1.87%	12.69%
4/1/2009 — 3/31/2010	5.49	0.13		3.06	3.19	(0.11)		—		(0.11)	8.57	58.28%	38,173	1.30%	1.58%	1.82%	31.57%
4/1/2008 — 3/31/2009	8.80	0.16		(3.34)	(3.18)	(0.13)		—		(0.13)	5.49	(36.39%)	27,018	1.34%	1.73%	2.21%	47.41%
6/29/2007 — 3/31/2008	10.00	0.10		(1.24)	(1.14)	(0.06)		—		(0.06)	8.80	(11.47%)	19,112	1.50%	2.07%	1.46%	17.98%
PL Real Estate Fund
4/1/2010 — 9/30/2010 (6)	$9.24	$0.04		$0.81	$0.85	$(0.02)		$—		$(0.02)	$10.07	9.22%	$35,989	1.25%	1.48%	0.93%	15.57%
4/1/2009 — 3/31/2010	4.60	0.12		4.64	4.76	(0.12)		—		(0.12)	9.24	104.32%	36,352	1.45%	1.76%	1.68%	26.55%
4/1/2008 — 3/31/2009	11.25	0.15		(6.65)	(6.50)	(0.15	)(11)	—		(0.15)	4.60	(58.24%)	20,775	1.51%	1.89%	1.79%	42.37%
4/1/2007 — 3/31/2008	14.94	0.13		(2.77)	(2.64)	(0.18)		(0.87)		(1.05)	11.25	(18.03%)	37,872	1.65%	2.03%	1.02%	34.98%
4/1/2006 — 3/31/2007	12.89	0.04		3.01	3.05	(0.05)		(0.95)		(1.00)	14.94	24.19%	31,504	1.89%	2.42%	0.27%	36.83%
4/1/2005 — 3/31/2006	9.39	0.05		3.70	3.75	(0.17)		(0.08)		(0.25)	12.89	40.43%	25,552	2.05%	2.76%	0.41%	9.81%
PL Emerging Markets Fund
4/1/2010 — 9/30/2010 (6)	$12.19	$0.09		$1.52	$1.61	$—		$—		$—	$13.80	13.21%	$52,600	1.15%	1.71%	1.50%	18.20%
4/1/2009 — 3/31/2010	6.54	0.06		5.66	5.72	(0.07)		—		(0.07)	12.19	87.45%	47,714	1.35%	2.15%	0.57%	55.24%
4/1/2008 — 3/31/2009	13.58	0.11		(5.39)	(5.28)	(0.07)		(1.69)		(1.76)	6.54	(42.31%)	30,820	1.42%	2.34%	1.18%	61.50%
4/1/2007 — 3/31/2008	13.01	0.07		2.32	2.39	(0.05)		(1.77)		(1.82)	13.58	17.21%	47,633	1.55%	2.38%	0.46%	60.20%
4/1/2006 — 3/31/2007	12.00	0.06		1.56	1.62	(0.05)		(0.56)		(0.61)	13.01	14.49%	51,376	1.78%	2.81%	0.49%	58.31%
9/30/2005 — 3/31/2006	10.00	0.08		2.00	2.08	(0.08)		(—	)(8)	(0.08)	12.00	20.94%	33,476	1.95%	5.53%	1.88%	41.88%
PL International Large-Cap Fund
4/1/2010 — 9/30/2010 (6)	$13.83	$0.11		$0.09	$0.20	$(0.11)		$—		$(0.11)	$13.92	1.55%	$119,936	1.19%	1.44%	1.76%	15.22%
4/1/2009 — 3/31/2010	9.17	0.16		4.64	4.80	(0.14)		—		(0.14)	13.83	52.64%	108,002	1.40%	1.72%	1.26%	24.61%
4/1/2008 — 3/31/2009	15.55	0.17		(6.37)	(6.20)	(0.06)		(0.12)		(0.18)	9.17	(40.24%)	65,124	1.46%	1.82%	1.39%	25.95%
4/1/2007 — 3/31/2008	16.64	0.19		(0.34)	(0.15)	(0.15)		(0.79)		(0.94)	15.55	(1.17%)	96,049	1.60%	1.99%	1.18%	28.23%
4/1/2006 — 3/31/2007	15.45	0.28		2.49	2.77	(0.30)		(1.28)		(1.58)	16.64	18.70%	76,806	1.84%	2.38%	1.77%	47.87%
4/1/2005 — 3/31/2006	12.83	(—	)(8)	2.89	2.89	(0.04)		(0.23)		(0.27)	15.45	22.72%	52,728	2.00%	2.79%	(0.03%)	63.12%
PL International Value Fund (12)
4/1/2010 — 9/30/2010 (6)	$9.19	$0.11		$(0.36)	$(0.25)	$(0.04)		$—		$(0.04)	$8.90	(2.59%)	$82,670	1.00%	1.27%	2.67%	46.81%
4/1/2009 — 3/31/2010	6.14	0.19		3.00	3.19	(0.14)		—		(0.14)	9.19	52.10%	86,284	1.20%	1.56%	2.28%	59.92%
4/1/2008 — 3/31/2009	12.82	0.26		(6.72)	(6.46)	(0.22)		(—	)(8)	(0.22)	6.14	(50.74%)	78,604	1.27%	1.58%	2.82%	31.43%
4/1/2007 — 3/31/2008	14.39	0.22		(1.38)	(1.16)	(0.13)		(0.28)		(0.41)	12.82	(8.27%)	124,055	1.40%	1.72%	1.50%	17.40%
4/1/2006 — 3/31/2007	15.30	0.16		2.48	2.64	(0.14)		(3.41)		(3.55)	14.39	18.40%	77,127	1.64%	2.08%	1.04%	108.86%
4/1/2005 — 3/31/2006	13.22	0.14		2.19	2.33	(0.08)		(0.17)		(0.25)	15.30	17.85%	57,657	1.80%	2.28%	0.99%	55.25%

See Notes to Financial Statements	See explanation of references on C-4

PACIFIC LIFE FUNDS
FINANCIAL HIGHLIGHTS (Continued)
Selected per share, ratios and supplemental data for each year or period were as follows:
Explanation of References

(1)	The Underlying Funds currently offer Class P shares only. Effective July 2, 2010, all Class A Shares of the Underlying Funds were converted to Class P Shares. Performance information prior to the conversion pertains to Class A shares and reflects the fees and expenses associated with that share class.

(2)	Net investment income (loss) per share has been calculated using the average shares method with the exception of the PL Main Street Core and PL Emerging Markets Funds for the fiscal year ended March 31, 2007 and the period ended March 31, 2006.

(3)	The total returns include reinvestment of all dividends and capital gain distributions, if any, and do not include deductions of any applicable sales charges. Total returns are not annualized for periods less than one full year.

(4)	The ratios of expenses after expense reductions to average net assets are after any adviser expense reimbursements as discussed in Note 5 in Notes to the Financial Statements.

(5)	The ratios are annualized for periods of less than one full year.

(6)	Unaudited.

(7)	Prior to January 1, 2006, the PL Large-Cap Growth Fund was named the PF AIM Blue Chip Fund.

(8)	Amount represents less than $0.005 per share or less than 0.005%.

(9)	Prior to July 1, 2008, the PL Mid-Cap Equity Fund was named PL Mid-Cap Value Fund.

(10)	Prior to October 1, 2005, the PL Small-Cap Growth Fund was named the PF AIM Aggressive Growth Fund.

(11)	Includes return of capital distribution of $0.01 per share.

(12)	Prior to May 1, 2006, the PL International Value Fund was named PF Lazard International Value Fund.
See Notes to Financial Statements

PACIFIC LIFE FUNDS
NOTES TO FINANCIAL STATEMENTS
(Unaudited)
1. ORGANIZATION
     Pacific Life Funds (the “Trust”) is a Delaware statutory trust, which was formed on May 21, 2001, and is registered under the Investment Company Act of 1940 (“1940 Act”), as amended, as an open-end management investment company, and as of September 30, 2010, was comprised of twenty-three separate funds, seventeen of which are covered by this report (each individually, a “Fund”, and collectively the “Funds” or “Underlying Funds”): PL Floating Rate Loan Fund, PL Inflation Managed Fund, PL Managed Bond Fund, PL Short Duration Bond Fund, PL Comstock Fund, PL Growth LT Fund, PL Large-Cap Growth Fund, PL Large-Cap Value Fund, PL Main Street® Core Fund (Main Street is a registered trademark of OppenheimerFunds, Inc.), PL Mid-Cap Equity Fund, PL Mid-Cap Growth Fund, PL Small-Cap Growth Fund, PL Small-Cap Value Fund, PL Real Estate Fund, PL Emerging Markets Fund, PL International Large-Cap Fund, and PL International Value Fund.
     Effective July 2, 2010, all Class A shares of the Underlying Funds were converted to Class P shares within the Trust. The Underlying Funds offer Class P shares only, which are offered at Net Asset Value (“NAV”). Presently, only the PL Portfolio Optimization Conservative Fund, PL Portfolio Optimization Moderate-Conservative Fund, PL Portfolio Optimization Moderate Fund, PL Portfolio Optimization Moderate-Aggressive Fund, and PL Portfolio Optimization Aggressive Fund (collectively, the “Portfolio Optimization Funds”), and the investment adviser and certain of its affiliates can invest in the Underlying Funds.
     The Portfolio Optimization Funds are not covered by this report. The accounting policies of the Portfolio Optimization Funds are outlined in the shareholder report for the Portfolio Optimization Funds and PL Money Market Fund which is available without charge by calling 1-800-722-2333, on the Trust’s website at http://www.PacificLife.com, on the Securities and Exchange Commission (the “SEC”) website at http://www.sec.gov, or at the SEC’s Public Reference Room in Washington D.C.
2. SIGNIFICANT ACCOUNTING POLICIES
     The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”) for investment companies. In preparing the financial statements, management is required to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Trust in the preparation of the financial statements.
     A. FUND VALUATION
     Each Fund is divided into shares. The price of a Fund’s shares is called NAV per share. The NAV forms the basis for all transactions involving buying, selling, exchanging or reinvesting shares. Each Fund’s NAV per share is calculated by taking the total fair value of a Fund’s assets (the value of the securities and other investments a Fund holds plus cash or other assets, including interest accrued but not yet received), subtracting a Fund’s liabilities (including accrued expenses, dividends payable and any borrowings of a Fund, and any other liabilities), and dividing by the total number of shares outstanding. The fair value of each security or other investment (each a “Holding” and collectively “Holdings”) is the amount which a Fund might reasonably expect to receive for the Holding upon its current sale in the ordinary course.
     Each Fund’s NAV per share is calculated once a day, every day the New York Stock Exchange (“NYSE”) is open, including days when foreign markets are closed. The value of each Fund (the NAV) is determined as of the time of the close of the NYSE, which is usually 4:00 p.m. Eastern Time.
     Each Fund’s NAV will not be calculated on days when the NYSE is closed. There may be a delay in calculating the NAV if: (i) the NYSE is closed on a day other than a regular holiday or weekend, (ii) trading on the NYSE is restricted, (iii) an emergency exists (as determined by the SEC, making the sale of securities or other instruments or determinations of NAV not practicable, or (iv) the SEC permits a delay for the protection of shareholders.
     For purposes of calculating the NAV:
     Money Market Instruments and Short-Term Holdings. Money market instruments and short-term Holdings maturing within 60 days are valued at amortized cost, which involves valuing a Holding at cost on the date of acquisition and thereafter assuming a constant accretion of a discount or amortization of a premium to maturity, regardless of the impact of fluctuating interest rates on the market value of the instrument. While this method provides consistency in valuation, (and may only be used if it approximates market value), it may result in periods during which value, as determined by amortized cost, is higher or lower than the price that would be received if the Fund sold the Holding. Fund Holdings in other funds for temporary cash purposes are valued at their respective NAVs.
     Domestic Equity Holdings. For domestic equity Holdings, the Trust normally uses the last reported sale price received shortly after the NYSE close and does not normally take into account trading, clearances or settlements that take place after the NYSE close.
     Foreign Equity Holdings. Foreign equity Holdings are normally priced using data reflecting the closing of the principal markets or market participants for those Holdings, which may be earlier than the NYSE close. The Trust then may adjust for market events, that occur between the close of certain foreign exchanges and the NYSE. The Trust has retained an independent statistical service approved by the Trust’s Board of Trustees (the “Board”) to assist in determining the value of certain foreign equity securities. This service utilizes proprietary computer models based on historical performance of markets and other considerations. Quotations of foreign Holdings in foreign currencies

PACIFIC LIFE FUNDS
NOTES TO FINANCIAL STATEMENTS (Continued)
(Unaudited)
and those valued using foreign currency rates are converted into U.S. dollar equivalents using a foreign exchange quotation from an approved source.
     Over the Counter (“OTC”) Holdings and Certain Equity Holdings. OTC Holdings, including options contracts and listed Holdings for which no sales are reported, are generally valued at the mean between the most recent bid and ask prices obtained from a quotation and valuation reporting system, from established market makers, or from broker-dealers. OTC swap contracts are generally valued by approved pricing and quotation services, which are based on evaluated prices determined from various observable market and other factors. Certain OTC swap contracts are valued by other pricing processes approved by the Board.
     Fixed Income Holdings, including Domestic and Foreign Holdings. Fixed income Holdings are generally valued using the mean between bid and ask prices provided by approved pricing and quotation services which are based on evaluated prices determined from various observable market and other factors. Certain bonds are valued by a benchmark, matrix, or other pricing processes approved by the Board.
     Fair Values Determined by the Board or a Valuation Committee Approved by the Board
     In the event a market quotation for a Holding is not available or reliable, such Holding will not be priced on the basis of quotes from the primary market in which it is traded. Rather, the Trust may value such Holding using alternate valuation methodologies, such as benchmark pricing, matrix pricing, options model pricing or other approved pricing formulas or processes. Valuations determined according to approved procedures may require subjective inputs about the value of such Holding. Under the Trust’s Procedures, the Board or its delegate (generally a valuation committee established by the Trust’s Advisor), may approve alternate valuation methodologies.
     In the event that: (1) market quotations are not readily available (i.e., approved pricing services do not provide a valuation for a particular Holding) or are deemed unreliable or inaccurate, (2) prices obtained through approved alternate pricing methodologies are deemed unreliable or inaccurate, or (3) events that could materially affect the NAV were to occur after the close of the principal market for a particular Holding but before the time as of which each Fund values its assets (generally the close of the NYSE), then the Board, a Board Valuation Committee, or a delegate of the Board, may value the holdings in good faith in accordance with the provisions of the 1940 Act. Such valuation may also require subjective inputs about the value of the Holding and may be more subjective than other pricing methods. While such valuations are intended to estimate the value a Fund might reasonably expect to receive upon the sale of a Holding in the ordinary course, such values may differ from the value that such Fund would actually realize if the Holding were sold.
     B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME
     Securities transactions are recorded on a trade date basis. Securities purchased or sold on a when-issued or delayed-delivery basis as well as certain loan transactions and mortgage securities (such as Government National Mortgage Association (“GNMA”) securities) may be settled a month or more after the trade date. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities are recorded as soon as a Fund is informed of the ex-dividend date or upon receipt of the dividend. A Fund’s estimated components of distributions received from real estate investment trusts may be considered return of capital distributions or capital gain distributions. Return of capital distributions are recorded as a reduction of cost of the related investments. Interest income is recorded on an accrual basis. Interest income includes coupon interest and amortization of premium and discount on debt securities. Accretion of discounts and amortization of premiums are recorded on a daily basis. Investment income is recorded net of foreign taxes withheld, if any. A Fund may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. A Fund will accrue such taxes and reclaims as applicable, based upon their current interpretation of tax rules and regulations that exist in the markets in which a Fund invests. Facility fees and other fees (such as origination fees) received from senior loans purchased (see Note 2F) by a Fund are amortized over the expected term of each applicable senior loan. Commitment fees received by a Fund relating to unfunded senior loan commitments are deferred and amortized to income over the period of the commitment. Consent fees, which are compensation for agreeing to changes in the terms of debt instruments, are included in interest income on the Statements of Operations when received. Realized gains and losses from securities transactions are recorded on the basis of identified cost, which is also used for Federal income tax purposes. Gains and losses realized on principal paydowns from mortgage- and asset-backed securities are recorded as interest income in the Statements of Operations.
     C. DISTRIBUTIONS TO SHAREHOLDERS
     Each Fund currently intends to distribute substantially all of its net investment income and realized capital gains, if any, at least annually, although distribution could occur more frequently if it is advantageous to the specific Fund and to its shareholders.
     Dividends on net investment income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. GAAP. These differences are primarily due to differing treatments for futures and options, foreign currency transactions, passive foreign investment companies, post-October losses, capital loss carryforwards, and losses deferred due to wash sales. Permanent book and tax differences relating to shareholder distributions will result in reclassifications of paid-in capital. Dividends and distributions paid to shareholders are recorded on the ex-dividend date.
     D. FOREIGN CURRENCY TRANSLATION
     Assets and liabilities initially expressed in non-U.S. currencies are translated into U.S. dollars based on the applicable exchange rates at the date of the last business day of the financial statement period. Purchases and sales of securities, interest income, dividends, and variation margin, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rates in effect on the transaction date.

PACIFIC LIFE FUNDS
NOTES TO FINANCIAL STATEMENTS (Continued)
(Unaudited)
     None of the Funds separately reports the effect of changes in foreign exchange rates from changes in market prices of securities held. Such changes are included with the net realized gain or loss and change in unrealized appreciation or depreciation on investment securities in the Statements of Operations. Other foreign currency transactions resulting in realized and unrealized gain or loss, if any, are reported separately as net realized gain or loss and change in unrealized appreciation or deprecation on foreign currencies in the Statements of Operations.
     E. EXPENSE ALLOCATION
     General expenses of the Trust are allocated to each Fund in proportion to its relative daily net assets. Expenses directly attributable to a particular Fund are charged directly to that Fund.
     F. INVESTMENTS AND RISKS
     General Investment Risks
     An investment in each Fund represents an indirect investment in the Holdings owned by that Fund. As with any mutual fund, the value of these Holdings may move up or down, and as a result, an investment in a Fund at any point in time may be worth more or less than the original investment.
     Investments in a Fund may be affected by general economic and market conditions, government and political events, investor perceptions, changes in interest rates and market liquidity. Events in the financial markets have the potential to cause increased volatility and uncertainty, which may impact the value of a Fund’s Holdings. Due to interdependencies between markets, events in one market may adversely impact other markets or issuers in unforeseen ways. As a result, the value of a Fund’s Holdings may be adversely affected by events in the markets, either directly or indirectly, and each Fund is exposed to potential decreases in the value of those Holdings. In addition, traditionally liquid investments may experience periods of diminished liquidity. Governmental and regulatory responses to market events may impair a manager’s ability to pursue certain investment techniques or strategies and may have unexpected consequences on particular markets, strategies, or investments. Future events may impact a Fund in unforeseen ways, leading a Fund to alter its existing strategies or, potentially, to liquidate and close.
     The price of equity Holdings changes in response to many factors, including a company’s historical and prospective earnings, the value of its assets, and many of the factors noted above.
     Fixed income (debt) Holdings are affected primarily by the financial condition of the companies that have issued them and by changes in interest rates, although the factors noted above may also have a significant impact on fixed income (debt) Holdings. There is a risk that an issuer of a Fund’s fixed income (debt) Holding (including borrowers) may not be able to meet its financial obligations (e.g., may not be able to make principal and/or interest payments when they are due or otherwise default on other financial terms) and/or go bankrupt. Securities such as high yield/high-risk bonds, i.e. bonds with low credit ratings by Moody’s (Ba or lower) or Standard & Poor’s (BB and lower) or no rating, are especially subject to credit risk during periods of economic uncertainty or during economic downturns and are more likely to default on their interest and/or principal payments than higher rated securities. Certain asset-backed instruments, such as collateralized debt obligations, collateralized mortgage obligations and other mortgage related securities, structured investment vehicles and other debt Holdings may have exposure to subprime loans or subprime mortgages, which are loans to persons with lower credit ratings. These instruments may present credit risk that is not transparent and that is greater than indicated by their ratings. The value of these instruments may be more acutely affected by downturns in the credit markets or the real estate market than certain other Holdings, and it may be difficult to value these instruments because of a thin secondary market.

     There are certain additional risks involved in investing in foreign securities that may not be inherent in investments in domestic securities. These risks may involve foreign currency fluctuations, adverse political, social and economic developments and the possible imposition of currency exchange blockages or other foreign governmental laws or restrictions. In addition, the securities of some foreign companies and securities markets are less liquid and at times more volatile than securities of comparable U.S. companies and U.S. securities markets. The markets in emerging markets countries can be extremely volatile.
     None of the Funds may invest in illiquid securities and illiquid bank loans (collectively, “Illiquid Holdings”) if as a result of such investment, more than 15% of its net assets, taken at market value at the time of such investment, would be invested in Illiquid Holdings. The term “Illiquid Holdings” for this purpose means Holdings that cannot be disposed of within seven days in the ordinary course of business at approximately the amount at which a Fund has valued the Holdings. Illiquid Holdings may be difficult to value and difficult to sell, which means a Fund may not be able to sell such Holdings quickly for its full value. The market value of Illiquid Holdings held by each Fund as of September 30, 2010 was less than 15% of its net assets.
     Senior Loan Participations and Assignments
     Certain Funds may invest in floating rate senior loans (“Senior Loans”), the interest rates of which float or adjust periodically based upon a specified adjustment schedule, benchmark indicator, or prevailing interest rates of domestic or foreign corporations, partnerships and other entities (“Borrowers”). Senior Loans generally pay interest at rates which are periodically redetermined by reference to a base lending rate plus a premium. These base lending rates generally include prime rates of one or more major U.S. banks, LIBOR rates or certificates of deposit rates. Senior Loans often require prepayments from excess cash flow or permit the borrower to repay at its election. The degree to which borrowers repay, cannot be predicted with accuracy. As a result, the actual maturity may be substantially less than the stated

PACIFIC LIFE FUNDS
NOTES TO FINANCIAL STATEMENTS (Continued)
(Unaudited)
maturities. Senior Loans are exempt from registration under the Securities Act of 1933, may contain certain restrictions on resale, and cannot be sold publicly. A Fund’s investments in Senior Loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties.
     When a Fund purchases assignments, it acquires all the rights and obligations under the loan agreement of the assigning lender. Assignments may, however, be arranged through private negotiations between potential assignees and potential assignors, and the rights and obligations acquired by the purchaser of an assignment may differ from, and be more limited than those held by the assigning lender.
     When a Fund purchases a participation of a Senior Loan interest, the Fund typically enters into a contractual agreement with the lender or other third party selling the participation. A participation interest in Senior Loans includes the right to receive payments of principal, interest and any fees to which it is entitled from the lender and only upon receipt by the lender of payments from the Borrower, but not from the Borrower directly. When holding a participation interest, if a Borrower is unable to meet its obligations under a loan agreement, a Fund generally has no right to enforce compliance of the terms of the loan agreement. As a result, the Fund assumes the credit risk of the Borrower, the selling participant, and any other persons that are interpositioned between the Fund and the Borrower. If the lead lender in a typical lending syndicate becomes insolvent, enters FDIC receivership or, if not FDIC insured, enters into bankruptcy, the Fund may incur certain costs and delays in receiving payment or may suffer a loss of principal and/or interest. As of September 30, 2010, no participation interest in Senior Loans was held by any of the Funds.
     Inflation-Indexed Bonds
     Certain Funds may invest in inflation-indexed bonds. Inflation-indexed bonds are fixed income (debt) securities whose principal value is periodically adjusted to the rate of inflation. The interest rate on these bonds is generally fixed at issuance at a rate lower than typical bonds. Over the life of an inflation indexed bond, however, interest will be paid based on a principal value, which is adjusted for inflation. Any increase or decrease in the principal amount of an inflation-indexed bond will result in an adjustment of interest income in the Statements of Operations.
     Mortgage-Related and Other Asset-Backed Securities
     Certain Funds may invest in mortgage-related and other asset-backed securities. These securities include mortgage pass-through securities, collateralized mortgage obligations (“CMOs”), collateralized loan obligations (“CLOs”), mortgage dollar rolls, CMO residuals, stripped mortgage-backed securities (“SMBS”), and other securities that directly or indirectly represent a participation in, or are secured by and payable from, mortgage loans secured by real property. Mortgage-related and other asset-backed securities are debt securities issued by a corporation, trust or custodian, or by a U.S. Government agency or instrumentality, that are collateralized by a portfolio or pool of mortgages, mortgage passthrough securities, U.S. Government securities or other assets. The value of some mortgage-related and asset-backed securities may be particularly sensitive to changes in prevailing interest rates. Early repayment of principal on some mortgage-related securities may expose a Fund to a lower rate of return upon reinvestment of principal. The value of these securities may fluctuate in response to the market’s perception of the creditworthiness of the issuers. Additionally, although mortgage and mortgage-related securities are generally supported by some form of government or private guarantee and/or insurance, there are no assurance that private guarantors or issuers will meet their obligations.
     Mortgage dollar rolls, principally on a forward commitment basis, involve a Fund selling mortgage-backed securities for delivery in the current month and simultaneously contracting to repurchase similar, but not identical securities at an agreed-upon price on a fixed date in the future. A Fund accounts for such dollar rolls as purchases and sales and receives compensation as consideration for entering into the commitment to repurchase. A Fund must maintain liquid securities having a value not less than the repurchase price (including accrued interest) for such dollar rolls. The market value of the securities that a Fund is required to purchase may decline below the agreed upon repurchase price of those securities.
     SMBS represent a participation in, or are secured by and payable from, mortgage loans on real property, and may be structured in classes with rights to receive varying proportions of principal and interest. SMBS include interest-only securities (“IOs”), which receive all of the interest, and principal-only securities (“POs”), which receive the entire principal. The cash flows and yields on IOs are extremely sensitive to the rate of principal payments (including prepayments) on the underlying mortgage loans. If the underlying mortgages experience higher than anticipated prepayments, an investor in IOs of SMBS may fail to recoup fully its initial investment, even if the IOs are highly rated or are derived from securities guaranteed by the U.S. Government. Unlike other fixed-income and other mortgage-backed securities, the market value of IOs tends to move in the same direction as interest rates. As prepayments on the underlying mortgages of POs increase, the yields on POs increase. Payments received from IOs are included in interest income in the Statements of Operations. Because principal will not be received at the maturity of an IO, adjustments are made to the book value of the security on the coupon date until maturity. These adjustments are included in interest income in the Statements of Operations. Payments received from POs are treated as reductions to the cost and par value of the securities. Any excess principal paydown gains or losses associated with the payments received are reported as interest income in the Statements of Operations.
     Government Sponsored Enterprise Securities
     Certain Funds may invest in securities issued by the Federal Home Loan Mortgage Corporation (“Freddie Mac”) and similar U.S. Government sponsored entities such as Federal National Mortgage Association (“Fannie Mae”) and the Federal Home Loan Banks (“FHLBs”). Although chartered and sponsored by Congress, such entities are generally not funded by Congressional appropriations. The debt and

PACIFIC LIFE FUNDS
NOTES TO FINANCIAL STATEMENTS (Continued)
(Unaudited)
mortgage-backed securities issued by these entities are neither guaranteed nor insured by the U.S. Government. As such, securities issued by these entities are typically supported only by the credit of the issuing entity, which depends entirely on its own resources to repay the debt, subject to the risk of default.
     On September 6, 2008, the Federal Housing Finance Agency (“FHFA”) placed Fannie Mae and Freddie Mac into conservatorship.
     As the conservator, FHFA succeeded to all rights, titles, powers and privileges of Fannie Mae and Freddie Mac and of any stockholder, officer or director of Fannie Mae and Freddie Mac with respect to those applicable entities and their respective assets. FHFA selected a new chief executive officer and chairman of the board of directors of Fannie Mae and Freddie Mac.
     On September 7, 2008, the U.S. Treasury announced three additional steps taken by it in connection with the conservatorship. First, the U.S. Treasury entered into a Senior Preferred Stock Purchase Agreements (“Purchase Agreements”) with Fannie Mae and Freddie Mac pursuant to which the U.S. Treasury will purchase up to an aggregate of $100 billion of each of Fannie Mae and Freddie Mac to maintain a positive net worth in each entity. This agreement contains various covenants that severely limit each entity’s operations. In exchange for entering into these agreements, the U.S. Treasury received $1 billion of each entity’s senior preferred stock and warrants to purchase 79.9% of each entity’s common stock. Second, the U.S. Treasury announced the creation of a new secured lending facility which is available to both Fannie Mae and Freddie Mac as a liquidity backstop. Third, the U.S. Treasury announced the creation of a temporary program to purchase mortgage-backed securities issued by Fannie Mae and Freddie Mac. Both the liquidity backstop and the mortgage-backed securities purchase program expired December 31, 2009. Fannie Mae and Freddie Mac are continuing to operate while in conservatorship and each remains liable for each of its respective obligations, including guaranty obligations, associated with its mortgage-backed securities.
     On May 6, 2009, the U.S. Treasury and FHFA, acting on behalf of Fannie Mae and Freddie Mac in its capacity as conservator, amended the Purchase Agreements, to among other items: (i) increase the funding available under the Purchase Agreements from $100 billion to $200 billion; (ii) increase the limit on mortgage-related investments portfolio as of December 31, 2009 from $850 billion to $900 billion; and (iii) revise the limit on the aggregate indebtedness and the method of calculating such limit for both Fannie Mae and Freddie Mac.
     On December 24, 2009, the Purchase Agreements were amended again to allow the Treasury’s funding commitment to increase from $200 billion to such amount as is necessary to accommodate any cumulative reduction in net worth over the next three years. At the conclusion of the three-year period, the remaining commitment will be fully available to be drawn per the terms of the agreements.
     When-Issued Securities
     Certain Funds may purchase and sell securities on a when-issued basis. These transactions are made conditionally because a security, although authorized, has not yet been issued in the market. A commitment by a Fund is made regarding these transactions to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. A Fund may sell when-issued securities before they are delivered, which may result in a capital gain or loss. Risk may arise upon entering these contracts from the potential inability of a counterparty to meet the terms of their contracts, or if the issuer does not issue the securities due to political, economic, or other factors.
     Delayed-Delivery Transactions
     Certain Funds may purchase or sell securities on a delayed-delivery basis. Payment and delivery may take place after the customary settlement period for that security. The price or yield of the underlying securities is fixed at the time the transaction is negotiated. When delayed-delivery purchases are outstanding, a Fund will set aside, and maintain until the settlement date in a segregated account, liquid assets in an amount sufficient to meet the purchase price. When purchasing a security on a delayed-delivery basis, a Fund assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its NAV. A Fund may dispose of or renegotiate a delayed-delivery transaction after it is entered into, and may sell delayed-delivery securities before they are delivered, which may result in a capital gain or loss. When a Fund has sold a security on a delayed-delivery basis, the Fund does not participate in future gains and losses with respect to the security.
     Short Sales
     Certain Funds may enter into short sales. A short sale is a transaction in which a Fund sells securities it does not own. A Fund’s use of short sales involves the risk that the price of the security in the open market may be higher when purchased to close out the Fund’s short position, resulting in a loss to the Fund. Such a loss is theoretically unlimited because there is no limit on the potential increase in the price of a security or guarantee as to the price at which the manager would be able to purchase the security in the open market.
     When a Fund sells securities short, it must borrow those securities to make delivery to the buyer. The Fund incurs an expense for such borrowing. The Fund may not be able to purchase a security that it needs to deliver to close out a short position at an acceptable price. This may result in losses and/or require the Fund to sell long positions before the manager had intended. A Fund may not be able to successfully implement its short sale strategy, which may limit its ability to achieve its investment goal, due to limited availability of desired or eligible securities, the cost of borrowing securities, regulatory changes limiting or barring short sales, or for other reasons. Securities sold in short sale transactions and the interest and dividends payable on such securities, if any, are reflected as a liability in the Statements of Assets and Liabilities.
     The use of proceeds received from selling short to purchase additional securities (long positions), results in leverage which may increase a Fund’s exposure to long positions. Leverage could magnify gains and losses and, therefore, increases a Fund’s volatility.

PACIFIC LIFE FUNDS
NOTES TO FINANCIAL STATEMENTS (Continued)
(Unaudited)
     Repurchase Agreements
     Certain Funds may invest in repurchase agreements. Repurchase agreements permit the investor to maintain liquidity and earn income over periods of time as short as overnight. Repurchase agreements held by a Fund are fully collateralized by U.S. Government securities, or securities issued by U.S. Government agencies, or securities that are within the three highest credit categories assigned by established rating agencies (Aaa, Aa, or A by Moody’s or AAA, AA or A by Standard & Poor’s) or, if not rated by Moody’s or Standard & Poor’s, are of equivalent investment quality as determined by the investment adviser or the applicable portfolio manager. Such collateral is in the possession of the Trust’s custodian or a designated broker-dealer. The collateral is evaluated daily to ensure its market value equals or exceeds the current market value of the repurchase agreements including accrued interest. In the event of default on the obligation to repurchase, a Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation.
     Reverse Repurchase Agreements
     Certain Funds may enter into reverse repurchase agreements. In a reverse repurchase agreement, a Fund sells to a financial institution a security that it holds with an agreement to repurchase the same security at the agreed-upon price and date. Securities sold under reverse repurchase agreements are reflected as a liability on the Statements of Assets and Liabilities. Interest payments made are recorded as a component of interest expense on the Statements of Operations. In periods of increased demand for the security, a Fund may receive a fee for use of the security by the counterparty, which may result in interest income to the Fund. A reverse repurchase agreement involves the risk that the market value of the security sold by a Fund may decline below the repurchase price of the security. A Fund will segregate assets determined to be liquid by the investment adviser or otherwise cover its obligations under reverse repurchase agreements.
     Derivative Instruments
     Certain Funds are permitted to invest in derivative instruments, including, but not limited to, futures contracts, options contracts, forward foreign currency contracts, interest rate swaps and credit default swaps (see Note 12 for a detailed discussion on derivative instruments).
     G. NEW ACCOUNTING PRONOUNCEMENT
     In January 2010, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update No. 2010-06, Improving Disclosures about Fair Value Measurements, (“ASU”). This ASU amends FASB Accounting Standards Codification (“ASC”) Topic 820, Fair Value Measurements and Disclosures, and requires entities to disclose the amounts and reasons for significant transfers between Levels 1 and 2 in the fair value hierarchy and inputs and valuation techniques used to determine Level 2 and Level 3 fair value measurements (see Note 11), and to separately present purchases, sales, issuances, and settlements in their reconciliation of Level 3 fair value measurements (i.e., to present such items on a gross basis rather than on a net basis). This ASU is effective for interim and annual period beginning after December 15, 2009, except for the disclosures about purchases, sales issuances, and settlements in the roll forward of activity in Level 3 fair value measurements (which are effective for interim and annual periods beginning after December 15, 2010). The Trust implemented the disclosures required for interim and annual periods beginning after December 15, 2009 (see the Notes to Schedules of Investments section of each Fund’s Schedule of Investments and Note 11). Management is currently evaluating the impact of additional implementation of this ASU will have on the Trust’s financial statement disclosures.
3. INVESTMENT ADVISORY, ADMINISTRATION AND SHAREHOLDER SERVICES, AND DISTRIBUTION AGREEMENTS
     Pursuant to an Investment Advisory Agreement, Pacific Life Fund Advisors LLC (“PLFA”), a wholly owned subsidiary of Pacific Life Insurance Company (“Pacific Life”), serves as investment adviser to the Trust. For each Fund, PLFA has retained other management firms to sub-advise each Fund, as discussed later in this section. PLFA receives advisory fees from each Fund based on the following advisory fee rates, which are based on an annual percentage of average daily net assets of each Fund:

PL Floating Rate Loan (1)	0.75%	PL Large-Cap Growth (2)	0.75%	PL Small-Cap Value	0.75%
PL Inflation Managed	0.40%	PL Large-Cap Value	0.65%	PL Real Estate	0.90%
PL Managed Bond	0.40%	PL Main Street Core	0.45%	PL Emerging Markets	0.80%
PL Short Duration Bond	0.40%	PL Mid-Cap Equity	0.65%	PL International Large-Cap	0.85%
PL Comstock	0.75%	PL Mid-Cap Growth	0.70%	PL International Value	0.65%
PL Growth LT	0.55%	PL Small-Cap Growth	0.60%

(1)	Effective July 1, 2010, PLFA has contractually agreed to waive 0.10% of its advisory fees through June 30, 2011 as long as Eaton Vance Management remains manager of the Fund. There is no guarantee that PLFA will continue such waiver after that date.

(2)	PLFA has contractually agreed to waive 0.025% of its advisory fees through June 30, 2011 as long as UBS Global Asset Management (Americas), Inc. remains manager of the Fund. There is no guarantee that PLFA will continue such waiver after that date.

PACIFIC LIFE FUNDS
NOTES TO FINANCIAL STATEMENTS (Continued)
(Unaudited)
     Pursuant to Fund Management Agreements, the Trust and PLFA engage various management firms under PLFA’s supervision for the Underlying Funds. As of September 30, 2010, the following firms serve as sub-advisers for their respective Fund: Eaton Vance Management for the PL Floating Rate Loan Fund; Pacific Investment Management Company LLC for the PL Inflation Managed and PL Managed Bond Funds; Goldman Sachs Asset Management, L.P. for the PL Short Duration Bond Fund; Invesco Advisers, Inc. for the PL Comstock Fund; Janus Capital Management LLC for the PL Growth LT Fund; UBS Global Asset Management (Americas) Inc. for the PL Large-Cap Growth Fund; ClearBridge Advisors, LLC for the PL Large-Cap Value Fund; OppenheimerFunds, Inc. for the PL Main Street Core and PL Emerging Markets Funds; Lazard Asset Management LLC for the PL Mid-Cap Equity Fund; Morgan Stanley Investment Management Inc. for the PL Mid-Cap Growth and PL Real Estate Funds; Fred Alger Management, Inc. for the PL Small-Cap Growth Fund; NFJ Investment Group LLC for the PL Small-Cap Value Fund; MFS Investment Management for the PL International Large-Cap Fund; and AllianceBernstein L.P. for the PL International Value Fund; PLFA, as investment adviser to the Trust, pays the related management fees to these sub-advisers as compensation for advisory services provided to their respective Fund.
     Pursuant to an Administration and Shareholder Services Agreement (the “Agreement”), Pacific Life serves as administrator (the “Administrator”) to the Trust. Effective July 1, 2010, the Trust compensates the Administrator at an annual rate of 0.15% of average daily net assets. From April 1, 2010 to June 30, 2010, the Trust compensated the Administrator at an annual rate of 0.30% of average daily net assets. The Administrative fee is for procuring or providing administrative, transfer agency, and shareholder services. In addition, Pacific Life and PLFA provide support services to the Trust that are outside the scope of the administrator’s and investment adviser’s responsibilities under the respective agreements. Under the support services agreement, the Trust compensated Pacific Life and PLFA for their expenses in providing support services to the Trust in connection with various matters, some of which include the time spent by legal, accounting, and compliance personnel of PLFA (including individuals who may be officers or Trustees of the Trust (“Personnel”)), to attend meetings of the Board and to provide assistance with the coordination and supervision in connection with the services procured for the Trust under the Administration Agreement. Support services do not include any services for which PLFA is responsible pursuant to the Investment Advisory Agreement. The Trust reimbursed Pacific Life and PLFA for these support services on an approximate cost basis.
     Pursuant to a Distribution Agreement, Pacific Select Distributors, Inc. (the “Distributor”), a wholly owned subsidiary of Pacific Life, serves as distributor of the Trust’s shares. The Distributor bears all expenses of providing services, including costs of sales presentations, mailings, advertisements, and other marketing efforts by the Distributor in connection with the distribution or sale of the Trust’s shares and makes distribution and/or service payments to selling groups in connection with the sale of certain of the Trust’s shares and subsequent servicing needs of shareholders provided by selling groups. For the period April 1, 2010 through July 1, 2010, the Distributor received service fees from the Underlying Funds pursuant to a Class A Service Plan (non 12b-1) for shareholder servicing activities. The service fee was 0.25% for Class A. The Class A shares did not pay a distribution fee. The fees were accrued daily. Effective July 2, 2010, the Class A shares were converted to Class P, which do not incur a service fee.
4. TRUSTEE COMPENSATION
     The Trust pays each independent trustee of the Board retainer fees and specified amounts for various Board and committee services and for chairing the committees.
     Each independent trustee is eligible to participate in the Trust’s Deferred Compensation Plan (the “Deferred Compensation Plan”). The Deferred Compensation Plan allows each independent trustee to voluntarily defer receipt of all or a percentage of fees which otherwise would be payable for services performed. Amounts in the deferral account are obligations of the Trust that are payable in accordance with the Deferred Compensation Plan. Deferral amounts are treated as though equivalent dollar amounts had been invested in shares of certain Funds. An independent trustee who defers compensation has the option to select credit rate options that track the performance of the Class A of the corresponding Portfolio Optimization Funds and PL Money Market Fund, and/or Class A shares (prior to July 1, 2010) and Class P shares (effective July 1, 2010) of the corresponding Underlying Funds without a sales load. Accordingly, the market value appreciation or depreciation of the independent trustee’s deferred compensation accounts will cause the expenses of each Fund to increase or decrease due to market fluctuation. The change in net unrealized appreciation or deprecation on independent trustee’s deferred compensation accounts is included in the Trustees’ compensation and expenses in the Statements of Operations. For the six-month period ended September 30, 2010, the expenses were decreased by $3,323 as a result of the market value depreciation on such accounts. As of September 30, 2010, the total deferred trustee compensation liability was $43,671 for the independent trustees.
5. EXPENSE REDUCTIONS
     To help limit the Trust’s expenses, PLFA, pursuant to an expense limitation agreement dated July 1, 2010, has contractually agreed to reduce its fees or otherwise reimburse each Fund for its operating expenses (including the administration fee and organizational expenses, but not including investment advisory fees; distribution and service (12b-1) fees; non 12b-1 service fees; dividends on securities sold short; acquired fund fees and expenses; taxes (including foreign taxes on dividends, interest or gains); interest; brokerage commissions and other transactional expenses; extraordinary expenses such as litigation and other expenses not incurred in the ordinary course of each Fund’s business) that exceed an annual rate based on a percentage of a Fund’s average daily net assets. The current expense cap is 0.15% through June 30, 2013, and 0.30% from July 1, 2013 through June 30, 2020.
     From April 1, 2010 to July 1, 2010, pursuant to an expense limitation agreement dated July 1, 2008, PLFA reimbursed each Fund for its operational expenses above the cap. The expense cap during this time was 0.30%. The investment adviser expense reimbursement for the six-month period ended September 30, 2010 for each Fund was as follows:

PACIFIC LIFE FUNDS
NOTES TO FINANCIAL STATEMENTS (Continued)
(Unaudited)

Investment
Adviser
Expense
Fund	Reimbursements

PL Floating Rate Loan	$49,111
PL Inflation Managed	174,094
PL Managed Bond	279,965
PL Short Duration Bond	92,123
PL Comstock	100,288
PL Growth LT	84,372
PL Large-Cap Growth	54,988
PL Large-Cap Value	116,069
PL Main Street Core	114,635
PL Mid-Cap Equity	81,615
PL Mid-Cap Growth	55,574
PL Small-Cap Growth	38,986
PL Small-Cap Value	34,700
PL Real Estate	40,496
PL Emerging Markets	134,261
PL International Large-Cap	130,589
PL International Value	106,478

Total	$1,688,344

     There is no guarantee that PLFA will continue to cap expenses after June 30, 2020. Any reimbursement is subject to repayment to PLFA for a period of time as permitted under regulatory and/or accounting guidance (currently 3 years from the end of the fiscal year in which the reimbursement or reduction took place), to the extent such expenses fall below the expense cap in future years. Any amounts repaid to PLFA will have the effect of increasing such expenses of the Fund, but not above the expense cap.
     The cumulative reimbursement and reduction amounts, if any, as of September 30, 2010 that are subject to repayment for each Fund are as follows:

	Expiration Date
Fund	3/31/2011	3/31/2012	3/31/2013	3/31/2014

PL Floating Rate Loan	$—	$55,422	$98,235	$49,111
PL Inflation Managed	359,755	341,417	308,763	174,094
PL Managed Bond	501,374	472,001	502,729	279,965
PL Short Duration Bond	212,660	150,950	164,724	92,123
PL Comstock	300,315	214,389	214,415	100,288
PL Growth LT	272,256	229,867	216,805	84,372
PL Large-Cap Growth	140,798	94,718	120,503	54,988
PL Large-Cap Value	198,498	175,460	216,004	116,069
PL Main Street Core	315,029	370,309	266,417	114,635
PL Mid-Cap Equity	234,458	195,175	177,580	81,615
PL Mid-Cap Growth	238,535	138,724	115,208	55,574
PL Small-Cap Growth	165,822	131,007	96,729	38,986
PL Small-Cap Value	66,498	120,502	92,384	34,700
PL Real Estate	138,599	118,370	94,439	40,496
PL Emerging Markets	455,787	347,289	319,937	134,261
PL International Large-Cap	357,364	296,673	286,639	130,589
PL International Value	343,568	325,469	289,342	106,478

Total	$4,301,316	$3,777,742	$3,580,853	$1,688,344

     Due to the current regulatory and/or accounting guidance, all expense reimbursements made by the investment adviser for the period September 28, 2001 (the Pacific Life Funds’ commencement date of operations) to March 31, 2007 expired for future recoupment as of March 31, 2010. Based on the Trust’s experience, the likelihood of repayment by a Fund for the amounts presented in the table above prior to the expiration is considered remote and no liabilities for such repayments were recorded by any Fund as of September 30, 2010. The adviser expense reimbursement and administrator fee reduction is presented in the Statements of Operations.
6. TRANSACTIONS WITH AFFILIATES
     The Funds have incurred $4,931,265 of investment advisory fees (after $16,049 and $8,450 advisory fee waivers for the PL Floating Rate Loan Fund and PL Large-Cap Growth Fund, respectively), $1,867,826 of administration fees, and $263,592 of expenses for support services provided by Pacific Life and PLFA (at approximate cost, see Note 3), for the six-month period ended September 30, 2010. As of September 30, 2010, $860,507, $219,710 and $100,407, respectively, remained payable.
     For the six-month period ended September 30, 2010, the Funds also incurred $1,015,080 of service fees, payable to the Distributor under the non 12b-1 service plan. As of September 30, 2010, no fees remained payable.

PACIFIC LIFE FUNDS
NOTES TO FINANCIAL STATEMENTS (Continued)
(Unaudited)
7. TAX CHARACTER OF DISTRIBUTIONS AND COMPONENTS OF DISTRIBUTABLE EARNINGS
     The tax character of distributions paid during the six-month period ended September 30, 2010, was as follows:

	Distributions Paid From
	Ordinary	Long-Term	Total
Fund	Income	Capital Gains	Distributions

PL Floating Rate Loan	$576,673	$—	$576,673
PL Inflation Managed	1,981,141	—	1,981,141
PL Managed Bond	4,261,752	898,391	5,160,143
PL Short Duration Bond	226,394	—	226,394
PL Comstock	236,849	—	236,849
PL Large-Cap Value	467,480	—	467,480
PL Main Street Core	95,654	—	95,654
PL Mid-Cap Equity	47,048	—	47,048
PL Mid-Cap Growth	338,784	185,706	524,490
PL Small-Cap Value	68,741	—	68,741
PL Real Estate	68,821	—	68,821
PL International Large-Cap	926,192	—	926,192
PL International Value	468,259	—	468,259
     The tax character of distributions paid during the year ended March 31, 2010, were as follows:

	Distributions Paid From
	Ordinary	Long-Term	Total
Fund	Income	Capital Gains	Distributions

PL Floating Rate Loan	$1,975,960	$—	$1,975,960
PL Inflation Managed	4,584,817	—	4,584,817
PL Managed Bond	12,379,527	1,275,371	13,654,898
PL Short Duration Bond	1,199,020	—	1,199,020
PL Comstock	1,052,848	—	1,052,848
PL Growth LT	1,426,742	—	1,426,742
PL Large-Cap Value	1,750,061	—	1,750,061
PL Main Street Core	1,045,156	—	1,045,156
PL Mid-Cap Equity	432,366	—	432,366
PL Mid-Cap Growth	316,397	298,218	614,615
PL Small-Cap Value	491,572	—	491,572
PL Real Estate	485,508	—	485,508
PL Emerging Markets	243,918	—	243,918
PL International Large-Cap	975,278	—	975,278
PL International Value	1,330,371	—	1,330,371
     As of March 31, 2010, the components of distributable earnings on a tax basis were as follows:

				Net
	Accumulated	Undistributed	Undistributed	Unrealized
	Capital and	Ordinary	Long-Term	Appreciation
Fund	Other Losses	Income	Capital Gains	(Depreciation) (1)

PL Floating Rate Loan	$(1,147,360)	$4,801	$—	$1,280,599
PL Inflation Managed	(2,055,282)	922,958	—	(1,174,200)
PL Managed Bond	—	2,687,790	898,386	2,560,288
PL Short Duration Bond	(115,124)	11,214	—	607,786
PL Comstock	(32,747,659)	236,840	—	10,906,724
PL Growth LT	(26,636,303)	—	—	16,656,144
PL Large-Cap Growth	(6,317,156)	—	—	11,275,926
PL Large-Cap Value	(16,387,956)	467,480	—	18,524,450
PL Main Street Core	(37,634,222)	95,631	—	21,210,304
PL Mid-Cap Equity	(27,280,380)	47,030	—	15,683,944
PL Mid-Cap Growth	(5,113)	338,779	185,699	11,027,887
PL Small-Cap Growth	(11,360,287)	—	—	5,705,076
PL Small-Cap Value	(9,914,886)	78,018	—	5,815,172
PL Real Estate	(13,200,079)	24,530	—	8,813,007
PL Emerging Markets	(5,074,455)	—	—	14,306,254
PL International Large-Cap	(11,772,430)	926,186	—	11,161,207
PL International Value	(47,530,599)	468,253	—	2,961,558

(1)	Amount includes appreciation and depreciation on investments, derivatives, and assets and liabilities in foreign currencies.
     The components of the accumulated capital and other losses as of March 31, 2010, are summarized in Note 8.

PACIFIC LIFE FUNDS
NOTES TO FINANCIAL STATEMENTS (Continued)
(Unaudited)
8. FEDERAL INCOME TAX INFORMATION
     Each Fund intends to continue to qualify as a regulated investment company and distribute substantially all its taxable income and capital gains to its shareholders. Each Fund presented in the first table below declared and paid sufficient dividends on net investment income and capital gains distributions during the year ended March 31, 2010, to qualify as a regulated investment company and is not required to pay Federal income tax under Subchapter M of the Internal Revenue Code. Accordingly, no provision for Federal income taxes is required in the financial statements. Required distributions are based on net investment income and net realized gains determined on a tax basis and may differ from such amounts for financial reporting purposes (see Note 2C). In addition, the year in which amounts are distributed may differ from the year in which the net investment income is earned and the net gains are realized by each Fund.
     Net capital loss carryovers and post-October capital losses, if any, as of March 31, 2010, are available to offset future realized capital gains and thereby reduce future capital gains distributions. Post-October foreign currency losses, if any, will offset future net investment income and thereby reduce future ordinary income distributions. The net capital loss carryovers and the post-October capital and foreign currency losses deferred as of March 31, 2010, were as follows:

							Post-	Post-October	Accumulated
	Net Capital	Net Capital Loss Carryover Expiring on March 31					October	Foreign	Capital and
	Loss	2014					Capital Loss	Currency	Other
Fund	Carryover	and Prior	2015	2016	2017	2018	Deferral	Loss Deferral	Losses

PL Floating Rate Loan	$(1,119,961)	$—	$—	$—	$(439,943)	$(680,018)	$(27,399)	$—	$(1,147,360)
PL Inflation Managed	(2,055,282)	—	—	—	(141,727)	(1,913,555)	—	—	(2,055,282)
PL Short Duration Bond	(115,124)	—	—	—	—	(115,124)	—	—	(115,124)
PL Comstock	(32,321,233)	—	—	—	(12,106,786)	(20,214,447)	(426,426)	—	(32,747,659)
PL Growth LT	(26,636,303)	—	—	—	(7,353,330)	(19,282,973)	—	—	(26,636,303)
PL Large-Cap Growth (1)	(6,317,156)	(64,425)	(1,076,170)	—	(4,424,082)	(752,479)	—	—	(6,317,156)
PL Large-Cap Value	(16,387,770)	—	—	—	(5,885,797)	(10,501,973)	—	(186)	(16,387,956)
PL Main Street Core	(37,183,558)	—	—	—	(13,408,365)	(23,775,193)	(450,664)	—	(37,634,222)
PL Mid-Cap Equity	(27,280,380)	—	—	—	(15,810,724)	(11,469,656)	—	—	(27,280,380)
PL Mid-Cap Growth	—	—	—	—	—	—	—	(5,113)	(5,113)
PL Small-Cap Growth	(11,360,287)	—	—	—	(5,477,816)	(5,882,471)	—	—	(11,360,287)
PL Small-Cap Value	(9,914,886)	—	—	(32,441)	(1,686,569)	(8,195,876)	—	—	(9,914,886)
PL Real Estate	(13,082,495)	—	—	—	(2,282,346)	(10,800,149)	(116,875)	(709)	(13,200,079)
PL Emerging Markets	(5,067,942)	—	—	—	—	(5,067,942)	—	(6,513)	(5,074,455)
PL International Large-Cap	(10,448,857)	—	—	—	(2,153,723)	(8,295,134)	(1,323,756)	—	(11,772,613)
PL International Value	(46,556,772)	—	—	—	(7,806,521)	(38,750,251)	(973,827)	—	(47,530,599)

(1)	The availability of a certain amount of capital loss carryover which was acquired on December 31, 2003 in the merger with the PF Putnam Research Fund, may be limited in a given year. The net capital loss carryover for 2014 and prior includes $64,425 net capital loss carryover expiring in 2011.
     The aggregate Federal tax cost of investments and the composition of unrealized appreciation and depreciation on investments and net unrealized appreciation and/or depreciation on derivatives and assets and liabilities in foreign currencies as of September 30, 2010, were as follows:

		Gross	Gross		Net Unrealized
	Total Cost of	Unrealized	Unrealized	Net Unrealized	Appreciation
	Investments	Appreciation	Depreciation	Appreciation	(Depreciation)	Net Unrealized
Fund	on Tax Basis	on Investments	on Investments	on Investments	on Other (1)	Appreciation

PL Floating Rate Loan	$70,542,299	$1,293,087	$(761,347)	$531,740	$—	$531,740
PL Inflation Managed	217,030,472	5,641,683	(336,215)	5,305,468	99,951	5,405,419
PL Managed Bond	344,738,079	12,559,571	(5,625,470)	6,934,101	1,417,054	8,351,155
PL Short Duration Bond	93,938,645	1,228,877	(173,885)	1,054,992	—	1,054,992
PL Comstock	131,726,902	11,205,454	(3,581,603)	7,623,851	—	7,623,851
PL Growth LT	82,708,357	17,070,081	(1,098,505)	15,971,576	(82,505)	15,889,071
PL Large-Cap Growth	73,821,354	13,240,044	(574,209)	12,665,835	—	12,665,835
PL Large-Cap Value	179,139,609	18,814,237	(5,628,473)	13,185,764	—	13,185,764
PL Main Street Core	117,117,803	17,623,352	(2,070,683)	15,552,669	—	15,552,669
PL Mid-Cap Equity	100,811,652	16,206,756	(892,391)	15,314,365	—	15,314,365
PL Mid-Cap Growth	38,462,211	14,517,789	(901,536)	13,616,253	168	13,616,421
PL Small-Cap Growth	22,983,762	6,219,261	(424,598)	5,794,663	—	5,794,663
PL Small-Cap Value	56,168,442	8,380,053	(1,404,323)	6,975,730	(76)	6,975,654
PL Real Estate	26,447,847	9,997,590	(245,198)	9,752,392	—	9,752,392
PL Emerging Markets	33,936,346	18,478,782	(308,320)	18,170,462	(8,780)	18,161,682
PL International Large Cap	108,744,347	19,536,664	(4,544,305)	14,992,359	19,971	15,012,330
PL International Value	80,133,085	6,719,520	(4,195,798)	2,523,722	(14,247)	2,509,475

(1)	Other includes net appreciation or depreciation on derivatives, securities sold short, and assets and liabilities in foreign currencies, if any.

PACIFIC LIFE FUNDS
NOTES TO FINANCIAL STATEMENTS (Continued)
(Unaudited)
     As of and during the year ended March 31, 2010, none of the Funds had liabilities for any unrecognized tax benefits. During the year ended March 31, 2010, none of the Funds incurred any interest or penalties.
     Each Fund’s tax returns remain subject to examination by Federal and State tax authorities (principal state jurisdictions include California and Delaware) for the tax years ended March 31, 2008 through March 31, 2010 for Federal purposes and March 31, 2007 through March 31, 2010 for State purposes.
9. UNFUNDED SENIOR LOAN COMMITMENTS
     Unfunded loan commitments on senior loan participations and assignments (Note 2F), if any, are marked to market daily and valued according to the Trust’s valuation policies and procedures. Any outstanding unfunded loan commitments are presented in the Notes to Schedules of Investments section of each applicable Fund’s Schedule of Investments. Any applicable net unrealized appreciation or depreciation at the end of the reporting period and change in net unrealized appreciation or depreciation on unfunded loan commitments for the reporting period is reflected on the Statements of Assets and Liabilities and the Statements of Operations, respectively. As of September 30, 2010, no unfunded loan commitments were held by any Fund.
10. PURCHASES AND SALES OF SECURITIES
     The cost of purchases and proceeds from sales of securities (excluding short-term investments) for the six-month period ended September 30, 2010, is as follows:

	U.S. Government Securities		Other Securities
Fund	Purchases	Sales	Purchases	Sales

PL Floating Rate Loan	$—	$—	$46,323,853	$29,071,915
PL Inflation Managed	474,222,319	426,631,142	21,174,023	15,969,408
PL Managed Bond	509,540,564	384,668,025	25,471,996	15,736,114
PL Short Duration Bond	49,294,882	35,438,392	16,108,800	5,337,255
PL Comstock	—	—	27,106,559	14,409,877
PL Growth LT	—	—	31,397,265	21,107,334
PL Large-Cap Growth	—	—	53,634,246	30,927,951
PL Large-Cap Value	—	—	43,951,142	11,930,997
PL Main Street Core	—	—	44,208,113	55,941,403
PL Mid-Cap Equity	—	—	49,607,959	39,983,892
PL Mid-Cap Growth	—	—	11,958,559	20,500,356
PL Small-Cap Growth	—	—	9,810,273	8,141,286
PL Small-Cap Value	—	—	25,511,995	5,651,877
PL Real Estate	—	—	5,261,813	8,366,652
PL Emerging Markets	—	—	8,382,971	9,605,194
PL International Large-Cap	—	—	28,254,337	15,950,291
PL International Value	—	—	36,028,450	36,081,332
11. FAIR VALUE MEASUREMENTS AND DISCLOSURES
     The Trust characterizes its Holdings as Level 1, Level 2 or Level 3 based upon the various inputs or methodologies used to value the Holdings. The three-tier hierarchy of inputs is summarized in the three broad levels listed below:
•	Level 1 —	Quoted prices in active markets for identical Holdings
•	Level 2 —	Significant observable market-based inputs, other than Level 1 quoted prices, or unobservable inputs that are corroborated by market data
•	Level 3 —	Significant unobservable inputs that are not corroborated by observable market data
     The inputs or methodologies used for valuing each Fund’s Holdings are not necessarily an indication of the risks associated with investing in those Holdings. For example, Holdings of money market instruments are valued using amortized cost in accordance with the rules under the 1940 Act. Generally, amortized cost approximates the current fair value of a Holding, but since the value is not obtained from a quoted price in an active market, such Holdings are reflected as Level 2. Foreign Holdings that are valued with the assistance of a statistical research service approved by the Board, and based on significant observable inputs (as described in Note 2A) are reflected as Level 2. For fair valuations using significant unobservable inputs, the Trust provides a reconciliation of the beginning to ending balances for reported market values that presents changes attributable to total realized and unrealized gains or losses, purchase and sales, and transfers in and out of Level 3 during the period. Transfers in and out of Level 3 are based on values at end of period. The Trust also provides the amounts and reasons for significant transfers, if any, between Level 1 and Level 2 in the fair value hierarchy (see Note 2G). For the six-month period ended September 30, 2010, there were no significant transfers between Level 1 and Level 2. A summary of each Fund’s Holdings as of September 30, 2010 as categorized under the three-tier hierarchy of inputs can be found in the Notes to Schedule of Investments section of each Fund’s Schedule of Investments.

PACIFIC LIFE FUNDS
NOTES TO FINANCIAL STATEMENTS (Continued)
(Unaudited)
     The following is a description of valuation inputs and techniques that the Trust currently utilizes to fair value each major category of assets and liabilities.
     Equity Securities (Common and Preferred Stock) — Equity securities (foreign or domestic) that are actively traded on a securities exchange are fair valued based on quoted prices from the applicable exchange, and to the extent valuation adjustments are not applied to these securities, they are categorized as Level 1. Equity securities traded on inactive markets and certain foreign equity securities are fair valued using significant other observable inputs which include broker-dealer quotes, recently executed transactions adjusted for changes in the benchmark index, or evaluated price quotes received from pricing vendors that take into account the integrity of the market sector and issuer, the individual characteristics of the security, and information received from broker-dealers and other market sources pertaining to the issuer or security. To the extent that these inputs are observable and timely, the fair values of these securities would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.
     U.S. Treasury Obligations — U.S. Treasuries are fair valued based on pricing models that evaluate the mean between the most recently published bid and ask price. The models also take into consideration data received from active market makers and inter-broker-dealer brokers, yield curves, and the spread over comparable U.S. Treasury issues. The spreads change daily in response to market conditions and are generally obtained from the new issue market and broker-dealer sources. To the extent that these inputs are observable and timely, the fair values of U.S. Treasury obligations would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.
     Government Sponsored Enterprise and Mortgage-Backed Securities — Government sponsored enterprise and mortgage-backed securities are fair valued using pricing models based on inputs that include issuer type, coupon, and cash flows, mortgage prepayment projection tables and Adjustable Rate Mortgage evaluations that incorporate index data, periodic and life caps, and the next coupon reset date, and the convertibility of the bond. To the extent that these inputs are observable and timely, the fair values of Government sponsored enterprise and mortgage-backed securities would be categorized as Level 2; otherwise the fair value would be categorized as Level 3.
     Municipal Bonds — Municipal bonds are fair valued based on pricing models that takes into account, among other factors, information received from market makers and broker-dealers, current trades, bid-want lists, offerings, market movements, the callability of the bond, state of issuance, benchmark yield curves, and bond insurance. To the extent that these inputs are observable and timely, the fair values of municipal bonds would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.
     Foreign Government Bonds and Notes — Foreign government bonds and notes are fair valued based on discounted cash flow models that incorporate option adjusted spreads along with benchmark curves and credit spreads. In addition, international bond markets are monitored regularly for information pertaining to the issuer and/or the specific issue. To the extent that these inputs are observable and timely, the fair values of foreign government bonds and notes would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.
     Corporate Bonds — Corporate bonds held by a Fund generally comprise two main categories: investment grade bonds and high yield bonds. Investment grade bonds are reported at fair value using various inputs and techniques, which include broker-dealer quotations, live trading levels, recently executed transactions in securities of the issuer or comparable issuers, and options adjusted spread models that include base curve and spread curve inputs. Adjustments to individual bonds can be applied to recognize trading differences compared to other bonds issued by the same issuer. Fair values for high yield bonds are based primarily on broker-dealer quotations from relevant market makers and recently executed transactions in securities of the issuer or comparable issuers. The broker-dealer quotations received are supported by credit analysis of the issuer that takes into consideration credit quality assessments, daily trading activity, and the activity of the underlying equities, listed bonds and sector-specific trends. To the extent that these inputs are observable and timely, the fair values of corporate bonds would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.
     Asset-Backed Securities and Collateralized Mortgage Obligations — Asset-backed securities and collateralized mortgage obligations are fair valued using pricing models based on a security’s average life volatility. The models also take into account tranche characteristics such as coupon average life, collateral types, ratings, the issuer and tranche type, underlying collateral and performance of the collateral, and discount margin for certain floating rate issues. To the extent that these inputs are observable and timely, the fair values of asset-backed securities and collateralized mortgage obligations would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.
     Futures Contracts — Futures contracts and options on futures contracts are traded on commodity exchanges and are fair valued based on quoted prices from the applicable exchange, and to the extent valuation adjustments are not applied to futures contracts, they are categorized as Level 1. To the extent that valuation adjustments are observable and timely, the fair values of futures contracts would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.
     Options Contracts — Exchange listed options contracts are traded on securities exchanges and are fair valued based on quoted prices from the applicable exchange, and to the extent valuation adjustments are not applied or mean variation to exchange listed options contracts, they are categorized as Level 1. If valuation adjustments are applied and such adjustments are observable and timely, the fair values of exchange listed options contracts would be categorized as Level 2; otherwise the fair values would be categorized as Level 3. Options contracts traded over the counter (“OTC”) are fair valued based on pricing models that incorporates various inputs such as interest rates, credit spreads, currency exchange rates and volatility measurements for in-the-money, at-the-money, and out-of-the-money contracts based on a given strike price. To the extent that these inputs are observable and timely, the fair values of OTC options contracts would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

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(Unaudited)
     Forward Foreign Currency Contracts — Forward foreign currency contracts are fair valued using various inputs and techniques, which include broker-dealer quotations, actual trading information, and foreign currency exchange rates gathered from leading market makers and foreign currency exchange trading centers throughout the world. To the extent that these inputs are observable and timely, the fair values of forward foreign currency contracts would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.
     Interest Rate Swaps — Interest rate swaps are fair valued using pricing models that are based on real-time intraday snap shots of relevant interest rate curves that are built using the most actively traded securities for a given maturity. The pricing models also incorporate cash and money market rates. In addition, market data pertaining to interest rate swaps are monitored regularly to ensure that interest rates are properly depicting the current market rate. To the extent that these inputs are observable and timely, the fair values of interest rate swaps would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.
     Credit Default Swaps — Credit default swaps are fair valued using pricing models that take into account, among other factors, information received from market makers and broker-dealers, default probabilities from index specific credit spread curves, recovery rates, and cash flows. To the extent that these inputs are observable and timely, the fair values of credit default swaps would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.
     Total Return Swaps — Total Return swaps are fair valued using pricing models that take into account among other factors, index spread curves, nominal values, modified duration values and cash flows. To the extent that these inputs are observable and timely, the fair values of total return swaps would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.
     Senior Loans — Senior Loans are fair valued based on a quoted price received from a single broker-dealer or an average of quoted prices received from multiple dealers or valued relative to other benchmark securities when broker-dealer quotes are unavailable. To the extent that these inputs are observable, the fair values of Senior Loans would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.
12. DERIVATIVE INVESTMENT HOLDINGS CATEGORIZED BY RISK EXPOSURE
     Derivative instruments are investments whose values are tied to the value of an underlying security or asset, a group of assets, interest rates, exchange rates, currency or an index. Certain Funds are permitted to invest in derivative instruments, including, but not limited to, futures contracts, options contracts, forward foreign currency contracts, interest rate swaps, and credit default swaps. Derivatives may have little or no initial cash investment value relative to their market value exposure and therefore can produce significant gains or losses in excess of their cost. This is sometimes referred to as leverage. Leverage can magnify a Fund’s gains and losses and therefore increase its volatility. A Fund’s investments in derivatives may increase, decrease or change the level or types of exposure to certain risk factors. The primary risks a Fund may attempt to manage through investing in derivative instruments include, but are not limited to, interest rate, foreign investments and currency, price volatility, and credit (including counterparty) risks.
     Market Risks Managed By Investing In Derivatives
     Interest rate risk — A Fund may be exposed to interest rate risk through investments in fixed income securities. Interest rate risk is the risk that fixed income securities will decline in value as a result of changes in interest rates. For example, the value of bonds, fixed rate loans and short-term money market instruments may decline in value when interest rates rise. Fixed income securities with longer durations tend to be more sensitive to changes in interest rates, making them more volatile than fixed income securities with shorter durations or money market instruments. Therefore, duration is a potentially useful tool to measure the sensitivity of a fixed income security’s yield (market price to interest rate movement). To manage these risks, certain Funds may invest in derivative instruments tied to interest rates.
     Foreign investments and currency risk — A Fund may be exposed to foreign investments and/or currency risk through direct investment in securities or through options, futures or currency transactions. The prices of foreign securities that are denominated in foreign currencies are affected by the value of the U.S. dollar. With respect to securities denominated in foreign currencies, in general, as the value of the U.S. dollar rises, the U.S. dollar price of a foreign security will fall. As the value of the U.S. dollar falls, the U.S. dollar value of the foreign security will rise. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons. Foreign investments may be riskier than U.S. investments for many reasons, including changes in currency exchange rates, unstable political and economic conditions, a lack of adequate and timely company information, differences in the way securities markets operate, relatively lower market liquidity, less stringent financial reporting and accounting guidance and controls, less secure foreign banks or securities depositories than those in the U.S., foreign taxation issues and foreign controls on investments. As a result, a Fund’s investments in foreign currency denominated securities and other foreign investments may reduce the returns of the Fund. To manage these risks, certain Funds may invest in derivative instruments tied to foreign investments and currencies.
     Price volatility risk — Derivatives tied to equity and fixed income securities are exposed to potential price volatility. Fixed income securities are affected by many factors, including prevailing interest rates, market conditions and market liquidity. Volatility of below investment grade fixed income securities (including loans) may be relatively greater than for investment grade fixed income securities. Equity securities tend to go up or down in value, sometimes rapidly and unpredictably. The prices of equity securities change in response to many factors, including a company’s historical and prospective earnings, the value of its assets, general economic conditions, interest rates, investor perceptions and market liquidity. Due to the complexities of markets, events in one market or sector may adversely impact other markets or sectors. To manage these risks, certain Funds may invest in various derivative instruments. Derivative instruments may be used to manage a Fund’s exposure to price volatility risk but may also be subject to greater price volatility than investments in traditional securities. The value of

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commodity-linked derivative instruments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs and international economic, political and regulatory developments.
     Credit and Counterparty risk — Credit risk is the risk that a fixed income security’s issuer (or borrower or counterparty) will be unable or unwilling to meet its financial obligations (e.g. may not be able to make principal and/or interest payments when they are due or otherwise default on other financial terms) and/or may go bankrupt. This is also sometimes described as counterparty risk. A Fund may lose money if the issuer or guarantor of fixed income security, or counterparty of a derivative contract, repurchase or reverse repurchase agreement, or a loan of Fund securities, is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations. A Fund may attempt to minimize concentrations of credit risk by undertaking transactions with a large number of borrowers or counterparties on recognized and reputable exchanges. A Fund’s investments in fixed income (debt) Holdings may range in quality from those rated in the lowest category in which it is permitted to invest to those rated in the highest category by a rating agency, or if unrated, determined by the manager to be of comparable quality. Similar to credit risk, a Fund may be exposed to counterparty risk, or the risk that an institution or other entity with which a Fund has unsettled or open transactions with default. Financial assets, which potentially expose a Fund to counterparty risk, consists mainly of cash due from counterparties and investments. Certain managers may attempt to minimize credit risks to a Fund by performing extensive reviews of each counterparty, entering into transactions with counterparties that the manager believes to be creditworthy at the time of the transaction and requiring the posting of collateral in applicable transactions. To manage these risks, certain Funds may invest in derivative instruments tied to a security issuers’ financial strength.
     A Fund’s transactions in listed securities are settled/paid for upon delivery with their counterparties. Therefore, the risk of counterparty default for listed securities is considered minimal, as delivery of securities sold is only made once a Fund has received payment. Payment is made on a purchase once the securities have been delivered by the counterparty. The trade will fail if either party fails to meet its obligations.
     Credit Related Contingent Features
     Certain Funds are parties to various agreements, including by not limited to International Swaps and Derivatives Agreements, Master Repurchase Agreements, and Master Securities Forward Transactions Agreements (collectively “Master Agreements”), which govern the terms of certain transactions with select counterparties. These Master Agreements generally include provisions for general obligations, representations, agreements, collateral and certain events of default or termination, such as credit related contingent features. These provisions reduce the counterparty risk associated with relevant transactions by allowing a Fund or its counterparties to elect to terminate early and cause settlement of all outstanding transactions if a triggering event occurs under the applicable Master Agreement. These triggering events include, but are not limited to, bankruptcy, failure to make timely payments, restructuring, obligation acceleration, obligation default, a material decline in net assets, decline in credit rating or repudiation/moratorium. Thus, if a credit related contingent feature is triggered, it would allow a Fund or its counterparty to close out all transactions under the agreement and demand payment or additional collateral to cover their exposure to the other counterparty. Any election made by a counterparty to early terminate a transaction could be material to a Fund’s financial statements. To reduce credit and counterparty risk associated with transactions, a Fund may enter into master netting arrangements to the extent that if an event of default occurs, all amounts with the counterparty are terminated and settled on a net basis. A Fund’s overall exposure to credit risk, subject to master netting arrangements, can change substantially within a short period, as it is affected by each transaction subject to the arrangement.
     Derivative Instruments
     In addition to managing the market risks described above, certain Funds, if permitted by their investment objectives, may also invest in derivatives for purposes of hedging, duration management, as a substitute for securities, to increase returns, or to otherwise help achieve a Fund’s investment goal. Each derivative instrument and the reasons the Funds invested in derivatives during the period are discussed in further detail below. As part of their investment strategies, the PL Inflation Managed and PL Managed Bond Funds may invest a substantial portion of their assets in derivatives, sometimes to the maximum amount of derivative positions permitted for mutual funds.
     Futures Contracts
     A futures contract is a commitment to buy or sell a specific amount of a financial instrument or commodity at a negotiated price on a specified future date. Futures contracts are subject to the possibility of illiquid markets, and the possibility of an imperfect correlation between the value of the instruments and the underlying securities. Initial margin deposits are made upon entering into futures contracts and can be funded with either cash or securities. During the period a futures contract is open, changes in the value of the contract are recognized as unrealized appreciation or depreciation by marking-to-market on a daily basis to reflect the market value of the contract at the end of each day’s trading. Variation margin receivables or payables represent the difference between the change in unrealized appreciation and depreciation on the open contracts and the cash deposits made on the margin accounts. When the contract is closed, a Fund records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the Fund’s cost of the contract. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded. Futures present minimal counterparty credit risk since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. During the reporting period, the Funds entered into futures contracts for the following reasons: The PL Short Duration Bond Fund used Treasury and Eurodollar futures contracts to manage interest rate risk. The PL International Value Fund used futures contracts to maintain full exposure to the equity markets. The PL Inflation

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(Unaudited)
Managed and PL Managed Bond Funds used financial and money market futures to manage exposure to securities markets and/or to manage interest rate risk.
     Options Contracts
     An options contract is a commitment that gives the purchaser of the contract the right, but not the obligation, to buy or sell an underlying asset at a specific price on or before a specified future date. In turn, the writer of an options contract is obligated, upon the exercise of the option, to buy or sell an underlying asset at a specific price on or before a specified future date. A swaption is an option contract granting the owner the right to enter into an underlying swap. Writing put options or purchasing call options tends to increase a Fund’s exposure to the underlying instrument. Writing call options or purchasing put options tends to decrease a Fund’s exposure to the underlying instrument. When a Fund writes or purchases a call or put option, an amount equal to the premium received or paid by the Fund is included in a Fund’s Statement of Assets and Liabilities as a liability or an investment, respectively, and subsequently adjusted to the current market value, based on the quoted daily settlement price of the option written or purchased. Certain options may be written or purchased with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. Premiums received or paid from writing or purchasing options, which expire unexercised, are treated by a Fund on the expiration date as realized gains or losses. The difference between the premium and the amount paid or received on a closing purchase or sale transaction, including brokerage commissions, is also treated as a realized gain or loss. If an option is exercised, the premium paid or realized is added to the cost of the purchase or proceeds from the sale in determining whether the Fund has realized a gain or loss on investment transactions. A Fund, as a writer of an option, may have no control over whether the underlying instrument may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the underlying written option. In addition, an illiquid market may make it difficult for a Fund to close out an option contract.
     The maximum risk of loss associated with writing put options is limited to the exercised fair value of the option contract. The maximum risk of loss associated with writing call options is potentially unlimited. Listed options contracts present minimal counterparty credit risk since they are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded options, guarantees the options against default. A Fund’s maximum risk of loss from counterparty credit risk related to OTC options contracts is limited to the premium paid.
     During the reporting period, the Funds entered into options contracts for the following reasons: The PL Inflation Managed and PL Managed Bond Funds sold/wrote options and swaptions on futures, currencies, and swaps, as a means of capitalizing on anticipated changes in market volatility and to generate income.
     Forward Foreign Currency Contracts
     A forward foreign currency contract (“Forward Contract”) is a commitment to buy or sell a specific amount of a foreign currency at a negotiated price on a specified future date. Forward Contracts can help a Fund manage the risk of changes in currency exchange rates. These contracts are marked-to-market daily at the applicable forward currency translation rates. A Fund records realized gains or losses at the time the Forward Contract is closed. A Forward Contract is extinguished through a closing transaction or upon delivery of the currency or entering an offsetting contract. A Fund’s maximum risk of loss from counterparty credit risk related to Forward Contracts is the fair value of the contract. The risk may be mitigated to some extent if a master netting arrangement between a Fund and the counterparty is in place and to the extent a Fund obtains collateral to cover the Fund’s exposure to the counterparty.
     During the reporting period, the Funds entered into forward foreign currency contracts for the following reasons: The PL International Value Fund used forward foreign currency contracts for hedging purposes to insulate the Fund’s returns against adverse currency movements. The PL Inflation Managed and PL Managed Bond Funds used forward foreign currency contracts in connection with settling planned purchases or sales of securities, to hedge against currency exposure associated with some or all of each Fund’s securities and as a part of each Fund’s investment strategy.
     Swaps
     Swaps are privately negotiated agreements between the Funds and its counterparties to exchange cash flows, assets, foreign currencies or market-linked returns at specified intervals. In connection with these agreements, securities may be identified as collateral in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default or bankruptcy/insolvency. Swaps are marked-to-market daily based upon values received from third party vendors or quotations from market makers. Unrealized appreciation is recorded as an asset and unrealized depreciation is recorded as a liability on the Statements of Assets and Liabilities. The change in value of swaps, including accruals of periodic amounts of interest to be paid or received on swaps, is recorded as unrealized appreciation or depreciation in the Statements of Operations. Payments received or made at the beginning of the measurement period are reflected as such in the Statements of Assets and Liabilities and represent payments made or received upon entering into the swap agreement to compensate for differences between the stated terms of the swap agreement and prevailing market conditions (credit spreads, currency exchange rates, interest rates, and other relevant factors). These upfront payments are included in the calculation of realized gain or loss in the Statements of Operations, when the swap is closed. A liquidation payment received or made at the termination of the swap is recorded as realized gain or loss in the Statements of Operations. Net periodic payments received by a Fund are included as part of realized gain or loss in the Statements of Operations.

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     Interest Rate Swaps
     Interest rate swap agreements involve the exchange by a Fund with another party of their respective commitments to pay or receive interest with respect to the notional amount of principal. Certain forms of interest rate swap agreements may include: (i) interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or “cap”, (ii) interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified rate, or “floor”, (iii) interest rate collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels, (iv) callable interest rate swaps, under which the counterparty may terminate the swap transaction in whole at zero cost by a predetermined date and time prior to the maturity date, (v) spreadlocks, which allow the interest rate swap users to lock in the forward differential (or spread) between the interest rate swap rate and a specified benchmark, or (vi) basis swaps, under which two parties can exchange variable interest rates based on different money markets.
     Certain Funds hold fixed rate bonds whose value may decrease if interest rates rise. To help hedge against this risk and to maintain the ability to generate income at prevailing market rates, certain Funds enter into interest rate swap agreements.
     A Fund investing in interest rate swaps is subject to the risk that there is no liquid market for these agreements, that the counterparties may default on their obligations to perform or disagree as to the meaning of the contractual terms in the agreements, or that there may be unfavorable changes in interest rates. A Fund’s maximum risk of loss from counterparty credit risk related to interest rate swaps is the discounted net value of the cash flows to be received from/paid to the counterparty over the contract’s remaining life, to the extent that the amount is positive. The risk may be mitigated to some extent if a master netting arrangement between a Fund and the counterparty is in place and to the extent a Fund obtains collateral to cover the Fund’s exposure to the counterparty.
     During the reporting period, the Funds entered into interest rate swap contracts for the following reasons: The PL Inflation Managed and PL Managed Bond Funds entered into interest rate swaps to manage nominal or real interest rate risk in various global markets and as a substitute for cash bond exposure.
     Credit Default Swaps
     Credit default swap agreements involve one party making a stream of payments (referred to as the buyer of protection) to another party (the seller of protection) in exchange for the right to receive a specified return in the event of a default or other credit event for the referenced entity, obligation or index. As a seller of protection, a Fund generally receives an upfront payment or a fixed rate of income throughout the term of the swap provided there is no credit event. As the seller, a Fund would effectively add leverage to its Fund because, in addition to its total net assets, a Fund would be subject to investment exposure on the notional amount of the swap.
     A Fund investing in credit default swaps is subject to the risk that there is no liquid market for these agreements, that the counterparties may default on their obligations to perform or disagree as to the meaning of the contractual terms in the agreements, or that there may be unfavorable changes in interest rates.
     If a Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, a Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. If a Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, a Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. Recovery values are assumed by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value.
     Credit default swap agreements on corporate issues or sovereign issues of an emerging country involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default or other credit event. If a credit event occurs and cash settlement is not elected, a variety of other deliverable obligations may be delivered in lieu of the specific referenced obligation. The ability to deliver other obligations may result in a cheapest-to-deliver option (the buyer of protection’s right to choose the deliverable obligation with the lowest value following a credit event). A Fund may use credit default swaps on corporate issues or sovereign issues of an emerging country to provide a measure of protection against defaults of the issuers (i.e., to reduce risk where a Fund owns or has exposure to the referenced obligation) or to take an active long or short position with respect to the likelihood of a particular issuer’s default.
     Credit default swap agreements on asset-backed securities involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default or other credit event. Unlike credit default swaps on corporate and sovereign issues of an emerging country, deliverable obligations in most instances would be limited to the specific referenced obligation as performance for asset-backed securities can vary across deals. Prepayments, principal paydowns, and other writedown or loss events on the underlying

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(Unaudited)
mortgage loans will reduce the outstanding principal balance of the referenced obligation. These reductions may be temporary or permanent as defined under the terms of the swap agreement and the notional amount for the swap agreement will be adjusted by corresponding amounts. A Fund may use credit default swaps on asset-backed securities to provide a measure of protection against defaults of the referenced obligation or to take an active long or short position with respect to the likelihood of a particular referenced obligation’s default.
     Credit default swap agreements on credit indices involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising the credit index. Credit default swap on indices are benchmarks for protecting investors owning bonds against default. A credit index is a list of a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. These indices are made up of reference credits that are judged by a poll of dealers to be the most liquid entities in the credit default swap market based on the sector of the index. Components of the indices may include, but are not limited to, investment grade securities, high yield securities, asset-backed securities, emerging markets, and/or various credit ratings within each sector. Credit indices are traded using credit default swaps with standardized terms including a fixed spread and standard maturity dates. An index credit default swap references all the names in the index, and if there is a default, the credit event is settled based on that name’s weight in the index. The composition of the indices changes periodically, usually every six months, and for most indices, each name has an equal weight in the index. A Fund may use credit default swaps on credit indices to hedge a Fund of credit default swaps or bonds with a credit default swap on indices which is less expensive than it would be to buy many credit default swap to achieve a similar effect.
     Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of period end, are disclosed in the Notes to Schedules of Investments and serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. For credit default swap agreements on asset-backed securities and credit indices, the quoted market prices and resulting values serve as the indicator of the current status of the payment/performance risk. Wider credit spreads and increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
     A Fund may use pair trades of credit default swaps. Pair trades attempt to match a long position with a short position of two securities in the same market sector for hedging purposes. Pair trades of credit default swaps attempt to gain exposure to credit risk while hedging or offsetting the effects of overall market movements. For example, a Fund may purchase protection through a credit default swap referenced to the debt of an issuer, and simultaneously selling protection through a credit default swap referenced to the debt of a different issuer with the intent to realize gains from the pricing differences of the two issuers who are expected to have similar market risks.
     A Fund may use spread curve trades by simultaneously purchasing and selling protection through credit default swaps referenced to the same issuer but with different maturities. Spread curves attempt to gain exposure to credit risk on a forward basis by realizing gains on the expected differences in spreads.
     A Fund’s maximum risk of loss from counterparty credit risk related to credit default swaps, either as the buyer or seller of protection, is the fair value of the contract. The risk may be mitigated to some extent if a master netting arrangement between a Fund and the counterparty is in place and to the extent a Fund obtains collateral to cover the Fund’s exposure to the counterparty.
     The aggregate fair value of credit default swaps in a net liability position is reflected as unrealized depreciation and is disclosed in the Notes to Schedules of Investments. The collateral posted, net of assets received as collateral, for swap contracts is also disclosed in the Notes to Schedules of Investments. The maximum potential amount of future payments (undiscounted) that a Fund as a seller of protection could be required to make under a credit default swap agreement is an amount equal to the notional amount of the agreement. Notional amounts of all credit default swap agreements outstanding as of September 30, 2010 for which a Fund is the seller of protection are disclosed in the Notes to Schedules of Investments. These potential amounts are partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by a Fund for the same referenced entity or entities.
     During the reporting period, the Funds entered into credit default swap contracts for the following reasons: The PL Inflation Managed and PL Managed Bond Funds sold credit protection through credit default swaps to increase exposure to the credit risk of individual securities or to the broader investment grade, high yield, or emerging market through the use of credit default swaps on credit indices. Both Funds also purchased credit protection to reduce credit exposure to individual issuers, reduce broader credit risk, or to take advantage of the basis between the credit default swap and cash bond market.
     For financial reporting purposes, the Trust does not offset fair value amounts recognized for derivative instruments and fair value amounts recognized for the right to reclaim cash collateral (receivables) or the obligation to return cash collateral (payables) arising from derivative instruments recognized at fair value executed with the same counterparty under a master netting arrangement, The derivative investment Holdings as of September 30, 2010 as disclosed in the Notes to Schedules of Investments and the amounts of realized gains and losses and changes in unrealized appreciation and depreciation on derivative investment Holdings during the six-month period ending September 30, 2010 as disclosed in the Statements of Operations serve as indicators of the volume of derivative activity for the Funds.

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(Unaudited)
     The following is a summary of the location of fair value amounts of derivative investments on the Trust’s Statements of Assets and Liabilities:

Location on the Statements of Assets and Liabilities
Derivative Investments Type	Asset Derivative Investments	Liability Derivative Investments

Interest rate contracts	Investments, at value	Outstanding options written, at value
	Receivable: Variation margin	Payable: Variation margin
	Swap contracts, at value	Swap contracts, at value

Foreign exchange contracts	Investments, at value	Outstanding options written, at value
	Receivable: Variation margin	Payable: Variation margin
	Forward foreign currency contracts appreciation	Forward foreign currency contracts depreciation

Location on the Statements of Assets and Liabilities
Derivative Investments Type	Asset Derivative Investments	Liability Derivative Investments

Credit contracts	Swap contracts, at value	Swap contracts, at value

Equity contracts	Investments, at value	Outstanding options written, at value
	Receivable: Variation margin	Payable: Variation margin
     The Trust records its derivatives at fair value. The Trust does not use hedge accounting under U.S. GAAP. Although a Fund’s investments in derivatives may represent economic hedges as part of its investment objectives, they are considered to be non-hedge transactions for purposes of U.S. GAAP. The following is a summary of each Fund’s derivative investments not accounted for as hedging investments under U.S. GAAP, categorized by primary risk exposure as of September 30, 2010:

	Asset Derivative Investments Value
			Interest		Foreign
	Total Value at	Equity	Rate	Credit	Exchange
Fund	September 30, 2010	Contracts	Contracts	Contracts	Contracts

PL Inflation Managed	$526,707	$—	$344,886 *	$47,508	$134,313
PL Managed Bond	2,824,354	—	977,539 *	1,016,566	830,249
PL Short Duration Bond	52,110	—	52,110 *	—	—
PL Growth LT	14,691	—	—	—	14,691
PL International Value	44	—	—	—	44

	Liability Derivative Investments Value
			Interest		Foreign
	Total Value at	Equity	Rate	Credit	Exchange
Fund	September 30, 2010	Contracts	Contracts	Contracts	Contracts

PL Inflation Managed	$(790,374)	$—	$(238,295)	$(53,344)	$(498,735)
PL Managed Bond	(1,940,634)	—	(1,158,320)	(50,660)	(731,654)
PL Short Duration Bond	(46,714)	—	(46,714) *	—	—
PL Growth LT	(97,196)	—	—	—	(97,196)
PL International Value	(25,895)	(8,469) *	—	—	(17,426)

*	Includes cumulative appreciation/depreciation of futures contracts as reported in the Schedules of Investments and its notes. Only current day’s variation margin is reported within the Statement of Assets & Liabilities.
     The following is a summary of the location of realized gains and losses and changes in unrealized appreciation and depreciation of derivative investments on the Trust’s Statements of Operations:

Derivative Investments Type	Location of Gain (Loss) on Derivative Investments Recognized in the Statements of Operations

Interest rate contracts	Net realized gain (loss) on investment security transactions
Equity contracts	Net realized gain (loss) on futures contracts and swap transactions
Net realized gain (loss) on written option transactions
Change in net unrealized appreciation (depreciation) on investment securities
Change in net unrealized appreciation (depreciation) on futures contracts and swaps
Change in net unrealized appreciation (depreciation) on written options

Foreign exchange contracts	Net realized gain (loss) on investment security transactions
Net realized gain (loss) on futures contracts and swap transactions
Net realized gain (loss) on written option transactions
Net realized gain (loss) on foreign currency transactions
Change in net unrealized appreciation (depreciation) on investment securities
Change in net unrealized appreciation (depreciation) on futures contracts and swaps
Change in net unrealized appreciation (depreciation) on written options
Change in net unrealized appreciation (depreciation) on foreign currencies

Credit contracts	Net realized gain (loss) on futures contracts and swap transactions
Change in net unrealized appreciation (depreciation) on futures contracts and swaps

PACIFIC LIFE FUNDS
NOTES TO FINANCIAL STATEMENTS (Continued)
(Unaudited)
     The following is a summary of each Fund’s realized gain and/or loss and change in unrealized appreciation and/or depreciation on derivative investments recognized in the Statements of Operations categorized by primary risk exposure as of September 30, 2010:

	Realized Gain (Loss) on Derivative Investments Recognized in the Statements of Operations
			Interest		Foreign
		Equity	Rate	Credit	Exchange
Fund	Total	Contracts	Contracts	Contracts	Contracts

PL Inflation Managed	$1,024,130	$—	$379,458	$31,021	$613,651
PL Managed Bond	5,983,567	—	5,634,257	103,368	245,942
PL Short Duration Bond	(19,264)	—	(19,264)	—	—
PL Growth LT	144,657	—	—	—	144,657
PL International Value	247,668	20,669	—	—	226,999

	Change in Unrealized Appreciation (Depreciation) on
	Derivative Investments Recognized in the Statements of Operations
			Interest		Foreign
		Equity	Rate	Credit	Exchange
Fund	Total	Contracts	Contracts	Contracts	Contracts

PL Inflation Managed	$(843,425)	$—	$(187,794)	$22,383	$(678,014)
PL Managed Bond	(2,025,951)	—	(1,942,960)	(45,661)	(37,330)
PL Short Duration Bond	(11,538)	—	(11,538)	—	—
PL Growth LT	(203,070)	—	—	—	(203,070)
PL International Value	(32,467)	(15,085)	—	—	(17,382)
13. SHARES OF BENEFICIAL INTEREST
     Each Fund is authorized to issue an unlimited number of shares of beneficial interest with no par value. Changes in shares of beneficial interest of each Fund were as follows:

	PL Floating Rate		PL Inflation		PL Managed		PL Short Duration
	Loan Fund (1)		Managed Fund (1)		Bond Fund (1)		Bond Fund (1)
	Period ended	Year ended	Period ended	Year ended	Period ended	Year ended	Period ended	Year ended
	9/30/2010	3/31/2010	9/30/2010	3/31/2010	9/30/2010	3/31/2010	9/30/2010	3/31/2010

Class A
Shares sold	783,698	2,282,633	1,956,632	6,378,988	3,125,323	7,234,283	1,426,601	3,533,144
Dividends and distribution reinvested	59,430	210,756	192,834	462,500	476,813	1,283,200	22,578	120,785
Shares repurchased	(26,716)	(515,930)	(481,900)	(518,710)	(717,827)	(765,659)	(94,972)	(973,595)
Converted to Class P shares	(6,194,222)	—	(16,468,262)	—	(24,830,341)	—	(8,923,737)	—

Net increase (decrease)	(5,377,810)	1,977,459	(14,800,696)	6,322,778	(21,946,032)	7,751,824	(7,569,530)	2,680,334
Beginning shares outstanding	5,377,810	3,400,351	14,800,696	8,477,918	21,946,032	14,194,208	7,569,530	4,889,196

Ending shares outstanding	—	5,377,810	—	14,800,696	—	21,946,032	—	7,569,530

Class P
Shares sold	722,433		1,042,973		2,537,876		859,331
Dividends and distributions reinvested	—		—		—		—
Shares repurchased	(66,020)		(970,466)		(784,949)		(819,312)
Converted from Class A shares	6,194,222		16,468,262		24,830,341		8,923,737

Net increase	6,850,635		16,540,769		26,583,268		8,963,756
Beginning shares outstanding	—		—		—		—

Ending shares outstanding	6,850,635		16,540,769		26,583,268		8,963,756

	PL Comstock		PL Growth		PL Large-Cap		PL Large-Cap
	Fund (1)		LT Fund (1)		Growth Fund (1)		Value Fund (1)
	Period ended	Year ended	Period ended	Year ended	Period ended	Year ended	Period ended	Year ended
	9/30/2010	3/31/2010	9/30/2010	3/31/2010	9/30/2010	3/31/2010	9/30/2010	3/31/2010

Class A
Shares sold	840,641	1,887,392	515,246	1,279,195	565,551	5,211,526	1,490,054	7,070,227
Dividends and distributions reinvested	25,075	111,723	—	161,723	—	—	51,066	179,933
Shares repurchased	(199,075)	(787,611)	(175,781)	(3,057,754)	(200,745)	(323,434)	(329,474)	(242,469)
Converted to Class P shares	(12,653,081)	—	(8,299,570)	—	(8,286,576)	—	(16,781,975)	—

Net increase (decrease)	(11,986,440)	1,211,504	(7,960,105)	(1,616,836)	(7,921,770)	4,888,092	(15,570,329)	7,007,691
Beginning shares outstanding	11,986,440	10,774,936	7,960,105	9,576,941	7,921,770	3,033,678	15,570,329	8,562,638

Ending shares outstanding	—	11,986,440	—	7,960,105	—	7,921,770	—	15,570,329

(1)	Class A shares were converted to Class P shares on July 2, 2010 (see Note 1 to Financial Statements).

PACIFIC LIFE FUNDS
NOTES TO FINANCIAL STATEMENTS (Continued)
(Unaudited)

	PL Comstock		PL Growth		PL Large-Cap		PL Large-Cap
	Fund (1)		LT Fund (1)		Growth Fund (1)		Value Fund (1)
	Period ended	Year ended	Period ended	Year ended	Period ended	Year ended	Period ended	Year ended
	9/30/2010	3/31/2010	9/30/2010	3/31/2010	9/30/2010	3/31/2010	9/30/2010	3/31/2010

Class P
Shares sold	1,079,888		691,794		2,933,999		2,404,096
Dividends and distributions reinvested	—		—		—		—
Shares repurchased	(332,027)		(61,573)		(136,932)		(250,548)
Converted from Class A shares	12,653,081		8,299,570		8,286,576		16,781,975

Net increase	13,400,942		8,929,791		11,083,643		18,935,523
Beginning shares outstanding	—		—		—		—

Ending shares outstanding	13,400,942		8,929,791		11,083,643		18,935,523

	PL Main Street		PL Mid-Cap		PL Mid-Cap		PL Small-Cap
	Core Fund (1)		Equity Fund (1)		Growth Fund (1)		Growth Fund (1)
	Period ended	Year ended	Period ended	Year ended	Period ended	Year ended	Period ended	Year ended
	9/30/2010	3/31/2010	9/30/2010	3/31/2010	9/30/2010	3/31/2010	9/30/2010	3/31/2010

Class A
Shares sold	1,015,605	3,174,195	949,982	1,214,393	117,550	3,175,797	27,664	501,380
Dividends and distributions reinvested	12,032	127,649	5,986	56,832	66,283	76,838	—	—
Shares repurchased	(18,854)	(1,035,627)	(377,103)	(631,044)	(620,970)	(507,051)	(234,932)	(1,862,567)
Converted to P shares	(17,231,149)	—	(12,316,799)	—	(6,101,628)	—	(2,523,721)	—

Net increase (decrease)	(16,222,366)	2,266,217	(11,737,934)	640,181	(6,538,765)	2,745,584	(2,730,989)	(1,361,187)
Beginning shares outstanding	16,222,366	13,956,149	11,737,934	11,097,753	6,538,765	3,793,181	2,730,989	4,092,176

Ending shares outstanding	—	16,222,366	—	11,737,934	—	6,538,765	—	2,730,989

Class P
Shares sold	843,420		986,658		288,310		468,420
Dividends and distributions reinvested	—		—		—		—
Shares repurchased	(3,185,738)		(147,972)		(733,150)		(8,271)
Converted from Class A shares	17,231,149		12,316,799		6,101,628		2,523,721

Net increase	14,888,831		13,155,485		5,656,788		2,983,870
Beginning shares outstanding	—		—		—		—

Ending shares outstanding	14,888,831		13,155,485		5,656,788		2,983,870

	PL Small-Cap		PL Real Estate		PL Emerging		PL International
	Value Fund (1)		Fund (1)		Markets Fund (1)		Large-Cap Fund (1)
	Period ended	Year ended	Period ended	Year ended	Period ended	Year ended	Period ended	Year ended
	9/30/2010	3/31/2010	9/30/2010	3/31/2010	9/30/2010	3/31/2010	9/30/2010	3/31/2010

Class A
Shares sold	157,009	681,735	18,349	865,460	64,136	543,076	899,940	1,665,396
Dividends and distributions reinvested	8,614	63,819	7,759	63,259	—	20,636	76,898	86,240
Shares repurchased	(160,735)	(1,213,361)	(423,437)	(1,515,147)	(7,619)	(1,365,816)	(104,013)	(1,045,692)
Converted to P shares	(4,458,487)	—	(3,535,609)	—	(3,969,965)	—	(8,682,775)	—

Net increase (decrease)	(4,453,599)	(467,807)	(3,932,938)	(586,428)	(3,913,448)	(802,104)	(7,809,950)	705,944
Beginning shares outstanding	4,453,599	4,921,406	3,932,938	4,519,366	3,913,448	4,715,552	7,809,950	7,104,006

Ending shares outstanding	—	4,453,599	—	3,932,938	—	3,913,448	—	7,809,950

Class P
Shares sold	2,704,705		299,330		224,238		529,578
Dividends and distributions reinvested	—		—		—		—
Shares repurchased	(39,533)		(260,966)		(381,569)		(595,217)
Converted from Class A shares	4,458,487		3,535,609		3,969,965		8,682,775

Net increase	7,123,659		3,573,973		3,812,634		8,617,136
Beginning shares outstanding	—		—		—		—

Ending shares outstanding	7,123,659		3,573,973		3,812,634		8,617,136

(1)	Class A shares were converted to Class P shares on July 2, 2010 (see Note 1 to Financial Statements).

PACIFIC LIFE FUNDS
NOTES TO FINANCIAL STATEMENTS (Continued)
(Unaudited)

	PL International
	Value Fund (1)
	Period ended	Year ended
	9/30/2010	3/31/2010

Class A
Shares sold	1,269,450	2,094,735
Dividends and distributions reinvested	61,755	153,540
Shares repurchased	(170,122)	(5,667,580)
Converted to P shares	(10,552,384)	—

Net decrease	(9,391,301)	(3,419,305)
Beginning shares outstanding	9,391,301	12,810,606

Ending shares outstanding	—	9,391,301

Class P
Shares sold	553,649
Dividends and distributions reinvested	—
Shares repurchased	(1,815,420)
Converted from Class A shares	10,552,384

Net increase	9,290,613
Beginning shares outstanding	—

Ending shares outstanding	9,290,613

(1)	Class A shares were converted to Class P shares on July 2, 2010 (see Note 1 to Financial Statements).
14. INDEMNIFICATIONS
     Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of performance of their duties to the Trust. In addition, the Trust entered into an agreement with each of the trustees which provides that the Trust will indemnify and hold harmless each trustee against any expenses actually and reasonably incurred by any trustee in any proceeding arising out of or in connection with the trustee’s services to the Trust, to the fullest extent permitted by the Trust’s Declaration of Trust and By-Laws, the general trust law of the State of Delaware, the Securities Act of 1933, and the 1940 Act, each as now or hereinafter in force. In the normal course of business, the Trust enters into contracts with service providers and others that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements and agreements is dependent on future claims that may be made against the Trust and/or the trustees and, therefore, cannot be estimated; however, based on experience, the risk of loss from such claims is considered remote.

PACIFIC LIFE FUNDS
DISCLOSURE OF FUND EXPENSES
(Unaudited)
     We believe it is important for you to understand the impact of fees and expenses regarding your investment. All mutual funds have operating expenses. As a shareholder of a mutual fund, you incur two types of costs: (1) transactions costs such as initial sales charges (loads) on purchase payments and/or contingent deferred sales charges on redemptions; and (2) ongoing costs, which include advisory fees, administration fees, distribution and/or service fees, and other fund expenses. The following example is intended to help you understand your ongoing costs (in dollars) of investing in each fund and to compare these costs with those of other mutual funds. The example is based on an investment of $1,000.00 made at the beginning of the period and held for the entire six-month period from April 1, 2010 to September 30, 2010.
ACTUAL EXPENSES
     The first section of the table for each fund entitled “Actual Fund Return”, provides information about actual account values and actual expenses based on each fund’s actual performance and each fund’s actual expenses, after any applicable adviser expense reimbursement, administrator fee reductions, advisory fee, and distribution and/or service fee waivers. The “Ending Account Value at 09/30/10” column shown is derived from the fund’s actual performance; the “Annualized Expense Ratio” column shows the fund’s actual annualized expense ratio; and the “Expenses Paid During the Period 04/01/10-09/30/10” column shows the dollar amount that would have been paid by you. All the information illustrated in the following table is based on the past six-month period from April 1, 2010 to September 30, 2010.
     You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, for each fund in your account, simply divide that fund’s value by $1,000.00 (for example, an $8,600.00 fund value divided by $1,000.00 = 8.6), then multiply the result by the number given for your fund(s) in the “Expenses Paid During the Period 04/01/10-09/30/10.”
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
     The second section of the table for each fund, entitled “Hypothetical”, provides information about hypothetical account values and hypothetical expenses based on a 5% per year hypothetical rate of return and actual fund’s expenses, after any applicable adviser expense reimbursement, administrator fee reductions, and distributor fee waivers. It assumes that the fund had an annual 5% rate of return before expenses, but that the expense ratio is unchanged. The hypothetical account values and expenses may not be used to estimate the actual ending account values or expenses you paid for the period.
     You may use the hypothetical example information to compare the ongoing costs of investing in the fund compared to other mutual funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other mutual funds.
     Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as initial sales charges (loads) or contingent deferred sales charges. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different mutual funds. In addition, if these other costs were included, your costs would have been higher.

				Expenses
	Beginning	Ending		Paid During
	Account	Account	Annualized	the Period (1)
	Value at	Value at	Expense	04/01/10 -
	04/01/10	09/30/10	Ratio	09/30/10

PL Floating Rate Loan Fund (2)
Actual Fund Return
	$1,000.00	$1,008.00	1.03%	$5.18
Hypothetical
	$1,000.00	$1,019.90	1.03%	$5.22
PL Inflation Managed Fund (2)
Actual Fund Return
	$1,000.00	$1,076.20	0.74%	$3.85
Hypothetical
	$1,000.00	$1,021.36	0.74%	$3.75
PL Managed Bond Fund (2)
Actual Fund Return
	$1,000.00	$1,064.00	0.74%	$3.83
Hypothetical
	$1,000.00	$1,021.36	0.74%	$3.75
PL Short Duration Bond Fund (2)
Actual Fund Return
	$1,000.00	$1,013.70	0.74%	$3.74
Hypothetical
	$1,000.00	$1,021.36	0.74%	$3.75
PL Comstock Fund (2)
Actual Fund Return
	$1,000.00	$975.70	1.10%	$5.45
Hypothetical
	$1,000.00	$1,019.55	1.10%	$5.57
PL Growth LT Fund (2)
Actual Fund Return
	$1,000.00	$988.40	0.90%	$4.49
Hypothetical
	$1,000.00	$1,020.56	0.90%	$4.56
PL Large-Cap Growth Fund (2)
Actual Fund Return
	$1,000.00	$1,011.70	1.05%	$5.30
Hypothetical
	$1,000.00	$1,019.80	1.05%	$5.32
PL Large-Cap Value Fund (2)
Actual Fund Return
	$1,000.00	$966.50	0.99%	$4.88
Hypothetical
	$1,000.00	$1,020.10	0.99%	$5.01
See explanation of references on page E-2

PACIFIC LIFE FUNDS
DISCLOSURE OF FUND EXPENSES (Continued)
(Unaudited)

				Expenses
	Beginning	Ending		Paid During
	Account	Account	Annualized	the Period (1)
	Value at	Value at	Expense	04/01/10 -
	04/01/10	09/30/10	Ratio	09/30/10

PL Main Street Core Fund (2)
Actual Fund Return
	$1,000.00	$995.10	0.81%	$4.05
Hypothetical
	$1,000.00	$1,021.01	0.81%	$4.10
PL Mid-Cap Equity Fund (2)
Actual Fund Return
	$1,000.00	$1,027.10	0.99%	$5.03
Hypothetical
	$1,000.00	$1,020.10	0.99%	$5.01
PL Mid-Cap Growth Fund (2)
Actual Fund Return
	$1,000.00	$1,117.40	1.06%	$5.63
Hypothetical
	$1,000.00	$1,019.75	1.06%	$5.37
PL Small-Cap Growth Fund (2)
Actual Fund Return
	$1,000.00	$1,019.10	0.95%	$4.81
Hypothetical
	$1,000.00	$1,020.31	0.95%	$4.81
PL Small-Cap Value Fund (2)
Actual Fund Return
	$1,000.00	$1,033.50	1.06%	$5.40
Hypothetical
	$1,000.00	$1,019.75	1.06%	$5.37
PL Real Estate Fund (2)
Actual Fund Return
	$1,000.00	$1,092.20	1.25%	$6.56
Hypothetical
	$1,000.00	$1,018.80	1.25%	$6.33
PL Emerging Markets Fund (2)
Actual Fund Return
	$1,000.00	$1,132.10	1.15%	$6.15
Hypothetical
	$1,000.00	$1,019.30	1.15%	$5.82
PL International Large-Cap Fund (2)
Actual Fund Return
	$1,000.00	$1,015.50	1.19%	$6.01
Hypothetical
	$1,000.00	$1,019.10	1.19%	$6.02
PL International Value Fund (2)
Actual Fund Return
	$1,000.00	$974.10	1.00%	$4.95
Hypothetical
	$1,000.00	$1,020.05	1.00%	$5.06

(1)	Expenses paid during the six-month period are equal to the Fund’s annualized expense ratio (shown in table above), multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year then divided by 365 days.

(2)	The Underlying Funds currently offer Class P shares only. Effective July 2, 2010, all Class A shares of the Underlying Funds were converted to Class P shares. Performance information prior to the conversion pertains to Class A shares and reflects the fees and expenses associated with that share class.

PACIFIC LIFE FUNDS
APPROVAL OF INVESTMENT ADVISORY AGREEMENT
AND FUND MANAGEMENT AGREEMENTS
(Unaudited)
     The Board of Trustees (the “Trustees” or “Board”) of Pacific Life Funds (the “Trust”) oversees the management of each of the separate funds of the Trust (each a “Fund” and collectively, the “Funds”), and as required by Section 15(c) of the Investment Company Act of 1940, as amended (the “1940 Act”), initially approves, and determines annually whether to renew the investment advisory agreement (the “Advisory Agreement”) with Pacific Life Fund Advisors LLC (“PLFA”) and each Fund management agreement (the “Fund Management Agreements,” together with the Advisory Agreement, the “Agreements”) with the various sub-advisers (“Fund Managers”). PLFA serves as the investment adviser for all of the Funds and manages the PL Money Market Fund directly under the name “Pacific Asset Management.” Hereinafter, all references to PLFA with respect to the PL Money Market Fund shall include Pacific Asset Management. For all other Funds, PLFA has retained other firms to serve as Fund Managers under PLFA’s supervision. The Board, including all of the Trustees who are not “interested persons,” as that term is defined in the 1940 Act (“Independent Trustees”), last renewed the Agreements at an in-person meeting of the Trustees held on December 15, 2009.* The description below does not relate to the approvals at that meeting, but to an approval that occurred since that meeting during the fiscal period April 1, 2010 through September 30, 2010.
     At an in-person meeting on September 14-15, 2010, the Board, including all of the Independent Trustees, approved a new Fund Management Agreement effective approximately January 1, 2011 with respect to the PL International Value Fund (“J.P. Morgan Fund Management Agreement”).
     In evaluating the J.P. Morgan Fund Management Agreement, the Board, including all of the Independent Trustees, considered the factors described below. The Board also considered, as applicable, the various screening processes that PLFA utilizes in proposing new fund managers, including screening for qualified firms through the use of quantitative data and information gathered from independent third-party databases, as well as due diligence conducted by PLFA on the investment resources and personnel of a fund manager and an assessment of the investment strategies used by a fund manager. In addition, the Board reviewed the specific criteria and information evaluated by PLFA during the selection process of the new Fund Manager, J.P. Morgan, including, as applicable, information about other firms considered by PLFA and reviewed PLFA’s analysis in reaching its conclusion to recommend the new Fund Manager, which was ultimately approved by the Board.
     The Trustees’ determinations were made on the basis of each Trustee’s business judgment after consideration of all the information presented. In reviewing the materials presented and in considering the information in the management presentations, the Trustees did not identify any single issue or particular information that, in isolation, would be a controlling factor in making a final decision regarding the proposed J.P. Morgan Fund Management Agreement. Individual Trustees may have given different weights to certain factors and assigned various degrees of materiality to information received in connection with the approval process. The following summary describes the most important, but not all of the factors considered by the Trustees in approving the J.P. Morgan Fund Management Agreement, and in the case of the Independent Trustees, in light of the legal advice furnished to them by independent legal counsel. This discussion is not intended to be all-inclusive.
Approval of J.P. Morgan Fund Management Agreement
     Under the 1940 Act, a change in fund manager requires shareholder approval of a new fund management agreement; however, pursuant to an exemptive order issued to Pacific Life Insurance Company by the Securities and Exchange Commission (“SEC”) on October 13, 1999 and relied upon by the Trust and PLFA, in accordance with the terms of the exemptive order, PLFA and the Trust can hire, terminate, and replace, as applicable, fund managers and enter into new fund management agreements (except, as a general matter, fund managers affiliated with PLFA) without shareholder approval.
     At an in-person meeting on September 14-15, 2010, the Board, including all of the Independent Trustees, approved, effective January 1, 2011, the J.P. Morgan Fund Management Agreement for the PL International Value Fund, and J.P. Morgan Investment Management, Inc. (“J.P. Morgan”) was appointed as the new Fund Manager. In connection with this matter, also at the September 15, 2010 meeting, the Board terminated the fund management agreement for the Fund with the current fund manager upon the effectiveness of the J.P. Morgan Fund Management Agreement. The appointment of J.P. Morgan as Fund Manager was made in accordance with the SEC exemptive order noted above and did not require shareholder approval.
     In evaluating the J.P. Morgan Fund Management Agreement, the Board, including the Independent Trustees, considered the following factors, among others:
1. Nature, Extent and Quality of Services to be Provided
     The Trustees considered the benefits to shareholders of retaining J.P. Morgan as the Fund Manager, particularly in light of the nature, extent, and quality of the services expected to be provided by J.P. Morgan. In this regard, the Trustees considered various materials relating to the proposed Fund Manager, including copies of the proposed J.P. Morgan Fund Management Agreement; copies of the Form ADV for J.P. Morgan; financial information relating to J.P. Morgan; and other information deemed relevant to the Trustees’ evaluation of J.P. Morgan, including qualitative assessments from senior management of PLFA.

*	At the meeting, the Board did not consider the continuance of the Agreements relating to the PL Large-Cap Growth Fund, as that Agreement was not up for renewal at this time.

PACIFIC LIFE FUNDS
APPROVAL OF INVESTMENT ADVISORY AGREEMENT
AND FUND MANAGEMENT AGREEMENTS (Continued)
(Unaudited)
     The Trustees considered that under the J.P. Morgan Fund Management Agreement, J.P. Morgan would be responsible for providing the investment management services for the Fund’s assets, including investment research, advice and supervision and determining which securities would be purchased or sold by the Fund. The Trustees considered the quality of the management services expected to be provided to the PL International Value Fund over both the short- and long-term, the organizational depth and resources of J.P. Morgan, including the background and experience of J.P. Morgan’s management and the expertise of the portfolio management team, as well as the investment strategies, processes and philosophy to be used for the investment strategy.
     In addition, the Trustees considered that the Trust’s CCO had reviewed the written compliance policies and procedures of J.P. Morgan, including the assessment of its compliance programs as required under Rule 38a-1 of the 1940 Act and its code of ethics, prior to the effectiveness of the new J.P. Morgan Fund Management Agreement.
     In making these assessments, the Trustees took note of the extensive due diligence PLFA conducted on J.P. Morgan and were aided by the assessments and recommendations of PLFA and the in-person presentation and materials provided by J.P. Morgan. The Trustees considered PLFA’s efforts and process to search for and screen advisory firms that are qualified to manage an international value portfolio and the identification by PLFA of J.P. Morgan to serve as Fund Manager with regard to the day-to-day investment activities of the PL International Value Fund. In this regard, the Trustees considered that the search criteria employed by PLFA included identification of a firm with sufficient size, market presence and resources to properly manage the Fund, the ability to manage a large pool of assets, competitive peer ranking, manager tenure and competitive sub-advisory fees.
     The Trustees also considered that PLFA has historically exercised diligence in monitoring the performance of the fund managers and has recommended and taken measures to attempt to remedy relative underperformance by a Fund when PLFA and the Board believed appropriate.
     The Board concluded it was satisfied with the nature, extent and quality of the investment management services anticipated to be provided to the PL International Value Fund by J.P. Morgan under the J.P. Morgan Fund Management Agreement.
2. Performance
     The Trustees considered information about the historical performance of a mutual fund investment company (the “Comparable Fund”) and a composite of investment funds and accounts (including the Comparable Fund) advised by the same J.P. Morgan portfolio management team that would manage the PL International Value Fund (together with the Comparable Fund, the “Comparable Performance”). The Trustees considered the Comparable Performance against a pertinent benchmark for the one-, three- and six-month periods as of June 30, 2010 as well as the one-, three- and five-year and since inception periods as of June 30, 2010. For the Comparable Fund performance, the Trustees considered the year-to-date, one-, three- and five-year periods as of June 30, 2010, against its Morningstar peer group and considered the annual performance returns against its Morningstar peer group for the previous seven calendar years. The Trustees also considered the need for J.P. Morgan to adhere to the Fund’s general investment mandate in order to function appropriately as an investment option for the PL Portfolio Optimization Funds.
     The Board determined that J.P. Morgan’s performance record was acceptable.
3. Advisory and Fund Management Fees
     The Trustees considered information regarding the comparative advisory fees charged under investment advisory fee contracts with regard to a mutual fund and other investment accounts (“Accounts”) with substantially similar investment strategies. The Trustees noted that the fees to be paid to J.P. Morgan for the management of the PL International Value Fund were different from the fees charged to other Accounts or that there were differences in the levels of services provided by J.P. Morgan to the other Accounts and that these differences were due to the nature of the Accounts or an affiliation between J.P. Morgan and the Accounts. These differences often explained the differences in fee schedules. The Trustees noted that the fee rates were the result of arms’-length negotiations between PLFA and J.P. Morgan, and that the PL International Value Fund’s sub-advisory management fees are paid by PLFA and are not paid directly by the Fund. The Trustees also considered that the proposed sub-advisory management fee rate payable to J.P. Morgan under the J.P. Morgan Fund Management Agreement contains breakpoints and is the same as the sub-advisory fee rate paid to the current fund manager. The Trustees considered that the advisory fee schedule would remain unchanged from the current fee schedule for the Fund. Additionally, the Trustees considered that there are certain costs associated with a manager change, but that the advisory fee rates and ongoing operating expenses paid by shareholders were not expected to increase as a result of this fund manager change. The Board concluded that the compensation payable under the J.P. Morgan Fund Management Agreement is fair and reasonable.

PACIFIC LIFE FUNDS
APPROVAL OF INVESTMENT ADVISORY AGREEMENT
AND FUND MANAGEMENT AGREEMENTS (Continued)
(Unaudited)
4. Costs, Level of Profits and Economies of Scale
     The Trustees reviewed information regarding the estimated costs to J.P. Morgan of managing the PL International Value Fund and the projected profitability of the J.P. Morgan Fund Management Agreement to J.P. Morgan to the extent practicable based on the financial information provided by J.P. Morgan. This information is only estimated because there is no actual operating history for J.P. Morgan as the Fund Manager of the PL International Value Fund. The Trustees gave less weight to projected profitability considerations and did not view this information to be as important as other information provided in connection with this matter, given the arms’-length nature of the relationship between PLFA and J.P. Morgan with respect to the negotiation of sub-advisory fees, the fact that such fees are paid by PLFA and the fact that they are projections. The Board concluded that the PL International Value Fund’s fee structure reflected in the J.P. Morgan Fund Management Agreement with respect to the PL International Value Fund is fair and reasonable.
5. Ancillary Benefits
     The Trustees received information from PLFA concerning other benefits that may be received by J.P. Morgan and its affiliates as a result of their relationship with the PL International Value Fund, including commissions that may be paid to broker-dealers affiliated with the Fund Manager and the anticipated use of soft dollars by the Fund Manager. In this regard, the Trustees noted that J.P. Morgan represented that it does not anticipate utilizing an affiliated broker-dealer for trades but that it may use soft dollar credits generated by Fund commissions to pay for research services, provided that the commission paid is reasonable in relation to the value of the brokerage and research services provided. The Trustees considered potential benefits to be derived by J.P. Morgan from its relationship with the PL International Value Fund and that such benefits were consistent with those generally derived by sub-advisers to mutual funds or were otherwise not unusual.
6. Conclusion
     Based on its review, including the consideration of each of the factors referred to above, the Board found that: (i) the compensation payable under the J.P. Morgan Fund Management Agreement is fair and reasonable; and (ii) the J.P. Morgan Fund Management Agreement is in the best interests of the PL International Value Fund and its shareholders. No single fact was determinative of the Board’s findings, but rather the Trustees based their determination on the total mix of information available to them.

PACIFIC LIFE FUNDS
WHERE TO GO FOR MORE INFORMATION
(Unaudited)
Availability of Quarterly Holdings
     The Trust files Form N-Q (complete schedules of fund holdings) with the Securities and Exchange Commission (the “SEC”) for the first and third quarters of each fiscal year not later than 60 days after the close of the applicable quarter end. The Trust’s Form N-Q, (when required) is filed pursuant to applicable regulation and is available after filing (i) on the SEC’s Web site at http://www.sec.gov; (ii) for review and copying at the SEC’s Public Reference Room in Washington, D.C. (Information on the operation of the Public Reference Room may be obtained by calling the SEC at 1-800-SEC-0330); and (iii) on the Trust’s Webpage at http://www.PacificLife.com. The SEC may charge you a fee for this information.
Availability of Proxy Voting Record
     By August 31 of each year, the Trust files information regarding how the fund managers voted proxies relating to fund securities during the most recent twelve-month period ended June 30. Such information is available after filing on the Trust’s’ Website and on the SEC’s Website noted below.
Information Relating to Investments Held by the Pacific Life Funds
     For complete descriptions of the various securities and other instruments held by the Trust and their risks, please see the Trust’s prospectus and Statement of Additional Information (“SAI”). For a description of bond ratings, please see the Trust’s SAI. The prospectus and SAI are available as noted below.
Availability of Proxy Voting Policies
     A description of the Proxy Voting Policies and Procedures that the Trust uses to determine how to vote proxies relating to fund securities is described in the Trust’s SAI.
How to obtain Information
     The Trust’s prospectus, SAI (including Proxy Voting Policies) and complete schedule of investments are available:
•	On the Trust’s Website at http://www.PacificLife.com
•	On the SEC’s Website at http://www.sec.gov
•	Upon request by calling, without charge, 1-800-722-2333, 7 a.m. through 5 p.m. Pacific Time

Item 2. Code of Ethics.
Not applicable.
Item 3. Audit Committee Financial Expert.
Not applicable.
Item 4. Principal Accountant Fees and Services.
Not applicable.
Item 5. Audit Committee of Listed registrants.
Not applicable.
Item 6. Investments.
(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

(b)	Not applicable.
Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.
Not applicable.
Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.
Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.
Not applicable.
Item 10. Submission of Matters to a Vote of Security Holders.
There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Directors.
Item 11. Controls and Procedures.
(a)	The Chief Executive Officer, President and Treasurer have concluded that Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) and internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) provide reasonable assurances that material information relating to Registrant is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing of this report.

(b)	There were no changes in Registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.
Item 12. Exhibits.

(a)(1)	Code of Ethics — Not applicable.

(a)(2)	Separate certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is attached hereto as Exhibit 99 CERT.

(a)(3)	Not applicable.

(b)	Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is attached hereto as Exhibit 99.906 CERT pursuant to Section 906 of the Sarbanes Oxley Act of 2002.

Signatures
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Pacific Life Funds

By:	/s/ Mark W. Holmlund Mark W. Holmlund
President

Date:	December 7, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Mary Ann Brown Mary Ann Brown
Chief Executive Officer

Date:	December 7, 2010

By:	/s/ Mark W. Holmlund

Mark W. Holmlund
President

Date:	December 7, 2010

By:	/s/ Brian D. Klemens

Brian D. Klemens
Treasurer (Principal Financial and
Accounting Officer)

Date:	December 7, 2010